                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act File Number 811-10507

                             AXA PREMIER FUNDS TRUST
               (Exact name of registrant as specified in charter)
                           1290 Avenue of the Americas
                            New York, New York 10104
                    (Address of principal executive offices)

                              PATRICIA LOUIE, ESQ.
                  Vice President and Associate General Counsel
            The Equitable Life Assurance Society of the United States
                           1290 Avenue of the Americas
                            New York, New York 10104

                     (Name and Address of Agent for Service)

                                   Copies to:

                              ARTHUR J. BROWN, ESQ.
                           Kirkpatrick & Lockhart LLP
                   1800 Massachusetts Ave., N.W., 2/nd/ Floor
                           Washington, D.C. 20036-1800
                            Telephone: (202) 778-9000

       Registrant's telephone number, including area code: (212) 554-1234

                       Date of fiscal year end: October 31

          Date of reporting period: November 1, 2002 - October 31, 2003

Item 1.    Reports to Stockholders.

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

                            AXA PREMIER FUNDS TRUST
                               2003 ANNUAL REPORT

AXA PREMIER FUNDS TRUST
ANNUAL REPORT
OCTOBER 31, 2003


TABLE OF CONTENTS

 .  LETTER FROM OUR PRESIDENT AND CEO                2

 .  MARKET OVERVIEW                                  3

 .  PERFORMANCE RESULTS AND COMMENTARY

         Notes on Performance                        4

         AXA Premier Large Cap Growth Fund           5

         AXA Premier Large Cap Core Equity Fund      6

         AXA Premier Large Cap Value Fund            7

         AXA Premier Small/Mid Cap Growth Fund       8

         AXA Premier Small/Mid Cap Value Fund        9

         AXA Premier International Equity Fund       10

         AXA Premier Technology Fund                 11

         AXA Premier Health Care Fund                12

         AXA Premier Core Bond Fund                  13

         AXA Premier Money Market Fund               14

 .  PORTFOLIOS OF INVESTMENTS                        15

 .  FINANCIAL STATEMENTS                             52

 .  NOTES TO FINANCIAL STATEMENTS                    72

 .  REPORT OF INDEPENDENT AUDITORS                   86

 .  FEDERAL INCOME TAX INFORMATION                   87

 .  MANAGEMENT OF THE TRUST                          88


Equitable, through its AXA Funds Management Group, serves as manager to the AXA Premier Funds and has access to detailed information concerning fund and subadviser performance and operations. The group is responsible for conducting ongoing investment reviews with each subadviser and for developing the criteria by which each fund's performance is measured.

            A MESSAGE FROM THE PRESIDENT AND CHIEF EXECUTIVE OFFICER

[PHOTO]

Dear Fellow Shareholder,

I am pleased to provide you with this annual report for the AXA Premier Funds. It appears that 2003 will be remembered as a transitional year for investment markets and the mutual fund industry. After a three-year stretch of market declines, investors who stayed the course were rewarded for their patience.

The Funds' fiscal year began in the claws of one of the deepest bear markets of modern times, and by early March, the S&P 500 Index had fallen near its lowest point of the three-year downturn. However, the stock market staged a vigorous rally with the S&P 500 increasing by 31.6% from March to October.

U.S. interest rates remained low and stable in 2003, which has meant modest returns for bond investors. But international equities have rebounded in tandem with the U.S. market, so this year may benefit those investors who have diversified across several asset classes and had the patience to maintain their discipline.

While the mutual fund industry has benefited from the rising market, it has also been stirred by regulatory scrutiny. Specifically, several fund groups have been named in investigations alleging improper trading activities. While these developments are deeply troubling, I hope investors do not completely abandon their mutual fund programs for one simple reason. Mutual funds can still be an effective way for investors to participate in the financial markets by affording them the benefits of diversification and professional investment management.

Significant reforms are already in motion, and perhaps the most meaningful are being initiated by fund groups themselves, not regulators or lawmakers. We expect that the mutual fund industry will be made stronger over the long term with more stringent fund oversight and best practices in the area of corporate governance. These additional safeguards will continue to help restore investor confidence and trust.

Since the introduction of our AXA Premier Fund family in 2002, we have taken steps in an effort to discourage disruptive trading practices that may be harmful to our shareholders. We also remain diligent in monitoring our subadvisers to ensure they meet our high standards for performance, professionalism and sound business practices.

We appreciate your patronage, and we wish you great success in 2004.

Sincerely,

/s/ Christopher M. Condron

Christopher M. Condron
President and CEO
AXA Financial, Inc.

MARKET OVERVIEW

The stock market continued its steady comeback through October, and despite a small setback in September, all sectors of the market remained on course for a rewarding 2003. The S&P 500 Index finished up 20.8% for the 12 months ending October 31. Over the fiscal year, growth stocks led value, while small-cap and mid-cap continued to outperform large-caps. The Russell 2000 Index of small-cap stocks increased by 43.4% over this period, more than doubling the gains of the large-cap dominated S&P 500. This is a common pattern in the early stages of a market recovery, as opportunistic investors look to recoup bear market losses in the more volatile smaller stocks. Earnings growth, which drives large-cap performance, typically takes time to turn around. But if earnings continue their gradual recovery, we might expect large-caps to catch up later in the economic cycle.

All sectors of the market, as measured by the S&P 500 Index, reported positive gains over the fiscal year. The market was led mostly by the performance of the Information Technology sector, which added the greatest value over the period. Other top performing sectors for the year included Materials, Utilities and Consumer Discretionary. In contrast, Telecommunications and Health Care sectors lagged due to the weak performance of many telecommunication services providers and pharmaceutical companies.

International equities continued their sustained rebound during the year, supported by the appreciation of foreign currencies against the U.S. dollar. The MSCI EAFE Index, which measures the performance of markets in Europe, Australasia and the Far East, returned 27.0% over the fiscal year.

The year was marked by a revival of investors' risk appetites, calming the financial market turmoil that produced a flight to safe assets. The return to normalcy came amid heightened confidence that U.S. and, to a lesser extent, European policymakers would protect the global economy against the risks of deflation. Interest rates declined and bond prices rose through most of the fiscal year.

Mortgage-backed securities held up well despite a high pace of refinancings. Rate cuts by both the Federal Reserve and the European Central Bank early in the fiscal year along with additional tax cuts, and rising defense spending encouraged investors to begin to move into riskier assets that have higher potential returns. Corporate bonds, especially BBB-rated and high-yield issues, performed well as investors began to notice that companies continued to cut capital spending and repair balance sheets. Emerging market bonds benefited from improved credit fundamentals.

Most investment grade bonds lost ground early in the third quarter of 2003 because of a sharp rise in interest rates in July, the worst month in the U.S. Government bond market in more than 23 years. The trigger for the sell-off was a suggestion by the Federal Reserve that it was less inclined to pursue a so-called "unconventional" approach to reinflating the economy than it had previously led investors to believe. Bonds bounced back later in the third quarter as lingering overcapacity, weak labor markets and faster productivity growth gave investors confidence that inflation would remain well contained.

NOTES ON PERFORMANCE

TOTAL RETURNS
Performance of each of the funds of the AXA Premier Funds Trust as shown on the following pages compares each fund's performance to that of a broad-based securities index. Performance information is as of the date shown and represents past performance and is not indicative of future results. Investment return and principal value of an investment in each of the funds will fluctuate as the prices of the individual securities in which it invests fluctuate, so that shares may be worth more or less at redemption or withdrawal than at original purchase. Since the funds are relatively new, results may have been achieved during market conditions or pursuing performance opportunities that may not continue to occur in the future. Also, market volatility and interest rate changes, among other factors, can significantly affect a fund's short-term returns.

Fund performance reflects the deduction of management fees and other fund expenses. All results include reinvested dividends and capital gains distributions. Standardized returns also reflect the deduction of maximum sales charges that apply to each class of shares. Many of the expenses of the funds are currently being waived or reimbursed so that the total fund expense does not exceed certain limits. Without these expense limits, the total return of each fund would have been lower.

For each of the equity funds of AXA Premier Funds Trust, the maximum front-end sales charge for Class A shares is 5.50% of offering price. For the AXA Premier Core Bond Fund, the maximum front-end sales charge for Class A shares is 4.50% of offering price. Class B shares are subject to a maximum contingent deferred sales charge equal to 5% in year 1, 4% in year 2, 4% in year 3, 3% in year 4, 2% in year 5, 2% in year 6 and 1% in year 7. Class C shares are subject to a 1% contingent deferred sales charge if redeemed within 18 months of purchase in addition to a front-end sales charge of 1% of offering price. Class Z shares are sold at net asset value and do not have a front-end sales charge or a deferred sales charge.


GROWTH OF $10,000 INVESTMENT
The Growth of $10,000 Charts shown for each fund illustrates the total value of an assumed investment in Class Z shares of each fund of AXA Premier Funds Trust. The periods illustrated are from the inception dates shown through October 31, 2003. These results assume reinvestment of dividends and capital gains. The returns for the funds' Class A, Class B and Class C shares are lower than the Class Z shares (which are shown in the chart) because these other shares have higher total expenses. In addition, unlike Class A, Class B and Class C shares, Class Z shares do not have any sales charges. Results should not be considered representative of future gains or losses.


THE BENCHMARKS
--------------
Broad-based securities indices are unmanaged and are not subject to fees and expenses typically associated with actively-managed funds. Investment cannot be made directly in a broad-based securities index. Comparisons with these benchmarks, therefore, are of limited use. They are included because they are widely known and may help you to understand the universe of securities from which each Fund is likely to select its holdings.


THE RUSSELL 1000(R) INDEX
An unmanaged index of common stocks that measures the performance of the 1,000 largest companies in the Russell 3000, representing approximately 92% of the total market capitalization of the Russell 3000.


RUSSELL 1000(R) GROWTH INDEX
This index contains those Russell 1000 securities (1,000 largest securities in the Russell 3000 Index) with a greater-than-average growth orientation. Securities in this index tend to exhibit higher price-to-book and price-to-earnings ratios, lower dividend yields and higher forecasted growth values than the value universe.


RUSSELL 1000(R) VALUE INDEX
This index contains those Russell 1000 securities (1,000 largest securities in the Russell 3000 Index) with a less-than-average growth orientation. It represents the universe of stocks from which value managers typically select.
 Securities in this index tend to exhibit lower price-to-book and price-to-earnings ratios, higher dividend yields and lower forecasted growth values than the growth universe.


STANDARD & POOR'S 500 INDEX
This index contains 500 of the largest U.S. industrial, transportation, utility and financial companies deemed by Standard and Poor's to be representative of the larger capitalization portion of the U.S. stock market. The index is capitalization weighted, thereby giving greater weight to companies with the largest market capitalizations.


RUSSELL 2500(TM) GROWTH INDEX
This index contains those Russell 2500 securities (the bottom 500 securities in the Russell 1000 Index and all 2,000 securities in the Russell 2000 Index) with a greater-than-average growth orientation. Securities in this index tend to exhibit higher price-to-book and price-earnings ratios, lower dividend yields and higher forecasted growth values than the value universe.


RUSSELL 2500(TM) VALUE INDEX
This index contains those Russell 2500 securities (the bottom 500 securities in the Russell 1000 Index and all 2,000 securities in the Russell 2000 Index) with a less-than-average growth orientation. Securities in this index tend to exhibit lower price-to-book and price-earnings ratios, higher dividend yields and lower forecasted growth values than the growth universe.


RUSSELL 1000(R) TECHNOLOGY INDEX
This index contains those Russell 1000 securities (1,000 largest securities in the Russell 3000 index) that are deemed technology companies by the Russell
sector classification scheme.   This sector includes securities in the following
industries: computer hardware, computer software, communications technology, electrical & electronics, semiconductors, and scientific equipment & suppliers.
 The index is market value weighted.


RUSSELL 1000(R) HEALTH CARE INDEX
This index contains those Russell 1000 securities (1,000 largest securities in the Russell 3000 Index) that are deemed healthcare companies by the Russell sector classification scheme.


MORGAN STANLEY CAPITAL INTERNATIONAL EAFE INDEX
This index contains a market capitalization weighted sampling of securities deemed by Morgan Stanley Capital International to be representative of the market structure of the developed equity markets in Europe, Australasia and the Far East.


LEHMAN BROTHERS AGGREGATE BOND INDEX
This index covers the U.S. investment-grade fixed-rate bond market, including government and credit securities, agency mortgage passthrough securities, asset-backed securities, and commercial mortgage-based securities.

AXA PREMIER LARGE CAP GROWTH FUND
FUND ADVISERS
.. Alliance Capital Management, L.P.
.. Dresdner RCM Global Investors LLC
.. TCW Investment Management Company

 GROWTH OF A $10,000 INVESTMENT
 12/31/01 - 10/31/03
 INVESTMENT IN CLASS Z SHARES
LOGO
                  "Russell 1000                 "AXA Premier Large Cap Growth Fund
                  Growth Index ($8,950)"        Class Z Shares ($8,730)"
"12/31/01"               10000                            10000
"1/02"                    9823                             9590
"4/02"                    8946                             8580
"7/02"                    7487                             7080
"10/02"                   7348                             7060
"1/03"                    7037                             6712
"4/03"                    7662                             7408
"7/03"                    8358                             8145
"10/03"                   8950                             8730


-------------------------------------------------------------------------------
 A $10,000 investment in the fund's Class A, Class B and Class C shares at the fund's inception on 12/31/01 (adjusted to reflect the maximum applicable sales charges) would have been valued at $8,221, $8,233 and $8,481, respectively, on 10/31/03.
--------------------------------------------------------------------------------

 WITHOUT SALES CHARGE
 (NON-STANDARDIZED AVERAGE ANNUAL RETURNS)
 AS OF 10/31/03
                                                 SINCE
                                  1 YEAR       INCEPTION*
------------------------------------------------------------
 Class A                          23.38%        (7.33)%
 Class B                          22.52         (8.04)
 Class C                          22.37         (8.10)
 Class Z                          23.66         (7.14)
 Russell 1000 Growth Index        21.82         (5.87)
 *Date of inception 12/31/01
 Returns for periods greater than one year are annualized
------------------------------------------------------------

 WITH SALES CHARGE
 (STANDARDIZED AVERAGE ANNUAL RETURNS)
 AS OF 10/31/03
                                                 SINCE
                                  1 YEAR       INCEPTION*
------------------------------------------------------------
 Class A                          16.60%        (10.14)%
 Class B                          17.52         (10.06)
 Class C                          20.17          (8.59)
 Class Z                          23.66          (7.14)
 Russell 1000 Growth Index        21.82          (5.87)
 *Date of inception 12/31/01
 Returns for periods greater than one year are annualized
------------------------------------------------------------


Past performance is not indicative of future results. Performance information shown above does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Please see "Notes on Performance."

PERFORMANCE SUMMARY

PERFORMANCE RESULTS

The AXA Premier Large Cap Growth Fund Class Z shares returned 23.66% for the fiscal year ending October 31, 2003, outperforming the Russell 1000 Growth Index which returned 21.82%. The Fund also maintained a lead over the index for the year-to-date period, returning 27.39% versus a 24.11% return for the index.

INVESTMENT HIGHLIGHTS
Fiscal Year Ended October 31, 2003

WHAT HELPED PERFORMANCE OVER THE YEAR
.. Strong stock selection in the Financials and Health Care sectors had added to relative performance during the year. Top contributors in these sectors were Progressive, which advanced 34.40%, and Genentech, which increased 140.45%.

.. Stock selection in the Information Technology sector also added to relative performance. Individual stocks that performed well over the year included:
 Network Appliance (+175.11%), Maxim Integrated (+56.77%), Yahoo (+85.01%), and Veritas Software (+137.05).

.. Other stock contributors in the Consumer Discretionary sector included Amazon, which soared 132.66%.

WHAT HURT PERFORMANCE OVER THE YEAR
.. Stock selection in the Consumer Staples, Energy, and Telecommunication
 Services sectors detracted from the Fund's results on a relative basis.

.. A relative overweight in the Financials sector also detracted from performance compared to the index.

.. Other detractors during the year included Viacom, which declined 10.50%; and Cardinal Health, which lost 14.10%. A relative underweight in Home Depot, which rose 29.53%, hurt the Fund's return relative to benchmark.

 TOP 10 HOLDINGS (AS OF 10/31/03)
----------------------------------------------------------------------
---------------------------------------------------------------------------------
 Intel Corp......................... Semiconductors
 Microsoft Corp..................... Systems Software
 Pfizer, Inc........................ Pharmaceuticals
 Amgen, Inc......................... Biotechnology
 Dell, Inc.......................... Computer Hardware
 Progressive Corp................... Insurance
 Wal-Mart Stores, Inc............... General Merchandise Stores
 Maxim Integrated Products, Inc..... Semiconductors
 Amazon.com, Inc.................... Internet Retail
 General Electric Co................ Industrial Conglomerates
---------------------------------------------------------------------------------

AXA PREMIER LARGE CAP CORE EQUITY FUND
FUND ADVISERS
.. Alliance Capital Management, L.P. (Bernstein Unit)
.. Janus Capital Management LLC
.. Thornburg Investment Management, Inc.

 GROWTH OF A $10,000 INVESTMENT
 12/31/01 - 10/31/03
 INVESTMENT IN CLASS Z SHARES
LOGO
                       "S&P 500            "AXA Premier Large Cap Core Equity
                        Index ($9,442)"     Fund Class Z Shares ($9,434)"
"12/31/01"                 10000                  10000
"1/02"                      9854                   9890
"4/02"                      9420                   9380
"7/02"                      8007                   7930
"10/02"                     7816                   7760
"1/03"                      7586                   7533
"4/03"                      8166                   8133
"7/03"                      8859                   8895
"10/03"                     9442                   9434

-------------------------------------------------------------------------------
 A $10,000 investment in the fund's Class A, Class B and Class C shares at the fund's inception on 12/31/01 (adjusted to reflect the maximum applicable sales charges) would have been valued at $8,885, $8,900 and $9,177, respectively, on 10/31/03.
--------------------------------------------------------------------------------

 WITHOUT SALES CHARGE
 (NON-STANDARDIZED AVERAGE ANNUAL RETURNS)
 AS OF 10/31/03
                                                   SINCE
                                  1 YEAR        INCEPTION*
--------------------------------------------------------------
 Class A                          21.29%          (3.32)%
 Class B                          20.37           (4.06)
 Class C                          20.53           (4.06)
 Class Z                          21.57           (3.13)
 S&P 500 Index                    20.80           (3.08)
 *Date of inception 12/31/01
 Returns for periods greater than one year are annualized
--------------------------------------------------------------

 WITH SALES CHARGE
 (STANDARDIZED AVERAGE ANNUAL RETURNS)
 AS OF 10/31/03
                                                   SINCE
                                  1 YEAR        INCEPTION*
--------------------------------------------------------------
 Class A                          14.64%          (6.25)%
 Class B                          15.37           (6.16)
 Class C                          18.30           (4.58)
 Class Z                          21.57           (3.13)
 S&P 500 Index                    20.80           (3.08)
 *Date of inception 12/31/01
 Returns for periods greater than one year are annualized
--------------------------------------------------------------


Past performance is not indicative of future results. Performance information shown above does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Please see "Notes on Performance."

PERFORMANCE SUMMARY

PERFORMANCE RESULTS

The AXA Premier Large Cap Core Equity Fund Class Z shares returned 21.57% for the fiscal year ending October 31, 2003. This compares to a 20.80% gain for the S&P 500 Index. For the year-to-date period, the Fund also maintained a lead over the index, returning 23.08% versus the index return of 21.21%.

INVESTMENT HIGHLIGHTS
Fiscal Year Ended October 31, 2003

WHAT HELPED PERFORMANCE OVER THE YEAR
.. Strong stock selection in the Health Care sector contributed to the Fund's relative performance over the year. A relative overweight in Genentech, which soared 140.45% and Genzyme, which advanced 64.81%, were notable contributors.

.. Stock selection in the Consumer Discretionary, Financials and Information
 Technology sectors also added to relative performance. Stocks in these sectors that posted strong returns over the year included: Cablevision (+111.30%), Best Buy (+125.55%), Electronic Arts (+52.09%), Amdocs (+99.63%), and E*trade (+128.89%).

.. A relative underweight in Consumer Staples also had a positive impact on the Fund's performance over the year.

WHAT HURT PERFORMANCE OVER THE YEAR
.. Stock selection in the Materials, Industrials and Utilities sectors also hurt performance relative to benchmark.

.. Holding stocks such as Anadarko, which fell 1.2 %, and Southern Co, which declined 11.68%, also detracted from performance.

.. The Fund's underweight positions in the following stocks, which performed well over the year, hurt performance on a relative basis: Intel (+91.85%), EMC (+170.84%), and JP Morgan Chase (+81.21%).

 TOP 10 HOLDINGS (AS OF 10/31/03)
----------------------------------------------------------
-------------------------------------------------------------------
 Pfizer, Inc..................... Pharmaceuticals
 Microsoft Corp.................. Systems Software
 Fannie Mae...................... Diversified Financials
 Citigroup, Inc.................. Diversified Financials
 Cisco Systems, Inc.............. Networking Equipment
 Bank of New York Co., Inc....... Banks
 Electronic Arts, Inc............ Application Software
 Time Warner, Inc................ Media
 Hewlett-Packard Co.............. Computer Hardware
 Exxon Mobil Corp................ Integrated Oil & Gas
-------------------------------------------------------------------

AXA PREMIER LARGE CAP VALUE FUND
FUND ADVISERS
.. Alliance Capital Management, L.P.
.. Institutional Capital Corporation
.. MFS Investment Management

 GROWTH OF A $10,000 INVESTMENT
 12/31/01 - 10/31/03
 INVESTMENT IN CLASS Z SHARES
LOGO
               "Russell 1000 Value     "AXA Premier Large Cap Value
                Index ($10,208)"        Fund Class Z Shares ($9,742)"
"12/31/01"       10000                    10000
"1/02"            9923                     9760
"4/02"           10052                     9890
"7/02"            8637                     8490
"10/02"           8308                     8020
"1/03"            8243                     7975
"4/03"            8744                     8445
"7/03"            9565                     9190
"10/03"          10208                     9742

-------------------------------------------------------------------------------
 A $10,000 investment in the fund's Class A, Class B and Class C shares at the fund's inception on 12/31/01 (adjusted to reflect the maximum applicable sales charges) would have been valued at $9,146, $9,184 and $9,468, respectively, on 10/31/03.
--------------------------------------------------------------------------------

 WITHOUT SALES CHARGE
 (NON-STANDARDIZED AVERAGE ANNUAL RETURNS)
 AS OF 10/31/03
                                                   SINCE
                                  1 YEAR        INCEPTION*
--------------------------------------------------------------
 Class A                          21.11%          (1.78)%
 Class B                          20.28           (2.41)
 Class C                          20.28           (2.41)
 Class Z                          21.47           (1.42)
 Russell 1000 Value Index         22.88            1.13
 *Date of inception 12/31/01
 Returns for periods greater than one year are annualized
--------------------------------------------------------------

 WITH SALES CHARGE
 (STANDARDIZED AVERAGE ANNUAL RETURNS)
 AS OF 10/31/03
                                                   SINCE
                                  1 YEAR        INCEPTION*
--------------------------------------------------------------
 Class A                          14.38%          (4.75)%
 Class B                          15.28           (4.54)
 Class C                          18.09           (2.94)
 Class Z                          21.47           (1.42)
 Russell 1000 Value Index         22.88            1.13
 *Date of inception 12/31/01
 Returns for periods greater than one year are annualized
--------------------------------------------------------------


Past performance is not indicative of future results. Performance information shown above does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Please see "Notes on Performance."

PERFORMANCE SUMMARY

PERFORMANCE RESULTS

The AXA Premier Large Cap Value Fund Class Z shares returned 21.47% for the fiscal year ending October 31, 2003. The Fund's return trailed slightly behind the Russell 1000 Value Index, which returned 22.88%. For the year-to-date period, the Fund's performance was closely in line with the index, returning 20.61% versus the index return of 20.84%.

INVESTMENT HIGHLIGHTS
Fiscal Year Ended October 31, 2003

WHAT HELPED PERFORMANCE OVER THE YEAR
.. Stock selection in the Industrials sector positively contributed to performance with a holding in Cendant, which increased 77.65% over the year, a noteworthy contributor to performance.

.. Strong stock selection in the Information Technology sector also helped performance. A holding in Koninklijke Philips, which rose 76.51%, added to results in the year.

.. Stock selection in Consumer Staples and Energy sectors also benefited performance during the year.

.. An underweighting in Telecommunication Services relative to benchmark also contributed to performance.

WHAT HURT PERFORMANCE OVER THE YEAR
.. On the negative side, a relative underexposure to the Financials sector worked against the Fund, as the sector performed well overall. In addition, a relative overweight in the Consumer Staples and Health Care sectors detracted from performance year-to-date; specifically, holdings in Diageo and Pfizer hurt returns.

.. Other stock detractors from the Fund's relative performance included HCA, which lost 11.86% in share value, and Tenet Healthcare, which saw its share price decline by 52.00%.

 TOP 10 HOLDINGS (AS OF 10/31/03)
----------------------------------------------------------------------
-----------------------------------------------------------------------------
 Citigroup, Inc................................ Diversified Financials
 Bank of America Corp.......................... Banks
 ConocoPhillips................................ Integrated Oil & Gas
 BP plc (ADR).................................. Integrated Oil & Gas
 Microsoft Corp................................ Systems Software
 Altria Group, Inc............................. Food Products
 Morgan Stanley................................ Diversified Financials
 Pfizer, Inc................................... Pharmaceuticals
 Travelers Property Casualty Corp., Class A.... Insurance
 Fannie Mae.................................... Diversified Financials
-----------------------------------------------------------------------------

AXA PREMIER SMALL/MID CAP GROWTH FUND
FUND ADVISERS
.. Alliance Capital Management, L.P.
.. Provident Investment Counsel, Inc.
.. Franklin Advisers, Inc.

 GROWTH OF A $10,000 INVESTMENT
 12/31/01 - 10/31/03
 INVESTMENT IN CLASS Z SHARES
LOGO
            "Russell 2500 Growth    "AXA Premier Small/Mid Cap Growth
             Index ($10,024)"        Fund Class Z Shares ($8,510)"
"12/31/01"     10000                 10000
"1/02"          9573                  9630
"4/02"          9383                  8840
"7/02"          7086                  6440
"10/02"         6925                  6210
"1/03"          6936                  6000
"4/03"          7462                  6510
"7/03"          8984                  7530
"10/03"        10024                  8510

-------------------------------------------------------------------------------
 A $10,000 investment in the fund's Class A, Class B and Class C shares at the fund's inception on 12/31/01 (adjusted to reflect the maximum applicable sales charges) would have been valued at $8,006, $8,026 and $8,257, respectively, on 10/31/03.
--------------------------------------------------------------------------------

 WITHOUT SALES CHARGE
 (NON-STANDARDIZED AVERAGE ANNUAL RETURNS)
 AS OF 10/31/03
                                                 SINCE
                                  1 YEAR       INCEPTION*
------------------------------------------------------------
 Class A                          36.61%        (8.66)%
 Class B                          35.71         (9.31)
 Class C                          35.61         (9.43)
 Class Z                          37.04         (8.43)
 Russell 2500 Growth Index        44.76          0.13
 *Date of inception 12/31/01
 Returns for periods greater than one year are annualized
------------------------------------------------------------

 WITH SALES CHARGE
 (STANDARDIZED AVERAGE ANNUAL RETURNS)
 AS OF 10/31/03
                                                 SINCE
                                  1 YEAR       INCEPTION*
------------------------------------------------------------
 Class A                          29.12%        (11.43)%
 Class B                          30.71         (11.31)
 Class C                          33.31          (9.92)
 Class Z                          37.04          (8.43)
 Russell 2500 Growth Index        44.76           0.13
 *Date of inception 12/31/01
 Returns for periods greater than one year are annualized
------------------------------------------------------------


Past performance is not indicative of future results. Performance information shown above does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Please see "Notes on Performance."

PERFORMANCE SUMMARY

PERFORMANCE RESULTS

The AXA Premier Small/Mid Cap Growth Fund Class Z shares returned 37.04% for the fiscal year ending October 31, 2003. Despite strong performance in absolute terms, the Fund trailed behind the Russell 2500 Growth Index, which returned 44.76% over the same period. The performance gap narrowed a bit as the Fund posted a one year return of 37.04% versus the index return of 41.38%.

INVESTMENT HIGHLIGHTS
Fiscal Year Ended October 31, 2003

WHAT HELPED PERFORMANCE OVER THE YEAR
.. Positive stock selection in the Financials and Health Care sectors added value to the Fund relative to its benchmark.

.. A relative overweighing in Information Technology, a sector that showed strong performance, also benefited the Fund during the year. In addition, a relative underweight in the Consumer Staples, Financials, and Health Care sectors, also aided results.

.. Some top stock contributors, relative to benchmark, included Martek
 Biosciences (+207.95%), Varian Semiconductor (+102.98%), Network Appliance (+175.11%), Secure Computing (+76.75%), and Microstrategy (+186.63%).

WHAT HURT PERFORMANCE OVER THE YEAR
.. Poor stock selection in the Consumer Discretionary, Information Technology, and Materials sectors significantly hurt the Fund's performance during the year.

.. Some of the stocks hurting performance on a relative basis included Gamestop
 Corporation (-57.07%), RMH Teleservices (-59.12%), and Viewpoint (-73.58%)


 TOP 10 HOLDINGS (AS OF 10/31/03)
------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
 National Instruments Corp...................... Application Software
 Varian Semiconductor
 Equipment Associates, Inc...................... Electrical Equipment
 Lam Research Corp.............................. Semiconductor Equipment
 Omnicare, Inc.................................. Health Care Equipment & Services
 Integrated Circuit Systems, Inc................ Semiconductor Equipment
 Manpower, Inc.................................. Commercial Services & Supplies
 Mercury Interactive, Corp...................... Application Software
 Navistar International Corp.................... Machinery
 Cognos, Inc.................................... Systems Software
 Stericycle, Inc................................ Health Care Equipment & Services
-------------------------------------------------------------------------------------------

AXA PREMIER SMALL/MID CAP VALUE FUND
FUND ADVISERS
.. AXA Rosenberg Investment Management LLC
.. TCW Investment Management Company
.. Wellington Management Company, LLP

 GROWTH OF A $10,000 INVESTMENT
 12/31/01 - 10/31/03
 INVESTMENT IN CLASS Z SHARES
LOGO
              "Russell 2500 Value    "AXA Premier Small/Mid Cap Value
               Index ($12,076)"       Fund Class Z Shares ($9,887)"
"12/31/01"     10000                    10000
"1/02"         10092                     9760
"4/02"         11036                     9860
"7/02"          9260                     7620
"10/02"         8670                     7210
"1/03"          8741                     7191
"4/03"          9360                     7726
"7/03"         10862                     8827
"10/03"        12076                     9887

-------------------------------------------------------------------------------
 A $10,000 investment in the fund's Class A, Class B and Class C shares at the fund's inception on 12/31/01 (adjusted to reflect the maximum applicable sales charges) would have been valued at $9,312, $9,328 and $9,611, respectively, on 10/31/03.
--------------------------------------------------------------------------------

 WITHOUT SALES CHARGE
 (NON-STANDARDIZED AVERAGE ANNUAL RETURNS)
 AS OF 10/31/03
                                                   SINCE
                                  1 YEAR        INCEPTION*
--------------------------------------------------------------
 Class A                          36.84%          (0.81)%
 Class B                          35.90           (1.56)
 Class C                          35.76           (1.61)
 Class Z                          37.13           (0.62)
 Russell 2500 Value Index         39.28           10.84
 *Date of inception 12/31/01
 Returns for periods greater than one year are annualized
--------------------------------------------------------------

 WITH SALES CHARGE
 (STANDARDIZED AVERAGE ANNUAL RETURNS)
 AS OF 10/31/03
                                                   SINCE
                                  1 YEAR        INCEPTION*
--------------------------------------------------------------
 Class A                          29.30%          (3.81)
 Class B                          30.90           (3.72)
 Class C                          33.45           (2.14)
 Class Z                          37.13           (0.62)
 Russell 2500 Value Index         39.28           10.84
 *Date of inception 12/31/01
 Returns for periods greater than one year are annualized
--------------------------------------------------------------


Past performance is not indicative of future results. Performance information shown above does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Please see "Notes on Performance."

PERFORMANCE SUMMARY

PERFORMANCE RESULTS

The AXA Premier Small/Mid Cap Value Fund Class Z shares returned 37.13% for the fiscal year ending October 31, 2003. This compares to the Russell 2500 Value Index, which returned 39.28% over the same period. Over the year-to-date period, the Fund returned 33.38%, which was closely in line with the index return of 33.99%.

INVESTMENT HIGHLIGHTS
Fiscal Year Ended October 31, 2003

WHAT HELPED PERFORMANCE OVER THE YEAR
.. Strong stock selection in the Financials sector added to relative performance in the year, with holdings in Countrywide Financial and CIT Group.

.. A significant overweighting of the Information Technology sector worked to the advantage of the Fund. In addition, the Fund's smaller than benchmark weighting in the Utilities and Financials sectors helped relative performance results.

.. The following stocks were noteworthy contributors to the Fund's relative performance: National Semiconductor (+205.95%), Teradyne (+88.11), Maxtor (+263.56%),Vishay Intertechnology (+82.04%), and Agere System (+300.00%).

WHAT HURT PERFORMANCE OVER THE YEAR
.. Poor stock selection in the Consumer Discretionary and Health Care sectors negatively contributed to the Fund's results.

.. Stock selection in the Industrials sector detracted from performance. The
 Fund's holding in Emcor Group (-26.47%), in particular, hurt results.

.. Other stock detractors included AK Steel, which fell 52.62%; Networks
 Associates, which declined 12.34%, and IMC Global, which dropped 35.70%. A relative underweight in Avaya, which grew 37.48%, also detracted from performance

 TOP 10 HOLDINGS (AS OF 10/31/03)
--------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
 Vishay Intertechnology, Inc.................... Electronic Equipment & Instruments
 Teradyne, Inc.................................. Semiconductor Equipment
 Arrow Electronics, Inc......................... Electronic Equipment & Instruments
 York International Corp........................ Building Products
 Health Net, Inc................................ Health Care Equipment & Services
 Jones Apparel Group, Inc....................... Textiles & Apparel
 Fairchild Semiconductor International, Inc.,
 Class A ....................................... Semiconductors
 Agere Systems, Inc., Class A .................. Electronic Equipment & Instruments
 J.C. Penney Co., Inc........................... Department Stores
 Reinsurance Group of America, Inc.............. Insurance
---------------------------------------------------------------------------------------------

AXA PREMIER INTERNATIONAL EQUITY FUND
FUND ADVISERS
.. Alliance Capital Management, L.P. (Bernstein Unit)
.. Bank of Ireland Asset Management (U.S.) Limited
.. Marsico Capital Management, LLC

 GROWTH OF A $10,000 INVESTMENT
 12/31/01 - 10/31/03
 INVESTMENT IN CLASS Z SHARES
LOGO
              "MSCI EAFE          "AXA Premier International Equity
               Index ($10,570)"    Fund Class Z Shares ($9,944)"
"12/31/01"     10000                10000
"1/02"         11776                 9490
"4/02"         10117                10170
"7/02"          8867                 8670
"10/02"         8321                 7930
"1/03"          8055                 7803
"4/03"          8472                 8067
"7/03"          9425                 9031
"10/03"        10570                 9944

-------------------------------------------------------------------------------
 A $10,000 investment in the fund's Class A, Class B and Class C shares at the fund's inception on 12/31/01 (adjusted to reflect the maximum applicable sales charges) would have been valued at $9,347, $9,376 and $9,668, respectively, on 10/31/03.
--------------------------------------------------------------------------------

 WITHOUT SALES CHARGE
 (NON-STANDARDIZED AVERAGE ANNUAL RETURNS)
 AS OF 10/31/03
                                                   SINCE
                                  1 YEAR        INCEPTION*
--------------------------------------------------------------
 Class A                          25.02%          (0.61)%
 Class B                          24.23           (1.29)
 Class C                          24.08           (1.29)
 Class Z                          25.40           (0.30)
 MSCI EAFE Index                  27.03            3.07
 *Date of inception 12/31/01
 Returns for periods greater than one year are annualized
--------------------------------------------------------------

 WITH SALES CHARGE
 (STANDARDIZED AVERAGE ANNUAL RETURNS)
 AS OF 10/31/03
                                                   SINCE
                                  1 YEAR        INCEPTION*
--------------------------------------------------------------
 Class A                          18.15%          (3.62)%
 Class B                          19.23           (3.45)
 Class C                          21.84           (1.82)
 Class Z                          25.40           (0.30)
 MSCI EAFE Index                  27.03            3.07
 *Date of inception 12/31/01
 Returns for periods greater than one year are annualized
--------------------------------------------------------------


Past performance is not indicative of future results. Performance information shown above does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Please see "Notes on Performance."

PERFORMANCE SUMMARY

PERFORMANCE RESULTS

The AXA Premier International Equity Fund Class Z shares returned 25.40% for the fiscal year ending October 31, 2003. This compares to a 27.03% gain for the MSCI EAFE Index. For the year-to-date period, the Fund returned 23.74%, trailing slightly below the index return of 25.75%.

INVESTMENT HIGHLIGHTS
Fiscal Year Ended October 31, 2003

WHAT HELPED PERFORMANCE OVER THE YEAR
.. A relative overweight in the Information Technology sector added to the Fund's performance.

.. Stock selection in the Consumer Discretionary and Telecommunication Services sectors contributed to returns, with holdings in Nissan Motor (+48.59%); Sogecable (+128.14%); and NTL (+105.63%) boosting performance.

.. Other stock contributors included Yahoo Japan, which soared 359.85%; Novogen, which rose 137.02% and, Ryanair, which climbed 21.72 % in the past year.

.. Country selection in Finland, Germany and Hong Kong positively impacted performance.

WHAT HURT PERFORMANCE OVER THE YEAR
.. Stock selection in the Health Care and Materials sectors has detracted from performance.

.. Country selection in Australia, Ireland, Japan, and Netherlands also hurt Fund performance on a relative basis.

.. Among the detractors in the Fund were Nicox, which fell 58.43%; Van Der
 Moolen, which declined 42.80%; and Tandberg ASA, which dropped 56.63% during the past year.

 TOP 10 HOLDINGS (AS OF 10/31/03)
--------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
 Canon, Inc..................................... Office Electronics
 UBS AG......................................... Banks
 Samsung Electronics Co., Ltd................... Semiconductors
 Nissan Motor Co., Ltd.......................... Automobiles
 Ryanair Holdings plc. (ADR).................... Airlines
 Vodafone Group plc............................. Wireless Telecommunications
 HSBC Holdings plc.............................. Banks
 Bayerische Motoren Werke (BMW) AG.............. Automobiles
 GlaxoSmithKline plc............................ Pharmaceuticals
 Roche Holding AG............................... Pharmaceuticals
---------------------------------------------------------------------------------------


AXA PREMIER TECHNOLOGY FUND
FUND ADVISERS
.. Alliance Capital Management, L.P.+
.. Dresdner RCM Global Investors LLC
.. Firsthand Capital Management, Inc.

 GROWTH OF A $10,000 INVESTMENT
 12/31/01 - 10/31/03
 INVESTMENT IN CLASS Z SHARES
LOGO
            "Russell 1000 Technology  "Russell 1000       "AXA Premier Technology Fund
             Index ($8,813)"           Index ($9,596)"     Class Z Shares ($9,141)"
"12/31/01"   10000                     10000                  10000
"1/02"       10139                      9873                   9840
"4/02"        8069                      9497                   8270
"7/02"        6231                      8073                   6030
"10/02"       6116                      7846                   5780
"1/03"        6068                      7645                   5752
"4/03"        6650                      8218                   6396
"7/03"        7652                      8977                   7864
"10/03"       8813                      9596                   9141

-------------------------------------------------------------------------------
 A $10,000 investment in the fund's Class A, Class B and Class C shares at the fund's inception on 12/31/01 (adjusted to reflect the maximum applicable sales charges) would have been valued at $8,599, $8,619 and $8,889, respectively, on 10/31/03.
--------------------------------------------------------------------------------

 WITHOUT SALES CHARGE
 (NON-STANDARDIZED AVERAGE ANNUAL RETURNS)
 AS OF 10/31/03
                                                  SINCE
                                     1 YEAR     INCEPTION*
------------------------------------------------------------
 Class A                             57.67%      (5.03)%
 Class B                             56.41       (5.71)
 Class C                             56.41       (5.71)
 Class Z                             58.14       (4.78)
 Russell 1000 Technology Index**     44.26       (6.66)
 Russell 1000 Index                  22.32       (2.22)
 *Date of inception 12/31/01
 Returns for periods greater than one year are annualized
------------------------------------------------------------

 WITH SALES CHARGE
 (STANDARDIZED AVERAGE ANNUAL RETURNS)
 AS OF 10/31/03
                                                  SINCE
                                     1 YEAR     INCEPTION*
------------------------------------------------------------
 Class A                             48.89%      (7.91)%
 Class B                             51.41       (7.79)
 Class C                             53.80       (6.22)
 Class Z                             58.14       (4.78)
 Russell 1000 Technology Index**     44.26       (6.66)
 Russell 1000 Index                  22.32       (2.22)
 *Date of inception 12/31/01
 Returns for periods greater than one year are annualized
------------------------------------------------------------


Past performance is not indicative of future results. Performance information shown above does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Please see "Notes on Performance."

PERFORMANCE SUMMARY

PERFORMANCE RESULTS

The AXA Premier Technology Fund Class Z shares returned 58.14% for the fiscal year ending October 31, 2003. In addition to strong performance in absolute terms, the Fund significantly outperformed on a relative basis compared to the Russell 1000 Technology Index, which returned 44.26% over the same period. Over the year-to-date period, the Fund returned 58.09% compared to the index return of 43.38%.

INVESTMENT HIGHLIGHTS
Fiscal Year Ended October 31, 2003

WHAT HELPED PERFORMANCE OVER THE YEAR
.. Strong stock selection in the Computers & Peripherals, Internet Software &
 Services, and Software industries significantly contributed to performance over the past one year.

.. The Fund's relative underweight in the Computer & Peripherals and Software industries, and a relative overweight in Internet Software & Services and Electronic Equipment & Instrument, also added to performance.

.. Other performance contributors included the Fund's selection of stocks that demonstrated very strong performance over the year: Yahoo Japan (+359.85%), Sandisk (+307.69%), Sina (+1,274.73%) and Sohu.com (+981.50%).

WHAT HURT PERFORMANCE OVER THE YEAR
.. A relative underweight in the Communication Equipment, and Semiconductor &
 Semi-Equipment and a relative overweight in Media industries negatively impacted the Fund's return.

.. Stock selection in the Semiconductor & Semi-Equipment and IT Services industries detracted from performance, with underweights in such stocks as Intel, which advanced 91.85% over the year.

.. Other performance detractors included Viacom, which declined 10.50% over the year. The Fund's underweights in Cisco, Texas Instruments, and EMC also detracted from relative performance results.

 TOP 10 HOLDINGS (AS OF 10/31/03)
--------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
 Cisco Systems, Inc.................................. Networking Equipment
 Intel Corp.......................................... Semiconductors
 Electronic Arts, Inc................................ Application Software
 SAP AG (ADR)........................................ Application Software
 eBay, Inc........................................... Internet Software & Services
 SanDisk Corp........................................ Computer Storage & Peripherals
 Taiwan Semiconductor Manufacturing Co., Ltd.(ADR)... Semiconductors
 Microsoft Corp...................................... Systems Software
 Samsung Electronics Co., Ltd. (GDR)................. Semiconductors
 VERITAS Software Corp............................... Systems Software
---------------------------------------------------------------------------------------------


+ Effective on or about December 12, 2003 Wellington Management Company, LLC replaces Alliance Capital as one of the Fund's advisers.
** Management believes that this index reflects more closely the market sectors in which the fund invests.

AXA PREMIER HEALTH CARE FUND
FUND ADVISERS
.. A I M Capital Management, Inc.
.. Dresdner RCM Global Investors LLC
.. Wellington Management Company, LLP

 GROWTH OF A $10,000 INVESTMENT
 12/31/01 - 10/31/03
 INVESTMENT IN CLASS Z SHARES
LOGO
             "Russell 1000                 "Russell 1000      "AXA Premier Health Care Fund
              Healthcare Index ($8,756)"    Index ($9,596)"    Class Z Shares ($9,478)"
"12/31/01"     10000                         10000                 10000
"1/02"          9842                          9873                  9790
"4/02"          9252                          9497                  9550
"7/02"          8040                          8073                  8320
"10/02"         8103                          7846                  8090
"1/03"          8000                          7645                  7937
"4/03"          8390                          8218                  8270
"7/03"          8971                          8977                  9347
"10/03"         8756                          9596                  9478

-------------------------------------------------------------------------------
 A $10,000 investment in the fund's Class A, Class B and Class C shares at the fund's inception on 12/31/01 (adjusted to reflect the maximum applicable sales charges) would have been valued at $8,908, $8,934 and $9,214, respectively, on 10/31/03.
--------------------------------------------------------------------------------

 WITHOUT SALES CHARGE
 (NON-STANDARDIZED AVERAGE ANNUAL RETURNS)
 AS OF 10/31/03
                                                  SINCE
                                     1 YEAR     INCEPTION*
------------------------------------------------------------
 Class A                             16.78%      (3.18)%
 Class B                             15.89       (3.85)
 Class C                             15.89       (3.85)
 Class Z                             17.16       (2.88)
 Russell 1000 Healthcare Index**      8.07       (6.99)
 Russell 1000 Index                  22.32       (2.22)
 *Date of inception 12/31/01
 Returns for periods greater than one year are annualized
------------------------------------------------------------

 WITH SALES CHARGE
 (STANDARDIZED AVERAGE ANNUAL RETURNS)
 AS OF 10/31/03
                                                  SINCE
                                     1 YEAR     INCEPTION*
------------------------------------------------------------
 Class A                             10.35%      (6.12)%
 Class B                             10.89       (5.97)
 Class C                             13.76       (4.37)
 Class Z                             17.16       (2.88)
 Russell 1000 Healthcare Index**      8.07       (6.99)
 Russell 1000 Index                  22.32       (2.22)
 *Date of inception 12/31/01
 Returns for periods greater than one year are annualized
------------------------------------------------------------


Past performance is not indicative of future results. Performance information shown above does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Please see "Notes on Performance."

PERFORMANCE SUMMARY

PERFORMANCE RESULTS

The AXA Premier Health Care Fund Class Z shares returned 17.16% for the fiscal year ending October 31, 2003. The Fund's performance was significantly above that of the Russell 1000 Healthcare Index, which returned 8.07% over the year. On a year-to-date basis, the Fund maintained a strong performance lead relative to the benchmark, returning 18.66% versus the index return of 9.44%.

INVESTMENT HIGHLIGHTS
Fiscal Year Ended October 31, 2003

WHAT HELPED PERFORMANCE OVER THE YEAR
.. Strong stock selection in Pharmaceuticals added to relative performance during the year, with holdings in Teva Pharmaceutical
 (+ 47.65%) and Sankyo (+37.87), and a relative underweighting in Merck
 (-11.60%) and Johnson & Johnson (-12.92%) helped results.

.. A relative overweight in Biotechnology and underweight in Pharmaceuticals also added value during the past year.

.. Strong stock selection in the Health Care Equipment and Supply industry also helped performance. Some stocks in this arena included St. Jude Medical, which rose 63.32%, and Guidant, which increased 73.12%.

.. Other performance contributors were Genentech (+140.45%) and PacifiCare Health
 Systems (+101.29%).

WHAT HURT PERFORMANCE OVER THE YEAR
.. Poor stock selection in the Health Care Provider and Services industry hurt performance, with holdings in HCA (-11.86%) and Tenet Healthcare (-52.00%).

.. Among the Fund's largest detractors during the year were Aventis, which fell
 9.31%; ISIS Pharmaceuticals, which declined 31.86%; Triad Hospitals, which fell 15.81%; and InterMune, which dropped 45.55%.



 TOP 10 HOLDINGS (AS OF 10/31/03)
--------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
 Pfizer, Inc......................................... Pharmaceuticals
 Guidant Corp........................................ Health Care Equipment & Services
 Wyeth............................................... Pharmaceuticals
 Abbott Laboratories................................. Pharmaceuticals
 Amgen, Inc.......................................... Biotechnology
 Eli Lilly & Co...................................... Pharmaceuticals
 McKesson Corp....................................... Health Care Distributors & Services
 Eisai Co., Ltd...................................... Pharmaceuticals
 AstraZeneca plc (ADR)............................... Pharmaceuticals
 PacifiCare Health Systems, Inc...................... Managed Health Care
---------------------------------------------------------------------------------------------

**Management believes that this index reflects more closely the market sectors in which the fund invests.

AXA PREMIER CORE BOND FUND
FUND ADVISERS
.. BlackRock Advisors, Inc.
.. Pacific Investment Management Company LLC

 GROWTH OF A $10,000 INVESTMENT
 12/31/01 - 10/31/03
 INVESTMENT IN CLASS Z SHARES
LOGO
            "Lehman Brothers Aggregate       "AXA Premier Core Bond
             Bond Index ($11,335)"            Fund Class Z Shares ($11,175)"
"12/31/01"   10000                            10000
"1/02"       10081                            10100
"4/02"       10203                            10193
"7/02"       10504                            10187
"10/02"      10805                            10523
"1/03"       11035                            10843
"4/03"       11271                            11079
"7/03"       11073                            10871
"10/03"      11335                            11175
-------------------------------------------------------------------------------
 A $10,000 investment in the fund's Class A, Class B and Class C shares at the fund's inception on 12/31/01 (adjusted to reflect the maximum applicable sales charges) would have been valued at $10,632, $10,578 and $10,859, respectively, on 10/31/03.
--------------------------------------------------------------------------------

 WITHOUT SALES CHARGE
 (NON-STANDARDIZED AVERAGE ANNUAL RETURNS)
 AS OF 10/31/03
                                                     SINCE
                                        1 YEAR    INCEPTION*
--------------------------------------------------------------
 Class A                                 5.93%       6.02%
 Class B                                 5.14        5.22
 Class C                                 5.14        5.17
 Class Z                                 6.19        6.25
 Lehman Brothers Aggregate Bond Index    4.90        7.08
 *Date of inception 12/31/01
 Returns for periods greater than one year are annualized
--------------------------------------------------------------

 WITH SALES CHARGE
 (STANDARDIZED AVERAGE ANNUAL RETURNS)
 AS OF 10/31/03
                                                     SINCE
                                        1 YEAR    INCEPTION*
--------------------------------------------------------------
 Class A                                 1.18%       3.40%
 Class B                                 0.14        3.12
 Class C                                 3.13        4.60
 Class Z                                 6.19        6.25
 Lehman Brothers Aggregate Bond Index    4.90        7.08
 *Date of inception 12/31/01
 Returns for periods greater than one year are annualized
--------------------------------------------------------------


Past performance is not indicative of future results. Performance information shown above does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Please see "Notes on Performance."

PERFORMANCE SUMMARY

PERFORMANCE RESULTS

The AXA Premier Core Bond Class Z shares returned 6.19% for the fiscal year ending October 31, 2003. The Fund's performance was well above the 4.90% return for the Lehman Brothers Aggregate Bond Index. For the year-to-date period, the Fund also outperformed the index returning 3.66% versus the index return of 2.81%.

INVESTMENT HIGHLIGHTS
Fiscal Year Ended October 31, 2003

WHAT HELPED PERFORMANCE OVER THE YEAR
.. Security selection within the investment grade corporate sector contributed positively to performance. In particular, the Fund's telecommunication and pipeline holdings, contributed strongly to relative returns.

.. The Fund's overweight to asset-backed securities and commercial mortgage backed securities also contributed positively to performance.

.. An emerging markets allocation was a strong positive amid lower global risk aversion and improving fundamentals, particularly in Brazil.

WHAT HURT PERFORMANCE OVER THE YEAR
.. A corporate underweight was negative for relative performance as corporate issues, particularly lower quality corporate issues, enjoyed strong returns over the year.

.. Exposure to the short end of the Euro yield curve was negative as short
 European yields increased in anticipation of a stronger global recovery.







 DISTRIBUTION OF ASSETS BY SECTOR                % OF
 (AS OF 10/31/03)                             NET ASSETS
--------------------------------------       ------------
---------------------------------------------------------
 U.S. Government and Agency                        67.8%
 Corporate Bonds                                   24.7
 Mortgage Backed Securities                         6.7
 Asset Backed Securities                            5.7
 Cash and Other                                    (4.9)
                                              ---------
  Total                                           100.0%
                                              =========

 FUND CHARACTERISTICS (AS OF 10/31/03)
 Average Duration                             4.0 years
 Average Rating                                      AA
---------------------------------------------------------

AXA PREMIER MONEY MARKET FUND
FUND ADVISER
.. Alliance Capital Management, L.P.

 GROWTH OF A $10,000 INVESTMENT
 12/31/01 - 10/31/03
 INVESTMENT IN CLASS Z SHARES
LOGO
            "90 Day             "AXA Premier Money Market
             T-Bill ($10,276)"   Fund Class Z Shares ($10,229)"
"12/31/01"  10000                 10000
"1/02"      10016                 10010
"4/02"      10058                 10041
"7/02"      10103                 10072
"10/02"     10145                 10103
"1/03"      10181                 10134
"4/03"      10211                 10165
"7/03"      10245                 10197
"10/03"     10276                 10229

-------------------------------------------------------------------------------
 A $10,000 investment in the fund's Class A, Class B and Class C shares at the fund's inception on 12/31/01 (adjusted to reflect the maximum applicable sales charges) would have been valued at $10,183, $10,045 and $10,045, respectively, on 10/31/03.
--------------------------------------------------------------------------------

 WITHOUT SALES CHARGE
 (NON-STANDARDIZED AVERAGE ANNUAL RETURNS)
 AS OF 10/31/03
                                                   SINCE
                                  1 YEAR        INCEPTION*
--------------------------------------------------------------
 Class A                           1.00%           0.99%
 Class B                           0.24            0.24
 Class C                           0.24            0.24
 Class Z                           1.25            1.24
 90 Day T-Bill                     1.25            1.50
 *Date of inception 12/31/01
 Returns for periods greater than one year are annualized
--------------------------------------------------------------

 WITH SALES CHARGE
 (STANDARDIZED AVERAGE ANNUAL RETURNS)
 AS OF 10/31/03
                                                   SINCE
                                  1 YEAR        INCEPTION*
--------------------------------------------------------------
 Class A                           1.00%           0.99%
 Class B                           0.24            0.24
 Class C                           0.24            0.24
 Class Z                           1.25            1.24
 90 Day T-Bill                     1.25            1.50
 *Date of inception 12/31/01
 Returns for periods greater than one year are annualized
--------------------------------------------------------------


Past performance is not indicative of future results. Performance information shown above does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Please see "Notes on Performance."


PERFORMANCE SUMMARY

PERFORMANCE RESULTS

The AXA Premier Money Market Fund Class Z shares returned 1.25% for the fiscal year ending October 31, 2003. The Fund's return matched that of the 90-Day Treasury Bill benchmark over the year. For the year-to-date period, the Fund performed just slightly ahead of the benchmark returning 1.04% as compared to the benchmark's return of 0.97%.

FUND MANAGER COMMENTARY

The Federal Reserve decided to leave the federal funds rate unchanged at 1.00% after their September and October meetings, as the economy seems to be growing faster than previously expected. Although economic activity is running well ahead of analysts' estimates, concerns remain with regards to the labor market. However, we do not think the lack of job growth will retard the economic recovery. Recoveries are always triggered by easy monetary conditions and sometimes by stimulative fiscal policies. Monetary policy remains very accommodative and policymakers are committed to the current policy stance for a "considerable period."

At this writing, we agree that monetary policy is on hold until first quarter of 2004. However, we believe the combination of fast economic growth, no further evidence of disinflation in consumer goods prices and continued inflation in asset prices will compel policymakers to rethink their policy stance in early 2004. Accordingly, we have laddered Fund maturities throughout the fourth quarter of 2003 and into the first quarter of 2004 in order to take full advantage of typical year-end funding pressures. The Fund remains 100% invested in money market securities, which provide the highest level of safety and liquidity available in the short-term markets.

                                                 Raymond J. Papera, Fund Manager
                                                    John F. Chiodi, Fund Manager

AXA PREMIER FUNDS TRUST
AXA PREMIER LARGE CAP GROWTH FUND
PORTFOLIO OF INVESTMENTS
October 31, 2003

                                                     NUMBER OF            VALUE

                                                       SHARES            (NOTE 1)
------------------------------------------------------------------------------------

         COMMON STOCKS:
         CONSUMER DISCRETIONARY (15.6%)
         AUTOMOBILES (1.7%)

                                                                      $
         Harley-Davidson, Inc.. . . . . . . .             3,900            184,899
                                                                       -----------
         DEPARTMENT STORES (0.5%)
         Kohl's Corp.*. . . . . . . . . . . .               970             54,388
                                                                       -----------
         GENERAL MERCHANDISE STORES (2.9%)
         Wal-Mart Stores, Inc.. . . . . . . .             5,465            322,162
                                                                       -----------
         HOME IMPROVEMENT RETAIL (1.4%)
         Home Depot, Inc. . . . . . . . . . .             1,075             39,850
         Lowe's Cos., Inc.. . . . . . . . . .             1,960            115,503

                                                                       -----------
                                                                           155,353
                                                                       -----------
         INTERNET RETAIL (2.9%)
         Amazon.com, Inc.*. . . . . . . . . .             5,850            318,357
                                                                       -----------
         MEDIA (4.0%)
         Comcast Corp., Special Class A*. . .             2,870             93,619
         EchoStar Communications Corp.,
          Class A*. . . . . . . . . . . . . .               201              7,702
         Pixar, Inc.* . . . . . . . . . . . .             1,800            123,858
         Tribune Co.. . . . . . . . . . . . .               375             18,394
         Viacom, Inc., Class B. . . . . . . .             4,810            191,775
         Westwood One, Inc.*. . . . . . . . .               420             12,571

                                                                       -----------
                                                                           447,919
                                                                       -----------
         RESTAURANTS (1.2%)
         Starbucks Corp.* . . . . . . . . . .             4,175            131,930
                                                                       -----------
         SPECIALTY STORES (0.7%)
         Bed Bath & Beyond, Inc.* . . . . . .             1,620             68,429
         Tiffany & Co.. . . . . . . . . . . .               250             11,863

                                                                       -----------
                                                                            80,292
                                                                       -----------
         TEXTILES & APPAREL (0.3%)
         Nike, Inc., Class B. . . . . . . . .               440             28,116
                                                                       -----------
          TOTAL CONSUMER DISCRETIONARY  . . .                            1,723,416
                                                                       -----------
         CONSUMER STAPLES (7.1%)
         BEVERAGES (2.3%)
         Anheuser-Busch Cos., Inc.. . . . . .             2,230            109,850
         Coca-Cola Co.. . . . . . . . . . . .               875             40,600
         PepsiCo, Inc.. . . . . . . . . . . .             2,225            106,399

                                                                       -----------
                                                                           256,849
                                                                       -----------
         DRUG RETAIL (1.2%)
         Walgreen Co. . . . . . . . . . . . .             3,990            138,932
                                                                       -----------
         FOOD DISTRIBUTORS (0.3%)
         SYSCO Corp.. . . . . . . . . . . . .               900             30,294
                                                                       -----------
         HOUSEHOLD PRODUCTS (2.5%)
         Colgate-Palmolive Co.. . . . . . . .             2,090            111,167
         Procter & Gamble Co. . . . . . . . .             1,675            164,636

                                                                       -----------
                                                                           275,803
                                                                       -----------
         PERSONAL PRODUCTS (0.8%)
         Avon Products, Inc.. . . . . . . . .             1,250             84,950
                                                                       -----------
          TOTAL CONSUMER STAPLES  . . . . . .                              786,828
                                                                       -----------
         ENERGY (0.8%)
         INTEGRATED OIL & GAS (0.2%)
         BP plc (ADR) . . . . . . . . . . . .               390             16,528
                                                                       -----------
         OIL & GAS DRILLING (0.1%)
         Noble Corp.* . . . . . . . . . . . .               450             15,448
                                                                       -----------
                                                     NUMBER OF            VALUE

                                                       SHARES            (NOTE 1)
------------------------------------------------------------------------------------

         OIL & GAS EQUIPMENT & SERVICES (0.5%)
                                                                      $
         Baker Hughes, Inc. . . . . . . . . .             1,325             37,445
         BJ Services Co.* . . . . . . . . . .               525             17,225

                                                                       -----------
                                                                            54,670
                                                                       -----------
          TOTAL ENERGY  . . . . . . . . . . .                               86,646
                                                                       -----------
         FINANCIALS (14.7%)
         DIVERSIFIED FINANCIALS (8.0%)
         Charles Schwab Corp. . . . . . . . .            12,195            165,364
         Citigroup, Inc.. . . . . . . . . . .             3,640            172,536
         Fannie Mae . . . . . . . . . . . . .             2,205            158,076
         Franklin Resources, Inc. . . . . . .               325             15,412
         Goldman Sachs Group, Inc.. . . . . .               900             84,510
         MBNA Corp. . . . . . . . . . . . . .             3,905             96,649
         Merrill Lynch & Co., Inc.. . . . . .             1,420             84,064
         Morgan Stanley . . . . . . . . . . .             1,960            107,545

                                                                       -----------
                                                                           884,156
                                                                       -----------
         INSURANCE (6.7%)
         AFLAC, Inc.. . . . . . . . . . . . .             3,475            126,768
         American International Group, Inc. .             3,690            224,463
         Progressive Corp.. . . . . . . . . .             4,790            353,502
         Safeco Corp. . . . . . . . . . . . .               475             17,432
         Willis Group Holdings Ltd. . . . . .               410             13,653

                                                                       -----------
                                                                           735,818
                                                                       -----------
          TOTAL FINANCIALS  . . . . . . . . .                            1,619,974
                                                                       -----------
         HEALTH CARE (21.2%)
         BIOTECHNOLOGY (6.7%)
         Amgen, Inc.* . . . . . . . . . . . .             6,265            386,926
         Genentech, Inc.* . . . . . . . . . .             2,930            240,172
         Gilead Sciences, Inc.* . . . . . . .               290             15,828
         MedImmune, Inc.* . . . . . . . . . .             3,665             97,709

                                                                       -----------
                                                                           740,635
                                                                       -----------
         HEALTH CARE EQUIPMENT & SERVICES (4.9%)
         Alcon, Inc.. . . . . . . . . . . . .               310             17,084
         AmerisourceBergen Corp.. . . . . . .               280             15,896
         Boston Scientific Corp.* . . . . . .               660             44,695
         Cardinal Health, Inc.. . . . . . . .               750             44,505
         Express Scripts, Inc.* . . . . . . .               530             29,108
         Health Management Associates,
          Inc., Class A . . . . . . . . . . .             1,790             39,649
         Medtronic, Inc.. . . . . . . . . . .             2,955            134,659
         St. Jude Medical, Inc.*. . . . . . .               475             27,626
         Stryker Corp.. . . . . . . . . . . .               520             42,177
         UnitedHealth Group, Inc. . . . . . .               850             43,248
         WellPoint Health Networks, Inc.* . .             1,135            100,901

                                                                       -----------
                                                                           539,548
                                                                       -----------
         PHARMACEUTICALS (9.6%)
         Allergan, Inc. . . . . . . . . . . .               350             26,467
         Eli Lilly & Co.. . . . . . . . . . .             1,800            119,916
         Forest Laboratories, Inc.* . . . . .               590             29,506
         Johnson & Johnson. . . . . . . . . .             3,830            192,764
         Merck & Co., Inc.. . . . . . . . . .             1,400             61,950
         Pfizer, Inc. . . . . . . . . . . . .            13,740            434,184
         Teva Pharmaceutical
          Industries Ltd. (ADR) . . . . . . .             1,100             62,579
         Wyeth. . . . . . . . . . . . . . . .             3,050            134,627

                                                                       -----------
                                                                         1,061,993
                                                                       -----------
          TOTAL HEALTH CARE . . . . . . . . .                            2,342,176
                                                                       -----------
         INDUSTRIALS (6.0%)
         AEROSPACE & DEFENSE (1.0%)
         Lockheed Martin Corp.. . . . . . . .               450             20,862
         United Technologies Corp.. . . . . .             1,060             89,772

                                                                       -----------
                                                                           110,634
                                                                       -----------
         AIR FREIGHT & COURIERS (0.4%)
         United Parcel Service, Inc., Class B               525             38,073
                                                                       -----------

AXA PREMIER FUNDS TRUST
AXA PREMIER LARGE CAP GROWTH FUND
PORTFOLIO OF INVESTMENTS (Continued)
OCTOBER 31, 2003

                                                     NUMBER OF            VALUE

                                                       SHARES            (NOTE 1)
------------------------------------------------------------------------------------

         AIRLINES (1.0%)

                                                                      $
         Southwest Airlines Co. . . . . . . .             5,600            108,640
                                                                       -----------
         COMMERCIAL SERVICES & SUPPLIES (0.1%)
         Automatic Data Processing, Inc.. . .               300             11,322
                                                                       -----------
         INDUSTRIAL CONGLOMERATES (3.1%)
         3M Co. . . . . . . . . . . . . . . .               540             42,590
         General Electric Co. . . . . . . . .            10,450            303,154

                                                                       -----------
                                                                           345,744
                                                                       -----------
         MACHINERY (0.4%)
         Danaher Corp.. . . . . . . . . . . .               560             46,396
                                                                       -----------
          TOTAL INDUSTRIALS . . . . . . . . .                              660,809
                                                                       -----------
         INFORMATION TECHNOLOGY (33.3%)
         APPLICATION SOFTWARE (1.8%)
         Electronic Arts, Inc.* . . . . . . .               720             71,309
         Intuit, Inc.*. . . . . . . . . . . .               500             24,990
         Mercury Interactive Corp.* . . . . .               610             28,328
         SAP AG (ADR) . . . . . . . . . . . .               550             20,097
         Symantec Corp.*. . . . . . . . . . .               750             49,988

                                                                       -----------
                                                                           194,712
                                                                       -----------
         COMPUTER HARDWARE (4.0%)
         Dell, Inc.*. . . . . . . . . . . . .            10,710            386,845
         Hewlett-Packard Co.. . . . . . . . .             1,550             34,581
         International Business
          Machines Corp.. . . . . . . . . . .               200             17,896

                                                                       -----------
                                                                           439,322
                                                                       -----------
         COMPUTER STORAGE & PERIPHERALS (1.8%)
         Network Appliance, Inc.* . . . . . .             8,300            204,844
                                                                       -----------
         ELECTRONIC EQUIPMENT & INSTRUMENTS (0.1%)
         Flextronics International Ltd.*. . .             1,040             14,560
                                                                       -----------
         INTERNET SOFTWARE & SERVICES (4.2%)
         eBay, Inc.*. . . . . . . . . . . . .             3,880            217,047
         Yahoo!, Inc.*. . . . . . . . . . . .             5,670            247,779

                                                                       -----------
                                                                           464,826
                                                                       -----------
         IT CONSULTING & SERVICES (0.6%)
         Accenture Ltd., Class A* . . . . . .             1,625             38,025
         Affiliated Computer Services, Inc.,
          Class A*. . . . . . . . . . . . . .               690             33,762

                                                                       -----------
                                                                            71,787
                                                                       -----------
         NETWORKING EQUIPMENT (3.1%)
         Cisco Systems, Inc.* . . . . . . . .            13,570            284,699
         Juniper Networks, Inc.*. . . . . . .             2,990             53,790

                                                                       -----------
                                                                           338,489
                                                                       -----------
         SEMICONDUCTOR EQUIPMENT (1.7%)
         Applied Materials, Inc.* . . . . . .             7,280            170,133
         Microchip Technology, Inc. . . . . .               500             16,355

                                                                       -----------
                                                                           186,488
                                                                       -----------
         SEMICONDUCTORS (9.2%)
         Altera Corp.*. . . . . . . . . . . .             1,780             36,009
         Broadcom Corp., Class A* . . . . . .             1,440             46,008
         Intel Corp.. . . . . . . . . . . . .            14,510            479,556
         Linear Technology Corp.. . . . . . .               900             38,349
         Maxim Integrated Products, Inc.. . .             6,445            320,381
         Xilinx, Inc.*. . . . . . . . . . . .             3,200            101,440

                                                                       -----------
                                                                         1,021,743
                                                                       -----------
         SYSTEMS SOFTWARE (5.8%)
         Microsoft Corp.. . . . . . . . . . .            17,190            449,518
         Oracle Corp.*. . . . . . . . . . . .             4,975             59,501
         VERITAS Software Corp.*. . . . . . .             3,580            129,417

                                                                       -----------
                                                                           638,436
                                                                       -----------
         TELECOMMUNICATIONS EQUIPMENT (1.0%)
         Nokia OYJ (ADR). . . . . . . . . . .             3,000             50,970

                                                     NUMBER OF            VALUE

                                                       SHARES            (NOTE 1)
------------------------------------------------------------------------------------

                                                                      $
         QUALCOMM, Inc. . . . . . . . . . . .             1,250             59,375

                                                                       -----------
                                                                           110,345
                                                                       -----------
          TOTAL INFORMATION TECHNOLOGY  . . .                            3,685,552
                                                                       -----------
         MATERIALS (0.2%)
         CHEMICALS (0.2%)
         Air Products & Chemicals, Inc. . . .               400             18,164
                                                                       -----------
         TELECOMMUNICATION SERVICES (0.4%)
         WIRELESS TELECOMMUNICATION SERVICES (0.4%)
         Vodafone Group plc (ADR) . . . . . .             2,125             44,944
                                                                       -----------
         TOTAL COMMON STOCKS (99.3%)
          (Cost $10,156,342). . . . . . . . .                           10,968,509
                                                                       -----------
                                                      PRINCIPAL
                                                         AMOUNT
                                                     ------------

         SHORT-TERM DEBT SECURITIES:
         TIME DEPOSIT (1.1%)
         J.P. Morgan Chase Nassau,
          0.52%, 11/03/03
          (Amortized Cost $121,256) . . . . .        $  121,256            121,256
                                                                       -----------
         TOTAL INVESTMENTS (100.4%)
          (Cost/Amortized Cost $10,277,598) .                           11,089,765
         OTHER ASSETS LESS LIABILITIES (-0.4%)                             (40,713)
                                                                       -----------
         NET ASSETS (100%)  . . . . . . . . .                          $11,049,052
                                                                       ===========

---------
* Non-income producing.

  Glossary:
  ADR-- American Depositary Receipt

AXA PREMIER FUNDS TRUST
AXA PREMIER LARGE CAP GROWTH FUND
PORTFOLIO OF INVESTMENTS (Concluded)
October 31, 2003
--------------------------------------------------------------------------------
Investment security transactions for the year ended October 31, 2003 were as follows:

COST OF PURCHASES:
Stocks and long-term
 corporate debt
 securities. . . . . . .                  $ 3,865,790
NET PROCEEDS OF SALES AND
 REDEMPTIONS:
Stocks and long-term
 corporate debt
 securities. . . . . . .                    2,776,883

As of October 31, 2003, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross
 unrealized appreciation                  $ 1,220,396
Aggregate gross
 unrealized depreciation                     (564,514)
                                          -----------
Net unrealized
 appreciation. . . . . .                  $   655,882
                                          ===========
Federal income tax cost
 of investments. . . . .                  $10,433,883
                                          ===========


For the year ended October 31, 2003, the Fund incurred approximately $66 as brokerage commissions with Bernstein (Sanford C.) & Co., an affiliated broker/dealer.

The Fund has a net capital loss carryforward of $1,532,148, of which $774,412 expires in the year 2010 and $757,736 expires in 2011.



                       See Notes to Financial Statements.

AXA PREMIER FUNDS TRUST
AXA PREMIER LARGE CAP CORE EQUITY FUND
PORTFOLIO OF INVESTMENTS
October 31, 2003

                                                     NUMBER OF            VALUE

                                                       SHARES            (NOTE 1)
------------------------------------------------------------------------------------

         COMMON STOCKS:
         CONSUMER DISCRETIONARY (16.7%)
         APPAREL RETAIL (0.4%)
                                                                      $
         Gap, Inc.. . . . . . . . . . . . . .               400              7,632
         TJX Cos., Inc. . . . . . . . . . . .             1,740             36,523

                                                                       -----------
                                                                            44,155
                                                                       -----------
         AUTO COMPONENTS (0.5%)
         Autoliv, Inc.. . . . . . . . . . . .               625             20,700
         Lear Corp.*. . . . . . . . . . . . .               425             24,688
         Magna International, Inc., Class A .               250             20,058

                                                                       -----------
                                                                            65,446
                                                                       -----------
         AUTOMOBILES (0.3%)
         General Motors Corp. . . . . . . . .               725             30,936
         PACCAR, Inc. . . . . . . . . . . . .                75              5,922

                                                                       -----------
                                                                            36,858
                                                                       -----------
         CASINOS & GAMING (0.5%)
         MGM Mirage, Inc.*. . . . . . . . . .             1,620             57,510
                                                                       -----------
         COMPUTER & ELECTRONICS RETAIL (0.5%)
         Best Buy Co., Inc.*. . . . . . . . .               150              8,746
         Circuit City Stores, Inc.. . . . . .             5,700             54,378

                                                                       -----------
                                                                            63,124
                                                                       -----------
         DEPARTMENT STORES (0.8%)
         Federated Department Stores, Inc.. .               500             23,775
         May Department Stores Co.. . . . . .               875             24,465
         Sears, Roebuck & Co. . . . . . . . .               875             46,051

                                                                       -----------
                                                                            94,291
                                                                       -----------
         GENERAL MERCHANDISE STORES (2.0%)
         Costco Wholesale Corp.*. . . . . . .             1,830             64,727
         Target Corp. . . . . . . . . . . . .             2,525            100,344
         Wal-Mart Stores, Inc.. . . . . . . .             1,200             70,740

                                                                       -----------
                                                                           235,811
                                                                       -----------
         HOME IMPROVEMENT RETAIL (1.6%)
         Home Depot, Inc. . . . . . . . . . .             1,420             52,639
         Lowe's Cos., Inc.. . . . . . . . . .             2,150            126,700
         Sherwin-Williams Co. . . . . . . . .               500             16,770

                                                                       -----------
                                                                           196,109
                                                                       -----------
         HOTELS (0.7%)
         Hilton Hotels Corp.. . . . . . . . .             5,550             87,912
                                                                       -----------
         HOUSEHOLD DURABLES (0.5%)
         KB Home. . . . . . . . . . . . . . .                75              5,137
         Pulte Homes, Inc.. . . . . . . . . .               375             32,441
         Whirlpool Corp.. . . . . . . . . . .               300             21,141

                                                                       -----------
                                                                            58,719
                                                                       -----------
         INTERNET RETAIL (0.9%)
         InterActiveCorp* . . . . . . . . . .             2,800            102,788
                                                                       -----------
         MEDIA (6.2%)
         Cablevision Systems New York
         Group,Class A* . . . . . . . . . . .             2,823             57,025
         Comcast Corp., Class A*. . . . . . .             1,650             55,968
         Comcast Corp., Special Class A*. . .             3,900            127,218
         Fox Entertainment Group, Inc.,
          Class A*. . . . . . . . . . . . . .             2,800             77,560
         Liberty Media Corp., Class A*. . . .            10,883            109,809
         Metro-Goldwyn-Mayer, Inc.* . . . . .             1,335             21,307
         Time Warner, Inc.* . . . . . . . . .            11,595            177,287
         Viacom, Inc., Class B. . . . . . . .             2,745            109,443
         Walt Disney Co.. . . . . . . . . . .               200              4,528

                                                                       -----------
                                                                           740,145
                                                                       -----------
         SPECIALTY STORES (1.3%)
         American Greetings Corp., Class A* .             2,600             55,458
         Office Depot, Inc.*. . . . . . . . .             1,300             19,409
         Staples, Inc.* . . . . . . . . . . .             2,825             75,766

                                                                       -----------
                                                                           150,633
                                                                       -----------

                                                     NUMBER OF            VALUE

                                                       SHARES            (NOTE 1)
------------------------------------------------------------------------------------

         TEXTILES & APPAREL (0.5%)
                                                                      $
         Liz Claiborne, Inc.. . . . . . . . .               500             18,445
         Mohawk Industries, Inc.* . . . . . .               250             18,530
         Nike, Inc., Class B. . . . . . . . .               100              6,390
         Reebok International Ltd.. . . . . .               400             15,580

                                                                       -----------
                                                                            58,945
                                                                       -----------
          TOTAL CONSUMER DISCRETIONARY  . . .                            1,992,446
                                                                       -----------
         CONSUMER STAPLES (4.3%)
         BEVERAGES (1.2%)
         Anheuser-Busch Cos., Inc.. . . . . .             1,375             67,732
         Coca-Cola Co.. . . . . . . . . . . .               400             18,560
         PepsiCo, Inc.. . . . . . . . . . . .             1,075             51,407

                                                                       -----------
                                                                           137,699
                                                                       -----------
         FOOD PRODUCTS (0.9%)
         Altria Group, Inc. . . . . . . . . .             1,425             66,263
         Archer-Daniels-Midland Co. . . . . .             1,475             21,166
         UST, Inc.. . . . . . . . . . . . . .               700             23,814

                                                                       -----------
                                                                           111,243
                                                                       -----------
         FOOD RETAIL (0.4%)
         Kroger Co.*. . . . . . . . . . . . .             1,100             19,239
         Safeway, Inc.* . . . . . . . . . . .             1,200             25,320

                                                                       -----------
                                                                            44,559
                                                                       -----------
         HOUSEHOLD PRODUCTS (1.8%)
         Colgate-Palmolive Co.. . . . . . . .             1,290             68,615
         Kimberly-Clark Corp. . . . . . . . .             1,700             89,777
         Procter & Gamble Co. . . . . . . . .               575             56,517

                                                                       -----------
                                                                           214,909
                                                                       -----------
          TOTAL CONSUMER STAPLES  . . . . . .                              508,410
                                                                       -----------
         ENERGY (6.7%)
         INTEGRATED OIL & GAS (4.1%)
         Amerada Hess Corp. . . . . . . . . .             1,600             82,592
         ChevronTexaco Corp.. . . . . . . . .               675             50,152
         ConocoPhillips . . . . . . . . . . .               658             37,605
         Exxon Mobil Corp.. . . . . . . . . .             4,695            171,743
         Marathon Oil Co. . . . . . . . . . .             4,400            130,108
         Occidental Petroleum Corp. . . . . .               725             25,564

                                                                       -----------
                                                                           497,764
                                                                       -----------
         OIL & GAS EQUIPMENT & SERVICES (0.9%)
         El Paso Corp.. . . . . . . . . . . .             9,400             68,996
         Halliburton Co.. . . . . . . . . . .             1,730             41,312

                                                                       -----------
                                                                           110,308
                                                                       -----------
         OIL & GAS EXPLORATION & PRODUCTION (1.5%)
         Anadarko Petroleum Corp. . . . . . .             1,395             60,850
         Unocal Corp. . . . . . . . . . . . .             3,600            114,048

                                                                       -----------
                                                                           174,898
                                                                       -----------
         OIL & GAS REFINING & MARKETING (0.2%)
         Valero Energy Corp.. . . . . . . . .               475             20,283
                                                                       -----------
          TOTAL ENERGY  . . . . . . . . . . .                              803,253
                                                                       -----------
         FINANCIALS (24.2%)
         BANKS (7.6%)
         AmSouth Bancorp. . . . . . . . . . .               950             22,439
         Bank of America Corp.. . . . . . . .               900             68,157
         Bank of New York Co., Inc. . . . . .             5,925            184,801
         Bank One Corp. . . . . . . . . . . .               875             37,144
         FleetBoston Financial Corp.. . . . .             1,075             43,419
         Golden West Financial Corp.. . . . .               325             32,640
         Huntington Bancshares, Inc.. . . . .             1,025             22,202
         KeyCorp. . . . . . . . . . . . . . .               825             23,306
         National City Corp.. . . . . . . . .               850             27,761
         PNC Financial Services Group, Inc. .               125              6,696
         Regions Financial Corp.. . . . . . .               625             22,969
         SunTrust Banks, Inc. . . . . . . . .               375             25,151
         U.S. Bancorp . . . . . . . . . . . .             1,625             44,232
         Wachovia Corp. . . . . . . . . . . .             1,025             47,017

AXA PREMIER FUNDS TRUST
AXA PREMIER LARGE CAP CORE EQUITY FUND
PORTFOLIO OF INVESTMENTS (Continued)
October 31, 2003

                                                    NUMBER OF            VALUE

                                                       SHARES            (NOTE 1)
------------------------------------------------------------------------------------

                                                                      $
         Washington Mutual, Inc.. . . . . . .             3,775            165,156
         Wells Fargo & Co.. . . . . . . . . .             2,375            133,760

                                                                       -----------
                                                                           906,850
                                                                       -----------
         DIVERSIFIED FINANCIALS (11.0%)
         American Express Co. . . . . . . . .             2,735            128,354
         Bear Stearns Cos., Inc.. . . . . . .               350             26,688
         Charles Schwab Corp. . . . . . . . .             5,290             71,732
         Citigroup, Inc.. . . . . . . . . . .             4,875            231,075
         Countrywide Financial Corp.. . . . .               375             39,420
         E*TRADE Group, Inc.* . . . . . . . .            11,100            114,330
         Fannie Mae . . . . . . . . . . . . .             3,455            247,689
         Freddie Mac. . . . . . . . . . . . .             1,750             98,227
         Goldman Sachs Group, Inc.. . . . . .               400             37,560
         J.P. Morgan Chase & Co.. . . . . . .               550             19,745
         Lehman Brothers Holdings, Inc. . . .               375             27,000
         Merrill Lynch & Co., Inc.. . . . . .               200             11,840
         Morgan Stanley . . . . . . . . . . .             2,720            149,246
         SLM Corp.. . . . . . . . . . . . . .             2,985            116,893

                                                                       -----------
                                                                         1,319,799
                                                                       -----------
         INSURANCE (5.1%)
         Ace Ltd. . . . . . . . . . . . . . .               400             14,400
         Allstate Corp. . . . . . . . . . . .             2,755            108,822
         American International Group, Inc. .               550             33,456
         Aon Corp.. . . . . . . . . . . . . .               800             17,520
         Chubb Corp.. . . . . . . . . . . . .               375             25,054
         John Hancock Financial Services, Inc.              700             24,745
         Lincoln National Corp. . . . . . . .             2,000             79,860
         Marsh & McLennan Cos., Inc.. . . . .               565             24,154
         MBIA, Inc. . . . . . . . . . . . . .             1,500             89,415
         Metlife, Inc.. . . . . . . . . . . .               925             29,045
         PartnerReinsurance Ltd.. . . . . . .               150              8,141
         Renaissance Reinsurance
          Holdings Ltd. . . . . . . . . . . .               200              8,996
         St. Paul Cos., Inc.. . . . . . . . .             3,300            125,829
         Travelers Property Casualty Corp.,
          Class A . . . . . . . . . . . . . .             1,138             18,549
         Travelers Property Casualty Corp.,
          Class B . . . . . . . . . . . . . .                79              1,293

                                                                       -----------
                                                                           609,279
                                                                       -----------
         REAL ESTATE (0.5%)
         Boston Properties, Inc. (REIT) . . .             1,300             57,525
                                                                       -----------
          TOTAL FINANCIALS  . . . . . . . . .                            2,893,453
                                                                       -----------
         HEALTH CARE (14.7%)
         BIOTECHNOLOGY (3.1%)
         Amgen, Inc.* . . . . . . . . . . . .             1,955            120,741
         Genentech, Inc.* . . . . . . . . . .             1,745            143,037
         Genzyme Corp. - General Division*. .             2,350            107,865

                                                                       -----------
                                                                           371,643
                                                                       -----------
         HEALTH CARE EQUIPMENT & SERVICES (5.5%)
         Aetna, Inc.. . . . . . . . . . . . .               450             25,835
         Caremark Rx, Inc.* . . . . . . . . .             5,375            134,644
         Eclipsys Corp.*. . . . . . . . . . .             4,000             47,400
         Guidant Corp.. . . . . . . . . . . .               625             31,881
         Health Management Associates, Inc.,
          Class A . . . . . . . . . . . . . .             6,300            139,545
         Health Net, Inc.*. . . . . . . . . .               500             15,795
         McKesson Corp. . . . . . . . . . . .               885             26,789
         Medco Health Solutions, Inc.*. . . .               153              5,080
         Medtronic, Inc.. . . . . . . . . . .               965             43,975
         Quest Diagnostics, Inc.* . . . . . .             1,400             94,710
         St. Jude Medical, Inc.*. . . . . . .               765             44,492
         WellPoint Health Networks, Inc.* . .               540             48,006

                                                                       -----------
                                                                           658,152
                                                                       -----------
         PHARMACEUTICALS (6.1%)
         Abbott Laboratories. . . . . . . . .             1,075             45,816

                                                      NUMBER OF               VALUE
                                                                            (NOTE 1)
                                                       SHARES
------------------------------------------------------------------------------------

                                                                      $
         Bristol-Myers Squibb Co. . . . . . .               650             16,491
         Eli Lilly & Co.. . . . . . . . . . .               475             31,645
         Forest Laboratories, Inc.* . . . . .               525             26,255
         GlaxoSmithKline plc (ADR). . . . . .               525             22,727
         Johnson & Johnson. . . . . . . . . .               625             31,456
         Merck & Co., Inc.. . . . . . . . . .             1,275             56,419
         Mylan Laboratories, Inc. . . . . . .             1,590             38,398
         OSI Pharmaceuticals, Inc.* . . . . .             2,430             68,040
         Pfizer, Inc. . . . . . . . . . . . .            10,975            346,810
         Wyeth. . . . . . . . . . . . . . . .             1,000             44,140

                                                                       -----------
                                                                           728,197
                                                                       -----------
          TOTAL HEALTH CARE . . . . . . . . .                            1,757,992
                                                                       -----------
         INDUSTRIALS (5.9%)
         AEROSPACE & DEFENSE (0.5%)
         Goodrich Corp. . . . . . . . . . . .               850             23,477
         United Technologies Corp.. . . . . .               395             33,453

                                                                       -----------
                                                                            56,930
                                                                       -----------
         AIR FREIGHT & COURIERS (0.1%)
         United Parcel Service, Inc., Class B               125              9,065
                                                                       -----------
         AIRLINES (0.4%)
         Southwest Airlines Co. . . . . . . .             2,475             48,015
                                                                       -----------
         COMMERCIAL SERVICES & SUPPLIES (0.9%)
         Cendant Corp.* . . . . . . . . . . .               400              8,172
         First Data Corp. . . . . . . . . . .             2,900            103,530

                                                                       -----------
                                                                           111,702
                                                                       -----------
         ELECTRICAL EQUIPMENT (0.3%)
         Cooper Industries Ltd., Class A. . .               475             25,128
         Hubbell, Inc., Class B . . . . . . .               400             17,136

                                                                       -----------
                                                                            42,264
                                                                       -----------
         INDUSTRIAL CONGLOMERATES (1.7%)
         General Electric Co. . . . . . . . .             4,545            131,850
         Textron, Inc.. . . . . . . . . . . .               600             29,814
         Tyco International Ltd.. . . . . . .             1,800             37,584

                                                                       -----------
                                                                           199,248
                                                                       -----------
         MACHINERY (1.4%)
         Caterpillar, Inc.. . . . . . . . . .               150             10,992
         Deere & Co.. . . . . . . . . . . . .             1,450             87,899
         Eaton Corp.. . . . . . . . . . . . .               250             25,060
         Ingersoll-Rand Co., Class A. . . . .               250             15,100
         Parker-Hannifin Corp.. . . . . . . .               450             22,936

                                                                       -----------
                                                                           161,987
                                                                       -----------
         RAILROADS (0.5%)
         Burlington Northern Santa Fe Corp. .               800             23,152
         CSX Corp.. . . . . . . . . . . . . .               650             20,683
         Norfolk Southern Corp. . . . . . . .               975             19,646

                                                                       -----------
                                                                            63,481
                                                                       -----------
         TRADING COMPANIES & DISTRIBUTORS (0.1%)
         Genuine Parts Co.. . . . . . . . . .               525             16,706
                                                                       -----------
          TOTAL INDUSTRIALS . . . . . . . . .                              709,398
                                                                       -----------
         INFORMATION TECHNOLOGY (22.0%)
         APPLICATION SOFTWARE (2.1%)
         Electronic Arts, Inc.* . . . . . . .             1,865            184,710
         Intuit, Inc.*. . . . . . . . . . . .             1,355             67,723

                                                                       -----------
                                                                           252,433
                                                                       -----------
         COMPUTER HARDWARE (2.6%)
         Dell, Inc.*. . . . . . . . . . . . .             2,365             85,424
         Hewlett-Packard Co.. . . . . . . . .             7,935            177,030
         International Business
          Machines Corp.. . . . . . . . . . .               500             44,740

                                                                       -----------
                                                                           307,194
                                                                       -----------
         COMPUTER STORAGE & PERIPHERALS (1.5%)
         EMC Corp.* . . . . . . . . . . . . .               900             12,456
         Lexmark International, Inc.* . . . .             1,135             83,547

AXA PREMIER FUNDS TRUST
AXA PREMIER LARGE CAP CORE EQUITY FUND
PORTFOLIO OF INVESTMENTS (Continued)
October 31, 2003

                                                     NUMBER OF                VALUE
                                                       SHARES               (NOTE 1)
------------------------------------------------------------------------------------

                                                                      $
         Quantum Corp.* . . . . . . . . . . .               900              2,799
         Seagate Technology . . . . . . . . .             3,400             78,132

                                                                       -----------
                                                                           176,934
                                                                       -----------
         ELECTRONIC EQUIPMENT & INSTRUMENTS (1.3%)
         Arrow Electronics, Inc.* . . . . . .               500             10,675
         Avnet, Inc.* . . . . . . . . . . . .               500              9,700
         Flextronics International Ltd.*. . .             5,415             75,810
         Sanmina-SCI Corp.* . . . . . . . . .             1,700             17,935
         Solectron Corp.* . . . . . . . . . .             4,400             24,376
         Tech Data Corp.* . . . . . . . . . .               375             12,345

                                                                       -----------
                                                                           150,841
                                                                       -----------
         INTERNET SOFTWARE & SERVICES (0.8%)
         DoubleClick, Inc.* . . . . . . . . .             5,400             44,982
         Yahoo!, Inc.*. . . . . . . . . . . .             1,310             57,247

                                                                       -----------
                                                                           102,229
                                                                       -----------
         IT CONSULTING & SERVICES (0.8%)

         Affiliated Computer Services, Inc.,              1,950             95,414
          Class A*. . . . . . . . . . . . . .                          -----------

         NETWORKING EQUIPMENT (1.9%)
         Cisco Systems, Inc.* . . . . . . . .            10,895            228,577
                                                                       -----------
         SEMICONDUCTOR EQUIPMENT (1.0%)
         Applied Materials, Inc.* . . . . . .             5,355            125,146
                                                                       -----------
         SEMICONDUCTORS (2.9%)
         Intel Corp.. . . . . . . . . . . . .             2,800             92,540
         Linear Technology Corp.. . . . . . .             2,110             89,907
         Texas Instruments, Inc.. . . . . . .             5,545            160,361
         Xilinx, Inc.*. . . . . . . . . . . .               150              4,755

                                                                       -----------
                                                                           347,563
                                                                       -----------
         SYSTEMS SOFTWARE (3.7%)
         Microsoft Corp.. . . . . . . . . . .             9,980            260,977
         Oracle Corp.*. . . . . . . . . . . .             7,180             85,873
         VERITAS Software Corp.*. . . . . . .             2,700             97,605

                                                                       -----------
                                                                           444,455
                                                                       -----------
         TELECOMMUNICATIONS EQUIPMENT (3.4%)
         ADC Telecommunications, Inc.*. . . .             5,100             13,005
         Corning, Inc.* . . . . . . . . . . .             4,400             48,312
         General Motors Corp., Class H* . . .             9,100            149,513
         JDS Uniphase Corp.*. . . . . . . . .             3,900             13,845
         Lucent Technologies, Inc.* . . . . .             1,800              5,760
         Nokia OYJ  (ADR) . . . . . . . . . .             5,305             90,132
         Nortel Networks Corp.* . . . . . . .             8,500             37,825
         QUALCOMM, Inc. . . . . . . . . . . .               600             28,500
         Tellabs, Inc.* . . . . . . . . . . .             2,200             16,566

                                                                       -----------
                                                                           403,458
                                                                       -----------
          TOTAL INFORMATION TECHNOLOGY  . . .                            2,634,244
                                                                       -----------
         MATERIALS (0.6%)
         CHEMICALS (0.1%)
         Ashland, Inc.. . . . . . . . . . . .               475             17,689
                                                                       -----------
         CONTAINERS & PACKAGING (0.1%)
         Smurfit-Stone Container Corp.* . . .               750             11,625
                                                                       -----------
         METALS & MINING (0.2%)
         Alcan, Inc.. . . . . . . . . . . . .               500             19,965
                                                                       -----------
         PAPER & FOREST PRODUCTS (0.2%)
         Georgia-Pacific Corp.. . . . . . . .             1,000             26,280
                                                                       -----------
          TOTAL MATERIALS . . . . . . . . . .                               75,559
                                                                       -----------
         TELECOMMUNICATION SERVICES (2.4%)
         DIVERSIFIED TELECOMMUNICATION SERVICES (1.3%)
         BellSouth Corp.. . . . . . . . . . .             1,450             38,149
         Qwest Communications
          International, Inc.*. . . . . . . .             4,150             14,650



                                                    NUMBER OF            VALUE

                                                       SHARES            (NOTE 1)
------------------------------------------------------------------------------------

                                                                      $
         SBC Communications, Inc. . . . . . .             2,150             51,557
         Sprint Corp. (FON Group) . . . . . .             1,700             27,200
         Verizon Communications, Inc. . . . .               550             18,480

                                                                       -----------
                                                                           150,036
                                                                       -----------
         WIRELESS TELECOMMUNICATION SERVICES (1.1%)
         AT&T Wireless Services, Inc.*. . . .             3,800             27,550
         Nextel Communications, Inc.,
          Class A*. . . . . . . . . . . . . .             3,800             91,960
         Sprint Corp. (PCS Group)*. . . . . .             3,200             13,920

                                                                       -----------
                                                                           133,430
                                                                       -----------
          TOTAL TELECOMMUNICATION SERVICES  .                              283,466
                                                                       -----------
         UTILITIES (2.6%)
         ELECTRIC UTILITIES (2.2%)
         American Electric Power, Inc.. . . .               850             23,961
         Constellation Energy Group, Inc. . .               650             23,641
         Dominion Resources, Inc. . . . . . .             2,300            141,680
         Entergy Corp.. . . . . . . . . . . .               500             26,950
         Exelon Corp. . . . . . . . . . . . .               400             25,380
         PPL Corp.. . . . . . . . . . . . . .               625             24,950

                                                                       -----------
                                                                           266,562
                                                                       -----------
         GAS UTILITIES (0.2%)
         Sempra Energy. . . . . . . . . . . .               700             19,460
                                                                       -----------
         MULTI - UTILITIES (0.2%)
         XCEL Energy, Inc.. . . . . . . . . .             1,500             24,600
                                                                       -----------
          TOTAL UTILITIES . . . . . . . . . .                              310,622
                                                                       -----------
         TOTAL COMMON STOCKS (100.1%)
          (Cost $10,886,733). . . . . . . . .                           11,968,843
                                                                       -----------
                                                      PRINCIPAL
                                                         AMOUNT
                                                     ------------

         SHORT-TERM DEBT SECURITIES:
         TIME DEPOSIT (3.1%)
         J.P. Morgan Chase Nassau,
             0.52%, 11/3/03
          (Amortized Cost $372,901) . . . . .        $  372,901            372,901
                                                                       -----------
         TOTAL INVESTMENTS (103.2%)
          (Cost/Amortized Cost $11,259,634) .                           12,341,744

         OTHER ASSETS                                                     (381,973)
          LESS LIABILITIES (-3.2%)  . . . . .                          -----------
         NET ASSETS (100%)  . . . . . . . . .                          $11,959,771
                                                                       ===========

---------

* Non-income producing.

  Glossary:
  ADR-- American Depositary Receipt
  REIT-- Real Estate Investment Trust

AXA PREMIER FUNDS TRUST
AXA PREMIER LARGE CAP CORE EQUITY FUND
PORTFOLIO OF INVESTMENTS (Concluded)
October 31, 2003
--------------------------------------------------------------------------------
Investment security transactions for the year ended October 31, 2003 were as follows:

COST OF PURCHASES:
Stocks and long-term
 corporate debt
 securities. . . . . .                   $ 6,804,670
NET PROCEEDS OF SALES
 AND REDEMPTIONS:
Stocks and long-term
 corporate debt
 securities. . . . . .                     5,543,371

As of October 31, 2003 the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross
 unrealized
 appreciation. . . . .                   $ 1,339,656
Aggregate gross
 unrealized
 depreciation. . . . .                      (493,006)
                                         -----------
Net unrealized
 appreciation. . . . .                   $   846,650
                                         ===========
Federal income tax cost
 of investments. . . .                   $11,495,094
                                         ===========


For the year ended October 31, 2003, the Fund incurred approximately $3,029 as brokerage commissions with Bernstein (Sanford C.) & Co., an affiliated broker/dealer.

The Fund has a net capital loss carryforward of $1,211,227, of which $831,395 expires in the year 2010 and $379,832 expires in 2011.



                       See Notes to Financial Statements.

AXA PREMIER FUNDS TRUST
AXA PREMIER LARGE CAP VALUE FUND
PORTFOLIO OF INVESTMENTS
October 31, 2003

                                                     NUMBER OF           VALUE

                                                      SHARES            (NOTE 1)
-----------------------------------------------------------------------------------

         COMMON STOCKS:
         CONSUMER DISCRETIONARY (12.8%)
         APPAREL RETAIL (0.1%)

                                                                     $
         Ross Stores, Inc.. . . . . . . . . .             200              10,002
                                                                      -----------
         AUTO COMPONENTS (0.4%)
         Johnson Controls, Inc. . . . . . . .             400              43,012
                                                                      -----------
         AUTOMOBILES (0.4%)
         Harley-Davidson, Inc.. . . . . . . .           1,000              47,410
                                                                      -----------
         DEPARTMENT STORES (0.3%)
         Sears, Roebuck & Co. . . . . . . . .             610              32,104
                                                                      -----------
         HOME IMPROVEMENT RETAIL (0.6%)
         Home Depot, Inc. . . . . . . . . . .           1,300              48,191
         Lowe's Cos., Inc.. . . . . . . . . .             400              23,572

                                                                      -----------
                                                                           71,763
                                                                      -----------
         HOTELS (0.5%)
         Carnival Corp. . . . . . . . . . . .           1,650              57,602
         Royal Caribbean Cruises Ltd. . . . .             200               5,942

                                                                      -----------
                                                                           63,544
                                                                      -----------
         HOUSEHOLD DURABLES (0.1%)
         Newell Rubbermaid, Inc.. . . . . . .             400               9,120
                                                                      -----------
         LEISURE PRODUCTS (0.1%)
         Hasbro, Inc. . . . . . . . . . . . .             410               8,938
                                                                      -----------
         MEDIA (10.1%)
         Clear Channel Communications, Inc. .           5,200             212,264
         Comcast Corp., Special Class A*. . .           4,600             150,052
         COX Communications, Inc., Class A* .           1,430              48,720
         Gannett Co., Inc.. . . . . . . . . .           2,050             172,426
         Knight Ridder, Inc.. . . . . . . . .             310              22,729
         Liberty Media Corp., Class A*. . . .          17,850             180,107
         Reed Elsevier plc. . . . . . . . . .           6,000              46,632
         Time Warner, Inc.* . . . . . . . . .           5,290              80,884
         Tribune Co.. . . . . . . . . . . . .           1,280              62,784
         Viacom, Inc., Class B. . . . . . . .           4,660             185,794

                                                                      -----------
                                                                        1,162,392
                                                                      -----------
         RESTAURANTS (0.1%)
         McDonald's Corp. . . . . . . . . . .             400              10,004
                                                                      -----------
         TEXTILES & APPAREL (0.1%)
         Mohawk Industries, Inc.* . . . . . .             200              14,824
                                                                      -----------
          TOTAL CONSUMER DISCRETIONARY  . . .                           1,473,113
                                                                      -----------
         CONSUMER STAPLES (9.3%)
         BEVERAGES (2.2%)
         Anheuser-Busch Cos., Inc.. . . . . .           1,400              68,964
         Diageo plc . . . . . . . . . . . . .           2,380              27,988
         PepsiCo, Inc.. . . . . . . . . . . .           3,280             156,850

                                                                      -----------
                                                                          253,802
                                                                      -----------
         FOOD PRODUCTS (4.2%)
         Altria Group, Inc. . . . . . . . . .           5,610             260,865
         Archer-Daniels-Midland Co. . . . . .           4,030              57,831
         H.J. Heinz Co. . . . . . . . . . . .           1,160              40,983
         Hormel Foods Corp. . . . . . . . . .             200               4,938
         Kellogg Co.. . . . . . . . . . . . .           2,380              78,849
         Loews Corp.- Carolina Group. . . . .           1,400              35,070
         Tyson Foods, Inc., Class A . . . . .             520               7,420

                                                                      -----------
                                                                          485,956
                                                                      -----------
         FOOD RETAIL (0.2%)
         Kroger Co.*. . . . . . . . . . . . .             570               9,969
         Safeway, Inc.* . . . . . . . . . . .             320               6,752

                                                                      -----------
                                                                           16,721
                                                                      -----------
         HOUSEHOLD PRODUCTS (2.0%)
         Colgate-Palmolive Co.. . . . . . . .           1,000              53,190
         Kimberly-Clark Corp. . . . . . . . .           1,570              82,912

                                                     NUMBER OF           VALUE

                                                      SHARES            (NOTE 1)
-----------------------------------------------------------------------------------

                                                                     $
         Procter & Gamble Co. . . . . . . . .           1,000              98,290

                                                                      -----------
                                                                          234,392
                                                                      -----------
         PERSONAL PRODUCTS (0.7%)
         Avon Products, Inc.. . . . . . . . .           1,170              79,513
                                                                      -----------
          TOTAL CONSUMER STAPLES  . . . . . .                           1,070,384
                                                                      -----------
         ENERGY (12.8%)
         INTEGRATED OIL & GAS (10.4%)
         BP plc (ADR) . . . . . . . . . . . .           7,810             330,988
         ChevronTexaco Corp.. . . . . . . . .           1,310              97,333
         ConocoPhillips . . . . . . . . . . .           6,411             366,388
         Exxon Mobil Corp.. . . . . . . . . .           4,850             177,413
         National Fuel Gas Co.. . . . . . . .             840              18,774
         Occidental Petroleum Corp. . . . . .           4,700             165,722
         Total S.A. (ADR) . . . . . . . . . .             400              31,228

                                                                      -----------
                                                                        1,187,846
                                                                      -----------
         OIL & GAS DRILLING (0.3%)
         Noble Corp.* . . . . . . . . . . . .           1,000              34,330
                                                                      -----------
         OIL & GAS EQUIPMENT & SERVICES (0.5%)
         Baker Hughes, Inc. . . . . . . . . .             690              19,499
         Schlumberger Ltd.. . . . . . . . . .             850              39,925

                                                                      -----------
                                                                           59,424
                                                                      -----------
         OIL & GAS EXPLORATION & PRODUCTION (1.6%)
         Apache Corp. . . . . . . . . . . . .             300              20,916
         Devon Energy Corp. . . . . . . . . .             480              23,280
         Kerr-McGee Corp. . . . . . . . . . .           1,000              41,500
         Noble Energy, Inc. . . . . . . . . .           1,200              47,664
         Unocal Corp. . . . . . . . . . . . .           1,600              50,688

                                                                      -----------
                                                                          184,048
                                                                      -----------
          TOTAL ENERGY  . . . . . . . . . . .                           1,465,648
                                                                      -----------
         FINANCIALS (28.4%)
         BANKS (8.9%)
         Bank of America Corp.. . . . . . . .           5,000             378,650
         Bank One Corp. . . . . . . . . . . .           2,600             110,370
         FleetBoston Financial Corp.. . . . .           2,850             115,112
         Mellon Financial Corp. . . . . . . .           2,520              75,272
         PNC Financial Services Group, Inc. .             500              26,785
         SouthTrust Corp. . . . . . . . . . .             600              19,110
         SunTrust Banks, Inc. . . . . . . . .           1,360              91,215
         Wachovia Corp. . . . . . . . . . . .             570              26,146
         Washington Mutual, Inc.. . . . . . .             300              13,125
         Wells Fargo & Co.. . . . . . . . . .           2,900             163,328

                                                                      -----------
                                                                        1,019,113
                                                                      -----------
         DIVERSIFIED FINANCIALS (13.6%)
         American Express Co. . . . . . . . .             960              45,053
         Citigroup, Inc.. . . . . . . . . . .          10,320             489,168
         Fannie Mae . . . . . . . . . . . . .           3,075             220,447
         Goldman Sachs Group, Inc.. . . . . .           2,240             210,336
         J.P. Morgan Chase & Co.. . . . . . .           4,300             154,370
         MBNA Corp. . . . . . . . . . . . . .           2,450              60,637
         Merrill Lynch & Co., Inc.. . . . . .           2,530             149,776
         Morgan Stanley . . . . . . . . . . .           4,300             235,941

                                                                      -----------
                                                                        1,565,728
                                                                      -----------
         INSURANCE (5.9%)
         ACE Ltd. . . . . . . . . . . . . . .           1,700              61,200
         Allstate Corp. . . . . . . . . . . .           1,280              50,560
         American International Group, Inc. .           2,600             158,158
         Axis Capital Holdings Ltd. . . . . .             100               2,505
         Chubb Corp.. . . . . . . . . . . . .             590              39,418
         Hartford Financial Services Group,
          Inc.. . . . . . . . . . . . . . . .             640              35,136
         Metlife, Inc.. . . . . . . . . . . .           3,190             100,166
         PMI Group, Inc.. . . . . . . . . . .             400              15,292
         Travelers Property Casualty Corp.,
          Class A . . . . . . . . . . . . . .          13,687             223,098

                                                                      -----------
                                                                          685,533
                                                                      -----------
          TOTAL FINANCIALS  . . . . . . . . .                           3,270,374
                                                                      -----------

AXA PREMIER FUNDS TRUST
AXA PREMIER LARGE CAP VALUE FUND
PORTFOLIO OF INVESTMENTS (Continued)
October 31, 2003

                                                     NUMBER OF           VALUE

                                                      SHARES            (NOTE 1)
-----------------------------------------------------------------------------------

         HEALTH CARE (10.5%)
         HEALTH CARE EQUIPMENT & SERVICES (2.7%)
                                                                     $
         Alcon, Inc.. . . . . . . . . . . . .             300              16,533
         Anthem, Inc.*. . . . . . . . . . . .             400              27,372
         Caremark Rx, Inc.* . . . . . . . . .           1,650              41,332
         Guidant Corp.. . . . . . . . . . . .             160               8,162
         HCA, Inc.. . . . . . . . . . . . . .           1,800              68,850
         Health Management Associates, Inc.,
          Class A . . . . . . . . . . . . . .           1,500              33,225
         Tenet Healthcare Corp.*. . . . . . .           1,400              19,320
         WellPoint Health Networks, Inc.* . .           1,100              97,790

                                                                      -----------
                                                                          312,584
                                                                      -----------
         PHARMACEUTICALS (7.8%)
         Abbott Laboratories. . . . . . . . .           3,470             147,891
         Aventis S.A. (ADR) . . . . . . . . .           3,200             169,472
         Johnson & Johnson. . . . . . . . . .           2,620             131,865
         Novartis AG (Registered) . . . . . .           1,180              44,979
         Pfizer, Inc. . . . . . . . . . . . .           7,090             224,044
         Roche Holding AG . . . . . . . . . .             470              38,892
         Schering-Plough Corp.. . . . . . . .           3,480              53,140
         Wyeth. . . . . . . . . . . . . . . .           1,800              79,452

                                                                      -----------
                                                                          889,735
                                                                      -----------
          TOTAL HEALTH CARE . . . . . . . . .                           1,202,319
                                                                      -----------
         INDUSTRIALS (10.0%)
         AEROSPACE & DEFENSE (3.3%)
         Goodrich Corp. . . . . . . . . . . .             300               8,286
         Lockheed Martin Corp.. . . . . . . .           2,650             122,854
         Northrop Grumman Corp. . . . . . . .             650              58,110
         United Technologies Corp.. . . . . .           2,200             186,318

                                                                      -----------
                                                                          375,568
                                                                      -----------
         BUILDING PRODUCTS (0.3%)
         American Standard Cos., Inc.*. . . .             400              38,280
                                                                      -----------
         COMMERCIAL SERVICES & SUPPLIES (1.7%)
         Cendant Corp.* . . . . . . . . . . .           7,400             151,182
         First Data Corp. . . . . . . . . . .           1,100              39,270

                                                                      -----------
                                                                          190,452
                                                                      -----------
         ELECTRICAL EQUIPMENT (0.5%)
         Emerson Electric Co. . . . . . . . .             940              53,345
                                                                      -----------
         INDUSTRIAL CONGLOMERATES (2.2%)
         3M Co. . . . . . . . . . . . . . . .             100               7,887
         General Electric Co. . . . . . . . .           2,900              84,129
         Tyco International Ltd.. . . . . . .           7,800             162,864

                                                                      -----------
                                                                          254,880
                                                                      -----------
         MACHINERY (0.4%)
         Caterpillar, Inc.. . . . . . . . . .             140              10,259
         Deere & Co.. . . . . . . . . . . . .             650              39,403

                                                                      -----------
                                                                           49,662
                                                                      -----------
         RAILROADS (1.6%)
         Burlington Northern Santa Fe Corp. .           1,200              34,728
         Union Pacific Corp.. . . . . . . . .           2,400             150,240

                                                                      -----------
                                                                          184,968
                                                                      -----------
          TOTAL INDUSTRIALS . . . . . . . . .                           1,147,155
                                                                      -----------
         INFORMATION TECHNOLOGY (5.0%)
         COMPUTER HARDWARE (0.4%)
         Hewlett-Packard Co.. . . . . . . . .           1,000              22,310
         International Business Machines Corp.            310              27,739

                                                                      -----------
                                                                           50,049
                                                                      -----------
         ELECTRONIC EQUIPMENT & INSTRUMENTS (1.2%)

         Koninklijke (Royal) Philips                    5,150             138,226
          Electronics N.V. (ADR). . . . . . .                         -----------

                                                     NUMBER OF           VALUE

                                                      SHARES            (NOTE 1)
-----------------------------------------------------------------------------------

         IT CONSULTING & SERVICES (0.1%)

                                                                     $
         Affiliated Computer Services, Inc.,              300              14,679
          Class A*. . . . . . . . . . . . . .                         -----------

         SYSTEMS SOFTWARE (2.3%)
         Microsoft Corp.. . . . . . . . . . .          10,180             266,207
                                                                      -----------
         TELECOMMUNICATIONS EQUIPMENT (1.0%)
         Motorola, Inc. . . . . . . . . . . .           6,630              89,704
         Nortel Networks Corp.* . . . . . . .           4,100              18,245

                                                                      -----------
                                                                          107,949
                                                                      -----------
          TOTAL INFORMATION TECHNOLOGY  . . .                             577,110
                                                                      -----------
         MATERIALS (4.1%)
         CHEMICALS (1.8%)
         Air Products & Chemicals, Inc. . . .             960              43,594
         Dow Chemical Co. . . . . . . . . . .           1,160              43,720
         DuPont (E.I.) de Nemours & Co. . . .             200               8,080
         PPG Industries, Inc. . . . . . . . .           1,020              58,803
         Praxair, Inc.. . . . . . . . . . . .             145              10,089
         Syngenta AG. . . . . . . . . . . . .             720              38,579

                                                                      -----------
                                                                          202,865
                                                                      -----------
         CONTAINERS & PACKAGING (0.2%)
         Smurfit-Stone Container Corp.* . . .           1,260              19,530
                                                                      -----------
         METALS & MINING (1.7%)
         Alcoa, Inc.. . . . . . . . . . . . .             700              22,099
         BHP Billiton plc . . . . . . . . . .           1,900              14,920
         Rio Tinto plc. . . . . . . . . . . .           1,380              33,464
         Rio Tinto plc (ADR). . . . . . . . .           1,300             128,765

                                                                      -----------
                                                                          199,248
                                                                      -----------
         PAPER & FOREST PRODUCTS (0.4%)
         Bowater, Inc.. . . . . . . . . . . .             420              17,149
         International Paper Co.. . . . . . .             850              33,447

                                                                      -----------
                                                                           50,596
                                                                      -----------
          TOTAL MATERIALS . . . . . . . . . .                             472,239
                                                                      -----------
         TELECOMMUNICATION SERVICES (2.9%)
         DIVERSIFIED TELECOMMUNICATION SERVICES (2.9%)
         Alltel Corp. . . . . . . . . . . . .             400              18,908
         BellSouth Corp.. . . . . . . . . . .           2,420              63,670
         SBC Communications, Inc. . . . . . .           3,170              76,017
         Sprint Corp. (FON Group) . . . . . .           3,800              60,800
         Verizon Communications, Inc. . . . .           3,400             114,240

                                                                      -----------
          TOTAL TELECOMMUNICATION SERVICES  .                             333,635
                                                                      -----------
         UTILITIES (3.3%)
         ELECTRIC UTILITIES (2.9%)
         Cinergy Corp.. . . . . . . . . . . .             400              14,524
         Entergy Corp.. . . . . . . . . . . .           3,750             202,125
         FirstEnergy Corp.. . . . . . . . . .             290               9,973
         FPL Group, Inc.. . . . . . . . . . .             480              30,595
         NSTAR. . . . . . . . . . . . . . . .             620              28,954
         PPL Corp.. . . . . . . . . . . . . .             470              18,762
         TXU Corp.. . . . . . . . . . . . . .           1,330              30,351

                                                                      -----------
                                                                          335,284
                                                                      -----------
         GAS UTILITIES (0.2%)
         AGL Resources, Inc.. . . . . . . . .              10                 282
         KeySpan Corp.. . . . . . . . . . . .             430              15,037
         WGL Holdings, Inc. . . . . . . . . .             360               9,954

                                                                      -----------
                                                                           25,273
                                                                      -----------
         MULTI - UTILITIES (0.2%)
         Energy East Corp.. . . . . . . . . .           1,040              23,348
                                                                      -----------
          TOTAL UTILITIES . . . . . . . . . .                             383,905
                                                                      -----------
         TOTAL COMMON STOCKS (99.1%)
          (Cost $10,703,498). . . . . . . . .                          11,395,882
                                                                      -----------

AXA PREMIER FUNDS TRUST
AXA PREMIER LARGE CAP VALUE FUND
PORTFOLIO OF INVESTMENTS (Concluded)
October 31, 2003

                                                     NUMBER OF           VALUE

                                                      SHARES            (NOTE 1)
-----------------------------------------------------------------------------------

         CONVERTIBLE PREFERRED STOCKS:
         INDUSTRIALS (0.0%)
         AEROSPACE & DEFENSE (0.0%)

                                                                     $
         Northrop Grumman Corp.,                           30               3,027
          7.25% (Cost $3,802) . . . . . . . .                         -----------

                                                                         VALUE
                                                     PRINCIPAL
                                                                        (NOTE 1)
                                                      AMOUNT
-----------------------------------------------------------------------------------

         SHORT-TERM DEBT SECURITIES:
         TIME DEPOSIT (1.4%)
          JPMorgan Chase Nassau
           0.52%, 11/3/03
          (Amortized Cost $156,635) . . . . .        $156,635         $   156,635
                                                                      -----------
         TOTAL INVESTMENTS (100.5%)
          (Cost/Amortized Cost $10,863,935) .                          11,555,544
         OTHER ASSETS LESS LIABILITIES (-0.5%)                            (55,801)
                                                                      -----------
         NET ASSETS (100%)  . . . . . . . . .                         $11,499,743
                                                                      ===========


---------
* Non-income producing.

  Glossary:
      ADR     --American Depositary Receipt



--------------------------------------------------------------------------------
Investment security transactions for the year ended October 31, 2003 were as follows:


COST OF PURCHASES:
Stocks and long-term
 corporate debt
 securities. . . . . . .                  $15,105,578
NET PROCEEDS OF SALES AND
 REDEMPTIONS:
Stocks and long-term
 corporate debt
 securities. . . . . . .                   14,553,831

As of October 31, 2003, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:


Aggregate gross
 unrealized appreciation                  $   807,971
Aggregate gross
 unrealized depreciation                     (235,658)
                                          -----------
Net unrealized
 appreciation. . . . . .                  $   572,313
                                          ===========
Federal income tax cost
 of investments. . . . .                  $10,983,231
                                          ===========


For the year ended October 31, 2003, the Fund incurred approximately $853 as brokerage commissions with Bernstein (Sanford C.) & Co., an affiliated broker/dealer.

The Fund has a net capital loss carryforward of $963,070, of which $796,729 expires in the year 2010 and $166,341 expires in 2011.

                       See Notes to Financial Statements.

AXA PREMIER FUNDS TRUST
AXA PREMIER SMALL/MID CAP GROWTH FUND
PORTFOLIO OF INVESTMENTS
October 31, 2003

                                                     NUMBER OF           VALUE

                                                      SHARES            (NOTE 1)
-----------------------------------------------------------------------------------

         COMMON STOCKS:
         CONSUMER DISCRETIONARY (15.7%)
         APPAREL RETAIL (1.1%)
                                                                     $
         AnnTaylor Stores Corp.*. . . . . . .             900              32,220
         Casual Male Retail Group, Inc.*. . .             900               8,010
         Coach, Inc.* . . . . . . . . . . . .             500              17,735
         Ross Stores, Inc.. . . . . . . . . .           1,400              70,014

                                                                      -----------
                                                                          127,979
                                                                      -----------
         AUTO COMPONENTS (0.2%)

         Superior Industries International,               700              29,750
          Inc.. . . . . . . . . . . . . . . .                         -----------

         CASINOS & GAMING (1.0%)
         Argosy Gaming Co.* . . . . . . . . .           1,700              40,460
         Penn National Gaming, Inc.*. . . . .             500              11,845
         Station Casinos, Inc.. . . . . . . .           2,300              68,425

                                                                      -----------
                                                                          120,730
                                                                      -----------
         CATALOG RETAIL (0.9%)
         J. Jill Group, Inc.* . . . . . . . .           1,500              18,255
         MSC Industrial Direct Co., Class A .           2,500              59,125
         Valuevision Media, Inc., Class A*. .           2,100              34,125

                                                                      -----------
                                                                          111,505
                                                                      -----------
         COMPUTER & ELECTRONICS RETAIL (1.6%)
         CDW Corp.. . . . . . . . . . . . . .           1,100              66,055
         Digital Theater Systems, Inc.* . . .             400              12,800
         Harman International Industries, Inc.            875             112,175

                                                                      -----------
                                                                          191,030
                                                                      -----------
         GENERAL MERCHANDISE STORES (1.6%)
         Dollar Tree Stores, Inc.*. . . . . .           2,550              97,359
         Family Dollar Stores, Inc. . . . . .           1,375              59,964
         Fred's, Inc. . . . . . . . . . . . .             950              35,796

                                                                      -----------
                                                                          193,119
                                                                      -----------
         HOTELS (1.5%)
         Extended Stay America, Inc.* . . . .           2,400              35,280
         Four Seasons Hotels, Inc.. . . . . .           1,100              60,643
         Rare Hospitality International, Inc.*          1,100              27,280
         Royal Caribbean Cruises Ltd. . . . .           1,775              52,735

                                                                      -----------
                                                                          175,938
                                                                      -----------
         HOUSEHOLD DURABLES (0.2%)
         Cost Plus, Inc.* . . . . . . . . . .             400              18,348
                                                                      -----------
         INTERNET RETAIL (0.2%)
         Regis Corp.. . . . . . . . . . . . .             600              22,812
                                                                      -----------
         LEISURE FACILITIES (0.3%)
         International Game Technology. . . .           1,000              32,750
                                                                      -----------
         LEISURE PRODUCTS (0.1%)
         K2, Inc.*. . . . . . . . . . . . . .             600               9,954
                                                                      -----------
         MEDIA (2.5%)
         Acme Communications, Inc.* . . . . .           1,400              11,662
         Entercom Communications Corp.* . . .           1,100              50,391
         Entravision Communications Corp.*. .           2,700              25,839
         Lamar Advertising Co.* . . . . . . .           1,550              46,965
         Macrovision Corp.* . . . . . . . . .           2,000              43,940
         Radio One, Inc., Class D*. . . . . .           2,400              38,160
         Univision Communications, Inc.,
          Class A*. . . . . . . . . . . . . .           1,225              41,589
         XM Satellite Radio Holdings, Inc.,
          Class A*. . . . . . . . . . . . . .           2,200              44,572

                                                                      -----------
                                                                          303,118
                                                                      -----------
         PHOTOGRAPHIC PRODUCTS (0.5%)
         Scansource, Inc.*. . . . . . . . . .           1,500              64,500
                                                                      -----------
         RESTAURANTS (0.0%)
         Chicago Pizza & Brewery, Inc.* . . .             300               3,855
                                                                      -----------
         SPECIALTY STORES (3.7%)
         Bed Bath & Beyond, Inc.* . . . . . .           1,075              45,408
                                                     NUMBER OF           VALUE

                                                      SHARES            (NOTE 1)
-----------------------------------------------------------------------------------

                                                                     $
         Charming Shoppes, Inc.*. . . . . . .           2,600              17,030
         Dick's Sporting Goods, Inc.* . . . .           1,000              45,980
         Guitar Center, Inc.* . . . . . . . .             600              19,530
         Michaels Stores, Inc.. . . . . . . .           1,925              91,380
         Rent-A-Center, Inc.* . . . . . . . .           1,613              50,422
         Tractor Supply Co.*. . . . . . . . .             200               8,382
         Tuesday Morning Corp.* . . . . . . .           1,400              44,646
         Williams-Sonoma, Inc.* . . . . . . .           3,350             118,355

                                                                      -----------
                                                                          441,133
                                                                      -----------
         TEXTILES & APPAREL (0.3%)
         Urban Outfitters, Inc.*. . . . . . .           1,000              33,360
                                                                      -----------
          TOTAL CONSUMER DISCRETIONARY  . . .                           1,879,881
                                                                      -----------
         CONSUMER STAPLES (0.3%)
         FOOD RETAIL (0.3%)
         Panera Bread Co., Class A* . . . . .             925              37,213
                                                                      -----------
         ENERGY (5.7%)
         OIL & GAS DRILLING (1.6%)
         Ensco International, Inc.. . . . . .           2,000              52,700
         Patterson-UTI Energy, Inc.*. . . . .           3,575             102,209
         Rowan Cos., Inc.*. . . . . . . . . .           1,700              40,715

                                                                      -----------
                                                                          195,624
                                                                      -----------
         OIL & GAS EQUIPMENT & SERVICES (1.7%)
         BJ Services Co.* . . . . . . . . . .           1,275              41,833
         Cal Dive International, Inc.*. . . .           1,600              33,168
         Cooper Cameron Corp.*. . . . . . . .           1,300              55,666
         FMC Technologies, Inc.*. . . . . . .           1,200              24,096
         Spinnaker Exploration Co.* . . . . .             800              20,472
         Superior Energy Services, Inc.*. . .           1,800              16,092
         Swift Energy Co.*. . . . . . . . . .           1,000              13,900

                                                                      -----------
                                                                          205,227
                                                                      -----------
         OIL & GAS EXPLORATION & PRODUCTION (2.0%)
         Chesapeake Energy Corp.. . . . . . .           1,700              20,281
         Grant Prideco, Inc.* . . . . . . . .           3,900              44,226
         Newfield Exploration Co.*. . . . . .           1,300              51,649
         Noble Energy, Inc. . . . . . . . . .             800              31,776
         Tom Brown, Inc.* . . . . . . . . . .           1,200              32,424
         XTO Energy, Inc. . . . . . . . . . .           2,166              51,269

                                                                      -----------
                                                                          231,625
                                                                      -----------
         OIL & GAS REFINING & MARKETING (0.4%)
         Premcor, Inc.* . . . . . . . . . . .           1,900              44,840
                                                                      -----------
          TOTAL ENERGY  . . . . . . . . . . .                             677,316
                                                                      -----------
         FINANCIALS (5.8%)
         BANKS (1.7%)
         CVB Financial Corp.. . . . . . . . .             135               2,694
         First State Bancorp. . . . . . . . .             400              12,564
         Greater Bay Bancorp. . . . . . . . .           1,100              29,656
         Investors Financial Services Corp. .             900              31,797
         New York Community Bancorp, Inc. . .           1,266              45,829
         Southwest Bancorporation
          of Texas, Inc.. . . . . . . . . . .           1,600              57,456
         Umpqua Holdings Corp.. . . . . . . .           1,400              28,630

                                                                      -----------
                                                                          208,626
                                                                      -----------
         DIVERSIFIED FINANCIALS (3.7%)
         A.G. Edwards, Inc. . . . . . . . . .           1,000              40,500
         Affiliated Managers Group, Inc.* . .             800              58,000
         Bear Stearns Cos., Inc.. . . . . . .             675              51,469
         BlackRock, Inc.. . . . . . . . . . .             800              41,080
         CapitalSource, Inc.* . . . . . . . .           3,000              65,250
         CIT Group, Inc.. . . . . . . . . . .           2,625              88,252
         Friedman, Billings, Ramsey
          Group, Inc., Class A (REIT) . . . .           4,350              86,652
         Waddell & Reed Financial, Inc.,
          Class A . . . . . . . . . . . . . .             400               8,872

                                                                      -----------
                                                                          440,075
                                                                      -----------

AXA PREMIER FUNDS TRUST
AXA PREMIER SMALL/MID CAP GROWTH FUND
PORTFOLIO OF INVESTMENTS (Continued)
October 31, 2003

               NUMBER OF           VALUE

                                                      SHARES            (NOTE 1)
-----------------------------------------------------------------------------------

         INSURANCE (0.2%)
                                                                     $
         IPC Holdings Ltd.. . . . . . . . . .             600              22,470
                                                                      -----------
         REAL ESTATE (0.2%)
         Jones Lang LaSalle, Inc.*. . . . . .           1,400              26,670
                                                                      -----------
          TOTAL FINANCIALS  . . . . . . . . .                             697,841
                                                                      -----------
         HEALTH CARE (15.2%)
         BIOTECHNOLOGY (3.8%)
         AtheroGenics, Inc.*. . . . . . . . .           1,100              18,139
         Celgene Corp.* . . . . . . . . . . .           1,100              45,859
         Geron Corp.* . . . . . . . . . . . .             700               8,890
         Human Genome Sciences, Inc.* . . . .           2,200              30,602
         ICOS Corp.*. . . . . . . . . . . . .           1,750              81,760
         Integra LifeSciences Holdings Corp.*           1,100              37,114
         InterMune, Inc.* . . . . . . . . . .           1,000              20,000
         Martek Biosciences Corp.*. . . . . .           1,200              58,092
         Medicines Co.* . . . . . . . . . . .             500              13,325
         MedImmune, Inc.* . . . . . . . . . .           1,225              32,658
         Merit Medical Systems, Inc.* . . . .             600              15,714
         Neurocrine Biosciences, Inc.*. . . .             500              23,415
         Protein Design Labs, Inc.* . . . . .           2,600              35,048
         Telik, Inc.* . . . . . . . . . . . .           1,500              30,480

                                                                      -----------
                                                                          451,096
                                                                      -----------
         HEALTH CARE EQUIPMENT & SERVICES (7.0%)
         American Medical
          Systems Holdings, Inc.* . . . . . .           1,500              30,000
         AMERIGROUP Corp.*. . . . . . . . . .           1,000              41,820
         Caremark Rx, Inc.* . . . . . . . . .           1,950              48,848
         Centene Corp.* . . . . . . . . . . .             400              12,244
         Conceptus, Inc.* . . . . . . . . . .           1,200              14,700
         CTI Molecular Imaging, Inc.* . . . .             700              11,158
         Gen-Probe, Inc.* . . . . . . . . . .           1,300              34,801
         Guidant Corp.. . . . . . . . . . . .             475              24,230
         Henry Schein, Inc.*. . . . . . . . .             600              37,230
         Omnicare, Inc. . . . . . . . . . . .           4,025             154,318
         OraSure Technologies, Inc.*. . . . .           3,300              27,753
         Parexel International Corp.* . . . .             900              15,048
         RehabCare Group, Inc.* . . . . . . .             500               7,810
         Respironics, Inc.* . . . . . . . . .             900              37,521
         Sierra Health Services, Inc.*. . . .           1,000              23,290
         St. Jude Medical, Inc.*. . . . . . .             500              29,080
         Stericycle, Inc.*. . . . . . . . . .           2,575             118,913
         Steris Corp.*. . . . . . . . . . . .           1,000              20,820
         Varian Medical Systems, Inc.*. . . .             400              25,576
         Visx, Inc.*. . . . . . . . . . . . .           2,200              53,372
         Wilson Greatbatch Technologies, Inc.*            800              30,160
         Zimmer Holdings, Inc.* . . . . . . .             650              41,477

                                                                      -----------
                                                                          840,169
                                                                      -----------
         PHARMACEUTICALS (4.4%)
         Abgenix, Inc.* . . . . . . . . . . .           1,800              22,050
         Alpharma, Inc., Class A. . . . . . .           1,500              27,300
         Andrx Corp.* . . . . . . . . . . . .           1,900              37,810
         Angiotech Pharmaceuticals, Inc.* . .           2,450             112,039
         Axcan Pharma, Inc.*. . . . . . . . .           1,000              13,140
         Barr Laboratories, Inc.* . . . . . .           1,337             102,641
         Connetics Corp.* . . . . . . . . . .             400               7,164
         Cubist Pharmaceuticals, Inc.*. . . .             300               3,486
         Inamed Corp.*. . . . . . . . . . . .             425              36,707
         Medicis Pharmaceutical Corp., Class A            400              25,340
         NPS Pharmaceuticals, Inc.* . . . . .           1,200              31,596
         Pharmaceutical Resources, Inc.*. . .             700              50,596
         Taro Pharmaceuticals Industries Ltd.*            700              44,975
         Trimeris, Inc.*. . . . . . . . . . .             500              12,800

                                                                      -----------
                                                                          527,644
                                                                      -----------
          TOTAL HEALTH CARE . . . . . . . . .                           1,818,909
                                                                      -----------

                                                     NUMBER OF           VALUE

                                                      SHARES            (NOTE 1)
-----------------------------------------------------------------------------------

         INDUSTRIALS (17.8%)
         AEROSPACE & DEFENSE (1.1%)
                                                                     $
         Alliant Techsystems, Inc.* . . . . .             900              46,584
         L-3 Communications Holdings, Inc.* .           1,100              51,414
         United Defense Industries, Inc.* . .           1,100              35,640

                                                                      -----------
                                                                          133,638
                                                                      -----------
         AIR FREIGHT & COURIERS (0.3%)
         C.H. Robinson Worldwide, Inc.. . . .             900              35,262
                                                                      -----------
         AIRLINES (0.3%)
         JetBlue Airways Corp.* . . . . . . .             562              32,416
                                                                      -----------
         COMMERCIAL SERVICES & SUPPLIES (7.4%)
         Career Education Corp.*. . . . . . .             900              48,195
         CDI Corp.. . . . . . . . . . . . . .           1,100              36,025
         Corinthian Colleges, Inc.* . . . . .           1,200              74,304
         Education Management Corp.*. . . . .           1,000              63,180
         Expeditors International of
          Washington, Inc.. . . . . . . . . .           1,400              52,556
         Financial Federal Corp.* . . . . . .           1,000              33,550
         Global Payments, Inc.. . . . . . . .           1,100              45,815
         Iron Mountain, Inc.* . . . . . . . .           2,225              85,084
         ITT Educational Services, Inc.*. . .           1,400              69,720
         Kroll, Inc.* . . . . . . . . . . . .             600              13,956
         Manpower, Inc. . . . . . . . . . . .           2,950             136,880
         Maximus, Inc.* . . . . . . . . . . .             900              31,419
         NCO Group, Inc.* . . . . . . . . . .           1,000              23,800
         Pegasus Solutions, Inc.* . . . . . .           2,100              22,932
         PRG-Schultz International, Inc.* . .           3,700              17,575
         Resources Connection, Inc.*. . . . .           1,000              24,730
         Strayer Education, Inc.. . . . . . .             600              58,758
         Werner Enterprises, Inc. . . . . . .           2,725              49,159

                                                                      -----------
                                                                          887,638
                                                                      -----------
         CONSTRUCTION & ENGINEERING (0.7%)
         Crane Co.. . . . . . . . . . . . . .           1,000              28,100
         Dycom Industries, Inc.*. . . . . . .           2,700              58,347

                                                                      -----------
                                                                           86,447
                                                                      -----------
         ELECTRICAL EQUIPMENT (3.3%)
         Advanced Energy Industries, Inc.*. .           1,900              43,377
         Ametek, Inc. . . . . . . . . . . . .             500              23,525
         C&D Technology, Inc. . . . . . . . .           1,300              25,909
         Flir Systems, Inc.*. . . . . . . . .           1,200              37,512
         Varian Semiconductor
          Equipment Associates, Inc.* . . . .           4,200             203,070
         Varian, Inc.*. . . . . . . . . . . .           1,700              60,877

                                                                      -----------
                                                                          394,270
                                                                      -----------
         MACHINERY (2.3%)
         Flowserve Corp.* . . . . . . . . . .           2,000              40,920
         Idex Corp. . . . . . . . . . . . . .           1,600              59,488
         Navistar International Corp.*. . . .           3,300             133,419
         Oshkosh Truck Corp.. . . . . . . . .             800              36,664

                                                                      -----------
                                                                          270,491
                                                                      -----------
         TRADING COMPANIES & DISTRIBUTORS (0.3%)
         Fastenal Co. . . . . . . . . . . . .             800              35,576
                                                                      -----------
         TRUCKING (2.1%)
         Forward Air Corp.* . . . . . . . . .           2,400              69,792
         Hunt (J.B.) Transport Services, Inc.*          3,050              77,409
         Knight Transportation, Inc.* . . . .           1,100              27,687
         Landstar System, Inc.* . . . . . . .             900              65,736
         Overnite Corp.*. . . . . . . . . . .             700              15,512

                                                                      -----------
                                                                          256,136
                                                                      -----------
          TOTAL INDUSTRIALS . . . . . . . . .                           2,131,874
                                                                      -----------
         INFORMATION TECHNOLOGY (32.4%)
         APPLICATION SOFTWARE (5.8%)
         Aspen Technologies, Inc.*. . . . . .           5,300              42,400
         Borland Software Corp.*. . . . . . .           2,000              17,760

AXA PREMIER FUNDS TRUST
AXA PREMIER SMALL/MID CAP GROWTH FUND
PORTFOLIO OF INVESTMENTS (Continued)
October 31, 2003

                                                    NUMBER OF           VALUE

                                                      SHARES            (NOTE 1)
-----------------------------------------------------------------------------------

                                                                     $
         Business Objects S.A. (ADR)* . . . .             600              19,716
         Hyperion Solutions Corp.*. . . . . .           1,800              60,282
         Informatica Corp.* . . . . . . . . .           6,900              75,210
         InterVoice, Inc.*. . . . . . . . . .             400               4,164
         Macromedia, Inc.*. . . . . . . . . .           1,800              34,398
         Mercury Interactive Corp.* . . . . .           2,900             134,676
         National Instruments Corp. . . . . .           5,250             223,545
         NetIQ Corp.* . . . . . . . . . . . .           2,100              25,494
         Quest Software, Inc.*. . . . . . . .             900              13,410
         Symantec Corp.*. . . . . . . . . . .             450              29,992
         Verity, Inc.*. . . . . . . . . . . .           1,100              15,455

                                                                      -----------
                                                                          696,502
                                                                      -----------
         COMPUTER HARDWARE (0.2%)
         Drexler Technology Corp.*. . . . . .             500               7,520
         Overland Storage, Inc.*. . . . . . .             600              11,820

                                                                      -----------
                                                                           19,340
                                                                      -----------
         COMPUTER STORAGE & PERIPHERALS (2.3%)
         Logitech International S.A. (ADR)* .             500              19,910
         Maxtor Corp.*. . . . . . . . . . . .           5,775              78,944
         Network Appliance, Inc.* . . . . . .           3,825              94,401
         SanDisk Corp.* . . . . . . . . . . .           1,025              82,615

                                                                      -----------
                                                                          275,870
                                                                      -----------
         ELECTRONIC EQUIPMENT & INSTRUMENTS (7.0%)
         Amphenol Corp., Class A* . . . . . .           1,200              70,500
         Avocent Corp.* . . . . . . . . . . .           1,700              64,260
         Coherent, Inc.*. . . . . . . . . . .             800              18,400
         Electro Scientific Industries, Inc.*           2,600              63,856
         Gentex Corp. . . . . . . . . . . . .             800              31,240
         Intersil Corp., Class A* . . . . . .           3,820              98,518
         Jabil Circuit, Inc.* . . . . . . . .           3,325              92,601
         KEMET Corp.* . . . . . . . . . . . .           1,500              19,875
         MEMC Electronic Materials, Inc.* . .           3,900              43,680
         Merix Corp.* . . . . . . . . . . . .           2,000              35,580
         Mettler-Toledo International, Inc.*.             700              26,838
         Microtune, Inc.* . . . . . . . . . .           1,800               3,942
         Park Electrochemical Corp. . . . . .             700              17,150
         Pentair, Inc.. . . . . . . . . . . .             700              28,700
         Semtech Corp.* . . . . . . . . . . .           4,300              95,460
         Tektronix, Inc.* . . . . . . . . . .           4,300             110,381
         Trimble Navigation Ltd.* . . . . . .             600              16,590

                                                                      -----------
                                                                          837,571
                                                                      -----------
         INTERNET SOFTWARE & SERVICES (2.2%)
         aQuantive, Inc.. . . . . . . . . . .           1,100              11,550
         Cognizant Technology
          Solutions Corp.*. . . . . . . . . .           1,950              88,510
         Entrust Technologies, Inc.*. . . . .           5,100              24,021
         F5 Networks, Inc.* . . . . . . . . .             800              20,008
         Getty Images, Inc.*. . . . . . . . .           1,400              62,580
         SINA Corp.*. . . . . . . . . . . . .           1,200              46,356
         Tumbleweed Communications Corp.* . .           2,100              13,314

                                                                      -----------
                                                                          266,339
                                                                      -----------
         IT CONSULTING & SERVICES (0.6%)
         BearingPoint, Inc.*. . . . . . . . .           2,300              21,620
         Lawson Software, Inc.* . . . . . . .           3,500              29,190
         webMethods, Inc.*. . . . . . . . . .           1,600              13,888

                                                                      -----------
                                                                           64,698
                                                                      -----------
         NETWORKING EQUIPMENT (0.6%)
         Adaptec, Inc.* . . . . . . . . . . .           4,200              35,742
         Jeffries Group, Inc. . . . . . . . .             800              24,800
         NetScreen Technologies, Inc.*. . . .             500              13,310

                                                                      -----------
                                                                           73,852
                                                                      -----------
         OFFICE ELECTRONICS (0.2%)
         Filenet Corp.* . . . . . . . . . . .             900              24,048
                                                                      -----------
         SEMICONDUCTOR EQUIPMENT (5.8%)
         ASE Test Ltd.* . . . . . . . . . . .             900              11,223
         ATMI, Inc.*. . . . . . . . . . . . .             700              16,093
                                                     NUMBER OF           VALUE

                                                      SHARES            (NOTE 1)
-----------------------------------------------------------------------------------

                                                                     $
         Cymer, Inc.* . . . . . . . . . . . .           1,100              50,226
         Emulex Corp.*. . . . . . . . . . . .           2,300              65,136
         Exar Corp.*. . . . . . . . . . . . .           4,300              69,187
         Integrated Circuit Systems, Inc.*. .           4,200             140,994
         Integrated Device Technology, Inc.*.           2,800              43,960
         Lam Research Corp.*. . . . . . . . .           5,800             166,692
         Lattice Semiconductor Corp.* . . . .           2,000              15,600
         LTX Corp.* . . . . . . . . . . . . .           2,200              31,438
         Micrel, Inc.*. . . . . . . . . . . .           3,200              52,800
         Xicor, Inc.* . . . . . . . . . . . .           2,900              32,828

                                                                      -----------
                                                                          696,177
                                                                      -----------
         SEMICONDUCTORS (3.8%)
         Actel Corp.* . . . . . . . . . . . .             700              18,886
         AMIS Holdings, Inc.* . . . . . . . .           1,800              36,270
         Amkor Technology, Inc.*. . . . . . .           4,500              84,825
         ARM Holdings plc (ADR)*. . . . . . .           3,800              22,002
         Atmel Corp.* . . . . . . . . . . . .           4,300              24,252
         Fairchild Semiconductor
          International, Inc., Class A* . . .           1,800              40,680
         Integrated Silicon Solutions, Inc.*.           2,600              36,712
         International Rectifier Corp.* . . .           1,500              71,595
         Maxim Integrated Products, Inc.. . .             825              41,011
         Pericom Semiconductor Corp.* . . . .           1,400              15,946
         QLogic Corp.*. . . . . . . . . . . .           1,040              58,292

                                                                      -----------
                                                                          450,471
                                                                      -----------
         SYSTEMS SOFTWARE (2.1%)
         Adobe Systems, Inc.. . . . . . . . .           1,150              50,416
         Ascential Software Corp.*. . . . . .           1,100              24,409
         Catapult Communications Corp.* . . .             900              12,267
         Cognos, Inc.*. . . . . . . . . . . .           3,725             128,401
         Jack Henry & Associates, Inc.. . . .           1,300              25,974
         Seachange International, Inc.* . . .             600               9,240

                                                                      -----------
                                                                          250,707
                                                                      -----------
         TELECOMMUNICATIONS EQUIPMENT (1.8%)
         Advanced Fibre
          Communications, Inc.* . . . . . . .           4,400             105,908
         Amdocs Ltd.* . . . . . . . . . . . .           1,450              31,117
         Anaren Microwave, Inc.*. . . . . . .             300               4,245
         UTStarcom, Inc.* . . . . . . . . . .           2,275              71,663

                                                                      -----------
                                                                          212,933
                                                                      -----------
          TOTAL INFORMATION TECHNOLOGY  . . .                           3,868,508
                                                                      -----------
         MATERIALS (2.8%)
         CHEMICALS (1.9%)
         Cabot Corp.. . . . . . . . . . . . .           1,300              36,270
         Cuno, Inc.*. . . . . . . . . . . . .             400              15,960
         FMC Corp.* . . . . . . . . . . . . .             700              19,607
         Georgia Gulf Corp. . . . . . . . . .           2,100              56,490
         Minerals Technologies, Inc.. . . . .           1,200              65,760
         NOVA Chemicals Corp. . . . . . . . .             900              19,260
         Olin Corp. . . . . . . . . . . . . .             800              13,928

                                                                      -----------
                                                                          227,275
                                                                      -----------
         CONSTRUCTION MATERIALS (0.2%)
         Roper Industries, Inc. . . . . . . .             400              19,768
                                                                      -----------
         CONTAINERS & PACKAGING (0.5%)
         Pactiv Corp.*. . . . . . . . . . . .           2,900              63,945
                                                                      -----------
         METALS & MINING (0.2%)
         Reliance Steel & Aluminum Co.. . . .             800              22,960
                                                                      -----------
          TOTAL MATERIALS . . . . . . . . . .                             333,948
                                                                      -----------
         TELECOMMUNICATION SERVICES (1.6%)
         DIVERSIFIED TELECOMMUNICATION SERVICES (0.8%)
         Citadel Broadcasting Corp.*. . . . .           2,600              51,220
         West Corp.*. . . . . . . . . . . . .           1,700              41,191

                                                                      -----------
                                                                           92,411
                                                                      -----------

AXA PREMIER FUNDS TRUST
AXA PREMIER SMALL/MID CAP GROWTH FUND
PORTFOLIO OF INVESTMENTS (Concluded)
October 31, 2003

                                                     NUMBER OF              VALUE
                                                                          (NOTE 1)
                                                      SHARES
-----------------------------------------------------------------------------------

         WIRELESS TELECOMMUNICATION SERVICES (0.8%)
                                                                     $
         Nextel Partners, Inc., Class A*. . .           5,125              61,603
         NII Holdings, Inc.*. . . . . . . . .             400              30,836

                                                                      -----------
                                                                           92,439
                                                                      -----------
          TOTAL TELECOMMUNICATION SERVICES  .                             184,850
                                                                      -----------
         TOTAL COMMON STOCKS (97.3%)
          (Cost $9,527,650) . . . . . . . . .                          11,630,340
                                                                      -----------

                                                     PRINCIPAL           VALUE

                                                      AMOUNT            (NOTE 1)
-----------------------------------------------------------------------------------

         SHORT-TERM DEBT SECURITIES:
         TIME DEPOSIT (3.0%)
         JPMorgan Chase Nassau

                                                     $               $
          0.52%, 11/3/03. . . . . . . . . . .         353,618             353,618
                                                                      -----------
         U.S. GOVERNMENT AGENCIES (1.8%)
         Federal Home Loan Bank
          (Discount Note), 11/3/03. . . . . .         221,000             220,983
                                                                      -----------
         TOTAL SHORT-TERM  DEBT SECURITIES (4.8%)
          (Amortized Cost $574,601) . . . . .                             574,601
                                                                      -----------
         TOTAL INVESTMENTS (102.1%)

          (Cost/Amortized Cost $10,102,251) .                          12,204,941

         OTHER ASSETS LESS                                               (248,788)
          LIABILITIES  (-2.1%)  . . . . . . .                         -----------

         NET ASSETS (100%)  . . . . . . . . .                         $11,956,153
                                                                      ===========

---------

* Non-income producing.
  Glossary:
  ADR-- American Depositary Receipt
  REIT-- Real Estate Investment Trust




--------------------------------------------------------------------------------
Investment security transactions for the year ended October 31, 2003 were as follows:

COST OF PURCHASES:
Stocks and long-term
 corporate debt securities                $16,966,800
NET PROCEEDS OF SALES AND
 REDEMPTIONS:
Stocks and long-term
 corporate debt securities                 16,256,083

As of October 31, 2003, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized
 appreciation . . . . . .                 $ 2,142,794
Aggregate gross unrealized
 depreciation . . . . . .                    (138,766)
                                          -----------
Net unrealized
 appreciation . . . . . .                 $ 2,004,028
                                          ===========
Federal income tax cost of
 investments. . . . . . .                 $10,200,913
                                          ===========


For the year ended October 31, 2003, the Fund incurred approximately $23 as brokerage commissions with Bernstein (Sanford C.) & Co., an affiliated broker/dealer.

The Fund has a net capital loss carryforward of $2,916,492 which expires in the year 2010.

The Fund utilized net capital loss carryforward of $251,021 during 2003.

                       See Notes to Financial Statements.

AXA PREMIER FUNDS TRUST
AXA PREMIER SMALL/MID CAP VALUE FUND
PORTFOLIO OF INVESTMENTS
October 31, 2003

                                                    NUMBER OF            VALUE

                                                      SHARES            (NOTE 1)
-----------------------------------------------------------------------------------

         COMMON STOCKS:
         CONSUMER DISCRETIONARY (16.9%)
         APPAREL RETAIL (1.5%)
                                                                     $
         American Eagle Outfitters, Inc.*. .             5,850             93,542
         Burlington Coat
          Factory Warehouse Corp.. . . . . .               600             12,870
         Claire's Stores, Inc. . . . . . . .               900             34,830
         Hampshire Group Ltd.* . . . . . . .               200              7,008
         Ross Stores, Inc. . . . . . . . . .             1,100             55,011
         Tommy Hilfiger Corp.* . . . . . . .             1,900             27,911

                                                                      -----------
                                                                          231,172
                                                                      -----------
         AUTO COMPONENTS (0.8%)
         China Yuchai International Ltd. . .               100              2,990
         Michelin, Class B (Registered). . .             1,700             66,698
         R&B, Inc.*. . . . . . . . . . . . .               100              1,383
         Snap-On, Inc. . . . . . . . . . . .             1,600             46,944

                                                                      -----------
                                                                          118,015
                                                                      -----------
         CASINOS & GAMING (0.3%)
         Penn National Gaming, Inc.* . . . .             1,700             40,273
                                                                      -----------
         CATALOG RETAIL (0.0%)
         Insight Enterprises, Inc.*. . . . .               200              3,364
                                                                      -----------
         COMPUTER & ELECTRONICS RETAIL (0.0%)
         PC Mall, Inc.*. . . . . . . . . . .               300              2,532
                                                                      -----------
         DEPARTMENT STORES (1.0%)
         Bon-Ton Stores, Inc. (The). . . . .               200              2,596
         J.C. Penney Co., Inc. . . . . . . .             6,000            141,900

                                                                      -----------
                                                                          144,496
                                                                      -----------
         DISTRIBUTORS (0.3%)
         Aviall, Inc.* . . . . . . . . . . .               600              9,150
         Hughes Supply, Inc. . . . . . . . .               900             34,785

                                                                      -----------
                                                                           43,935
                                                                      -----------
         GENERAL MERCHANDISE STORES (0.2%)
         Big Lots, Inc.* . . . . . . . . . .             1,900             28,519
                                                                      -----------
         HOTELS (0.9%)
         Carnival Corp.. . . . . . . . . . .             1,750             61,093
         Starwood Hotels & Resorts Worldwide,
          Inc. . . . . . . . . . . . . . . .             2,000             67,460
         Westcoast Hospitality Corp.*. . . .               200                962

                                                                      -----------
                                                                          129,515
                                                                      -----------
         HOUSEHOLD DURABLES (1.8%)
         Chromcraft Revington, Inc.* . . . .               300              3,675
         D.R. Horton, Inc. . . . . . . . . .               200              7,960
         Flexsteel Industries, Inc.. . . . .               300              5,916
         KB Home . . . . . . . . . . . . . .               500             34,245
         Kimball International, Inc., Class B            1,100             17,050
         Leggett & Platt, Inc. . . . . . . .             3,350             69,981
         Lifetime Hoan Corp. . . . . . . . .               400              5,572
         Maytag Corp.. . . . . . . . . . . .             3,850             97,790
         Toll Brothers, Inc.*. . . . . . . .             1,000             36,840

                                                                      -----------
                                                                          279,029
                                                                      -----------
         LEISURE FACILITIES (0.3%)
         Bally Total Fitness Holding Corp.*.             6,600             43,956
         ILX Resorts, Inc. . . . . . . . . .               200              1,378
         Steiner Leisure Ltd.* . . . . . . .               400              5,504

                                                                      -----------
                                                                           50,838
                                                                      -----------
         LEISURE PRODUCTS (0.6%)
         Brunswick Corp. . . . . . . . . . .             1,900             56,373
         Callaway Golf Co. . . . . . . . . .             1,800             29,250
         K2, Inc.* . . . . . . . . . . . . .               324              5,375
         Variflex, Inc.* . . . . . . . . . .               200              1,110

                                                                      -----------
                                                                           92,108
                                                                      -----------
         MEDIA (2.9%)
         Blockbuster, Inc., Class A. . . . .             1,200             23,124
         CoActive Marketing Group, Inc.* . .               200                844

                                                    NUMBER OF            VALUE

                                                      SHARES            (NOTE 1)
-----------------------------------------------------------------------------------

                                                                     $
         Interpublic Group of Cos., Inc. . .             6,400             95,232
         Media General, Inc., Class A. . . .               600             39,630
         Meredith Corp.. . . . . . . . . . .               700             33,964
         Metro-Goldwyn-Mayer, Inc.*. . . . .             5,500             87,780
         Reader's Digest Association, Inc.
          (Non-Voting) . . . . . . . . . . .             5,350             78,805
         UnitedGlobalCom, Inc., Class A* . .             9,800             69,384

                                                                      -----------
                                                                          428,763
                                                                      -----------
         RESTAURANTS (1.6%)
         Bob Evans Farms, Inc. . . . . . . .               800             23,648
         CBRL Group, Inc.. . . . . . . . . .             1,800             69,750
         CEC Entertainment, Inc.*. . . . . .             1,100             53,790
         Darden Restaurants, Inc.. . . . . .             4,250             89,038
         Lone Star Steakhouse & Saloon, Inc.               300              6,561
         Nathan's Famous, Inc.*. . . . . . .               200                844

                                                                      -----------
                                                                          243,631
                                                                      -----------
         SPECIALTY STORES (3.0%)
         American Greetings Corp., Class A*.               800             17,064
         Central Garden & Pet Co.* . . . . .               500             13,830
         Foot Locker, Inc. . . . . . . . . .             7,000            125,300
         Friedman's, Inc., Class A . . . . .               500              6,055
         Jo-Ann Stores, Inc., Class A* . . .               100              3,001
         Office Depot, Inc.* . . . . . . . .             1,500             22,395
         Sola International, Inc.* . . . . .               400              6,860
         Talbots, Inc. . . . . . . . . . . .             2,750             90,392
         Toys-R-Us, Inc.*. . . . . . . . . .             2,600             33,800
         Trans World Entertainment Corp.*. .               200              1,300
         Yankee Candle Co., Inc.*. . . . . .             2,600             72,748
         Zale Corp.* . . . . . . . . . . . .             1,000             51,760

                                                                      -----------
                                                                          444,505
                                                                      -----------
         TEXTILES & APPAREL (1.7%)
         Delta Apparel, Inc. . . . . . . . .               400              6,496
         Jones Apparel Group, Inc. . . . . .             4,785            165,082
         Kellwood Co.. . . . . . . . . . . .               200              7,474
         Phillips-Van Heusen Corp. . . . . .             1,000             17,140
         Phoenix Footwear Group, Inc.* . . .               100                701
         Rocky Shoes & Boots, Inc.*. . . . .               200              3,134
         Russell Corp. . . . . . . . . . . .               800             14,624
         Stride Rite Corp. . . . . . . . . .               800              9,640
         V.F. Corp.. . . . . . . . . . . . .               600             25,470

                                                                      -----------
                                                                          249,761
                                                                      -----------
          TOTAL CONSUMER DISCRETIONARY . . .                            2,530,456
                                                                      -----------
         CONSUMER STAPLES (3.2%)
         BEVERAGES (0.7%)
         Constellation Brands, Inc.* . . . .             3,200            100,384
         Todhunter International, Inc.*. . .               200              2,014

                                                                      -----------
                                                                          102,398
                                                                      -----------
         FOOD PRODUCTS (1.7%)
         Bunge Ltd.. . . . . . . . . . . . .             3,100             84,010
         Cal-Maine Foods, Inc. . . . . . . .               300              2,814
         Chiquita Brands International, Inc.*            1,000             18,500
         Dean Foods Co.* . . . . . . . . . .             2,400             72,600
         Flowers Foods, Inc. . . . . . . . .             1,350             32,035
         Sensient Technologies Corp. . . . .             2,800             53,760

                                                                      -----------
                                                                          263,719
                                                                      -----------
         FOOD RETAIL (0.3%)
         Ruddick Corp. . . . . . . . . . . .             1,100             17,556
         Village Super Market, Inc., Class A               200              5,402
         Weis Markets, Inc.. . . . . . . . .               500             18,275

                                                                      -----------
                                                                           41,233
                                                                      -----------
         PERSONAL PRODUCTS (0.5%)
         DSG International, Ltd. . . . . . .               300              2,211
         Estee Lauder Cos., Inc., Class A. .             1,550             57,955


AXA PREMIER FUNDS TRUST
AXA PREMIER SMALL/MID CAP VALUE FUND
PORTFOLIO OF INVESTMENTS (Continued)
October 31, 2003

                                                   NUMBER OF            VALUE

                                                      SHARES            (NOTE 1)
-----------------------------------------------------------------------------------


         Russ Berrie & Co., Inc. . . . . . .               300        $    10,755
                                                                      -----------
                                                                           70,921
                                                                      -----------
          TOTAL CONSUMER STAPLES . . . . . .                              478,271
                                                                      -----------
         ENERGY (5.4%)
         INTEGRATED OIL & GAS (0.4%)
         Oneok, Inc. . . . . . . . . . . . .             1,500             29,835
         Petro-Canada. . . . . . . . . . . .               700             28,203

                                                                      -----------
                                                                           58,038
                                                                      -----------
         OIL & GAS DRILLING (1.2%)
         Ensco International, Inc. . . . . .             1,250             32,938
         Oil States International, Inc.* . .               500              6,125
         Pride International, Inc.*. . . . .             2,350             38,493
         Transocean, Inc.* . . . . . . . . .             5,200             99,788

                                                                      -----------
                                                                          177,344
                                                                      -----------
         OIL & GAS EQUIPMENT & SERVICES (1.0%)
         Cal Dive International, Inc.* . . .             3,000             62,190
         Cooper Cameron Corp.* . . . . . . .             1,750             74,935
         Lufkin Industries, Inc. . . . . . .               300              7,200

                                                                      -----------
                                                                          144,325
                                                                      -----------
         OIL & GAS EXPLORATION & PRODUCTION (2.4%)
         Barnwell Industries, Inc.*. . . . .               200              5,020
         Chesapeake Energy Corp. . . . . . .             3,600             42,948
         Clayton Williams Energy, Inc.*. . .               300              6,300
         Devon Energy Corp.. . . . . . . . .             1,600             77,600
         EOG Resources, Inc. . . . . . . . .             1,300             54,782
         KCS Energy, Inc.* . . . . . . . . .               900              7,173
         Patina Oil & Gas Corp.. . . . . . .               450             18,981
         Southwestern Energy Co.*. . . . . .               200              3,880
         TEL Offshore Trust. . . . . . . . .               200              1,350
         Unocal Corp.. . . . . . . . . . . .             1,400             44,352
         XTO Energy, Inc.. . . . . . . . . .             4,133             97,828

                                                                      -----------
                                                                          360,214
                                                                      -----------
         OIL & GAS REFINING & MARKETING (0.4%)
         Sunoco, Inc.. . . . . . . . . . . .             1,400             61,264
                                                                      -----------
          TOTAL ENERGY . . . . . . . . . . .                              801,185
                                                                      -----------
         FINANCIALS (20.0%)
         BANKS (8.6%)
         1st Source Corp.. . . . . . . . . .               300              6,000
         BancorpSouth, Inc.. . . . . . . . .               900             21,159
         Banknorth Group, Inc. . . . . . . .             3,850            120,582
         Bankunited Financial Corp.* . . . .               900             19,899
         Cascade Financial Corp. . . . . . .               300              5,826
         Colonial Bancgroup, Inc.. . . . . .             3,900             61,152
         Comerica, Inc.. . . . . . . . . . .             1,300             66,924
         Community Bank System, Inc. . . . .               300             14,625
         Cowlitz Bancorp*. . . . . . . . . .               300              2,985
         Desert Community Bank . . . . . . .               220              4,589
         ECB Bancorp, Inc. . . . . . . . . .               200              4,950
         FFW Corp. . . . . . . . . . . . . .               200              4,484
         First Citizens BankShares, Inc.,
          Class A. . . . . . . . . . . . . .               300             34,200
         First Federal Bancorp, Inc./Ohio. .               200              1,728
         FirstFed Financial Corp.* . . . . .               500             22,500
         FirstMerit Corp.. . . . . . . . . .               700             18,046
         Flagstar Bancorp, Inc.. . . . . . .               100              2,230
         FSF Financial Corp. . . . . . . . .               200              5,710
         Hancock Holding Co. . . . . . . . .               450             25,754
         Hibernia Corp., Class A . . . . . .             5,800            131,022
         Independence Community
          Bank Corp. . . . . . . . . . . . .             1,500             55,125
         International Bancshares Corp.. . .               900             41,328
         Intervest Bancshares Corp.* . . . .               200              2,672
         Klamath First Bancorp, Inc. . . . .               200              4,840
         Long Island Financial Corp. . . . .               200              5,694
         Mellon Financial Corp.. . . . . . .             3,350            100,064
         North Fork Bancorp, Inc.. . . . . .             2,600            101,348

                                                    NUMBER OF            VALUE

                                                      SHARES            (NOTE 1)
-----------------------------------------------------------------------------------

         Northeast Bancorp . . . . . . . . .               200        $     3,732
         Park Bancorp, Inc.. . . . . . . . .               200              5,700
         Pelican Financial, Inc. . . . . . .               200              2,508
         Peoples Banctrust Co., Inc. . . . .               200              2,984
         Provident Financial Holdings, Inc..               150              4,764
         R & G Financial Corp., Class B. . .               500             16,450
         Seacoast Financial Services Corp. .               600             15,366
         Silicon Valley Bancshares*. . . . .             1,400             49,140
         TF Financial Corp.. . . . . . . . .               200              6,612
         UnionBanCal Corp. . . . . . . . . .             1,800             97,506
         United Bankshares, Inc. . . . . . .               200              3,250
         Washington Federal, Inc.. . . . . .             2,800             73,752
         Waypoint Financial Corp.. . . . . .               530             11,035
         Webster Financial Corp. . . . . . .               300             13,410
         Wells Financial Corp. . . . . . . .               200              6,058
         Zions Bancorp . . . . . . . . . . .             1,350             82,741

                                                                      -----------
                                                                        1,280,444
                                                                      -----------
         DIVERSIFIED FINANCIALS (3.6%)
         Advanta Corp., Class A. . . . . . .               800              8,784
         Affiliated Managers Group, Inc.*. .               200             14,500
         AMBAC Financial Group, Inc. . . . .             1,600            113,184
         Asta Funding, Inc.. . . . . . . . .               200              5,918
         Bank of Hawaii Corp.. . . . . . . .             1,100             43,340
         Capital Crossing Bank*. . . . . . .               200              7,546
         CIT Group, Inc. . . . . . . . . . .             2,800             94,136
         CompuCredit Corp.*. . . . . . . . .               500              9,885
         Countrywide Financial Corp. . . . .               800             84,096
         Dominion Resources
          Black Warrior Trust. . . . . . . .               300              8,451
         Doral Financial Corp. . . . . . . .               900             45,450
         First American Corp.. . . . . . . .             1,800             51,570
         Gallagher (Arthur J.) & Co. . . . .               200              5,838
         HF Financial Corp.. . . . . . . . .               200              3,596
         Hudson River Bancorp. . . . . . . .               100              3,340
         Irwin Financial Corp. . . . . . . .               400             11,212
         Maxcor Financial Group. . . . . . .               300              4,533
         Team Financial, Inc.. . . . . . . .               200              2,466
         UMB Financial Corp. . . . . . . . .               200             10,004
         Westcorp. . . . . . . . . . . . . .               400             15,128

                                                                      -----------
                                                                          542,977
                                                                      -----------
         INSURANCE (4.4%)
         Ace Ltd.. . . . . . . . . . . . . .             2,300             82,800
         American Financial Group, Inc.. . .             1,400             31,178
         AmerUs Group Co.. . . . . . . . . .               100              3,775
         Ceres Group, Inc.*. . . . . . . . .               800              3,600
         CNA Financial Corp.*. . . . . . . .             1,300             28,054
         Commerce Group, Inc.. . . . . . . .               700             27,825
         Crawford & Co., Class B . . . . . .               400              2,820
         FBL Financial Group, Inc., Class A.               400             10,440
         Great American
          Financial Resources, Inc.. . . . .               100              1,555
         Horace Mann Educators Corp. . . . .               400              5,300
         Independence Holding Co.. . . . . .               300              6,930
         IPC Holdings Ltd. . . . . . . . . .               900             33,705
         Kansas City Life Insurance Co.. . .               300             14,088
         Lennox International, Inc.. . . . .               700             11,578
         Max Reinsurance Capital Ltd.. . . .               900             16,614
         Odyssey Reinsurance Holdings Corp..               800             16,784
         Radian Group, Inc.. . . . . . . . .             1,400             74,060
         Reinsurance Group of America, Inc..             3,300            131,835
         Renaissance Reinsurance
          Holdings Ltd.. . . . . . . . . . .             1,100             49,478
         SCPIE Holdings, Inc.. . . . . . . .               100              1,345
         Selective Insurance Group, Inc. . .               700             21,490
         St. Paul Cos., Inc. . . . . . . . .             2,050             78,167
         UICI* . . . . . . . . . . . . . . .               400              5,984

                                                                      -----------
                                                                          659,405
                                                                      -----------

AXA PREMIER FUNDS TRUST
AXA PREMIER SMALL/MID CAP VALUE FUND
PORTFOLIO OF INVESTMENTS (Continued)
October 31, 2003

                                                    NUMBER OF            VALUE

                                                      SHARES            (NOTE 1)
-----------------------------------------------------------------------------------

         REAL ESTATE (3.4%)
         American Residential Investment                             $
          Trust (REIT)*. . . . . . . . . . .               300              2,595
         CBL & Associates Properties,
          Inc. (REIT). . . . . . . . . . . .               800             42,640
         Corporate Office Properties
          Trust (REIT) . . . . . . . . . . .               700             13,538
         Cousins Properties, Inc. (REIT) . .             1,000             28,750
         Developers Diversified Realty
          Corp. (REIT) . . . . . . . . . . .               200              5,780
         Hanover Capital Mortgage
          Holdings, Inc. (REIT). . . . . . .               300              3,660
         Hersha Hospitality Trust (REIT) . .               200              1,740
         Hospitality Properties Trust (REIT)               500             18,335
         Host Marriott LP (REIT)*. . . . . .               900              9,405
         HRPT Properties Trust (REIT). . . .             3,900             36,504
         iStar Financial, Inc. (REIT). . . .               500             19,030
         Kilroy Realty Corp. (REIT). . . . .               100              2,890
         Koger Equity, Inc. (REIT) . . . . .               800             15,496
         LaSalle Hotel Properties (REIT) . .               600             10,110
         LNR Property Corp.. . . . . . . . .               600             24,540
         Macerich Co. (REIT) . . . . . . . .             1,500             60,300
         Mack-Cali Realty Corp. (REIT) . . .             1,100             41,459
         Middleton Doll Co.. . . . . . . . .               200              1,044
         National Health Investors, Inc. (REIT)          1,300             27,625
         One Liberty Properties, Inc. (REIT)               200              3,652
         Parkway Properties, Inc. (REIT) . .               300             13,215
         Prologis Trust (REIT) . . . . . . .               900             26,586
         Rouse Co. (REIT). . . . . . . . . .               500             21,500
         Ryland Group, Inc.. . . . . . . . .               400             35,560
         Trizec Properties, Inc. (REIT). . .             2,400             32,040
         United Capital Corp.. . . . . . . .               400              6,912

                                                                      -----------
                                                                          504,906
                                                                      -----------
          TOTAL FINANCIALS . . . . . . . . .                            2,987,732
                                                                      -----------
         HEALTH CARE (9.5%)
         BIOTECHNOLOGY (1.4%)
         Bio-Rad Laboratories, Inc., Class A*              400             20,900
         Charles River Laboratories
          International, Inc.* . . . . . . .             3,000             96,720
         Genencor International, Inc.* . . .               200              3,060
         Inverness Medical Innovations, Inc.*              200              5,360
         Invitrogen Corp.* . . . . . . . . .               865             55,005
         U.S. Onconlogy, Inc.* . . . . . . .             2,200             24,068

                                                                      -----------
                                                                          205,113
                                                                      -----------
         HEALTH CARE EQUIPMENT & SERVICES (7.7%)
         Advanced Medical Optics, Inc.*. . .               300              6,051
         Alaris Medical Systems, Inc.* . . .               400              6,204
         Allied Healthcare International,
          Inc.*. . . . . . . . . . . . . . .               600              2,640
         AmerisourceBergen Corp. . . . . . .             1,200             68,124
         Apogent Technologies, Inc.* . . . .             5,900            129,505
         Bausch & Lomb, Inc. . . . . . . . .             1,200             57,792
         Beckman Coulter, Inc. . . . . . . .             1,950             96,818
         Chronimed, Inc.*. . . . . . . . . .               400              3,268
         Conmed Corp.* . . . . . . . . . . .               100              2,035
         Coventry Health Care, Inc.* . . . .               200             10,950
         DENTSPLY International, Inc.. . . .             1,300             57,447
         DJ Orthopedics, Inc.* . . . . . . .               300              5,385
         Health Management Associates, Inc.,
          Class A. . . . . . . . . . . . . .             1,950             43,193
         Health Net, Inc.* . . . . . . . . .             6,050            191,119
         Hillenbrand Industries, Inc.. . . .               800             47,624
         Horizon Health Corp.* . . . . . . .               300              6,603
         Humana, Inc.* . . . . . . . . . . .             3,300             66,957
         Invacare Corp.. . . . . . . . . . .               900             36,918
         Mine Safety Appliances Co.. . . . .               400             22,640
         Moore Medical Corp.*. . . . . . . .               200              1,362

                                                    NUMBER OF            VALUE

                                                      SHARES            (NOTE 1)
-----------------------------------------------------------------------------------

         Omnicare, Inc.. . . . . . . . . . .             1,600        $    61,344
         Oxford Health Plans, Inc.*. . . . .             1,400             56,700
         PacifiCare Health Systems, Inc.*. .               100              5,950
         Parexel International Corp.*. . . .               600             10,032
         PSS World Medical, Inc.*. . . . . .               900              8,388
         Quest Diagnostics, Inc.*. . . . . .             1,750            118,387
         ShopKo Stores, Inc.*. . . . . . . .               800             12,384
         Span-America Medical Systems, Inc..               200              1,954
         Triad Hospitals, Inc.*. . . . . . .               500             15,365
         Viasys Healthcare, Inc.*. . . . . .               100              1,805

                                                                      -----------
                                                                        1,154,944
                                                                      -----------
         PHARMACEUTICALS (0.4%)
         Alpharma, Inc., Class A . . . . . .               700             12,740
         Biovail Corp.*. . . . . . . . . . .               200              4,810
         ICN Pharmaceuticals, Inc. . . . . .             1,800             34,758
         Nutraceutical International Corp. .               100              1,167
         West Pharmaceutical Services, Inc..               400             13,220

                                                                      -----------
                                                                           66,695
                                                                      -----------
          TOTAL HEALTH CARE  . . . . . . . .                            1,426,752
                                                                      -----------
         INDUSTRIALS (14.7%)
         AEROSPACE & DEFENSE (1.4%)
         Alliant Techsystems, Inc.*. . . . .             1,800             93,168
         Bombardier, Inc., Class B . . . . .            13,723             61,637
         Martin Marietta Materials, Inc. . .             1,400             57,358

                                                                      -----------
                                                                          212,163
                                                                      -----------
         AIR FREIGHT & COURIERS (0.0%)
         EGL, Inc.*. . . . . . . . . . . . .               116              1,892
                                                                      -----------
         AIRLINES (1.3%)
         Airtran Holdings, Inc.* . . . . . .               500              8,105
         Alaska Air Group, Inc.* . . . . . .               500             14,395
         Continental Airlines, Inc., Class B*            1,800             34,380
         ExpressJet Holdings, Inc.*. . . . .             3,000             45,900
         Southwest Airlines Co.. . . . . . .             4,950             96,030

                                                                      -----------
                                                                          198,810
                                                                      -----------
         BUILDING PRODUCTS (1.6%)
         Centex Construction Products, Inc..               300             16,170
         International Aluminum Corp.. . . .               200              5,060
         York International Corp.. . . . . .             5,300            210,622

                                                                      -----------
                                                                          231,852
                                                                      -----------
         COMMERCIAL SERVICES & SUPPLIES (1.8%)
         Ablest, Inc.* . . . . . . . . . . .               200              1,112
         Bowne & Co., Inc. . . . . . . . . .               900             13,500
         Brink's Co. . . . . . . . . . . . .               200              4,010
         CDI Corp. . . . . . . . . . . . . .               200              6,550
         Imperial Parking Corp.* . . . . . .               200              4,770
         MPS Group, Inc.*. . . . . . . . . .             2,700             25,785
         NCO Group, Inc.*. . . . . . . . . .               600             14,280
         Perceptron, Inc.* . . . . . . . . .               300              1,797
         Republic Services, Inc. . . . . . .             4,600            106,950
         Service Corp. International*. . . .               800              3,880
         SPSS, Inc.* . . . . . . . . . . . .               300              5,460
         Steelcase, Inc. . . . . . . . . . .               900             10,575
         Sylvan Learning Systems, Inc.*. . .               800             22,640
         Tetra Tech, Inc.* . . . . . . . . .               400              8,992
         Werner Enterprises, Inc.. . . . . .             2,050             36,982

                                                                      -----------
                                                                          267,283
                                                                      -----------
         CONSTRUCTION & ENGINEERING (1.7%)
         AMREP Corp.*. . . . . . . . . . . .               300              4,710
         Beazer Homes USA, Inc.* . . . . . .               200             19,900
         Dominion Homes, Inc.* . . . . . . .               400             11,300
         EMCOR Group, Inc.*. . . . . . . . .             3,100            116,839
         Harsco Corp.. . . . . . . . . . . .               100              3,831
         Hovnanian Enterprises, Inc., Class
          A* . . . . . . . . . . . . . . . .               600             48,768
         MDC Holdings, Inc.. . . . . . . . .               440             29,621
         Orleans Homebuilders, Inc.* . . . .               200              5,680

AXA PREMIER FUNDS TRUST
AXA PREMIER SMALL/MID CAP VALUE FUND
PORTFOLIO OF INVESTMENTS (Continued)
October 31, 2003


                                                    NUMBER OF            VALUE
                                                      SHARES            (NOTE 1)
-----------------------------------------------------------------------------------

         Technical Olympic USA, Inc.*. . . .               200        $     6,604

                                                                      -----------
                                                                          247,253
                                                                      -----------
         ELECTRICAL EQUIPMENT (0.9%)
         Acuity Brands, Inc. . . . . . . . .             1,200             25,800
         Ametek, Inc.. . . . . . . . . . . .             1,500             70,575
         Esterline Technologies Corp.* . . .               700             15,505
         Genlyte Group, Inc.*. . . . . . . .               500             23,580

                                                                      -----------
                                                                          135,460
                                                                      -----------
         INDUSTRIAL CONGLOMERATES (0.3%)
         Grupo IMSA S.A. (ADR) . . . . . . .             1,800             24,984
         Standex International Corp. . . . .               500             12,725

                                                                      -----------
                                                                           37,709
                                                                      -----------
         MACHINERY (2.6%)
         Albany International Corp.. . . . .               500             15,450
         Applied Industrial Technologies,
          Inc. . . . . . . . . . . . . . . .               500             11,275
         Dover Corp. . . . . . . . . . . . .             2,050             79,991
         Flowserve Corp.*. . . . . . . . . .               900             18,414
         IHC Caland N.V. . . . . . . . . . .             1,752             74,746
         Key Technology, Inc.* . . . . . . .               200              2,448
         Middleby Corp.* . . . . . . . . . .               300              7,803
         Pall Corp.. . . . . . . . . . . . .             2,300             53,820
         Precision Castparts Corp. . . . . .               800             32,904
         SL Industries, Inc.*. . . . . . . .               200              1,680
         Stewart & Stevenson Services, Inc..               800             13,376
         Tecumseh Products Co., Class B. . .               300             12,000
         Terex Corp.*. . . . . . . . . . . .               600             13,536
         Timken Co.. . . . . . . . . . . . .             3,000             50,340

                                                                      -----------
                                                                          387,783
                                                                      -----------
         MARINE (0.7%)
         Frontline Ltd. (ADR). . . . . . . .             2,000             38,680
         General Maritime Corp.* . . . . . .               700              8,855
         Overseas Shipholding Group, Inc.. .               600             16,356
         Teekay Shipping Corp. . . . . . . .               900             43,317

                                                                      -----------
                                                                          107,208
                                                                      -----------
         RAILROADS (0.2%)
         Canadian National Railway Co. . . .               400             24,080
         CSX Corp. . . . . . . . . . . . . .               400             12,728

                                                                      -----------
                                                                           36,808
                                                                      -----------
         TRADING COMPANIES & DISTRIBUTORS (0.4%)
         United Stationers, Inc.*. . . . . .             1,600             59,536
                                                                      -----------
         TRUCKING (1.8%)
         BorgWarner, Inc.. . . . . . . . . .               900             71,631
         CNF, Inc. . . . . . . . . . . . . .             2,400             84,048
         Ryder System, Inc.. . . . . . . . .             2,100             63,000
         United Rentals, Inc.* . . . . . . .             3,100             54,002

                                                                      -----------
                                                                          272,681
                                                                      -----------
          TOTAL INDUSTRIALS  . . . . . . . .                            2,196,438
                                                                      -----------
         INFORMATION TECHNOLOGY (19.1%)
         APPLICATION SOFTWARE (0.9%)
         Aspen Technologies, Inc.* . . . . .            11,100             88,800
         Macromedia, Inc.* . . . . . . . . .             2,500             47,775

                                                                      -----------
                                                                          136,575
                                                                      -----------
         COMPUTER HARDWARE (0.1%)
         Hutchinson Technology, Inc.*. . . .               400             13,404
                                                                      -----------
         COMPUTER STORAGE & PERIPHERALS (0.9%)
         Iomega Corp.* . . . . . . . . . . .               500              2,755
         Maxtor Corp.* . . . . . . . . . . .             6,600             90,222
         Printronix, Inc.* . . . . . . . . .               300              4,233
         Storage Technology Corp.* . . . . .             1,300             31,330

                                                                      -----------
                                                                          128,540
                                                                      -----------
         ELECTRONIC EQUIPMENT & INSTRUMENTS (9.0%)
         Agere Systems, Inc., Class A* . . .            42,450            147,726
         Anixter International, Inc.*. . . .             2,850             68,058
         Arrow Electronics, Inc.*. . . . . .            10,150            216,702

                                                    NUMBER OF            VALUE

                                                      SHARES            (NOTE 1)
-----------------------------------------------------------------------------------

         Avid Technology, Inc.*. . . . . . .               700        $    36,218
         Celestica, Inc.*. . . . . . . . . .             5,950             84,490
         Espey Manufacturing
          & Electronics Corp.. . . . . . . .               200              4,876
         Flextronics International Ltd.* . .             2,900             40,600
         Intersil Corp., Class A . . . . . .               100              2,579
         Lowrance Electronics, Inc.* . . . .               200              4,130
         MEMC Electronic Materials, Inc.*. .               900             10,080
         Pentair, Inc. . . . . . . . . . . .               300             12,300
         PerkinElmer, Inc. . . . . . . . . .             6,050            108,960
         Rofin-Sinar Technologies, Inc.* . .               200              4,750
         Sparton Corp.*. . . . . . . . . . .               315              3,481
         Symbol Technologies, Inc. . . . . .             3,850             48,087
         Tech Data Corp.*. . . . . . . . . .             1,500             49,380
         Tektronix, Inc. . . . . . . . . . .             4,400            112,948
         Trimble Navigation Ltd.*. . . . . .               700             19,355
         Vishay Intertechnology, Inc.* . . .            16,150            302,812
         Waters Corp.* . . . . . . . . . . .             2,150             67,575

                                                                      -----------
                                                                        1,345,107
                                                                      -----------
         INTERNET SOFTWARE & SERVICES (0.1%)
         IDX Systems Corp.*. . . . . . . . .               300              7,860
                                                                      -----------
         IT CONSULTING & SERVICES (1.7%)
         BearingPoint, Inc.* . . . . . . . .             8,600             80,840
         Covansys Corp.* . . . . . . . . . .               500              4,840
         Reynolds & Reynolds Co. (The) . . .             2,950             80,122
         Unisys Corp.* . . . . . . . . . . .             5,550             85,248

                                                                      -----------
                                                                          251,050
                                                                      -----------
         NETWORKING EQUIPMENT (0.1%)
         3Com Corp.* . . . . . . . . . . . .             1,600             11,520
                                                                      -----------
         SEMICONDUCTOR EQUIPMENT (2.3%)
         Axcelis Technologies, Inc.* . . . .             8,300             87,814
         Mykrolis Corp.* . . . . . . . . . .               500              7,375
         Photronics, Inc.* . . . . . . . . .               600             12,924
         Teradyne, Inc.* . . . . . . . . . .            10,400            236,912

                                                                      -----------
                                                                          345,025
                                                                      -----------
         SEMICONDUCTORS (2.5%)
         Diodes, Inc.* . . . . . . . . . . .               300              7,092
         Fairchild Semiconductor
          International, Inc., Class A*. . .             7,100            160,460
         International Rectifier Corp.*. . .               600             28,638
         LSI Logic Corp.*. . . . . . . . . .            11,300            104,412
         National Semiconductor Corp.* . . .             1,850             75,166

                                                                      -----------
                                                                          375,768
                                                                      -----------
         SYSTEMS SOFTWARE (1.3%)
         Ascential Software Corp.* . . . . .               200              4,438
         Ciber, Inc.*. . . . . . . . . . . .               400              3,688
         Epicor Software Corp.*. . . . . . .               400              4,044
         Gerber Scientific, Inc.*. . . . . .               700              5,530
         MTS Systems Corp. . . . . . . . . .               200              3,518
         Network Associates, Inc.* . . . . .             8,700            121,191
         Sybase, Inc.* . . . . . . . . . . .             3,300             59,070

                                                                      -----------
                                                                          201,479
                                                                      -----------
         TELECOMMUNICATIONS EQUIPMENT (0.2%)
         Adtran, Inc.. . . . . . . . . . . .               500             34,015
                                                                      -----------
          TOTAL INFORMATION TECHNOLOGY . . .                            2,850,343
                                                                      -----------
         MATERIALS (6.4%)
         CHEMICALS (3.3%)
         Agrium, Inc.. . . . . . . . . . . .             7,750            119,118
         American Pacific Corp.* . . . . . .               300              2,760
         Ashland, Inc. . . . . . . . . . . .             1,600             59,584
         Cytec Industries, Inc.* . . . . . .             1,100             38,401
         Engelhard Corp. . . . . . . . . . .             3,100             88,598
         Great Lakes Chemical Corp.. . . . .               700             15,050
         Hercules, Inc.* . . . . . . . . . .             2,300             24,035

AXA PREMIER FUNDS TRUST
AXA PREMIER SMALL/MID CAP VALUE FUND
PORTFOLIO OF INVESTMENTS (Concluded)
October 31, 2003


                                                    NUMBER OF            VALUE

                                                      SHARES            (NOTE 1)
-----------------------------------------------------------------------------------

         IMC Global, Inc.. . . . . . . . . .            10,000        $    69,900
         Lubrizol Corp.. . . . . . . . . . .               800             24,240
         NL Industries, Inc. . . . . . . . .               200              3,518
         Rohm & Haas Co. . . . . . . . . . .             1,300             51,090

                                                                      -----------
                                                                          496,294
                                                                      -----------
         CONSTRUCTION MATERIALS (0.4%)
         Continental Materials Corp.*. . . .               200              5,460
         Layne Christensen Co.*. . . . . . .               400              3,908
         Rinker Group Ltd. . . . . . . . . .             9,438             42,524

                                                                      -----------
                                                                           51,892
                                                                      -----------
         CONTAINERS & PACKAGING (1.2%)
         American Biltrite, Inc. . . . . . .               200              1,330
         Pactiv Corp.* . . . . . . . . . . .             4,400             97,020
         Smurfit-Stone Container Corp.*. . .             4,700             72,850

                                                                      -----------
                                                                          171,200
                                                                      -----------
         METALS & MINING (1.1%)
         Freeport-McMoRan Copper
          & Gold, Inc., Class B. . . . . . .               200              7,750
         IMCO Recycling, Inc.* . . . . . . .               200              1,504
         Peabody Energy Corp.. . . . . . . .               300              9,999
         Phelps Dodge Corp.* . . . . . . . .             1,700            104,958
         Schnitzer Steel Industries, Inc.. .               400             15,072
         Southern Peru Copper Corp.. . . . .               800             22,768
         United States Steel Corp. . . . . .               200              4,730

                                                                      -----------
                                                                          166,781
                                                                      -----------
         PAPER & FOREST PRODUCTS (0.4%)
         Boise Cascade Corp. . . . . . . . .             1,100             30,855
         Louisiana-Pacific Corp.*. . . . . .             1,000             19,020
         Universal Forest Products, Inc. . .               300              8,880
         Wausau-Mosinee Paper Corp.. . . . .               600              7,416

                                                                      -----------
                                                                           66,171
                                                                      -----------
          TOTAL MATERIALS  . . . . . . . . .                              952,338
                                                                      -----------
         TELECOMMUNICATION SERVICES (0.5%)
         DIVERSIFIED TELECOMMUNICATION SERVICES (0.1%)
         Golden Telecom, Inc.* . . . . . . .               400             10,368
                                                                      -----------
         WIRELESS TELECOMMUNICATION SERVICES (0.4%)
         Telephone & Data Systems, Inc.. . .             1,000             62,600
                                                                      -----------

          TOTAL TELECOMMUNICATION                                          72,968
           SERVICES. . . . . . . . . . . . .                          -----------

                                                    NUMBER OF            VALUE

                                                      SHARES            (NOTE 1)
-----------------------------------------------------------------------------------

         UTILITIES (3.3%)
         ELECTRIC UTILITIES (2.6%)
         Cinergy Corp. . . . . . . . . . . .             1,600        $    58,096
         Duquesne Light Holdings, Inc. . . .             2,000             32,140
         Great Plains Energy, Inc. . . . . .             1,800             57,384
         Northeast Utilities . . . . . . . .             2,900             54,636
         OGE Energy Corp.. . . . . . . . . .               200              4,562
         PNM Resources Inc.. . . . . . . . .               500             14,140
         PPL Corp. . . . . . . . . . . . . .             2,000             79,840
         TXU Corp. . . . . . . . . . . . . .             3,100             70,742
         Unisource Energy Corp.. . . . . . .               900             17,370

                                                                      -----------
                                                                          388,910
                                                                      -----------
         GAS UTILITIES (0.5%)
         AGL Resources, Inc. . . . . . . . .             1,000             28,150
         Laclede Group, Inc. . . . . . . . .               500             14,175
         South Jersey Industries, Inc. . . .               200              7,586
         Southern Union Co.* . . . . . . . .               660             11,623
         WGL Holdings, Inc.. . . . . . . . .               500             13,825

                                                                      -----------
                                                                           75,359
                                                                      -----------
         MULTI - UTILITIES (0.2%)
         Westar Energy, Inc. . . . . . . . .             1,200             23,976
                                                                      -----------
          TOTAL UTILITIES  . . . . . . . . .                              488,245
                                                                      -----------
         TOTAL COMMON STOCKS (99.0%)
          (Cost $12,149,645) . . . . . . . .                           14,784,728
                                                                      -----------

                                                     PRINCIPAL
                                                        AMOUNT
                                                    ------------

         SHORT-TERM DEBT SECURITIES:
         TIME DEPOSIT (1.3%)
         J.P. Morgan Chase Nassau
          0.52%, 11/3/03
          (Amortized Cost $195,952). . . . .        $  195,952            195,952
                                                                      -----------
         TOTAL INVESTMENTS (100.3%)
          (Cost/Amortized Cost $12,345,597).                           14,980,680

         OTHER ASSETS LESS LIABILITIES                                    (42,744)
          (-0.3%)  . . . . . . . . . . . . .                          -----------
         NET ASSETS (100%) . . . . . . . . .                          $14,937,936
                                                                      ===========

---------
* Non-income producing.
  Glossary:
  ADR-- American Depositary Receipt
  REIT-- Real Estate Investment Trust


--------------------------------------------------------------------------------
Investment security transactions for the year ended October 31, 2003 were as follows:

COST OF PURCHASES:
Stocks and long-term
 corporate debt
 securities . . . . . .           $ 9,177,795
NET PROCEEDS OF SALES
 AND REDEMPTIONS:
Stocks and long-term
 corporate debt
 securities . . . . . .             9,082,953

As of October 31, 2003, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross
 unrealized appreciation          $ 2,708,739
Aggregate gross
 unrealized depreciation             (244,210)
                                  -----------
Net unrealized
 appreciation . . . . .           $ 2,464,529
                                  ===========
Federal income tax cost
 of investments . . . .           $12,516,151
                                  ===========


For the year ended October 31, 2003, the Fund incurred approximately $85 as brokerage commissions with Bernstein (Sanford C.) & Co., an affiliated broker/dealer.

The Fund has a net capital loss carryforward of $2,391,857, of which $2,252,820 expires in the year 2010 and $139,037 expires in 2011.

                       See Notes to Financial Statements.

AXA PREMIER FUNDS TRUST
AXA PREMIER INTERNATIONAL EQUITY FUND
PORTFOLIO OF INVESTMENTS
October 31, 2003

                                                     NUMBER OF            VALUE

                                                       SHARES           (NOTE 1)
-----------------------------------------------------------------------------------

         COMMON STOCKS:
         AUSTRALIA (3.0%)
         Australia & New Zealand                                      $
          Banking Group Ltd.. . . . . . . . .             3,700             46,731
         BHP Billiton Ltd.. . . . . . . . . .             1,800             14,969
         BHP Steel Ltd. . . . . . . . . . . .             3,200             12,306
         James Hardie Industries Ltd. . . . .             1,969             10,017
         National Australia Bank Ltd. . . . .             1,162             25,221
         News Corp. Ltd.. . . . . . . . . . .             3,000             26,715
         News Corp. Ltd. (ADR). . . . . . . .             3,155            112,476
         Qantas Airways Ltd.. . . . . . . . .             7,900             20,236
         Westpac Banking Corp.. . . . . . . .             4,050             46,410

                                                                       -----------
          TOTAL AUSTRALIA . . . . . . . . . .                              315,081
                                                                       -----------
         AUSTRIA (0.8%)
         Erste Bank der Oesterreichischen
          Sparkassen AG . . . . . . . . . . .               488             53,955
         OMV AG . . . . . . . . . . . . . . .               200             25,575

                                                                       -----------
          TOTAL AUSTRIA . . . . . . . . . . .                               79,530
                                                                       -----------
         BELGIUM (0.8%)
         Agfa Gevaert N.V.. . . . . . . . . .             1,200             29,783
         Delhaize Group . . . . . . . . . . .               500             23,744
         KBC Bancassurance Holdings . . . . .               700             29,694

                                                                       -----------
          TOTAL BELGIUM . . . . . . . . . . .                               83,221
                                                                       -----------
         BRAZIL (1.5%)
         Compagnie de Bebidas
          das Americas (ADR). . . . . . . . .             2,555             54,166
         Compagnie Vale do Rio Doce (ADR) . .               869             39,757
         Unibanco S.A. (ADR). . . . . . . . .             3,001             66,352

                                                                       -----------
          TOTAL BRAZIL  . . . . . . . . . . .                              160,275
                                                                       -----------
         CANADA (1.8%)
         Bank of Nova Scotia. . . . . . . . .             1,300             64,573
         Magna International, Inc., Class A .               405             32,488
         Petro-Canada . . . . . . . . . . . .               900             36,279
         Royal Bank of Canada . . . . . . . .             1,147             55,242

                                                                       -----------
          TOTAL CANADA  . . . . . . . . . . .                              188,582
                                                                       -----------
         CHINA (0.3%)
         Sohu.com, Inc.*. . . . . . . . . . .             1,010             34,845
                                                                       -----------
         DENMARK (0.2%)
         Danske Bank A/S. . . . . . . . . . .               900             18,156
                                                                       -----------
         FINLAND (1.0%)
         Fortum OYJ . . . . . . . . . . . . .             1,700             15,672
         Nokia OYJ. . . . . . . . . . . . . .             5,115             86,873

                                                                       -----------
          TOTAL FINLAND . . . . . . . . . . .                              102,545
                                                                       -----------
         FRANCE (6.6%)
         Alcatel S.A.*. . . . . . . . . . . .             1,400             18,472
         Assurances Generales de France . . .             1,500             79,166
         Aventis S.A. . . . . . . . . . . . .             2,307            122,159
         BNP Paribas S.A. . . . . . . . . . .             1,200             63,053
         Compagnie de Saint-Gobain. . . . . .               300             12,656
         Credit Agricole S.A. . . . . . . . .               800             16,991
         France Telecom S.A.* . . . . . . . .             2,840             68,737
         JC Decaux S.A.*. . . . . . . . . . .             2,587             38,073
         Lafarge S.A.(S). . . . . . . . . . .               430             30,792
         Peugeot S.A. . . . . . . . . . . . .               500             21,448
         Societe Generale . . . . . . . . . .               800             59,427
         Total S.A. . . . . . . . . . . . . .             1,043            162,109

                                                                       -----------
          TOTAL FRANCE  . . . . . . . . . . .                              693,083
                                                                       -----------
         GERMANY (7.2%)
         Altana AG. . . . . . . . . . . . . .               200             12,602
         AMB Generali Holding AG. . . . . . .               500             30,847
         Bayer AG . . . . . . . . . . . . . .             1,092             26,138

                                                     NUMBER OF            VALUE

                                                       SHARES           (NOTE 1)
-----------------------------------------------------------------------------------

         Bayerische Motoren                                           $
          Werke (BMW) AG. . . . . . . . . . .             5,180            207,749
         Continental AG . . . . . . . . . . .             1,300             44,128
         Deutsche Bank AG (Registered). . . .               668             44,030
         E.On AG. . . . . . . . . . . . . . .             2,034            102,383
         Hannover Rueckversicherungs AG
          (Registered). . . . . . . . . . . .             1,700             49,406
         HeidelbergCement AG* . . . . . . . .               937             39,943
         Merck KGaA . . . . . . . . . . . . .               400             14,182
         SAP AG . . . . . . . . . . . . . . .               548             79,440
         Siemens AG . . . . . . . . . . . . .               600             40,315
         Volkswagen AG. . . . . . . . . . . .             1,300             65,588

                                                                       -----------
          TOTAL GERMANY . . . . . . . . . . .                              756,751
                                                                       -----------
         HONG KONG (4.1%)
         ASM Pacific Technology . . . . . . .            10,500             39,278
         Cathay Pacific Airways Ltd.. . . . .            21,000             40,157
         Cheung Kong (Holdings) Ltd.. . . . .             4,000             33,352
         CNOOC Ltd. (ADR) . . . . . . . . . .             1,709             64,344
         Esprit Holdings Ltd. . . . . . . . .            18,000             56,556
         Hong Kong Electric Holdings Ltd. . .             1,500              5,853
         iShares MSCI Taiwan Index Fund*. . .             4,430             51,610
         Johnson Electric Holdings Ltd. . . .            10,500             13,656
         Li & Fung Ltd. . . . . . . . . . . .            10,000             16,805
         Sun Hung Kai Properties Ltd. . . . .            10,000             84,667
         Swire Pacific Ltd., Class A. . . . .             3,500             21,363

                                                                       -----------
          TOTAL HONG KONG . . . . . . . . . .                              427,641
                                                                       -----------
         HUNGARY (0.4%)
         OTP Bank Rt. (ADR)*(S) . . . . . . .             1,696             41,555
                                                                       -----------
         INDIA (0.3%)
         ICICI Bank Ltd. (ADR). . . . . . . .             2,811             35,700
                                                                       -----------
         IRELAND (2.9%)
         Allied Irish Banks plc . . . . . . .             2,027             29,690
         Bank of Ireland. . . . . . . . . . .             2,800             34,796
         CRH plc. . . . . . . . . . . . . . .             1,411             25,375
         Ryanair Holdings plc (ADR)*. . . . .             4,173            214,910

                                                                       -----------
          TOTAL IRELAND . . . . . . . . . . .                              304,771
                                                                       -----------
         ITALY (2.6%)
         Banca Intesa S.p.A.. . . . . . . . .                 3                 10
         ENI S.p.A. . . . . . . . . . . . . .             9,558            151,778
         Parmalat Finanziaria S.p.A.. . . . .            11,000             34,270
         Telecom Italia S.p.A.* . . . . . . .            27,126             70,793
         UniCredito Italiano S.p.A. . . . . .             2,000              9,858

                                                                       -----------
          TOTAL ITALY . . . . . . . . . . . .                              266,709
                                                                       -----------
         JAPAN (20.5%)
         Acom Co., Ltd. . . . . . . . . . . .               300             13,426
         Canon, Inc.. . . . . . . . . . . . .             6,000            290,353
         Daiichi Pharmaceutical Co., Ltd. . .             1,000             15,282
         Daiwa House Industry Co., Ltd. . . .             2,000             21,576
         Daiwa Securities Group, Inc. . . . .             7,000             51,194
         Fanuc Ltd. . . . . . . . . . . . . .               400             24,051
         Fuji Photo Film Co., Ltd.. . . . . .             1,000             29,472
         Hitachi Ltd. . . . . . . . . . . . .             8,000             47,010
         Honda Motor Co., Ltd.. . . . . . . .             3,300            130,277
         Hoya Corp. . . . . . . . . . . . . .               500             45,254
         JFE Holdings, Inc. . . . . . . . . .               500             12,780
         Kyushu Electric Power Co., Inc.. . .               600              9,911
         Mitsubishi Tokyo Finance Group, Inc.                10             71,861
         Mitsui Fudosan Co., Ltd. . . . . . .             4,000             37,222
         Mitsui O.S.K. Lines Ltd. . . . . . .             5,000             20,330
         Nippon Meat Packers, Inc.. . . . . .             2,000             19,957
         Nippon Telegraph & Telephone Corp. .                20             89,325
         Nissan Motor Co., Ltd. . . . . . . .            19,600            219,650
         NTT DoCoMo, Inc. . . . . . . . . . .                28             60,618
         Oji Paper Co., Ltd.. . . . . . . . .             2,000             10,643

AXA PREMIER FUNDS TRUST
AXA PREMIER INTERNATIONAL EQUITY FUND
PORTFOLIO OF INVESTMENT (Continued)
October 31, 2003

                                                     NUMBER OF            VALUE

                                                       SHARES           (NOTE 1)
-----------------------------------------------------------------------------------

                                                                      $
         Promise Co., Ltd.. . . . . . . . . .             1,700             76,391
         Ricoh Co., Ltd.. . . . . . . . . . .             1,000             18,966
         Rohm Co., Ltd. . . . . . . . . . . .               200             26,961
         Sankyo Co., Ltd. . . . . . . . . . .               400             13,353
         Sharp Corp.. . . . . . . . . . . . .             7,000            110,220
         Shin-Etsu Chemical Co., Ltd. . . . .             1,000             37,204
         SKY Perfect Communications, Inc.*. .                29             35,348
         Sony Corp. . . . . . . . . . . . . .             1,500             52,258
         Sumitomo Mitsui
          Financial Group, Inc. . . . . . . .                 9             45,272
         Takeda Chemical Industries Ltd.. . .             1,600             56,615
         Tanabe Seiyaku Co., Ltd. . . . . . .             3,000             21,968
         THK Co., Ltd.. . . . . . . . . . . .             2,700             54,769
         Tohoku Electric Power Co., Inc.. . .               400              6,484
         Toyota Motor Corp. . . . . . . . . .               200              5,694
         UFJ Holdings, Inc.*. . . . . . . . .                27            115,432
         Uny Co., Ltd.. . . . . . . . . . . .             2,000             20,812
         Yahoo Japan Corp.* . . . . . . . . .                 4             59,308
         Yamada Denki Co., Ltd. . . . . . . .             2,700             85,960
         Yamaha Corp. . . . . . . . . . . . .             3,800             76,563

                                                                       -----------
          TOTAL JAPAN . . . . . . . . . . . .                            2,139,770
                                                                       -----------
         LUXEMBOURG (0.7%)
         Arcelor. . . . . . . . . . . . . . .             5,400             77,024
                                                                       -----------
         NETHERLANDS (5.6%)
         ABN Amro Holdings N.V. . . . . . . .             5,363            112,532
         DSM N.V. . . . . . . . . . . . . . .             1,600             73,358
         Heineken N.V.. . . . . . . . . . . .               432             15,418
         ING Groep N.V. . . . . . . . . . . .             4,124             85,623
         Koninklijke Ahold N.V.*. . . . . . .             1,809             15,310
         Koninklijke Royal
          Philips Electronics N.V.. . . . . .             5,879            158,487
         Reed Elsevier N.V. . . . . . . . . .             2,629             29,278
         Royal Dutch Petroleum Co.. . . . . .               800             35,498
         TPG N.V. . . . . . . . . . . . . . .             1,000             21,564
         Unilever N.V.. . . . . . . . . . . .               300             17,427
         VNU N.V.(S). . . . . . . . . . . . .               532             16,203

                                                                       -----------
          TOTAL NETHERLANDS . . . . . . . . .                              580,698
                                                                       -----------
         NORWAY (0.4%)
         Golar LNG Ltd.*. . . . . . . . . . .             3,200             37,330
                                                                       -----------
         RUSSIA (0.7%)
         Mobile Telesystems (ADR) . . . . . .               998             77,335
                                                                       -----------
         SINGAPORE (0.3%)
         Singapore Airlines Ltd.. . . . . . .             3,000             20,851
         United Overseas Bank Ltd.. . . . . .             2,000             15,623

                                                                       -----------
          TOTAL SINGAPORE . . . . . . . . . .                               36,474
                                                                       -----------
         SOUTH KOREA (2.6%)
         Korea Electric Power Corp. . . . . .               200              3,861
         KT Corp. . . . . . . . . . . . . . .               490             19,501
         POSCO. . . . . . . . . . . . . . . .               225             26,236
         Samsung Electronics Co., Ltd.. . . .               557            221,200

                                                                       -----------
          TOTAL SOUTH KOREA . . . . . . . . .                              270,798
                                                                       -----------
         SPAIN (3.2%)
         Altadis S.A. . . . . . . . . . . . .               700             16,975
         Antena 3 Television S.A.*. . . . . .                25                830
         Banco Santander
          Central Hispano S.A.. . . . . . . .             9,885             94,803
         Grupo Dragados S.A.. . . . . . . . .             1,735             35,437
         Iberdrola S.A. . . . . . . . . . . .               900             15,013
         Sogecable S.A.*. . . . . . . . . . .             2,842             72,585
         Telefonica S.A.. . . . . . . . . . .             7,516             93,489

                                                                       -----------
          TOTAL SPAIN . . . . . . . . . . . .                              329,132
                                                                       -----------
         SWEDEN (0.7%)
         Electrolux AB, Class B . . . . . . .               800             16,409

                                                     NUMBER OF            VALUE

                                                       SHARES           (NOTE 1)
-----------------------------------------------------------------------------------

                                                                      $
         Svenska Cellulosa AB, Class B. . . .             1,400             52,853

                                                                       -----------
          TOTAL SWEDEN  . . . . . . . . . . .                               69,262
                                                                       -----------
         SWITZERLAND (8.3%)
         Givaudan S.A.. . . . . . . . . . . .                60             27,049
         Nestle S.A. (Registered) . . . . . .               525            115,588
         Novartis AG (Registered) . . . . . .             3,113            118,659
         Roche Holding AG . . . . . . . . . .             2,056            170,134
         Swiss Reinsurance. . . . . . . . . .             1,273             80,126
         Synthes-Stratec, Inc.. . . . . . . .                62             56,923
         UBS AG . . . . . . . . . . . . . . .             4,103            251,953
         Zurich Financial Services AG*. . . .               407             52,119

                                                                       -----------
          TOTAL SWITZERLAND . . . . . . . . .                              872,551
                                                                       -----------
         TAIWAN (0.7%)

         Taiwan Semiconductor Manufacturing               6,242             69,037
          Co., Ltd. (ADR)*. . . . . . . . . .                          -----------
         UNITED KINGDOM (19.6%)
         Abbey National plc . . . . . . . . .             1,800             17,189
         Aviva plc. . . . . . . . . . . . . .             5,900             48,408
         Barclays Bank plc. . . . . . . . . .            10,167             85,747
         BP plc . . . . . . . . . . . . . . .             8,900             61,771
         British American Tobacco plc . . . .             5,737             69,365
         British Sky Broadcasting plc*. . . .             6,603             71,712
         BT Group plc . . . . . . . . . . . .             5,090             16,023
         Cadbury Schweppes plc. . . . . . . .             4,941             31,673
         Centrica plc . . . . . . . . . . . .             5,772             18,071
         Compass Group plc. . . . . . . . . .             5,168             29,796
         Diageo plc . . . . . . . . . . . . .             4,276             50,285
         EMI Group plc. . . . . . . . . . . .            36,556            108,559
         GlaxoSmithKline plc. . . . . . . . .             8,403            179,955
         Hilton Group plc . . . . . . . . . .             4,673             15,384
         HSBC Holdings plc. . . . . . . . . .            14,060            211,154
         Intercontinental Hotels Group plc* .             4,322             39,220
         Kingfisher plc . . . . . . . . . . .             4,500             21,573
         Lloyds TSB Group plc . . . . . . . .            14,758            102,491
         Marconi Corp. plc* . . . . . . . . .             6,398             59,280
         Marks & Spencer Group plc. . . . . .             1,818              8,877
         Pearson plc. . . . . . . . . . . . .             1,100             11,387
         Persimmon plc. . . . . . . . . . . .             3,300             26,012
         Prudential plc . . . . . . . . . . .             4,027             31,247
         Reed Elsevier plc. . . . . . . . . .             1,831             14,231
         Rexam plc. . . . . . . . . . . . . .             4,000             29,188
         Royal & Sun Alliance
          Insurance Group plc . . . . . . . .            19,900             29,633
         Royal Bank of Scotland Group plc . .             1,000             26,795
         Safeway plc. . . . . . . . . . . . .             2,100             10,334
         Shell Transport & Trading Co. plc. .            13,566             84,717
         Shire Pharmaceuticals Group plc* . .             3,700             28,035
         Signet Group plc . . . . . . . . . .             9,000             15,807
         Smith & Nephew plc . . . . . . . . .             3,083             24,497
         Smiths Group plc . . . . . . . . . .             1,035             12,321
         Tesco plc. . . . . . . . . . . . . .            11,179             44,817
         Trinity Mirror plc . . . . . . . . .             1,300             11,913
         Unilever plc . . . . . . . . . . . .             7,793             66,453
         Vodafone Group plc . . . . . . . . .           101,370            212,875
         Whitbread plc. . . . . . . . . . . .             3,600             45,879
         Wimpey (George) plc. . . . . . . . .             4,700             26,081
         Wolseley plc . . . . . . . . . . . .             2,305             28,251
         WPP Group plc. . . . . . . . . . . .             2,163             20,610

                                                                       -----------
          TOTAL UNITED KINGDOM  . . . . . . .                            2,047,616
                                                                       -----------
         UNITED STATES (1.3%)
         NTL, Inc.* . . . . . . . . . . . . .             1,538             94,941

AXA PREMIER FUNDS TRUST
AXA PREMIER INTERNATIONAL EQUITY FUND
PORTFOLIO OF INVESTMENTS (Continued)
October 31, 2003


                                                     NUMBER OF            VALUE

                                                       SHARES           (NOTE 1)
-----------------------------------------------------------------------------------

                                                                      $
         Wynn Resorts Ltd.* . . . . . . . . .             2,165             43,646

                                                                       -----------
          TOTAL UNITED STATES . . . . . . . .                              138,587
                                                                       -----------
         TOTAL COMMON STOCKS (98.1%)
          (Cost $9,144,952) . . . . . . . . .                           10,254,059
                                                                       -----------

         PREFERRED STOCKS:
         ITALY (0.2%)

         Telecom Italia S.p.A. (RNC)*                    10,800             18,732
          (Cost $18,941)  . . . . . . . . . .                          -----------
                                                     NUMBER OF

                                                       RIGHTS
                                                ----------------------

         RIGHTS:
         AUSTRALIA (0.0%)

         Australia & New Zealand                            672              2,055
          Banking Group Ltd.* . . . . . . . .                          -----------
         FRANCE (0.0%)
         Credit Agricole S.A.*. . . . . . . .               800                186
                                                                       -----------
         TOTAL RIGHTS (0.0%)
          (Cost $--). . . . . . . . . . . . .                                2,241
                                                                       -----------
                                                      PRINCIPAL
                                                         AMOUNT
                                                ----------------------

         LONG-TERM DEBT SECURITIES:
         UNITED KINGDOM (0.4%)
         Telewest Communications plc (h),
          9.88%, 2/1/10
          (Cost $27,684). . . . . . . . . . .        $   75,000             38,813
                                                                       -----------

                                                                             VALUE
                                                      PRINCIPAL            (NOTE 1)
                                                         AMOUNT
-----------------------------------------------------------------------------------

         SHORT-TERM DEBT SECURITIES:
         TIME DEPOSIT  (0.0%)
         J.P. Morgan Chase Nassau
          0.52%, 11/3/03
          (Amortized Cost $1,086) . . . . . .        $    1,086        $     1,086
                                                                       -----------
         TOTAL INVESTMENTS (98.7%)

          (Cost/Amortized Cost $9,192,663). .                           10,314,931
         OTHER ASSETS LESS LIABILITIES (1.3%)                              140,052
                                                                       -----------
         NET ASSETS (100%)  . . . . . . . . .                          $10,454,983
                                                                       ===========

* Non-income producing.
(S)Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At October 31, 2003, these securities amounted to $88,550 or 0.9% of net assets.
(h) Security in default, non-income producing.
  Glossary:
  ADR-- American Depositary Receipt
  RNC-- Risparmio Non-Convertible Savings Shares






--------------------------------------------------------------------------------


MARKET SECTOR DIVERSIFICATION
As a Percentage of Total Equity Investments

Consumer Discretionary . . . . . . . . .           18.8%
Consumer Staples . . . . . . . . . . . .            5.7
Energy . . . . . . . . . . . . . . . . .            6.6
Financials
Banks. . . . . . . . . . . . . . . . . .   17.1
Diversified Financials . . . . . . . . .    4.8
Insurance. . . . . . . . . . . . . . . .    3.9
Real Estate. . . . . . . . . . . . . . .    1.5
                                           ----
Total Financials . . . . . . . . . . . .           27.3
Health Care. . . . . . . . . . . . . . .            8.0
Industrials. . . . . . . . . . . . . . .            5.9
Information Technology . . . . . . . . .           14.2
Materials. . . . . . . . . . . . . . . .            4.8
Telecommunications Services. . . . . . .            7.1
Utilities. . . . . . . . . . . . . . . .            1.6
                                                  -----
                                                  100.0%
                                                  =====

AXA PREMIER FUNDS TRUST
AXA PREMIER INTERNATIONAL EQUITY FUND
PORTFOLIO OF INVESTMENTS (Concluded)
October 31, 2003
--------------------------------------------------------------------------------

At October 31, 2003 the Fund had the following futures contracts open: (Note 1)

                                                                           NUMBER OF  EXPIRATION   ORIGINAL  VALUE AT  UNREALIZED
PURCHASE                                                                   CONTRACTS     DATE       VALUE    10/31/03 APPRECIATION
--------                                                                   ---------  -----------  --------  --------  ---------
DJ Euro Stoxx. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     1      December-03  $29,923   $30,050     $127
                                                                                                                         ====



At October 31, 2003 the Fund had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

                                                 LOCAL
                                                CONTRACT    COST ON     U.S. $      UNREALIZED
                                                 AMOUNT   ORIGINATION  CURRENT    APPRECIATION/
                                                (000'S)      DATE       VALUE     (DEPRECIATION)
                                                -------------------------------------------------
FOREIGN CURRENCY BUY CONTRACTS
British Pound, expiring 12/17/03. . . . . . .    64,059    $105,140    $108,355     $  3,215
European Union, expiring 12/17/03 . . . . . .   167,041     191,372     193,943        2,577
Swiss Franc, expiring 12/17/03. . . . . . . .   134,248      99,520     100,645        1,121
                                                                                    --------
                                                                                       6,913
                                                                                    --------
FOREIGN CURRENCY SELL CONTRACTS
British Pound, expiring 12/17/03. . . . . . .    64,059     101,095     108,355       (7,261)
European Union, expiring 12/17/03 . . . . . .   167,041     186,334     193,943       (7,609)
Swiss Franc, expiring 12/17/03. . . . . . . .   134,248      96,717     100,645       (3,929)
                                                                                    --------
                                                                                     (18,799)
                                                                                    --------
                                                                                    $(11,886)
                                                                                    =======


Investment security transactions for the year ended October 31, 2003 were as follows:

COST OF PURCHASES:
Stocks and long-term
 corporate debt
 securities. . . . . . .                  $8,172,308
NET PROCEEDS OF SALES AND
 REDEMPTIONS:
Stocks and long-term
 corporate debt
 securities. . . . . . .                   7,878,536

As of October 31, 2003, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:


Aggregate gross
 unrealized appreciation                  $1,375,908
Aggregate gross
 unrealized depreciation                    (357,641)
                                          ----------
Net unrealized
 appreciation. . . . . .                  $1,018,267
                                          ==========
Federal income tax cost
 of investments. . . . .                  $9,296,664
                                          ==========


For the year ended October 31, 2003, the Fund incurred approximately $7 as brokerage commissions with Bernstein (Sanford C.) & Co., an affiliated broker/dealer.

The Fund has a net capital loss carryforward of $1,044,774, of which $393,532 expires in the year 2010 and $651,242 expires in 2011.



                       See Notes to Financial Statements.

AXA PREMIER FUNDS TRUST
AXA PREMIER TECHNOLOGY FUND
PORTFOLIO OF INVESTMENTS
October 31, 2003

                                                      NUMBER OF          VALUE

                                                       SHARES           (NOTE 1)
----------------------------------------------------------------------------------

         COMMON STOCKS:
         CONSUMER DISCRETIONARY (5.9%)
         INTERNET RETAIL (2.1%)
                                                                      $
         Amazon.com, Inc.* . . . . . . . . . .             420             22,856
         InterActiveCorp*. . . . . . . . . . .           3,673            134,836

                                                                       ----------
                                                                          157,692
                                                                       ----------
         MEDIA (3.8%)
         Comcast Corp., Class A* . . . . . . .             749             25,406
         COX Communications, Inc., Class A*. .           1,530             52,127
         EchoStar Communications Corp., Class
          A* . . . . . . . . . . . . . . . . .              85              3,257
         Macrovision Corp.*. . . . . . . . . .           1,250             27,463
         News Corp. Ltd. (ADR) . . . . . . . .             451             13,305
         Pixar, Inc.*. . . . . . . . . . . . .             740             50,919
         Time Warner, Inc.*. . . . . . . . . .           5,505             84,172
         Viacom, Inc., Class B . . . . . . . .             775             30,899

                                                                       ----------
                                                                          287,548
                                                                       ----------
          TOTAL CONSUMER DISCRETIONARY . . . .                            445,240
                                                                       ----------
         FINANCIALS (0.2%)
         DIVERSIFIED FINANCIALS (0.2%)
         Ameritrade Holding Corp.* . . . . . .             910             12,412
                                                                       ----------
         INDUSTRIALS (1.8%)
         AEROSPACE & DEFENSE (0.9%)
         Raytheon Co.. . . . . . . . . . . . .           2,495             66,067
                                                                       ----------
         COMMERCIAL SERVICES & SUPPLIES (0.4%)
         Digital River, Inc.*. . . . . . . . .             370             10,131
         First Data Corp.. . . . . . . . . . .             650             23,205

                                                                       ----------
                                                                           33,336
                                                                       ----------
         ELECTRICAL EQUIPMENT (0.3%)
         Nitto Denko Corp. . . . . . . . . . .             500             26,243
                                                                       ----------
         INDUSTRIAL CONGLOMERATES (0.2%)
         Tyco International Ltd. . . . . . . .             600             12,528
                                                                       ----------
          TOTAL INDUSTRIALS  . . . . . . . . .                            138,174
                                                                       ----------
         INFORMATION TECHNOLOGY (86.5%)
         APPLICATION SOFTWARE (14.6%)
         BEA Systems, Inc.*. . . . . . . . . .           7,390            102,721
         Business Objects S.A. (ADR)*. . . . .           1,725             56,683
         Citrix Systems, Inc.* . . . . . . . .           1,250             31,600
         Documentum, Inc.* . . . . . . . . . .             800             23,800
         Electronic Arts, Inc.*. . . . . . . .           2,165            214,421
         Intuit, Inc.* . . . . . . . . . . . .             750             37,485
         Macromedia, Inc.* . . . . . . . . . .           1,810             34,589
         Mercury Interactive Corp.*. . . . . .           2,130             98,917
         Red Hat, Inc.*. . . . . . . . . . . .           6,100             91,744
         SAP AG (ADR). . . . . . . . . . . . .           5,555            202,980
         Siebel Systems, Inc.* . . . . . . . .           2,840             35,756
         Symantec Corp.* . . . . . . . . . . .           2,098            139,832
         Trend Micro, Inc.*. . . . . . . . . .           1,100             30,318

                                                                       ----------
                                                                        1,100,846
                                                                       ----------
         COMPUTER HARDWARE (2.1%)
         Dell, Inc.* . . . . . . . . . . . . .           3,710            134,005
         Hewlett-Packard Co. . . . . . . . . .           1,170             26,103

                                                                       ----------
                                                                          160,108
                                                                       ----------
         COMPUTER STORAGE & PERIPHERALS (7.0%)
         EMC Corp.*. . . . . . . . . . . . . .           3,755             51,969
         Lexar Media, Inc.*. . . . . . . . . .           1,940             44,445
         McData Corp., Class A*. . . . . . . .           2,790             28,821
         Network Appliance, Inc.*. . . . . . .           2,560             63,181
         SanDisk Corp.*. . . . . . . . . . . .           2,310            186,186
         Seagate Technology. . . . . . . . . .           4,840            111,223
         Western Digital Corp.*. . . . . . . .           3,190             42,906

                                                                       ----------
                                                                          528,731
                                                                       ----------

                                                      NUMBER OF          VALUE

                                                       SHARES           (NOTE 1)
----------------------------------------------------------------------------------

         ELECTRONIC EQUIPMENT & INSTRUMENTS (4.9%)
                                                                      $
         Agere Systems, Inc., Class A* . . . .          12,500             43,500
         Agilent Technologies, Inc.* . . . . .           3,385             84,354
         Celestica, Inc.*. . . . . . . . . . .           1,400             19,880
         Flextronics International Ltd.* . . .           8,700            121,800
         Intersil Corp., Class A . . . . . . .             350              9,027
         KEMET Corp.*. . . . . . . . . . . . .             500              6,625
         Photon Dynamics, Inc.*. . . . . . . .             430             16,263
         Sanmina-SCI Corp.*. . . . . . . . . .           4,550             48,002
         Sharp Corp. . . . . . . . . . . . . .             700             11,022
         Vishay Intertechnology, Inc.* . . . .             700             13,125

                                                                       ----------
                                                                          373,598
                                                                       ----------
         INTERNET SOFTWARE & SERVICES (11.5%)
         aQuantive, Inc*.. . . . . . . . . . .           1,300             13,650
         Cognizant Technology
          Solutions Corp.* . . . . . . . . . .             850             38,581
         DoubleClick, Inc.*. . . . . . . . . .           4,550             37,902
         eBay, Inc.* . . . . . . . . . . . . .           3,460            193,552
         MicroStrategy, Inc., Class A* . . . .             900             49,500
         Netease.com Inc.,  (ADR)* . . . . . .             520             23,608
         NetFlix, Inc.*. . . . . . . . . . . .             330             18,909
         Retek, Inc.*. . . . . . . . . . . . .           3,130             31,394
         SINA Corp.* . . . . . . . . . . . . .           2,100             81,123
         Softbank Corp.. . . . . . . . . . . .           1,200             61,673
         Sohu.com, Inc.* . . . . . . . . . . .           2,480             85,560
         VeriSign, Inc.* . . . . . . . . . . .           2,490             39,516
         Yahoo Japan Corp.*. . . . . . . . . .               3             44,481
         Yahoo!, Inc.* . . . . . . . . . . . .           3,440            150,328

                                                                       ----------
                                                                          869,777
                                                                       ----------
         IT CONSULTING & SERVICES (2.1%)
         Affiliated Computer Services,
          Inc., Class A* . . . . . . . . . . .             450             22,019
         Computer Sciences Corp.*. . . . . . .             850             33,677
         Fiserv, Inc.* . . . . . . . . . . . .           1,025             36,203
         Infosys Technologies Ltd. (ADR) . . .             300             25,383
         NCR Corp.*. . . . . . . . . . . . . .           1,100             39,534

                                                                       ----------
                                                                          156,816
                                                                       ----------
         NETWORKING EQUIPMENT (5.0%)
         Brocade Communications
          Systems, Inc.* . . . . . . . . . . .           1,410              9,235
         Cisco Systems, Inc.*. . . . . . . . .          12,435            260,886
         Foundry Networks, Inc.* . . . . . . .           1,010             23,493
         Juniper Networks, Inc.* . . . . . . .           4,510             81,135

                                                                       ----------
                                                                          374,749
                                                                       ----------
         OFFICE ELECTRONICS (0.2%)
         Canon, Inc. . . . . . . . . . . . . .             360             17,421
                                                                       ----------
         SEMICONDUCTOR EQUIPMENT (5.6%)
         Applied Materials, Inc.*. . . . . . .           4,500            105,165
         ASML Holding N.V. (N.Y. Shares)*. . .           2,110             37,030
         ChipPAC, Inc., Class A* . . . . . . .           5,855             48,831
         KLA-Tencor Corp.* . . . . . . . . . .           1,325             75,962
         Lam Research Corp.* . . . . . . . . .             700             20,118
         Marvell Technology Group Ltd.*. . . .           2,285            100,243
         Teradyne, Inc.* . . . . . . . . . . .           1,395             31,778

                                                                       ----------
                                                                          419,127
                                                                       ----------
         SEMICONDUCTORS (17.1%)
         Altera Corp.* . . . . . . . . . . . .           5,980            120,975
         Amkor Technology, Inc.* . . . . . . .           1,047             19,736
         Broadcom Corp., Class A*. . . . . . .           1,100             35,145
         Cypress Semiconductor Corp.*. . . . .           2,190             46,997
         Fairchild Semiconductor
          International, Inc., Class A*. . . .           1,820             41,132
         Intel Corp. . . . . . . . . . . . . .           7,575            250,354
         Linear Technology Corp. . . . . . . .             850             36,219
         Maxim Integrated Products, Inc. . . .             575             28,583
         National Semiconductor Corp.* . . . .           2,310             93,855

AXA PREMIER FUNDS TRUST
AXA PREMIER TECHNOLOGY FUND
PORTFOLIO OF INVESTMENTS (Continued)
October 31, 2003


                                                     NUMBER OF             VALUE
                                                                          (NOTE 1)
                                                       SHARES
----------------------------------------------------------------------------------
                                                                      $
         Power Integrations, Inc.* . . . . . .             340             11,839
         Samsung Electronics Co., Ltd. (GDR)(S)            816            163,200
         Silicon Laboratories, Inc.* . . . . .             910             49,122
         Taiwan Semiconductor
          Manufacturing Co., Ltd. (ADR)* . . .          15,807            174,825
         Texas Instruments, Inc. . . . . . . .           4,230            122,332
         United Microelectronics
          Corp. (ADR)* . . . . . . . . . . . .           5,600             29,400
         Xilinx, Inc.* . . . . . . . . . . . .           2,220             70,374

                                                                       ----------
                                                                        1,294,088
                                                                       ----------
         SYSTEMS SOFTWARE (7.9%)
         Adobe Systems, Inc. . . . . . . . . .           1,630             71,459
         Cognos, Inc.* . . . . . . . . . . . .             700             24,129
         Computer Associates
          International, Inc.. . . . . . . . .             870             20,462
         Microsoft Corp. . . . . . . . . . . .           6,415            167,752
         Network Associates, Inc.* . . . . . .           1,580             22,009
         Oracle Corp.* . . . . . . . . . . . .           7,890             94,365
         VERITAS Software Corp.* . . . . . . .           4,330            156,530
         Wind River Systems* . . . . . . . . .           6,485             43,450

                                                                       ----------
                                                                          600,156
                                                                       ----------
         TELECOMMUNICATIONS EQUIPMENT (8.5%)
         Alcatel S.A. (ADR)* . . . . . . . . .           1,970             25,965
         Alcatel S.A.* . . . . . . . . . . . .           3,750             49,479
         Amdocs Ltd.*. . . . . . . . . . . . .           3,155             67,706
         Comverse Technology, Inc.*. . . . . .           4,060             73,242
         Corning, Inc.*. . . . . . . . . . . .           8,785             96,459
         Motorola, Inc.. . . . . . . . . . . .           1,800             24,354
         Nokia OYJ (ADR) . . . . . . . . . . .           4,410             74,926
         QUALCOMM, Inc.. . . . . . . . . . . .           2,775            131,813
         Sycamore Networks, Inc.*. . . . . . .           4,470             22,350
         UTStarcom, Inc.*. . . . . . . . . . .           2,280             71,820

                                                                       ----------
                                                                          638,114
                                                                       ----------
          TOTAL INFORMATION TECHNOLOGY . . . .                          6,533,531
                                                                       ----------
         TELECOMMUNICATION SERVICES (1.0%)
         DIVERSIFIED TELECOMMUNICATION SERVICES (0.4%)
         Lastminute.com plc* . . . . . . . . .           6,250             31,447
                                                                       ----------
         WIRELESS TELECOMMUNICATION SERVICES (0.6%)
         Vodafone Group plc (ADR). . . . . . .           2,100             44,415
                                                                       ----------
          TOTAL TELECOMMUNICATION SERVICES . .                             75,862
                                                                       ----------
         TOTAL COMMON STOCKS (95.4%)
          (Cost $5,939,667). . . . . . . . . .                          7,205,219
                                                                       ----------

                                                      NUMBER OF          VALUE

                                                      WARRANTS          (NOTE 1)
----------------------------------------------------------------------------------

         WARRANTS:
         INFORMATION TECHNOLOGY (0.8%)
         COMPUTER HARDWARE (0.3%)

                                                                      $
         Asustek Computer, Inc., 4/18/08*(S) .           7,700             20,490
                                                                       ----------
         COMPUTER STORAGE & PERIPHERALS (0.5%)

         Hon Hai Precision                               8,180             36,401
          Industry Co. Ltd., 1/15/04*. . . . .                         ----------
         TOTAL WARRANTS (0.8%)
          (Cost $42,966) . . . . . . . . . . .                             56,891
                                                                       ----------


                                                      ----------------

         SHORT-TERM DEBT SECURITIES:
         TIME DEPOSIT (2.9%)
         J.P. Morgan Chase Nassau
          0.52%, 11/3/03
          (Amortized Cost $221,432). . . . . .        $221,432            221,432
                                                                       ----------
         TOTAL INVESTMENTS (99.1%)
          (Cost/Amortized Cost $6,204,065) . .                          7,483,542
         OTHER ASSETS LESS LIABILITIES  (0.9%)                             67,840
                                                                       ----------
         NET ASSETS (100%) . . . . . . . . . .                         $7,551,382
                                                                       ==========

 ---------

* Non-income producing.
** Includes Short-Term Debt Securities of 2.9%
(S)Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At October 31, 2003, these securities amounted to $183,690 or 2.4% of net assets.
  Glossary:
  ADR-- American Depositary Receipt
  GDR-- Global Depositary Receipt




--------------------------------------------------------------------------------
DISTRIBUTION OF INVESTMENTS BY GLOBAL REGION
As a Percentage of Total Investments

Australia . . . . . . . . . . . .       0.2%
Bermuda . . . . . . . . . . . . .             1.3
Canada. . . . . . . . . . . . . .             0.6
Cayman Islands. . . . . . . . . .             1.5
China . . . . . . . . . . . . . .             1.5
Finland . . . . . . . . . . . . .             1.0
France. . . . . . . . . . . . . .             1.8
Germany . . . . . . . . . . . . .             2.7
India . . . . . . . . . . . . . .             0.3
Japan . . . . . . . . . . . . . .             2.6
Netherlands . . . . . . . . . . .             0.5
South Korea . . . . . . . . . . .             2.2
Taiwan. . . . . . . . . . . . . .             2.7
United Kingdom. . . . . . . . . .             3.8
United States **. . . . . . . . .            77.3
                                     ------------
                                            100.0%
                                     ============

AXA PREMIER FUNDS TRUST
AXA PREMIER TECHNOLOGY FUND
PORTFOLIO OF INVESTMENTS (Concluded)
October 31, 2003
--------------------------------------------------------------------------------
Options written for the year ended October 31, 2003, were as follows:

                                                                        TOTAL          TOTAL
                                                                      NUMBER OF      PREMIUMS
                                                                      CONTRACTS      RECEIVED
                                                                     ------------  -------------
Options Outstanding -- November 1, 2002. . . . . . . . . . . . . .       101         $ 21,369
Options Written. . . . . . . . . . . . . . . . . . . . . . . . . .        74           15,742
Options Terminated in Closing Purchase Transactions. . . . . . . .      (120)         (26,508)
Options Expired. . . . . . . . . . . . . . . . . . . . . . . . . .       (16)          (5,189)
Options Exercised. . . . . . . . . . . . . . . . . . . . . . . . .       (39)          (5,414)
                                                                        ----         --------
Options Outstanding -- October 31, 2003. . . . . . . . . . . . . .        --         $     --
                                                                        ====         ========



Investment security transactions for the year ended October 31, 2003 were as follows:

COST OF PURCHASES:
Stocks and long-term
 corporate debt
 securities. . . . . .                   $7,071,779
NET PROCEEDS OF SALES
 AND REDEMPTIONS:
Stocks and long-term
 corporate debt
 securities. . . . . .                    6,522,864

As of October 31, 2003 the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross
 unrealized
 appreciation. . . . .                   $1,283,388
Aggregate gross
 unrealized
 depreciation. . . . .                     (297,889)
                                         ----------
Net unrealized
 appreciation. . . . .                   $  985,499
                                         ==========
Federal income tax cost
 of investments. . . .                   $6,498,043
                                         ==========


For the year ended October 31, 2003, the Fund incurred approximately $200 as brokerage commissions with Bernstein (Sanford C.) & Co., an affiliated broker/dealer.

The Fund has a net capital loss carryforward of $1,343,138 which expires in the year 2010.

The Fund utilized net capital loss carryforward of $50,631 during 2003.


                       See Notes to Financial Statements.

AXA PREMIER FUNDS TRUST
AXA PREMIER HEALTH CARE FUND
PORTFOLIO OF INVESTMENTS
October 31, 2003

                                                      NUMBER OF          VALUE

                                                       SHARES           (NOTE 1)
----------------------------------------------------------------------------------

         COMMON STOCKS:
         HEALTH CARE (94.8%)
         BIOTECHNOLOGY (17.6%)
         Amgen, Inc.*. . . . . . . . . . . . .           3,600        $   222,336
         Amylin Pharmaceuticals, Inc.* . . . .           4,700            128,451
         Biogen, Inc.* . . . . . . . . . . . .             600             24,282
         Caliper Technologies Corp.* . . . . .             100                561
         Applera Corp.-Celera Genomics Group*            4,100             54,817
         Cephalon, Inc.* . . . . . . . . . . .           1,350             63,396
         Ciphergen Biosystems, Inc.* . . . . .           2,100             22,911
         Exelixis, Inc.* . . . . . . . . . . .           3,900             28,977
         Genentech, Inc.*. . . . . . . . . . .           1,300            106,561
         Genzyme Corp. - General Division* . .           2,300            105,570
         Gilead Sciences, Inc.*. . . . . . . .             500             27,290
         Human Genome Sciences, Inc.*. . . . .           1,500             20,865
         ICOS Corp.* . . . . . . . . . . . . .           1,150             53,728
         IDEC Pharmaceuticals Corp.* . . . . .           3,250            114,173
         Ilex Oncology, Inc.*. . . . . . . . .             900             18,774
         InterMune, Inc.*. . . . . . . . . . .             100              2,000
         Isis Pharmaceuticals, Inc.* . . . . .           8,000             53,200
         Kyphon, Inc.* . . . . . . . . . . . .             800             22,040
         Medicines Co.*. . . . . . . . . . . .           1,400             37,310
         Millennium Pharmaceuticals, Inc.* . .           4,200             66,864
         Monsanto Co.. . . . . . . . . . . . .           1,380             34,569
         Myogen , Inc.*. . . . . . . . . . . .             300              4,800
         Neurocrine Biosciences, Inc.* . . . .             200              9,366
         Protein Design Labs, Inc.*. . . . . .             750             10,110
         Regeneron Pharmaceuticals, Inc.*. . .           1,200             16,608
         Repligen Corp.* . . . . . . . . . . .             100                506
         Serono S.A., Class B. . . . . . . . .             102             70,426
         Telik, Inc.*. . . . . . . . . . . . .           1,400             28,448
         Vertex Pharmaceuticals, Inc.* . . . .           1,200             15,744

                                                                       ----------
                                                                        1,364,683
                                                                       ----------
         COMMERCIAL SERVICES AND SUPPLIES (0.1%)
         Cerner Corp.* . . . . . . . . . . . .             200              8,474
                                                                       ----------
         HEALTH CARE DISTRIBUTORS & SERVICES (8.5%)
         AdvancePCS* . . . . . . . . . . . . .           1,100             56,617
         AmerisourceBergen Corp. . . . . . . .           1,250             70,962
         Cardinal Health, Inc. . . . . . . . .           1,600             94,944
         Covance, Inc.*. . . . . . . . . . . .           1,600             41,648
         Dendrite International, Inc.* . . . .             200              3,020
         Gambro AB, Class A. . . . . . . . . .           5,610             41,711
         Laboratory Corp of America Holdings*.             300             10,635
         McKesson Corp.. . . . . . . . . . . .           6,010            181,923
         Medco Health Solutions, Inc.* . . . .           3,300            109,560
         Nektar Therapeutics*. . . . . . . . .           3,400             44,676

                                                                       ----------
                                                                          655,696
                                                                       ----------
         HEALTH CARE EQUIPMENT (13.4%)
         Abgenix, Inc.*. . . . . . . . . . . .           3,200             39,200
         ATS Medical, Inc.*. . . . . . . . . .           5,200             20,072
         Baxter International, Inc.. . . . . .           2,100             55,818
         Beckman Coulter, Inc. . . . . . . . .           1,100             54,615
         Becton, Dickinson & Co. . . . . . . .           2,700             98,712
         Boston Scientific Corp.*. . . . . . .           1,100             74,492
         Edwards Lifesciences Corp*. . . . . .           1,500             43,500
         Guidant Corp. . . . . . . . . . . . .           5,800            295,858
         Medtronic, Inc. . . . . . . . . . . .           1,500             68,355
         St. Jude Medical, Inc.* . . . . . . .           1,200             69,792
         Stryker Corp. . . . . . . . . . . . .             700             56,777
         Therasense, Inc.* . . . . . . . . . .           1,400             25,592
         Varian Medical Systems, Inc.* . . . .             700             44,758
         Wilson Greatbatch Technologies, Inc.*           1,400             52,780
         Wright Medical Group, Inc.* . . . . .           1,450             42,557

                                                                       ----------
                                                                        1,042,878
                                                                       ----------
         HEALTH CARE FACILITIES (1.6%)

         Community Health Systems, Inc.* . . .           2,000             48,040

                                                      NUMBER OF          VALUE

                                                       SHARES           (NOTE 1)
----------------------------------------------------------------------------------

         HCA, Inc. . . . . . . . . . . . . . .             900        $    34,425
         VCA Antech, Inc.* . . . . . . . . . .           1,350             38,124

                                                                       ----------
                                                                          120,589
                                                                       ----------
         HEALTH CARE SUPPLIES (0.3%)
         Viasys Healthcare, Inc.*. . . . . . .           1,400             25,270
                                                                       ----------
         MANAGED HEALTH CARE (7.2%)
         Aetna, Inc. . . . . . . . . . . . . .             450             25,835
         Anthem, Inc.* . . . . . . . . . . . .           1,700            116,331
         HMS Holdings Corp.* . . . . . . . . .          41,000            120,130
         PacifiCare Health Systems, Inc.*. . .           2,300            136,850
         UnitedHealth Group, Inc.. . . . . . .           2,150            109,392
         WellPoint Health Networks, Inc.*. . .             600             53,340

                                                                       ----------
                                                                          561,878
                                                                       ----------
         PHARMACEUTICALS (46.1%)
         Abbott Laboratories . . . . . . . . .           6,300            268,506
         Adolor Corp.* . . . . . . . . . . . .           1,000             18,270
         Akzo Nobel N.V. . . . . . . . . . . .             100              3,162
         Allergan, Inc.. . . . . . . . . . . .             700             52,934
         Alpharma, Inc., Class A . . . . . . .           1,000             18,200
         Altana AG . . . . . . . . . . . . . .             100              6,301
         Angiotech Pharmaceuticals, Inc.*. . .             400             18,292
         AstraZeneca plc (ADR) . . . . . . . .           3,100            147,808
         AtheroGenics, Inc.* . . . . . . . . .           1,100             18,139
         Aventis S.A.. . . . . . . . . . . . .           2,300            121,789
         Aventis S.A. (ADR). . . . . . . . . .           1,700             90,032
         Axcan Pharma, Inc.* . . . . . . . . .           1,900             24,966
         Barr Laboratories, Inc.*. . . . . . .             600             46,062
         BioMarin Pharmaceuticals, Inc.* . . .             800              5,600
         Bristol-Myers Squibb Co.. . . . . . .           3,000             76,110
         Chugai Pharmaceutical Co., Ltd. . . .           3,700             52,706
         Connetics Corp.*. . . . . . . . . . .             900             16,119
         CV Therapeutics, Inc.*. . . . . . . .           2,800             49,364
         Eisai Co., Ltd. . . . . . . . . . . .           7,000            164,279
         Elan Corp. plc (ADR)* . . . . . . . .           3,700             18,981
         Eli Lilly & Co. . . . . . . . . . . .           3,200            213,184
         Forest Laboratories, Inc.*. . . . . .             800             40,008
         Fujisawa Pharmaceutical Co., Ltd. . .           5,000            103,243
         Inamed Corp.* . . . . . . . . . . . .             150             12,955
         Kyorin Pharmaceutical Co. . . . . . .           6,000             90,326
         Ligand Pharmaceuticals Inc., Class B*           1,400             19,292
         MedImmune, Inc.*. . . . . . . . . . .           1,450             38,657
         MGI Pharma, Inc.* . . . . . . . . . .             600             22,536
         Mylan Laboratories, Inc.. . . . . . .           2,025             48,904
         Novartis AG (Registered). . . . . . .             670             25,539
         Novo-Nordisk A/S, Class B . . . . . .             100              3,597
         OSI Pharmaceuticals, Inc.*. . . . . .           1,800             50,400
         Pfizer, Inc.. . . . . . . . . . . . .          18,110            572,276
         Pharmaceutical Resources, Inc.* . . .             350             25,298
         Roche Holding AG. . . . . . . . . . .             600             49,650
         Sankyo Co., Ltd.. . . . . . . . . . .           3,000             48,028
         Sanofi-Synthelabo S.A.. . . . . . . .           2,000            123,805
         Schering-Plough Corp. . . . . . . . .           8,200            125,214
         Shionogi & Co., Ltd.. . . . . . . . .           3,000             50,348
         SICOR, Inc.*. . . . . . . . . . . . .             400             10,720
         Takeda Chemical Industries Ltd. . . .           3,400            120,307
         Teva Pharmaceutical
          Industries Ltd. (ADR). . . . . . . .           1,350             76,801
         United Therapeutics Corp.*. . . . . .           1,000             20,130
         Watson Pharmaceuticals, Inc.* . . . .           1,500             58,905
         Wyeth . . . . . . . . . . . . . . . .           6,675            294,634
         Yamanouchi Pharmaceutical Co., Ltd. .           4,500            112,976

                                                                       ----------
                                                                        3,575,353
                                                                       ----------
          TOTAL HEALTH CARE  . . . . . . . . .                          7,354,821
                                                                       ----------

AXA PREMIER FUNDS TRUST
AXA PREMIER HEALTH CARE FUND
PORTFOLIO OF INVESTMENTS (Concluded)
October 31, 2003


                                                     NUMBER OF          VALUE

                                                       SHARES           (NOTE 1)
----------------------------------------------------------------------------------

         MATERIALS (0.3%)
         CHEMICALS (0.3%)

         Bayer AG. . . . . . . . . . . . . . .           1,100         $   26,329
                                                                       ----------
         TOTAL COMMON STOCKS (95.1%)
          (Cost $6,918,338). . . . . . . . . .                          7,381,150
                                                                       ----------
                                                      PRINCIPAL

                                                       AMOUNT
                                                 ---------------------

         SHORT-TERM DEBT SECURITIES:
         TIME DEPOSIT (1.1%)

         J.P. Morgan Chase Nassau                     $ 85,493
          0.52%, 11/3/03 . . . . . . . . . . .                             85,493
                                                                       ----------
         U.S. GOVERNMENT AGENCIES (1.9%)

         Federal Home Loan Bank                        145,000            144,989
          (Discount Note), 11/3/03 . . . . . .                         ----------
                                                                         VALUE

                                                                        (NOTE 1)
----------------------------------------------------------------------------------
         TOTAL SHORT-TERM DEBT SECURITIES (3.0%)
          (Amortized Cost $230,482). . . . . .                         $  230,482
                                                                       ----------
         TOTAL INVESTMENTS (98.1%)

          (Cost/Amortized Cost $7,148,820) . .                          7,611,632
         OTHER ASSETS LESS LIABILITIES (1.9%)                             150,425
                                                                       ----------
         NET ASSETS (100%) . . . . . . . . . .                         $7,762,057
                                                                       ==========

 ---------

* Non-income producing.
  Glossary:
  ADR-- American Depositary Receipt







--------------------------------------------------------------------------------
Investment security transactions for the year ended October 31, 2003 were as follows:

COST OF PURCHASES:
Stocks and long-term
 corporate debt securities                 $6,924,601
NET PROCEEDS OF SALES AND
 REDEMPTIONS:
Stocks and long-term
 corporate debt securities                  6,956,305

As of October 31, 2003, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized
 appreciation. . . . . . .                 $  707,310
Aggregate gross unrealized
 depreciation. . . . . . .                   (445,748)
                                           ----------
Net unrealized appreciation                $  261,562
                                           ==========
Federal income tax cost of
 investments . . . . . . .                 $7,350,070
                                           ==========


The Fund has a net capital loss carryforward of $547,323, of which $499,529 expires in the year 2010 and $47,794 expires in 2011.


                       See Notes to Financial Statements.

AXA PREMIER FUNDS TRUST
AXA PREMIER CORE BOND FUND
PORTFOLIO OF INVESTMENTS
October 31, 2003

                                                    PRINCIPAL            VALUE

                                                      AMOUNT            (NOTE 1)
-----------------------------------------------------------------------------------

         LONG-TERM DEBT SECURITIES:
         CONSUMER DISCRETIONARY (3.8%)
         AUTOMOBILES (0.6%)
         DaimlerChrysler AG
                                                    $                $
          7.45%, 3/1/27. . . . . . . . . . .            25,000              24,805
         DaimlerChrysler NA Holdings Corp.
          4.75%, 1/15/08 . . . . . . . . . .            40,000              39,967
          3.75%, 6/4/08. . . . . . . . . . .            75,000              72,500
          8.50%, 1/18/31 . . . . . . . . . .            16,000              17,944
         Ford Motor Co.
          7.45%, 7/16/31 . . . . . . . . . .            61,000              54,796
         General Motors Corp.
          8.25%, 7/15/23 . . . . . . . . . .            50,000              52,597

                                                                      ------------
                                                                           262,609
                                                                      ------------
         CASINOS & GAMING (0.4%)
         International Game Technology
          7.88%, 5/15/04 . . . . . . . . . .           110,000             113,352
         MGM Mirage, Inc.
          6.63%, 2/1/05. . . . . . . . . . .            20,000              20,875
         Park Place Entertainment Corp.
          7.50%, 9/1/09. . . . . . . . . . .            46,000              50,140

                                                                      ------------
                                                                           184,367
                                                                      ------------
         HOTELS (0.3%)
         ITT Corp.
          6.75%, 11/15/03. . . . . . . . . .           100,000             100,092
                                                                      ------------
         MEDIA (2.3%)
         British Sky Broadcasting plc
          8.20%, 7/15/09 . . . . . . . . . .            50,000              58,253
         Clear Channel Communications, Inc.
          7.65%, 9/15/10 . . . . . . . . . .            40,000              46,589
         Comcast Cable Communications, Inc.
          6.38%, 1/30/06 . . . . . . . . . .            35,000              37,697
          6.20%, 11/15/08. . . . . . . . . .            20,000              21,799
          6.88%, 6/15/09 . . . . . . . . . .            40,000              44,734
          6.50%, 1/15/15 . . . . . . . . . .            94,000             100,705
          7.05%, 3/15/33 . . . . . . . . . .            25,000              26,635
         CSC Holdings, Inc.
          7.63%, 4/1/11. . . . . . . . . . .            50,000              51,000
         News America, Inc.
          7.75%, 1/20/24 . . . . . . . . . .            10,000              11,458
         PanAmSat Corp.
          6.13%, 1/15/05 . . . . . . . . . .            50,000              51,000
         Rogers Cablesystems Ltd.
          Series B
          10.00%, 3/15/05. . . . . . . . . .            50,000              53,750
         TCI Communications, Inc.
          7.13%, 2/15/28 . . . . . . . . . .            25,000              26,511
         Time Warner, Inc.
          7.57%, 2/1/24. . . . . . . . . . .            15,000              16,565
          9.15%, 2/1/23. . . . . . . . . . .            10,000              12,480
          6.63%, 5/15/29 . . . . . . . . . .           157,000             156,996
         Turner Broadcasting Systems, Inc.
          7.40%, 2/1/04. . . . . . . . . . .            50,000              50,680
         Walt Disney Co.
          5.13%, 12/15/03. . . . . . . . . .           200,000             200,915

                                                                      ------------
                                                                           967,767
                                                                      ------------
         SPECIALTY STORES (0.2%)
         Wal-Mart Stores, Inc.
          3.38%, 10/1/08 . . . . . . . . . .            85,000              83,862
                                                                      ------------
          TOTAL CONSUMER DISCRETIONARY . . .                             1,598,697
                                                                      ------------
         CONSUMER STAPLES (1.0%)
         FOOD PRODUCTS (0.4%)
         Cadbury Schweppes U.S. Finance LLC
          5.13%, 10/1/13(S)  . . . . . . . .            10,000               9,919
         General Mills, Inc.
          5.13%, 2/15/07 . . . . . . . . . .            30,000              31,945
                                                    PRINCIPAL            VALUE

                                                      AMOUNT            (NOTE 1)
-----------------------------------------------------------------------------------

                                                    $                $
          6.00%, 2/15/12 . . . . . . . . . .             5,000               5,346
         Kellogg Co.
          6.60%, 4/1/11. . . . . . . . . . .            30,000              33,518
         Kraft Foods, Inc.
          5.25%, 6/1/07. . . . . . . . . . .            40,000              42,447
          5.63%, 11/1/11 . . . . . . . . . .            60,000              62,404

                                                                      ------------
                                                                           185,579
                                                                      ------------
         FOOD RETAIL (0.6%)
         Kroger Co.
          5.50%, 2/1/13. . . . . . . . . . .            51,000              51,733
         Safeway, Inc.
          3.63%, 11/5/03 . . . . . . . . . .           200,000             200,016

                                                                      ------------
                                                                           251,749
                                                                      ------------
          TOTAL CONSUMER STAPLES . . . . . .                               437,328
                                                                      ------------
         ENERGY (0.6%)
         INTEGRATED OIL & GAS (0.2%)
         Amerada Hess Corp.
          7.30%, 8/15/31 . . . . . . . . . .            10,000              10,046
         Conoco, Inc.
          6.95%, 4/15/29 . . . . . . . . . .            40,000              44,811
         Phillips Petroleum Co.
          7.00%, 3/30/29 . . . . . . . . . .            20,000              22,504

                                                                      ------------
                                                                            77,361
                                                                      ------------
         OIL & GAS EXPLORATION & PRODUCTION (0.3%)
         Anadarko Finance Co.
          7.50%, 5/1/31. . . . . . . . . . .            10,000              11,720
         Anadarko Petroleum Corp.
          5.38%, 3/1/07. . . . . . . . . . .            30,000              32,138
         Conoco Canada Resources Ltd.
          8.35%, 8/1/06. . . . . . . . . . .            20,000              22,763
         Devon Financing Corp.
          7.88%, 9/30/31 . . . . . . . . . .            30,000              35,498
         Panhandle Eastern Pipe Line
          6.05%, 8/15/13(S). . . . . . . . .            30,000              31,117

                                                                      ------------
                                                                           133,236
                                                                      ------------
         OIL & GAS REFINING & MARKETING (0.1%)
         Valero Logistics Operations LP
          6.05%, 3/15/13 . . . . . . . . . .            35,000              35,876
                                                                      ------------
          TOTAL ENERGY . . . . . . . . . . .                               246,473
                                                                      ------------
         FINANCIALS (96.7%)
         ASSET BACKED (5.7%)
         Ameriquest Mortgage Securities, Inc.,
          Series 03-1 A2
          1.53%, 2/25/33 (l) . . . . . . . .            40,010              40,061
          Series 03-2 A
          1.53%, 3/25/33 (l) . . . . . . . .            42,081              42,134
         Amortizing Residential Collateral Trust,
          Series 02-BC3M A.
          1.39%, 6/25/32 (l) . . . . . . . .           168,575             168,390
         Argent Securities, Inc.,
          Series 03-W3 AV1B
          1.57%, 9/25/33 +(l)  . . . . . . .            99,327              99,418
         Bank of America Funding Corp.,
          Series 03-1 A1
          6.00%, 5/20/33 . . . . . . . . . .            68,409              68,732
         Bear Stearns Asset Backed
          Securities, Inc.,
          Series 02-2 A1
          1.45%, 10/25/32 (l)  . . . . . . .            83,776              83,856
         Centex Home Equity,
          Series 03-C AV
          1.42%, 9/25/33 +(l)  . . . . . . .            49,708              49,071

AXA PREMIER FUNDS TRUST
AXA PREMIER CORE BOND FUND
PORTFOLIO OF INVESTMENTS (Continued)
October 31, 2003

                                                   PRINCIPAL            VALUE

                                                      AMOUNT            (NOTE 1)
-----------------------------------------------------------------------------------

         Chase Funding Loan Acquisition Trust,
          Series 01-C3 A. .
          1.47%, 7/25/31 (l) . . . . . . . .        $   25,651       $      25,680
          Series 01-FF1 A2
          1.36%, 4/25/31 (l) . . . . . . . .            98,394              98,408
         Citibank Credit Card Issuance Trust,
          Series 03-A6 A6
          2.90%, 5/17/10 . . . . . . . . . .           250,000             243,005
         Countrywide Asset Backed
          Certificates,
          Series 03-BC3 A1
          1.22%, 5/25/21 (l) . . . . . . . .           134,445             134,381
         Credit Suisse First Boston Mortgage
          Securities Corp.,
          Series 01-HE17 A1
          1.43%, 12/25/31 (l)  . . . . . . .            18,743              18,719
          Series 02-HE4 A2
          1.56%, 8/25/32 (l) . . . . . . . .            39,962              40,032
         Financial Assets Securities Corp.,
          Series 03-1A A1
          1.25%, 9/27/33 +(S)(b)(l)  . . . .            44,760              44,141
         Fremont Home Loan Trust,
          Series 03-1 A2
          1.46%, 2/25/33 +(l)  . . . . . . .           108,203             108,069
         GMAC Mortgage Corp. Loan Trust,
          Series 99-HLTV A1
          1.51%, 11/18/25 (l)  . . . . . . .            64,143              64,192
         Goldman Sachs AMP Trust,
          Series 02-NC1 A2
          1.44%, 7/25/32 (l) . . . . . . . .            54,692              54,636
         Home Equity Asset Trust,
          Series 02-1 A4
          1.42%, 11/25/32 (l)  . . . . . . .            54,660              54,579
          Series 02-4 A2
          1.53%, 3/25/33 (l) . . . . . . . .            34,874              34,915
          Series 03-5 A1
          1.54%, 1/25/34 (l) . . . . . . . .            48,647              48,714
         Irwin Home Equity,
          Series 03-C 2A
          1.64%, 6/25/28 +(l)  . . . . . . .            38,521              37,943
         Merrill Lynch Mortgage
          Investors, Inc.,
          Series 02-AFC1 AV1
          1.49%, 4/25/31 (l) . . . . . . . .            69,964              70,030
         Morgan Stanley Dean
          Witter Capital I,
          Series 03-HE2 A2
          1.46%, 8/25/33 +(l)  . . . . . . .            97,815              97,678
          Series 02-HE1 A2
          1.45%, 7/25/32 (l) . . . . . . . .            53,900              53,843
         Nissan Auto Receivables
          Owner Trust,
          Series 02-B A3
          3.99%, 12/15/05. . . . . . . . . .           183,778             186,001
          Racers,
          Series 97-R-8-3
          1.43%, 8/15/07+(S)(l)  . . . . . .           100,000              98,985
         Renaissance Home Equity
          Loan Trust,
          Series 03-2A
          1.56%, 8/25/33 +(l)  . . . . . . .            29,263              29,304
          Series 03-3 A
          1.62%, 12/25/33 +(l) . . . . . . .            49,889              49,801
         Salomon Brothers Mortgage Securities
          VII,
          Series 02-CIT1 A
          1.42%, 3/25/32 (l) . . . . . . . .            29,961              29,912

                                                    PRINCIPAL            VALUE

                                                      AMOUNT            (NOTE 1)
-----------------------------------------------------------------------------------

         Saxon Asset Securities Trust,
          Series 02-3 AV
          1.52%, 12/25/32 (l)  . . . . . . .        $   33,633       $      33,677
         Structured Asset Securities Corp.,
          Series 03-AL2 A
          3.36%, 1/25/31(S)  . . . . . . . .           150,566             144,289
         Terwin Mortgage Trust,
          Series 03-1SL A1
          1.70%, 9/25/33 +(S)(l) . . . . . .            50,541              50,613

                                                                      ------------
                                                                         2,403,209
                                                                      ------------
         BANKS (0.9%)
         Bank of America Corp.
          3.88%, 1/15/08 . . . . . . . . . .            30,000              30,431
          7.40%, 1/15/11 . . . . . . . . . .            20,000              23,344
          4.88%, 9/15/12 . . . . . . . . . .            25,000              24,943
         HSBC Capital Funding LP
          10.18%, 12/29/49(S)(l) . . . . . .           100,000             145,153
         Royal Bank of Scotland
          Group plc
          9.12%, 12/31/49. . . . . . . . . .           125,000             155,605
         U.S. Bancorp
          3.95%, 8/23/07 . . . . . . . . . .            15,000              15,319

                                                                      ------------
                                                                           394,795
                                                                      ------------
         COLLATERALIZED MORTGAGE OBLIGATIONS (6.7%)
         ABN Amro Mortgage Corp.,
          Series 02-3 A4
          6.50%, 4/15/11 . . . . . . . . . .            24,501              24,643
         Bank of America
          Mortgage Securities,
          Series 03-5 2A1
          5.00%, 7/25/18 . . . . . . . . . .           193,367             198,809
          Series 02-K 2A1
          5.77%, 10/20/32 (l)  . . . . . . .            80,832              82,432
         Bear Stearns Adjustable Rate
          Mortgage Trust,
          Series 02-2 IIIA
          6.78%, 6/25/31 (l) . . . . . . . .            14,501              14,745
          Series 03-2 A2
          1.57%, 3/25/43 (l) . . . . . . . .            82,551              82,711
         CDC Mortgage Capital Trust,
          Series 02-HE2 A
          1.41%, 1/25/33 (l) . . . . . . . .           108,236             108,131
         Cendant Mortgage Corp.
          6.00%, 12/25/33+(S)(b) . . . . . .            40,000              40,309
         Chase Commercial Mortgage Securities
          Corp.,
          Series 99-2 A2
          7.20%, 1/15/32 . . . . . . . . . .            75,000              86,042
         Commercial Mortgage Asset Trust,
          Series 99-C1 A3
          6.64%, 1/17/32 . . . . . . . . . .           100,000             112,406
         Countrywide Home Loans,
          Series 02-1 5A1
          5.82%, 3/19/32 (l) . . . . . . . .            19,815              19,967
          Series 02-HYB2 6A1
          5.00%, 9/19/32 (l) . . . . . . . .            46,360              46,577
         Credit Suisse First Boston Mortgage
          Securities Corp.,
          Series 02-9 2X
          2.48%, 3/25/32+(S)(b)  . . . . . .           203,505             201,803
          Series 02-AR2 2A1
          1.52%, 2/25/32 (l) . . . . . . . .            96,998              99,706
          1.67%, 8/25/33 +(S)(b)(l)  . . . .           155,370             155,090

AXA PREMIER FUNDS TRUST
AXA PREMIER CORE BOND FUND
PORTFOLIO OF INVESTMENTS (Continued)
October 31, 2003

                                                    PRINCIPAL            VALUE

                                                      AMOUNT            (NOTE 1)
-----------------------------------------------------------------------------------

         Credit-Based Asset Servicing
          and Securitization,
          Series 02-CB1 A2A
          1.46%, 8/25/29 (l) . . . . . . . .        $  185,481       $     185,601
         Deutsche Alt-A Securities, Inc.
          Series 03-3 1A1
          5.50%, 11/25/33. . . . . . . . . .           100,000             100,625
         First Horizon Asset Securities,
          Inc., Series 00-H 1A
          7.00%, 9/25/30 . . . . . . . . . .             8,495               8,709
         GMAC Commercial Mortgage Securities,
          Inc.,
          Series 99-C1 A2
          6.18%, 5/15/33 . . . . . . . . . .            60,000              66,141
         GSMPS Mortgage Loan Trust
          Series 03-3 A
          7.00%, 7/25/43+(S)(b)  . . . . . .           110,000             117,270
         Impac CMB Trust,
          Series 03-8 2A1
          1.57%, 10/25/33 +(l) . . . . . . .            97,426              97,396
         J.P. Morgan Chase Commercial
          Mortgage Securities Corp.,
          Series 01-CIB2 A3
          6.43%, 4/15/35 . . . . . . . . . .           100,000             110,797
         LB Commercial Conduit
          Mortgage Trust,
          Series 98-C4 A1B
          6.21%, 10/15/35. . . . . . . . . .           125,000             137,456
         MASTR Asset Securitization Trust,
          Series 02-6 2A1
          5.75%, 10/25/17. . . . . . . . . .            44,411              44,610
         Merrill Lynch Mortgage Investors, Inc.,
          Series 03-A1 3A
          4.91%, 12/25/32 +(l) . . . . . . .            59,189              59,220
         Structured Asset Securities Corp.,
          Series 01-3A 1A1
          1.60%, 3/25/31 (l) . . . . . . . .            34,737              34,797
          Series 02-9 A2
          1.42%, 10/25/27 (l)  . . . . . . .           122,720             122,589
          Series 02-HF1 A1
          1.41%, 1/25/33 (l) . . . . . . . .            75,984              75,803
          Series 02-HF2 A1
          1.62%, 7/25/32 (l) . . . . . . . .            27,985              28,069
          Series 02-HF2 A3
          1.62%, 7/25/32 (l) . . . . . . . .            50,000              50,144
         Wachovia Bank Commercial Mortgage
          Trust,
          Series 03-WHL2 A1
          1.31%, 6/15/13 +(S)(l) . . . . . .            60,000              59,689
         Washington Mutual Financial,
          Series 02-AR6 A
          2.78%, 6/25/42 (l) . . . . . . . .            57,746              58,193
         Washington Mutual Mortgage
          Securities Corp.,
          Series 01-2 A3
          6.01%, 1/25/31 (l) . . . . . . . .            35,295              35,258
          Series 02-MS12 A
          6.50%, 5/25/32 . . . . . . . . . .            24,339              24,664
          Series 02-S8 2A1
          4.50%, 1/25/18 . . . . . . . . . .            76,843              77,314
          Series 00-3A
          2.88%, 12/25/40 (l)  . . . . . . .            63,683              63,422

                                                                      ------------
                                                                         2,831,138
                                                                      ------------
         DIVERSIFIED FINANCIALS (4.6%)
         Bear Stearns Co., Inc.
          7.00%, 3/1/07. . . . . . . . . . .            20,000              22,509
          2.88%, 7/2/08. . . . . . . . . . .            50,000              48,106
         CIT Group, Inc.
          5.50%, 11/30/07. . . . . . . . . .           107,000             114,401

                                                    PRINCIPAL            VALUE

                                                      AMOUNT            (NOTE 1)
-----------------------------------------------------------------------------------

         Citigroup, Inc.
          6.20%, 3/15/09 . . . . . . . . . .        $   25,000        $     27,729
          7.25%, 10/1/10 . . . . . . . . . .            95,000             110,522
          6.88%, 6/1/25. . . . . . . . . . .            40,000              44,331
          5.88%, 2/22/33 . . . . . . . . . .            10,000               9,814
         Credit Suisse First Boston USA, Inc.
          4.63%, 1/15/08 . . . . . . . . . .            20,000              20,784
          6.13%, 11/15/11. . . . . . . . . .            35,000              37,824
         Ford Motor Credit Co.
          5.75%, 2/23/04 . . . . . . . . . .            50,000              50,602
          7.38%, 10/28/09. . . . . . . . . .            55,000              56,890
          7.88%, 6/15/10 . . . . . . . . . .            25,000              26,154
         General Electric Capital Corp.
          3.50%, 8/15/07 . . . . . . . . . .            25,000              25,136
          6.13%, 2/22/11 . . . . . . . . . .            90,000              98,229
          5.88%, 2/15/12 . . . . . . . . . .           110,000             117,459
         General Motors Acceptance Corp.
          2.41%, 10/20/05 (l)  . . . . . . .           120,000             119,914
          7.75%, 1/19/10 . . . . . . . . . .            10,000              10,875
          7.25%, 3/2/11. . . . . . . . . . .            55,000              57,955
          8.00%, 11/1/31 . . . . . . . . . .            40,000              41,136
         Goldman Sachs Group, Inc.
          7.35%, 10/1/09 . . . . . . . . . .             5,000               5,787
          6.88%, 1/15/11 . . . . . . . . . .            30,000              33,928
          6.60%, 1/15/12 . . . . . . . . . .            10,000              11,091
          5.25%, 10/15/13. . . . . . . . . .            75,000              75,142
          6.13%, 2/15/33 . . . . . . . . . .            33,000              32,948
         Household Finance Corp.
          4.63%, 1/15/08 . . . . . . . . . .            30,000              31,091
          5.88%, 2/1/09. . . . . . . . . . .            50,000              54,071
          6.75%, 5/15/11 . . . . . . . . . .            25,000              27,977
          7.00%, 5/15/12 . . . . . . . . . .            25,000              28,392
          6.38%, 11/27/12. . . . . . . . . .            25,000              27,225
          4.75%, 7/15/13 . . . . . . . . . .            40,000              38,684
         J.P. Morgan Chase & Co.
          3.63%, 5/1/08. . . . . . . . . . .            45,000              44,935
          6.75%, 2/1/11. . . . . . . . . . .            20,000              22,448
         Lehman Brothers Holdings, Inc.
          4.00%, 1/22/08 . . . . . . . . . .            70,000              71,018
         Morgan Stanley
          6.10%, 4/15/06 . . . . . . . . . .            25,000              27,094
          5.80%, 4/1/07. . . . . . . . . . .            25,000              27,283
          6.75%, 4/15/11 . . . . . . . . . .            35,000              39,330
          5.30%, 3/1/13. . . . . . . . . . .            20,000              20,297
         Pemex Finance Ltd.
          9.03%, 2/15/11#(a) . . . . . . . .           100,000             119,159
         Redwood Capital II, Ltd.
          4.16%, 1/1/04 (S)(b)(l)  . . . . .           100,000              99,983
         SLM Corp.
          1.38%, 7/25/07 (l) . . . . . . . .            50,000              50,000
         UFJ Finance Aruba AEC
          6.75%, 7/15/13 . . . . . . . . . .            30,000              31,408

                                                                      ------------
                                                                         1,959,661
                                                                      ------------
         FOREIGN GOVERNMENT (2.9%)
         African Development Bank
          3.25%, 8/1/08. . . . . . . . . . .            40,000              39,571
         Federative Republic of Brazil
          2.00%, 4/15/06 (l) . . . . . . . .           132,000             128,872
          11.50%, 3/12/08. . . . . . . . . .            50,000              55,750
          2.06%, 4/15/09 (l) . . . . . . . .            32,353              29,538
          8.00%, 4/15/14 . . . . . . . . . .           221,654             206,271
         Government of Croatia
          2.00%, 7/31/06 (l) . . . . . . . .            61,958              61,958
         Province of Quebec
          7.50%, 7/15/23 . . . . . . . . . .            15,000              18,139
          6.29%, 3/6/26 (e)  . . . . . . . .            25,000              30,093
         Republic of Bulgaria
          1.94%, 7/28/11 (l) . . . . . . . .            47,500              46,313

AXA PREMIER FUNDS TRUST
AXA PREMIER CORE BOND FUND
PORTFOLIO OF INVESTMENTS (Continued)
October 31, 2003

                                                    PRINCIPAL            VALUE

                                                      AMOUNT            (NOTE 1)
-----------------------------------------------------------------------------------

         Republic of Panama
          8.25%, 4/22/08 . . . . . . . . . .        $   20,000        $     22,175
          8.25%, 4/22/08 . . . . . . . . . .           100,000             110,750
         Republic of Peru
          9.13%, 2/21/12 . . . . . . . . . .           167,000             186,622
         Republic of South Africa
          7.38%, 4/25/12 . . . . . . . . . .           120,000             134,664
         Russian Federation
          5.00%, 3/31/30 (e) . . . . . . . .           110,000             102,685
         United Mexican States
          8.00%, 9/24/22 . . . . . . . . . .            55,000              59,812

                                                                      ------------
                                                                         1,233,213
                                                                      ------------
         INSURANCE (0.4%)
         American General Capital II
          8.50%, 7/1/30. . . . . . . . . . .            10,000              12,988
         ASIF Global Financing
          3.90%, 10/22/08(S) . . . . . . . .            75,000              75,129
         Fund American Cos., Inc.
          5.88%, 5/15/13 . . . . . . . . . .            15,000              14,982
         Pacific Life Corp.
          6.60%, 9/15/33(S)  . . . . . . . .            10,000              10,431
         Principal Life Global Funding I
          5.25%, 1/15/13(S)  . . . . . . . .            25,000              25,198
         Prudential Financial, Inc.
          5.75%, 7/15/33 . . . . . . . . . .            15,000              13,877

                                                                      ------------
                                                                           152,605
                                                                      ------------
         MUNICIPAL SECURITIES (3.3%)
         California State
          2.00%, 6/16/04 . . . . . . . . . .           100,000             100,336
         California State Department Water
          Reserves Power Supply Revenue,
          Taxable,
          Series E
          3.98%, 5/1/05. . . . . . . . . . .            50,000              50,814
         Clark County, Nevada School District,
          Series C
          5.38%, 6/15/13 . . . . . . . . . .           110,000             123,850
         Cook County, Illinois,
          Series B
          5.00%, 11/15/12. . . . . . . . . .           130,000             142,812
         Energy NorthWest Washington Electric
          Revenue
          5.50%, 7/1/14. . . . . . . . . . .           120,000             133,789
         Golden State Tobacco Securitization
          Corp./CA
          6.75%, 6/1/39. . . . . . . . . . .            30,000              27,179
          7.90%, 6/1/42. . . . . . . . . . .            10,000              10,256
         Illinois State
          5.10%, 6/1/33. . . . . . . . . . .           225,000             203,456
         Michigan State Building Authority
          5.25%, 10/15/12. . . . . . . . . .           150,000             168,593
         New Jersey State Transportation
          Trust Fund Authority
          5.00%, 6/15/11 . . . . . . . . . .           150,000             164,622
         New York City Municipal Water
          Finance Authority
          5.00%, 6/15/29 . . . . . . . . . .            30,000              30,086
          5.00%, 6/15/34 . . . . . . . . . .            55,000              55,053
          5.13%, 6/15/34 . . . . . . . . . .            20,000              20,259
         Oregon State Veterans
          Welfare Pension
          5.76%, 6/1/23. . . . . . . . . . .            15,000              15,051
         Salt River Project Agricultural
          Improvement & Power District/
          Arizona
          5.00%, 1/1/31. . . . . . . . . . .            40,000              40,357

                                                    PRINCIPAL            VALUE

                                                      AMOUNT            (NOTE 1)
-----------------------------------------------------------------------------------

         San Francisco, California City &
          County Public Utilities Commission,
          Water Revenue
          5.00%, 11/1/32 . . . . . . . . . .        $   30,000       $      30,113
         Tobacco Settlement Financing
          Corp./NJ
          6.25%, 6/1/43. . . . . . . . . . .            90,000              75,696

                                                                      ------------
                                                                         1,392,322
                                                                      ------------
         REAL ESTATE (0.3%)
         Equity Residential Properties
          Trust (REIT)
          6.63%, 3/15/12 . . . . . . . . . .            75,000              82,280
         Spieker Properties, Inc. (REIT)
          7.50%, 10/1/27 . . . . . . . . . .            20,000              21,774

                                                                      ------------
                                                                           104,054
                                                                      ------------
         U.S. GOVERNMENT (29.6%)
         U.S. Treasury Bonds
          5.63%, 5/15/08 . . . . . . . . . .           400,000             442,766
          10.38%, 11/15/12 . . . . . . . . .           290,000             371,630
          12.00%, 8/15/13. . . . . . . . . .           300,000             416,332
          9.25%, 2/15/16 . . . . . . . . . .           140,000             199,981
          7.50%, 11/15/16. . . . . . . . . .            50,000              63,236
          8.13%, 8/15/19 . . . . . . . . . .           445,000             597,169
          8.50%, 2/15/20 . . . . . . . . . .           400,000             555,062
          8.00%, 11/15/21. . . . . . . . . .             5,000               6,701
          6.00%, 2/15/26 . . . . . . . . . .           245,000             269,136
          6.75%, 8/15/26 . . . . . . . . . .            55,000              66,004
          5.38%, 2/15/31 . . . . . . . . . .           195,000             201,513
         U.S. Treasury Notes
          2.00%, 8/31/05 . . . . . . . . . .           645,000             647,923
          1.63%, 9/30/05 . . . . . . . . . .         3,980,000           3,967,873
          1.63%, 10/31/05. . . . . . . . . .         1,100,000           1,095,445
          2.38%, 8/15/06 . . . . . . . . . .            30,000              30,094
          3.00%, 11/15/07. . . . . . . . . .            15,000              15,073
          3.25%, 8/15/08 . . . . . . . . . .         1,165,000           1,167,685
          3.13%, 10/15/08. . . . . . . . . .           255,000             253,586
          5.75%, 8/15/10 . . . . . . . . . .           200,000             223,719
          3.50%, 1/15/11 (Inflation Indexed)           530,255             597,510
          4.00%, 11/15/12. . . . . . . . . .           835,000             822,377
          4.25%, 8/15/13 . . . . . . . . . .           215,000             214,127
         U.S. Treasury Strip
          PO, 8/15/22. . . . . . . . . . . .           100,000              35,308
          PO, 11/15/22 . . . . . . . . . . .           675,000             234,614
          PO, 2/15/23. . . . . . . . . . . .           130,000              44,646

                                                                      ------------
                                                                        12,539,510
                                                                      ------------
         U.S. GOVERNMENT AGENCIES (42.3%)
         Federal Home Loan Mortgage Corp.
          3.50%, 4/1/08. . . . . . . . . . .           125,000             124,282
          3.88%, 11/10/08. . . . . . . . . .           400,000             397,160
          6.63%, 9/15/09 . . . . . . . . . .           175,000             199,620
          7.00%, 3/15/10 . . . . . . . . . .            50,000              58,148
          6.88%, 9/15/10 . . . . . . . . . .            75,000              86,789
          6.00%, 6/15/11 . . . . . . . . . .           155,000             170,967
          4.63%, 5/28/13 . . . . . . . . . .            75,000              73,017
          5.50%, 2/1/14. . . . . . . . . . .           158,963             164,558
          5.00%, 9/15/16 . . . . . . . . . .           112,151             115,298
          6.00%, 1/1/17. . . . . . . . . . .           178,624             185,663
          6.00%, 2/1/17. . . . . . . . . . .            74,016              76,933
          6.00%, 3/1/17. . . . . . . . . . .           147,599             153,411
          6.00%, 5/1/17. . . . . . . . . . .            91,996              95,621
          6.00%, 8/1/17. . . . . . . . . . .            95,963              99,744
          6.00%, 11/15/27. . . . . . . . . .            31,823              31,923
          6.00%, 4/15/28 . . . . . . . . . .            42,400              42,669
          5.63%, 7/15/28 . . . . . . . . . .            45,506              45,891
          1.47%, 12/15/29 (l)  . . . . . . .           122,906             122,696
          4.50%, 8/15/31 . . . . . . . . . .            56,888              55,949

AXA PREMIER FUNDS TRUST
AXA PREMIER CORE BOND FUND
PORTFOLIO OF INVESTMENTS (Continued)
October 31, 2003

                                                    PRINCIPAL            VALUE

                                                      AMOUNT            (NOTE 1)
-----------------------------------------------------------------------------------

          5.67%, 11/1/31 (l) . . . . . . . .        $   52,051       $      53,446
          6.00%, 11/1/31 . . . . . . . . . .           500,000             513,243
          6.50%, 8/1/32. . . . . . . . . . .           432,490             449,841
          6.50%, 8/1/32. . . . . . . . . . .           101,561             105,635
          5.00%, 8/1/33. . . . . . . . . . .           198,076             195,060
          5.00%, 9/1/33. . . . . . . . . . .           100,000              98,477
          5.50%, 9/1/33. . . . . . . . . . .           199,765             201,530
          5.50%, 9/1/33. . . . . . . . . . .           299,660             302,308
          5.50%, 11/15/18 TBA  . . . . . . .           400,000             411,875
          5.00%, 11/15/33 TBA  . . . . . . .           100,000              98,406
          5.50%, 11/15/33 TBA  . . . . . . .           500,000             504,062
          6.50%, 7/25/43+. . . . . . . . . .            98,392             103,074
         Federal National Mortgage
          Association
          1.75%, 6/16/06 . . . . . . . . . .           125,000             122,562
          2.75%, 8/11/06 . . . . . . . . . .           145,000             144,670
          5.25%, 4/15/07 . . . . . . . . . .           110,000             118,280
          6.63%, 10/15/07. . . . . . . . . .           250,000             281,765
          5.75%, 2/15/08 . . . . . . . . . .           100,000             109,575
          6.00%, 5/15/08 . . . . . . . . . .           350,000             387,542
          3.75%, 9/15/08 . . . . . . . . . .           155,000             154,260
          6.00%, 12/25/08. . . . . . . . . .           102,063             105,323
          3.00%, 8/25/09 . . . . . . . . . .            50,000              50,001
          6.63%, 9/15/09 . . . . . . . . . .            50,000              57,062
          7.25%, 1/15/10 . . . . . . . . . .           305,000             358,618
          7.13%, 6/15/10 . . . . . . . . . .           455,000             532,613
          6.63%, 11/15/10. . . . . . . . . .            50,000              57,123
          6.00%, 5/15/11 . . . . . . . . . .           290,000             319,704
          4.38%, 7/17/13 . . . . . . . . . .            95,000              90,373
          6.00%, 3/1/14. . . . . . . . . . .            94,668              98,471
          5.50%, 6/1/17. . . . . . . . . . .            11,215              11,550
          7.00%, 11/1/17 . . . . . . . . . .            92,463              98,229
          5.00%, 1/1/18. . . . . . . . . . .            61,035              62,041
          5.00%, 4/1/18. . . . . . . . . . .           805,904             819,191
          7.00%, 9/1/31. . . . . . . . . . .            99,874             105,160
          7.00%, 1/1/32. . . . . . . . . . .             9,847              10,367
          7.00%, 4/1/32. . . . . . . . . . .            44,030              46,355
          6.50%, 6/1/32. . . . . . . . . . .            76,600              79,586
          5.22%, 9/1/32 (l)  . . . . . . . .           166,239             168,339
          5.27%, 4/1/33 (l)  . . . . . . . .            63,827              64,981
          5.31%, 8/25/33+. . . . . . . . . .           100,000              99,748
          5.38%, 12/1/40 (l) . . . . . . . .            50,797              52,609
          4.00%, 11/25/18 TBA  . . . . . . .           100,000              97,375
          5.00%, 11/25/18 TBA  . . . . . . .         3,000,000           3,046,875
          6.00%, 11/25/18 TBA  . . . . . . .           100,000             104,000
          6.50%, 11/25/18 TBA  . . . . . . .           200,000             210,438
          5.50%, 11/25/33 TBA  . . . . . . .           400,000             403,625
          6.50%, 11/25/33 TBA  . . . . . . .           200,000             207,750
         Government National Mortgage
          Association
          4.75%, 7/20/27 (l) . . . . . . . .            23,407              23,925
          4.75%, 7/20/27 (l) . . . . . . . .            17,968              18,366
          6.00%, 2/15/29 . . . . . . . . . .           253,591             262,025
          6.00%, 2/15/29 . . . . . . . . . .           258,953             267,565
          7.00%, 9/15/31 . . . . . . . . . .            69,068              73,237
          6.50%, 12/15/31. . . . . . . . . .           126,303             132,248
          6.50%, 1/15/32 . . . . . . . . . .           128,966             135,038
          6.00%, 2/15/32 . . . . . . . . . .           101,716             105,099
          7.00%, 5/15/32 . . . . . . . . . .           130,249             138,084
          6.50%, 7/15/32 . . . . . . . . . .           151,166             158,281
          6.50%, 8/15/32 . . . . . . . . . .           445,680             466,656
          6.50%, 9/15/32 . . . . . . . . . .            92,407              96,816
          6.00%, 10/15/32. . . . . . . . . .           120,738             124,754
          6.50%, 1/15/32 . . . . . . . . . .           159,981             167,510
          6.50%, 1/15/33 . . . . . . . . . .           106,180             111,177
          5.50%, 7/15/33 . . . . . . . . . .            99,891             101,266
          5.00%, 9/15/33 . . . . . . . . . .           200,020             197,897

                                                    PRINCIPAL            VALUE

                                                      AMOUNT            (NOTE 1)
-----------------------------------------------------------------------------------

          6.00%, 11/15/33 TBA. . . . . . . .        $  900,000       $     929,250
         Housing Urban Development
          5.38%, 8/1/18. . . . . . . . . . .           130,000             131,290
         Resolution Funding Corp.
          (Zero Coupon), 7/15/18 . . . . . .            25,000              11,066
          (Zero Coupon), 10/15/18. . . . . .            25,000              10,870
         Small Business Administration,
          Series 00-10A 1
          4.52%, 2/10/13 . . . . . . . . . .           174,711             166,390
         Student Loan Marketing Association,
          Series 00-2 A1L
          1.24%, 7/25/08 (l) . . . . . . . .            12,248              12,250
          Series 01-3 A1L
          1.20%, 4/25/10 (l) . . . . . . . .            16,683              16,687

                                                                      ------------
                                                                        17,871,204
                                                                      ------------
          TOTAL FINANCIALS . . . . . . . . .                            40,881,711
                                                                      ------------
         HEALTH CARE (0.4%)
         HEALTH CARE EQUIPMENT & SERVICES (0.3%)
         HEALTHSOUTH Corp.
          7.63%, 6/1/12 (h). . . . . . . . .           150,000             130,500
                                                                      ------------
         PHARMACEUTICALS (0.1%)
         Bristol-Myers Squibb Co.
          5.75%, 10/1/11 . . . . . . . . . .            25,000              26,740
                                                                      ------------
          TOTAL HEALTH CARE  . . . . . . . .                               157,240
                                                                      ------------
         INDUSTRIALS (2.3%)
         AEROSPACE & DEFENSE (0.3%)
         General Dynamics Corp.
          4.50%, 8/15/10 . . . . . . . . . .            10,000              10,137
         Lockheed Martin Corp.
          8.50%, 12/1/29 . . . . . . . . . .            10,000              13,001
          7.20%, 5/1/36. . . . . . . . . . .            20,000              23,388
         Northrop Grumman Corp.
          7.13%, 2/15/11 . . . . . . . . . .            20,000              22,982
         Raytheon Co.
          6.55%, 3/15/10 . . . . . . . . . .            40,000              43,799

                                                                      ------------
                                                                           113,307
                                                                      ------------
         AIRLINES (0.4%)
         Continental Airlines, Inc.
          7.06%, 3/15/11 . . . . . . . . . .            50,000              49,793
          6.55%, 2/2/19. . . . . . . . . . .            21,699              21,581
         Delta Air Lines, Inc.
          7.11%, 9/18/11 . . . . . . . . . .            50,000              50,942
         United Air Lines, Inc.,
          Series 00-2 (h)
          7.19%, 4/1/11. . . . . . . . . . .            24,539              21,039
          Series 01-1
          6.60%, 9/1/13. . . . . . . . . . .            25,000              20,898

                                                                      ------------
                                                                           164,253
                                                                      ------------
         COMMERCIAL SERVICES & SUPPLIES (0.1%)
         Allied Waste North America
          7.88%, 4/15/13 . . . . . . . . . .            52,000              55,770
                                                                      ------------
         CONSTRUCTION & ENGINEERING (0.1%)
         Texas Eastern Transmission LP
          5.25%, 7/15/07 . . . . . . . . . .            40,000              42,324
                                                                      ------------
         INDUSTRIAL CONGLOMERATES (0.8%)
         General Electric Co.
          5.00%, 2/1/13. . . . . . . . . . .           104,000             104,659
         Hutchison Whampoa
          International Ltd.
          6.50%, 2/13/13(S)  . . . . . . . .            90,000              93,738
         Tyco International Group S.A.
          6.38%, 2/15/06 . . . . . . . . . .            60,000              63,525
          6.38%, 10/15/11. . . . . . . . . .            66,000              68,640

                                                                      ------------
                                                                           330,562
                                                                      ------------

AXA PREMIER FUNDS TRUST
AXA PREMIER CORE BOND FUND
PORTFOLIO OF INVESTMENTS (Continued)
October 31, 2003

                                                    PRINCIPAL            VALUE

                                                      AMOUNT            (NOTE 1)
-----------------------------------------------------------------------------------

         RAILROADS (0.6%)
         Burlington Northern Santa Fe Corp.
          6.38%, 12/15/05. . . . . . . . . .        $   60,000       $      65,125
          5.90%, 7/1/12. . . . . . . . . . .            15,000              16,025
          5.94%, 1/15/22 . . . . . . . . . .            55,000              57,753
         Canadian National Railway Co.
          6.90%, 7/15/28 . . . . . . . . . .            30,000              33,059
          7.38%, 10/15/31. . . . . . . . . .            25,000              29,268
         Norfolk Southern Corp.
          7.05%, 5/1/37. . . . . . . . . . .            50,000              54,795

                                                                      ------------
                                                                           256,025
                                                                      ------------
          TOTAL INDUSTRIALS  . . . . . . . .                               962,241
                                                                      ------------
         INFORMATION TECHNOLOGY (0.1%)
         OFFICE ELECTRONICS (0.1%)
         Xerox Corp.
          5.50%, 11/15/03. . . . . . . . . .            30,000              30,037
                                                                      ------------
         MATERIALS (0.3%)
         CHEMICALS (0.2%)
         Dow Chemical Co.
          5.75%, 12/15/08. . . . . . . . . .            15,000              15,953
          5.97%, 1/15/09 . . . . . . . . . .            25,000              26,683
          7.38%, 11/1/29 . . . . . . . . . .            30,000              32,712

                                                                      ------------
                                                                            75,348
                                                                      ------------
         PAPER & FOREST PRODUCTS (0.1%)
         Fort James Corp.
          6.63%, 9/15/04 . . . . . . . . . .            20,000              20,600
         Weyerhaeuser Co.
          6.75%, 3/15/12 . . . . . . . . . .            30,000              32,476
          6.88%, 12/15/33. . . . . . . . . .            10,000              10,185

                                                                      ------------
                                                                            63,261
                                                                      ------------
          TOTAL MATERIALS  . . . . . . . . .                               138,609
                                                                      ------------
         TELECOMMUNICATION SERVICES (1.5%)
         DIVERSIFIED TELECOMMUNICATION SERVICES (1.2%)
         AT&T Corp.
          8.00%, 11/15/31 (e)  . . . . . . .            22,000              24,947
         British Telecommunications plc
          2.44%, 12/15/03 (e). . . . . . . .           200,000             200,240
          8.63%, 12/15/30 (e). . . . . . . .            15,000              19,314
         Deutsche Telekom
          International Finance
          8.00%, 6/15/10 (e) . . . . . . . .            10,000              12,035
          8.25%, 6/15/30 (e) . . . . . . . .            50,000              62,903
         New England Telephone & Telegraph
          7.88%, 11/15/29. . . . . . . . . .            25,000              29,461
         Telecom Italia Capital
          5.25%, 11/15/13(S) . . . . . . . .            25,000              24,806
         Verizon New Jersey, Inc.
          5.88%, 1/17/12 . . . . . . . . . .            35,000              36,914
          7.85%, 11/15/29. . . . . . . . . .            10,000              11,753
         Verizon Pennsylvania, Inc.
          5.65%, 11/15/11. . . . . . . . . .            45,000              47,002
         WorldCom, Inc.
          6.40%, 8/15/05 (h) . . . . . . . .            11,000               4,042
          7.38%, 1/15/06(S)(h) . . . . . . .             9,000               3,307
          8.25%, 5/15/10 (h) . . . . . . . .            40,000              14,700
          7.50%, 5/15/11 (h) . . . . . . . .            15,000               5,512

                                                                      ------------
                                                                           496,936
                                                                      ------------
         WIRELESS TELECOMMUNICATION SERVICES (0.3%)
         Verizon Wireless, Inc.
          1.54%, 12/17/03 (l)  . . . . . . .           130,000             130,042
         Vodafone Group plc
          6.25%, 11/30/32. . . . . . . . . .            10,000              10,073

                                                                      ------------
                                                                           140,115
                                                                      ------------
          TOTAL TELECOMMUNICATION SERVICES                                 637,051
                                                                      ------------

                                                    PRINCIPAL            VALUE

                                                      AMOUNT            (NOTE 1)
-----------------------------------------------------------------------------------

         UTILITIES (2.2%)
         ELECTRIC UTILITIES (2.1%)
         Appalachian Power Co.
          3.60%, 5/15/08 . . . . . . . . . .        $   65,000       $      63,671
         CenterPoint Energy, Inc.
          6.95%, 3/15/33(S)  . . . . . . . .            20,000              21,957
         Dominion Resources, Inc.
          5.13%, 12/15/09. . . . . . . . . .            25,000              26,334
          7.82%, 9/15/14 . . . . . . . . . .            50,000              52,649
         DTE Energy Co.
          6.00%, 6/1/04. . . . . . . . . . .            40,000              41,012
         Edison International
          6.88%, 9/15/04 . . . . . . . . . .            50,000              51,562
         Entergy Gulf States, Inc.
          2.04%, 6/18/07(S)(l) . . . . . . .            50,000              50,100
          3.60%, 6/1/08(S) . . . . . . . . .            50,000              47,866
         Exelon Corp.
          6.75%, 5/1/11. . . . . . . . . . .            10,000              11,081
         FirstEnergy Corp.
          7.38%, 11/15/31. . . . . . . . . .            20,000              21,365
          Series B
          6.45%, 11/15/11. . . . . . . . . .            50,000              53,112
         Indianapolis Power & Light Co.
          6.30%, 7/1/13(S) . . . . . . . . .            10,000              10,215
         Jersey Central Power & Light Co.
          7.50%, 5/1/23. . . . . . . . . . .            70,000              72,604
         Oncor Electric Delivery Co.
          7.25%, 1/15/33 . . . . . . . . . .            20,000              22,433
          7.00%, 9/1/22. . . . . . . . . . .            15,000              16,391
         Pepco Holdings, Inc.
          6.45%, 8/15/12 . . . . . . . . . .            90,000              97,537
         Progress Energy, Inc.
          6.55%, 3/1/04. . . . . . . . . . .            50,000              50,809
         PSEG Energy Holdings, Inc.
          8.50%, 6/15/11 . . . . . . . . . .           100,000             102,000
         Southern California Edison Co.
          5.88%, 9/1/04. . . . . . . . . . .            30,000              30,525
         TXU Energy Co.
          7.00%, 3/15/13(S)  . . . . . . . .            35,000              38,393
         Virginia Electric & Power Co.
          5.75%, 3/31/06 . . . . . . . . . .            25,000              26,831

                                                                      ------------
                                                                           908,447
                                                                      ------------
         GAS UTILITIES (0.1%)
         Kinder Morgan Energy Partners LP
          7.30%, 8/15/33 . . . . . . . . . .            15,000              16,828
         Kinder Morgan, Inc.
          6.65%, 3/1/05. . . . . . . . . . .            30,000              31,837

                                                                      ------------
                                                                            48,665
                                                                      ------------
          TOTAL UTILITIES  . . . . . . . . .                               957,112
                                                                      ------------
         TOTAL LONG-TERM DEBT SECURITIES
          (108.9%)
          (Cost $45,883,663) . . . . . . . .                            46,046,499
                                                                      ------------

         CONVERTIBLE BONDS:
         CONSUMER DISCRETIONARY  (0.1%)
         America Online, Inc.

          (Zero Coupon), 12/6/19                        90,000              55,912
          (Cost $55,674) . . . . . . . . . .                          ------------

         SHORT-TERM DEBT SECURITIES:
         COMMERCIAL PAPER (2.8%)
         Danske Corp.
          1.09%, 2/25/04 . . . . . . . . . .           200,000             199,310

AXA PREMIER FUNDS TRUST
AXA PREMIER CORE BOND FUND
PORTFOLIO OF INVESTMENTS (Continued)
October 31, 2003

                                                    PRINCIPAL            VALUE

                                                      AMOUNT            (NOTE 1)
-----------------------------------------------------------------------------------

         Kraft Foods, Inc.
          2.08%, 2/27/04 . . . . . . . . . .        $  100,000        $    100,007
         Rabobank USA Fin. Corp.
          1.08%, 2/24/04 . . . . . . . . . .           500,000             498,290
         Westpac Capital Corp.
          1.09%, 2/2/04. . . . . . . . . . .           400,000             398,908
                                                                      ------------
                                                                         1,196,515
                                                                      ------------
         TIME DEPOSIT (1.5%)
         J.P. Morgan Chase Nassau
          0.52%, 11/3/03 . . . . . . . . . .           640,395             640,395
                                                                      ------------
         U.S. GOVERNMENT (0.6%)
         U.S. Treasury Bills
          12/4/03 #(a) . . . . . . . . . . .           160,000             159,875
          12/18/03 #(a). . . . . . . . . . .            70,000              69,924
                                                                      ------------
                                                                           229,799
                                                                      ------------
         TOTAL SHORT-TERM DEBT SECURITIES  (4.9%)
          (Amortized Cost $2,066,709). . . .                             2,066,709
                                                                      ------------
         TOTAL INVESTMENTS BEFORE WRITTEN OPTIONS AND
          SECURITIES SOLD SHORT (113.9%)
          (Cost/Amortized Cost $48,006,046).                            48,169,120
                                                                     -------------


                                                    ------------

         OPTIONS WRITTEN:
         CALL OPTIONS (-0.0%)*
         America Online, Inc. (d)
          (Zero Coupon), 12/6/19
          December @ $63.00. . . . . . . . .          (90,000)               (375)
         10 Year U.S. Treasury Note Future (c)(d)
          November @ $115.00 . . . . . . . .               (1)             (2,813)
                                                                     -------------
                                                                           (3,188)
                                                                      ------------
         PUT OPTIONS (-0.0%)*
         Federal National Mortgage Association (d)
          5.00%, 2/25/34
          February @ $96.00. . . . . . . . .         (150,000)             (1,782)
         10 Year U.S. Treasury Note (c)(d)
          November @ $107.00 . . . . . . . .               (2)                (62)
          November @ $109.00 . . . . . . . .              (37)             (5,203)
                                                                     -------------
                                                                           (7,047)
                                                                      ------------
         TOTAL OPTIONS WRITTEN  (-0.0%)
          (Premiums Received $19,402). . . .                              (10,235)
                                                                      ------------
         TOTAL INVESTMENTS BEFORE SECURITIES
          SOLD SHORT (113.9%)
          (Cost/Amortized Cost $47,986,644).                            48,158,885
                                                                     -------------

                                                    PRINCIPAL            VALUE

                                                      AMOUNT            (NOTE 1)
-----------------------------------------------------------------------------------
         SECURITIES SOLD SHORT:
         U.S. GOVERNMENT AGENCIES  (-4.1%)
         Federal Home Loan Mortgage Corp.
          6.00%, 11/25/18 TBA. . . . . . . .        $(400,000)        $  (415,625)
          5.50%, 11/25/33 TBA. . . . . . . .         (400,000)           (403,250)
          5.00%, 2/25/34 TBA . . . . . . . .         (100,000)            (97,312)
         Federal National Mortgage Association
          4.50%, 11/25/33 TBA. . . . . . . .          (90,000)            (85,781)
         Government National Mortgage Association
          6.00%, 11/15/33 TBA. . . . . . . .         (700,000)           (722,750)
                                                                     -------------
         TOTAL SECURITIES SOLD SHORT  (-4.1%)
          (Proceeds $1,721,866). . . . . . .                           (1,724,718)
                                                                      ------------
         TOTAL INVESTMENTS (109.8%)
          (Cost/Amortized Cost $46,264,778).                            46,434,167
                                                                     -------------


         OTHER ASSETS LESS LIABILITIES                                 (4,146,817)
          (-9.8%). . . . . . . . . . . . . .                          ------------
         NET ASSETS (100%) . . . . . . . . .                          $ 42,287,350
                                                                      ============

---------
* Non-income producing.
+Securities (totaling $1,598,618 or 3.8% of net assets) valued at fair value.
(S)Securities exempt from registration under Rule 144A of the
  Securities Act of 1933.  These securities may only be resold to qualified institutional buyers.  At October 31, 2003, these securities amounted to $1,599,502 or 3.8% of net assets.
# All, or a portion of security held by broker as collateral for financial futures contracts.
(a)Fully or partially pledged as collateral on outstanding written call options.
(b) Illiquid security.
(c) One contract relates to 100 shares.
(d)
  Covered call option contracts written in connection with securities held.
(e)
  Step Bond - Coupon rate increases in increments to maturity. Rate disclosed is as of October 31, 2003.  Maturity date disclosed is the ultimate maturity date.
(h) Security in default, non-income producing.
(l) Floating rate security.

  Glossary:
  ADR-- American Depositary Receipt
  PO-- Principle only
  REIT-- Real Estate Investment Trust
  TBA-- Security is subject to delayed delivery

AXA PREMIER FUNDS TRUST
AXA PREMIER CORE BOND FUND
PORTFOLIO OF INVESTMENTS (Concluded)
October 31, 2003
--------------------------------------------------------------------------------

At October 31, 2003 the Fund had the following futures contracts and options on futures open:

                                                                               UNREALIZED
                        NUMBER OF  EXPIRATION    ORIGINAL      VALUE AT      APPRECIATION/
PURCHASES:              CONTRACTS     DATE         VALUE       10/31/03      (DEPRECIATION)
----------              ---------  -----------  ------------  ------------  ----------------
U.S. Treasury Bonds .       5      December-03  $   522,813   $   543,594      $ 20,781
Lif 3M Euribor Put @
 $94.50*. . . . . . .      80      December-03        1,016            --        (1,016)
Lif 3M Euribor Put @
 $95.00*. . . . . . .      50      December-04          756         2,906         2,150
                                                                               --------

                                                                                 21,915
                                                                                 -----
SALES:
------
U.S. 5 yr. Treasury
 Notes. . . . . . . .      (5)     December-03     (549,497)     (559,062)       (9,565)
U.S. 10 yr. Treasury
 Notes. . . . . . . .     (22)     December-03   (2,407,592)   (2,470,531)      (62,939)
U.S. Treasury Bonds .      (3)     December-03     (328,099)     (326,156)        1,943
Lif 3M Euribor Put @
 $97.25*. . . . . . .     (11)        March-04       (7,694)         (320)        7,374
Lif 3M Euribor Put @
 $97.50*. . . . . . .     (28)        March-04      (24,377)       (2,848)       21,529
Lif 3M Euribor Put @
 $97.50*. . . . . . .     (18)     December-04      (11,846)      (34,787)      (22,941)
                                                                                ------
                                                                                (64,599)
                                                                                ------
                                                                               $(42,684)
                                                                               ========


At October 31, 2003 the Fund had outstanding foreign currency contracts to buy foreign currencies as follows:

                                LOCAL
                               CONTRACT    COST ON    U.S. $      UNREALIZED
                                AMOUNT   ORIGINATION  CURRENT   APPRECIATION/
                               (000'S)      DATE       VALUE    (DEPRECIATION)
                               ------------------------------------------------
FOREIGN CURRENCY BUY
 CONTRACTS
European Union, expiring
 11/05/03. . . . . . . . . .       2       $ 2,000    $ 1,996        $(4)
European Union, expiring
 11/05/03. . . . . . . . . .      19        22,000     22,009          9
                                                                     ---
                                                                     $ 5
                                                                     ===



Options written for the year ended October 31, 2003, were as follows:

                                                                        TOTAL          TOTAL
                                                                      NUMBER OF      PREMIUMS
                                                                      CONTRACTS      RECEIVED
                                                                     ------------  -------------
Options Outstanding -- November 1, 2002. . . . . . . . . . . . . .          72       $ 62,266
Options Written. . . . . . . . . . . . . . . . . . . . . . . . . .     240,090         58,495
Options Terminated in Closing Purchase Transactions. . . . . . . .         (13)        (8,709)
Options Expired. . . . . . . . . . . . . . . . . . . . . . . . . .         (89)       (58,722)
Options Exercised. . . . . . . . . . . . . . . . . . . . . . . . .         (20)       (33,928)
                                                                       -------       --------
Options Outstanding -- October 31, 2003. . . . . . . . . . . . . .     240,040       $ 19,402
                                                                       =======       ========



Investment security transactions for the year ended October 31, 2003 were as follows:

COST OF PURCHASES:
Stocks and long-term
 corporate debt
 securities . . . . . .                  $ 27,220,752
U.S. Government
 securities . . . . . .                   232,324,427
NET PROCEEDS OF SALES
 AND REDEMPTIONS:
Stocks and long-term
 corporate debt
 securities . . . . . .                    31,066,364
U.S. Government
 securities . . . . . .                   229,681,230

As of October 31, 2003, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:


Aggregate gross
 unrealized appreciation                 $    493,115
Aggregate gross
 unrealized depreciation                     (363,044)
                                         ------------
Net unrealized
 appreciation . . . . .                  $    130,071
                                         ============
Federal income tax cost
 of investments . . . .                  $ 48,039,049
                                         ============


---------
* Options on futures contracts.


                       See Notes to Financial Statements.

AXA PREMIER FUNDS TRUST
AXA PREMIER MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS
October 31, 2003

                                                    PRINCIPAL               VALUE
                                                       AMOUNT             (NOTE 1)
-----------------------------------------------------------------------------------

         SHORT-TERM DEBT SECURITIES:
         CERTIFICATES OF DEPOSIT (15.6%)
         Dexia (Delaware) LLC
          1.05%, 12/2/03. . . . . . . . . .        $  500,000        $    500,000
         First Tennessee Bank NA
          1.05%, 11/17/03 . . . . . . . . .           300,000             300,000
         Natexis Banque
          1.11%, 2/6/04 . . . . . . . . . .           300,000             300,004
         State Street Corp.
          1.05%, 12/9/03. . . . . . . . . .           300,000             300,000
         Westdeutsche Landesbank
          1.11%, 2/27/04. . . . . . . . . .           300,000             300,000
                                                                     ------------
          TOTAL CERTIFICATES OF DEPOSIT . .                             1,700,004
                                                                     ------------
         COMMERCIAL PAPER (53.1%)
         Bank One Corp. NA
          1.05%, 12/23/03 . . . . . . . . .           300,000             299,545
         Banque Et Caisse d'Epargne de L'Etat
          1.13%, 3/25/04. . . . . . . . . .           300,000             298,641
         Banque Generale Du Luxembourg
          1.05%, 11/26/03 . . . . . . . . .           330,000             329,759
         Citigroup Global Markets Holdings, Inc.
          1.05%, 11/18/03 . . . . . . . . .           300,000             299,851
         Danske Corp.
          1.05%, 11/12/03 . . . . . . . . .           200,000             199,936
          1.06%, 12/19/03 . . . . . . . . .           300,000             299,576
         Den Norske Bank
          1.08%, 12/22/03 . . . . . . . . .           250,000             249,618
         Edison Asset Securitization LLC
          1.10%, 1/22/04(S) . . . . . . . .           250,000             249,374
         General Electric Capital Corp.
          1.06%, 12/10/03 . . . . . . . . .           275,000             274,684
         HBOS Treasury Services
          1.07%, 11/25/03 . . . . . . . . .           275,000             274,804
         ING U.S. Funding LLC
          1.04%, 3/1/04 . . . . . . . . . .           500,000             498,252
         J.P. Morgan Chase Bank
          1.10%, 1/16/04. . . . . . . . . .           240,000             239,443
         Nationwide Building Society
          1.05%, 12/16/03 . . . . . . . . .           400,000             399,475
         Royal Bank of Scotland Group plc
          1.05%, 11/3/03. . . . . . . . . .           250,000             249,985
          1.06%, 12/15/03 . . . . . . . . .           250,000             249,678
         Societe Generale North America
          1.08%, 2/2/04 . . . . . . . . . .           250,000             249,303
         Swedbank
          1.08%, 2/5/04 . . . . . . . . . .           220,000             219,366
         Toronto-Dominion Holdings
          1.07%, 12/8/03. . . . . . . . . .           400,000             399,560
         Westpac Capital Corp.
          1.07%, 11/7/03. . . . . . . . . .           500,000             499,910
                                                                     ------------
          TOTAL COMMERCIAL PAPER  . . . . .                             5,780,760
                                                                     ------------

                                                    PRINCIPAL               VALUE
                                                       AMOUNT             (NOTE 1)
-----------------------------------------------------------------------------------

         TIME DEPOSIT (0.2%)
         J.P. Morgan Chase Nassau

                                                   $                $
          0.52%, 11/3/03. . . . . . . . . .            17,727              17,727
                                                                     ------------
         U.S. GOVERNMENT AGENCIES (35.8%)
         Federal Farm Credit Bank
          1.10%, 1/12/04. . . . . . . . . .           285,000             284,373
         Federal Home Loan Bank
          1.08%, 12/29/03 . . . . . . . . .           300,000             299,959
          1.10%, 1/28/04. . . . . . . . . .           458,000             456,768
         Federal Home Loan Mortgage Corp.
          1.06%, 11/6/03. . . . . . . . . .           775,000             774,886
          1.07%, 11/13/03 . . . . . . . . .           300,000             299,893
          1.07%, 12/10/03 . . . . . . . . .           850,000             849,015
          1.08%, 12/1/03. . . . . . . . . .           300,000             299,730
         Federal National Mortgage Association
          1.05%, 11/5/03. . . . . . . . . .           200,000             199,977
          1.13%, 2/25/04. . . . . . . . . .           180,000             179,345
          1.20%, 12/12/03 . . . . . . . . .           250,000             249,658
                                                                     ------------
          TOTAL U.S. GOVERNMENT AGENCIES  .                             3,893,604
                                                                     ------------
         TOTAL SHORT-TERM DEBT SECURITIES (104.7%)
          (Amortized Cost $11,392,095). . .                            11,392,095

         OTHER ASSETS LESS                                               (507,801)
          LIABILITIES  (-4.7%) .                                     ------------
         NET ASSETS (100%)  . . . . . . . .                           $10,884,294
                                                                     ============

         Federal income tax
          cost of investments . . . . . . .                          $ 11,392,095
                                                                     ============


---------
(S)Securities exempt from registration under Rule 144A of the
  Securities Act of 1933.  These securities may only be resold to qualified institutional buyers.  At October 31, 2003, these securities amounted to $249,374 or 2.3% of net assets.



                       See Notes to Financial Statements.

AXA PREMIER FUNDS TRUST
AXA PREMIER LARGE CAP GROWTH FUND


STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 31, 2003
 ASSETS
 Investments at value (Cost $10,277,598) . . . . . .    $11,089,765
 Receivable from investment manager. . . . . . . . .         50,355
 Receivable for securities sold. . . . . . . . . . .         41,373
 Receivable for Fund shares sold . . . . . . . . . .         17,179
 Dividends, interest and other receivables . . . . .          7,023
 Other assets. . . . . . . . . . . . . . . . . . . .          1,222
                                                        -----------
  Total assets . . . . . . . . . . . . . . . . . . .     11,206,917
                                                        -----------
 LIABILITIES
 Overdraft payable . . . . . . . . . . . . . . . . .         46,471
 Payable for securities purchased. . . . . . . . . .         51,565
 Administrative fees payable . . . . . . . . . . . .         13,752
 Payable for Fund shares redeemed. . . . . . . . . .          9,639
 Distribution fees payable . . . . . . . . . . . . .          2,830
 Trustees' fees payable. . . . . . . . . . . . . . .            767
 Accrued expenses. . . . . . . . . . . . . . . . . .         32,841
                                                        -----------
  Total liabilities. . . . . . . . . . . . . . . . .        157,865
                                                        -----------
 NET ASSETS  . . . . . . . . . . . . . . . . . . . .    $11,049,052
                                                        ===========
 Net assets were comprised of:
 Paid in capital . . . . . . . . . . . . . . . . . .    $11,970,160
 Accumulated overdistributed net investment income .        (44,842)
 Accumulated undistributed net realized loss . . . .     (1,688,433)
 Unrealized appreciation on investments. . . . . . .        812,167
                                                        -----------
  Net assets . . . . . . . . . . . . . . . . . . . .    $11,049,052
                                                        ===========
 CLASS A
 Net asset value and redemption price per share,
  $2,198,788 / 254,635 shares outstanding (unlimited
  amount authorized: $0.001 par value) . . . . . . .    $      8.64
 Maximum sales charge (5.50% of offering price). . .           0.50
                                                        -----------
 Maximum offering price to public. . . . . . . . . .    $      9.14
                                                        ===========
 CLASS B
 Net asset value, offering and redemption price per
  share, $2,497,446 / 291,558 shares outstanding
  (unlimited amount authorized: $0.001 par value). .    $      8.57
                                                        ===========
 CLASS C
 Net asset value, offering and redemption price per
  share, $324,556 / 37,900 shares outstanding
  (unlimited amount authorized: $0.001 par value). .    $      8.56
 Maximum sales charge (1.00% of offering price). . .           0.09
                                                        -----------
 Maximum offering price to public. . . . . . . . . .    $      8.65
                                                        ===========
 CLASS Z
 Net asset value, offering and redemption price per
  share, $6,028,262 / 696,819 shares outstanding
  (unlimited amount authorized: $0.001 par value). .    $      8.65
                                                        ===========
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED OCTOBER 31, 2003
 INVESTMENT INCOME
 Dividends . . . . . . . . . . . . . . . . . . . . .    $    70,825
 Interest. . . . . . . . . . . . . . . . . . . . . .          1,205
                                                        -----------
  Total income . . . . . . . . . . . . . . . . . . .         72,030
                                                        -----------
 EXPENSES
 Administrative fees . . . . . . . . . . . . . . . .        159,085
 Transfer agent fees . . . . . . . . . . . . . . . .        112,000
 Investment management fees. . . . . . . . . . . . .         91,245
 Registration and filing fees. . . . . . . . . . . .         44,000
 Custodian fees. . . . . . . . . . . . . . . . . . .         38,400
 Professional fees . . . . . . . . . . . . . . . . .         36,056
 Amortization of deferred offering costs . . . . . .         15,657
 Printing and mailing expenses . . . . . . . . . . .         11,324
 Trustees' fees. . . . . . . . . . . . . . . . . . .          8,746
 Distribution fees - Class A . . . . . . . . . . . .          4,375
 Distribution fees - Class B . . . . . . . . . . . .         20,628
 Distribution fees - Class C . . . . . . . . . . . .          2,664
 Miscellaneous . . . . . . . . . . . . . . . . . . .          6,162
                                                        -----------
  Gross expenses . . . . . . . . . . . . . . . . . .        550,342
 Less:  Waiver of investment management fees . . . .        (91,245)
    Reimbursement from investment manager. . . . . .       (321,929)
    Fees paid indirectly . . . . . . . . . . . . . .         (2,574)
                                                        -----------
  Net expenses . . . . . . . . . . . . . . . . . . .        134,594
                                                        -----------
 NET INVESTMENT LOSS . . . . . . . . . . . . . . . .        (62,564)
                                                        -----------
 REALIZED AND UNREALIZED GAIN (LOSS)
 Realized loss on securities . . . . . . . . . . . .       (833,588)
 Change in unrealized appreciation on securities . .      2,931,659
                                                        -----------
 NET REALIZED AND UNREALIZED GAIN  . . . . . . . . .      2,098,071
                                                        -----------
 NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS   $ 2,035,507
                                                        ===========





STATEMENT OF CHANGES IN NET ASSETS
                                             YEAR ENDED        PERIOD ENDED
                                          OCTOBER 31, 2003   OCTOBER 31, 2002*
                                          ----------------  -------------------
 INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS:
 Net investment loss. . . . . . . . . .     $   (62,564)       $   (45,764)
 Net realized loss on investments . . .        (833,588)          (854,845)
 Net unrealized appreciation
  (depreciation) on investments . . . .       2,931,659         (2,119,492)
                                            -----------        -----------
 NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS  . . . . . .       2,035,507         (3,020,101)
                                            -----------        -----------
 DIVIDENDS:
 Dividends from net investment income
 Class A. . . . . . . . . . . . . . . .          (9,501)                --
 Class B. . . . . . . . . . . . . . . .          (1,257)                --
 Class C. . . . . . . . . . . . . . . .            (167)                --
 Class Z. . . . . . . . . . . . . . . .         (41,121)                --
                                            -----------        -----------
 TOTAL DIVIDENDS  . . . . . . . . . . .         (52,046)                --
                                            -----------        -----------
 NET INCREASE IN NET ASSETS RESULTING
 FROM CAPITAL SHARE TRANSACTIONS  . . .       1,095,829         10,979,863
                                            -----------        -----------
 TOTAL INCREASE IN NET ASSETS . . . . .       3,079,290          7,959,762
 NET ASSETS:
 Beginning of period. . . . . . . . . .       7,969,762             10,000
                                            -----------        -----------
 End of period (a). . . . . . . . . . .     $11,049,052        $ 7,969,762
                                            ===========        ===========
 -----------
 (a)  Includes accumulated undistributed
  (overdistributed) net investment
  income of . . . . . . . . . . . . . .     $   (44,842)       $    11,538
                                            -----------        -----------
    *  Fund commenced operations on December 31, 2001.



                       See Notes to Financial Statements.

AXA PREMIER FUNDS TRUST
AXA PREMIER LARGE CAP CORE EQUITY FUND


STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 31, 2003
 ASSETS
 Investments at value (Cost $11,259,634) . . . . . .    $12,341,744
 Receivable for securities sold. . . . . . . . . . .         99,778
 Receivable from investment manager. . . . . . . . .         47,710
 Receivable for Fund shares sold . . . . . . . . . .         15,395
 Dividends, interest and other receivables . . . . .         14,617
 Other assets. . . . . . . . . . . . . . . . . . . .          1,358
                                                        -----------
  Total assets . . . . . . . . . . . . . . . . . . .     12,520,602
                                                        -----------
 LIABILITIES
 Payable for Fund shares redeemed. . . . . . . . . .        279,717
 Payable for securities purchased. . . . . . . . . .        225,311
 Administrative fees payable . . . . . . . . . . . .         13,954
 Distribution fees payable . . . . . . . . . . . . .          3,070
 Trustees' fees payable. . . . . . . . . . . . . . .            832
 Accrued expenses. . . . . . . . . . . . . . . . . .         37,947
                                                        -----------
  Total liabilities. . . . . . . . . . . . . . . . .        560,831
                                                        -----------
 NET ASSETS  . . . . . . . . . . . . . . . . . . . .    $11,959,771
                                                        ===========
 Net assets were comprised of:
 Paid in capital . . . . . . . . . . . . . . . . . .    $12,366,531
 Accumulated overdistributed net investment income .        (42,183)
 Accumulated undistributed net realized loss . . . .     (1,446,687)
 Unrealized appreciation on investments. . . . . . .      1,082,110
                                                        -----------
  Net assets . . . . . . . . . . . . . . . . . . . .    $11,959,771
                                                        ===========
 CLASS A
 Net asset value and redemption price per share,
  $2,011,403 / 217,058 shares outstanding (unlimited
  amount authorized: $0.001 par value) . . . . . . .    $      9.27
 Maximum sales charge (5.50% of offering price). . .           0.54
                                                        -----------
 Maximum offering price to public. . . . . . . . . .    $      9.81
                                                        ===========
 CLASS B
 Net asset value, offering and redemption price per
  share, $2,765,221 / 300,289 shares outstanding
  (unlimited amount authorized: $0.001 par value). .    $      9.21
                                                        ===========
 CLASS C
 Net asset value, offering and redemption price per
  share, $407,517 / 44,269 shares outstanding
  (unlimited amount authorized: $0.001 par value). .    $      9.21
 Maximum sales charge (1.00% of offering price). . .           0.09
                                                        -----------
 Maximum offering price to public. . . . . . . . . .    $      9.30
                                                        ===========
 CLASS Z
 Net asset value, offering and redemption price per
  share, $6,775,630 / 730,083 shares outstanding
  (unlimited amount authorized: $0.001 par value). .    $      9.28
                                                        ===========
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED OCTOBER 31, 2003
 INVESTMENT INCOME
 Dividends (net of $51 foreign withholding tax). . .    $   159,994
 Interest. . . . . . . . . . . . . . . . . . . . . .          3,415
                                                        -----------
  Total income . . . . . . . . . . . . . . . . . . .        163,409
                                                        -----------
 EXPENSES
 Administrative fees . . . . . . . . . . . . . . . .        161,516
 Transfer agent fees . . . . . . . . . . . . . . . .        114,750
 Investment management fees. . . . . . . . . . . . .        103,622
 Custodian fees. . . . . . . . . . . . . . . . . . .         46,200
 Registration and filing fees. . . . . . . . . . . .         44,000
 Professional fees . . . . . . . . . . . . . . . . .         36,319
 Amortization of deferred offering costs . . . . . .         15,657
 Printing and mailing expenses . . . . . . . . . . .         12,487
 Trustees' fees. . . . . . . . . . . . . . . . . . .         10,007
 Distribution fees - Class A . . . . . . . . . . . .          4,111
 Distribution fees - Class B . . . . . . . . . . . .         23,588
 Distribution fees - Class C . . . . . . . . . . . .          3,324
 Miscellaneous . . . . . . . . . . . . . . . . . . .          6,087
                                                        -----------
  Gross expenses . . . . . . . . . . . . . . . . . .        581,668
 Less:  Waiver of investment management fees . . . .       (103,622)
    Reimbursement from investment manager. . . . . .       (322,732)
    Fees paid indirectly . . . . . . . . . . . . . .         (1,229)
                                                        -----------
  Net expenses . . . . . . . . . . . . . . . . . . .        154,085
                                                        -----------
 NET INVESTMENT INCOME . . . . . . . . . . . . . . .          9,324
                                                        -----------
 REALIZED AND UNREALIZED GAIN (LOSS)
 Realized loss on securities . . . . . . . . . . . .       (355,390)
 Change in unrealized appreciation on securities . .      2,515,150
                                                        -----------
 NET REALIZED AND UNREALIZED GAIN  . . . . . . . . .      2,159,760
                                                        -----------
 NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS   $ 2,169,084
                                                        ===========





STATEMENT OF CHANGES IN NET ASSETS
                                             YEAR ENDED        PERIOD ENDED
                                          OCTOBER 31, 2003   OCTOBER 31, 2002*
                                          ----------------  -------------------
 INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS:
 Net investment income. . . . . . . . .     $     9,324        $     9,957
 Net realized loss on investments . . .        (355,390)        (1,091,295)
 Net unrealized appreciation
  (depreciation) on investments . . . .       2,515,150         (1,433,040)
                                            -----------        -----------
 NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS  . . . . . .       2,169,084         (2,514,378)
                                            -----------        -----------
 DIVIDENDS:
 Dividends from net investment income
 Class A. . . . . . . . . . . . . . . .         (18,875)                --
 Class B. . . . . . . . . . . . . . . .         (13,112)                --
 Class C. . . . . . . . . . . . . . . .          (2,003)                --
 Class Z. . . . . . . . . . . . . . . .         (85,123)                --
                                            -----------        -----------
 TOTAL DIVIDENDS  . . . . . . . . . . .        (119,113)                --
                                            -----------        -----------
 NET INCREASE IN NET ASSETS RESULTING
 FROM CAPITAL SHARE TRANSACTIONS  . . .       1,024,303         11,389,875
                                            -----------        -----------
 TOTAL INCREASE IN NET ASSETS . . . . .       3,074,274          8,875,497
 NET ASSETS:
 Beginning of period. . . . . . . . . .       8,885,497             10,000
                                            -----------        -----------
 End of period (a). . . . . . . . . . .     $11,959,771        $ 8,885,497
                                            ===========        ===========
 -----------
 (a)  Includes accumulated undistributed
  (overdistributed) net investment
  income of . . . . . . . . . . . . . .     $   (42,183)       $    67,515
                                            -----------        -----------
    *  Fund commenced operations on December 31, 2001.



                       See Notes to Financial Statements.

AXA PREMIER FUNDS TRUST
AXA PREMIER LARGE CAP VALUE FUND


STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 31, 2003
 ASSETS
 Investments at value (Cost $10,863,935) . . . . . .    $11,555,544
 Receivable for securities sold. . . . . . . . . . .         99,580
 Receivable from investment manager. . . . . . . . .         49,054
 Dividends, interest and other receivables . . . . .         17,270
 Receivable for Fund shares sold . . . . . . . . . .         12,799
 Other assets. . . . . . . . . . . . . . . . . . . .          1,279
                                                        -----------
  Total assets . . . . . . . . . . . . . . . . . . .     11,735,526
                                                        -----------
 LIABILITIES
 Overdraft payable . . . . . . . . . . . . . . . . .            295
 Payable for securities purchased. . . . . . . . . .        163,444
 Administrative fees payable . . . . . . . . . . . .         13,978
 Payable for Fund shares redeemed. . . . . . . . . .         13,365
 Distribution fees payable . . . . . . . . . . . . .          3,114
 Trustees' fees payable. . . . . . . . . . . . . . .            767
 Accrued expenses. . . . . . . . . . . . . . . . . .         40,820
                                                        -----------
  Total liabilities. . . . . . . . . . . . . . . . .        235,783
                                                        -----------
 NET ASSETS  . . . . . . . . . . . . . . . . . . . .    $11,499,743
                                                        ===========
 Net assets were comprised of:
 Paid in capital . . . . . . . . . . . . . . . . . .    $11,881,145
 Accumulated undistributed net investment income . .          9,295
 Accumulated undistributed net realized loss . . . .     (1,082,366)
 Unrealized appreciation on investments. . . . . . .        691,669
                                                        -----------
  Net assets . . . . . . . . . . . . . . . . . . . .    $11,499,743
                                                        ===========
 CLASS A
 Net asset value and redemption price per share,
  $1,989,608 / 209,322 shares outstanding (unlimited
  amount authorized: $0.001 par value) . . . . . . .    $      9.51
 Maximum sales charge (5.50% of offering price). . .           0.55
                                                        -----------
 Maximum offering price to public. . . . . . . . . .    $     10.06
                                                        ===========
 CLASS B
 Net asset value, offering and redemption price per
  share, $2,817,584 / 297,952 shares outstanding
  (unlimited amount authorized: $0.001 par value). .    $      9.46
                                                        ===========
 CLASS C
 Net asset value, offering and redemption price per
  share, $385,987 / 40,809 shares outstanding
  (unlimited amount authorized: $0.001 par value). .    $      9.46
 Maximum sales charge (1.00% of offering price). . .           0.10
                                                        -----------
 Maximum offering price to public. . . . . . . . . .    $      9.56
                                                        ===========
 CLASS Z
 Net asset value, offering and redemption price per
  share, $6,306,564 / 661,231 shares outstanding
  (unlimited amount authorized: $0.001 par value). .    $      9.54
                                                        ===========
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED OCTOBER 31, 2003
 INVESTMENT INCOME
 Dividends (net of $565 foreign withholding tax) . .    $   212,956
 Interest. . . . . . . . . . . . . . . . . . . . . .          1,845
                                                        -----------
  Total income . . . . . . . . . . . . . . . . . . .        214,801
                                                        -----------
 EXPENSES
 Administrative fees . . . . . . . . . . . . . . . .        161,146
 Transfer agent fees . . . . . . . . . . . . . . . .        114,850
 Investment management fees. . . . . . . . . . . . .        100,990
 Custodian fees. . . . . . . . . . . . . . . . . . .         60,100
 Registration and filing fees. . . . . . . . . . . .         44,000
 Professional fees . . . . . . . . . . . . . . . . .         36,452
 Amortization of deferred offering costs . . . . . .         15,657
 Printing and mailing expenses . . . . . . . . . . .         12,114
 Trustees' fees. . . . . . . . . . . . . . . . . . .          9,754
 Distribution fees - Class A . . . . . . . . . . . .          4,137
 Distribution fees - Class B . . . . . . . . . . . .         24,717
 Distribution fees - Class C . . . . . . . . . . . .          3,328
 Miscellaneous . . . . . . . . . . . . . . . . . . .          6,064
                                                        -----------
  Gross expenses . . . . . . . . . . . . . . . . . .        593,309
 Less:  Waiver of investment management fees . . . .       (100,990)
    Reimbursement from investment manager. . . . . .       (339,008)
    Fees paid indirectly . . . . . . . . . . . . . .         (9,795)
                                                        -----------
  Net expenses . . . . . . . . . . . . . . . . . . .        143,516
                                                        -----------
 NET INVESTMENT INCOME . . . . . . . . . . . . . . .         71,285
                                                        -----------
 REALIZED AND UNREALIZED GAIN
 Realized gain on:
 Securities. . . . . . . . . . . . . . . . . . . . .         34,611
 Foreign currency transactions . . . . . . . . . . .            213
                                                        -----------
  Net realized gain. . . . . . . . . . . . . . . . .         34,824
                                                        -----------
 Change in unrealized appreciation on:
 Securities. . . . . . . . . . . . . . . . . . . . .      1,867,537
 Foreign currency translations . . . . . . . . . . .             20
                                                        -----------
  Net change in unrealized appreciation. . . . . . .      1,867,557
                                                        -----------
 NET REALIZED AND UNREALIZED GAIN  . . . . . . . . .      1,902,381
                                                        -----------
 NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS   $ 1,973,666
                                                        ===========





STATEMENT OF CHANGES IN NET ASSETS
                                             YEAR ENDED        PERIOD ENDED
                                          OCTOBER 31, 2003   OCTOBER 31, 2002*
                                          ----------------  -------------------
 INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS:
 Net investment income. . . . . . . . .     $    71,285        $    43,962
 Net realized gain (loss) on investments
  and foreign currency transactions . .          34,824         (1,117,177)
 Net unrealized appreciation
  (depreciation) on investments and
  foreign currency translations . . . .       1,867,557         (1,175,888)
                                            -----------        -----------
 NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS  . . . . . .       1,973,666         (2,249,103)
                                            -----------        -----------
 DIVIDENDS:
 Dividends from net investment income
 Class A. . . . . . . . . . . . . . . .         (25,438)                --
 Class B. . . . . . . . . . . . . . . .         (23,914)                --
 Class C. . . . . . . . . . . . . . . .          (3,425)                --
 Class Z. . . . . . . . . . . . . . . .        (110,938)                --
                                            -----------        -----------
 TOTAL DIVIDENDS  . . . . . . . . . . .        (163,715)                --
                                            -----------        -----------
 NET INCREASE IN NET ASSETS RESULTING
 FROM CAPITAL SHARE TRANSACTIONS  . . .         476,554         11,452,341
                                            -----------        -----------
 TOTAL INCREASE IN NET ASSETS . . . . .       2,286,505          9,203,238
 NET ASSETS:
 Beginning of period. . . . . . . . . .       9,213,238             10,000
                                            -----------        -----------
 End of period (a). . . . . . . . . . .     $11,499,743        $ 9,213,238
                                            ===========        ===========
 -----------
 (a)   Includes accumulated
  undistributed net investment income of    $     9,295        $   101,725
                                            -----------        -----------
   *  Fund commenced operations on December 31, 2001.



                       See Notes to Financial Statements.

AXA PREMIER FUNDS TRUST
AXA PREMIER SMALL/MID CAP GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 31, 2003
 ASSETS
 Investments at value (Cost $10,102,251). . . . . .    $12,204,941
 Cash . . . . . . . . . . . . . . . . . . . . . . .             27
 Receivable for securities sold . . . . . . . . . .         89,687
 Receivable from investment manager . . . . . . . .         42,234
 Receivable for Fund shares sold. . . . . . . . . .         12,473
 Dividends, interest and other receivables. . . . .          1,113
 Other assets . . . . . . . . . . . . . . . . . . .          1,252
                                                       -----------
  Total assets. . . . . . . . . . . . . . . . . . .     12,351,727
                                                       -----------
 LIABILITIES
 Payable for securities purchased . . . . . . . . .        324,331
 Payable for Fund shares redeemed . . . . . . . . .         16,370
 Administrative fees payable. . . . . . . . . . . .         13,859
 Distribution fees payable. . . . . . . . . . . . .          3,516
 Trustees' fees payable . . . . . . . . . . . . . .            818
 Accrued expenses . . . . . . . . . . . . . . . . .         36,680
                                                       -----------
  Total liabilities . . . . . . . . . . . . . . . .        395,574
                                                       -----------
 NET ASSETS . . . . . . . . . . . . . . . . . . . .    $11,956,153
                                                       ===========
 Net assets were comprised of:
 Paid in capital. . . . . . . . . . . . . . . . . .    $12,913,650
 Accumulated overdistributed net investment income.        (45,033)
 Accumulated undistributed net realized loss. . . .     (3,015,154)
 Unrealized appreciation on investments . . . . . .      2,102,690
                                                       -----------
  Net assets. . . . . . . . . . . . . . . . . . . .    $11,956,153
                                                       ===========
 CLASS A
 Net asset value and redemption price per share,
  $2,439,999 / 288,101 shares outstanding
 (unlimited amount authorized: $0.001 par value). .    $      8.47
 Maximum sales charge (5.50% of offering price) . .           0.49
                                                       -----------
 Maximum offering price to public . . . . . . . . .    $      8.96
                                                       ===========
 CLASS B
 Net asset value, offering and redemption price per
  share, $3,298,508 / 394,541 shares outstanding
  (unlimited amount authorized: $0.001 par value) .    $      8.36
                                                       ===========
 CLASS C
 Net asset value, offering and redemption price per
  share, $376,372 / 45,131 shares outstanding
 (unlimited amount authorized: $0.001 par value). .    $      8.34
 Maximum sales charge (1.00% of offering price) . .           0.08
                                                       -----------
 Maximum offering price to public . . . . . . . . .    $      8.42
                                                       ===========
 CLASS Z
 Net asset value, offering and redemption price per
  share, $5,841,274 / 686,354 shares outstanding
  (unlimited amount authorized: $0.001 par value) .    $      8.51
                                                       ===========
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED OCTOBER 31, 2003
 INVESTMENT INCOME
 Dividends (net of $33 foreign withholding tax) . .    $    35,589
 Interest . . . . . . . . . . . . . . . . . . . . .          2,666
                                                       -----------
  Total income. . . . . . . . . . . . . . . . . . .         38,255
                                                       -----------
 EXPENSES
 Administrative fees. . . . . . . . . . . . . . . .        159,411
 Transfer agent fees. . . . . . . . . . . . . . . .        125,100
 Investment management fees . . . . . . . . . . . .        111,798
 Custodian fees . . . . . . . . . . . . . . . . . .         50,900
 Registration and filing fees . . . . . . . . . . .         44,000
 Professional fees. . . . . . . . . . . . . . . . .         36,170
 Amortization of deferred offering costs. . . . . .         15,657
 Printing and mailing expenses. . . . . . . . . . .         11,719
 Trustees' fees . . . . . . . . . . . . . . . . . .          9,013
 Distribution fees - Class A. . . . . . . . . . . .          4,419
 Distribution fees - Class B. . . . . . . . . . . .         25,204
 Distribution fees - Class C. . . . . . . . . . . .          3,498
 Miscellaneous. . . . . . . . . . . . . . . . . . .          5,960
                                                       -----------
  Gross expenses. . . . . . . . . . . . . . . . . .        602,849
 Less:  Waiver of investment management fees. . . .       (111,798)
    Reimbursement from investment manager . . . . .       (322,842)
    Fees paid indirectly. . . . . . . . . . . . . .        (16,374)
                                                       -----------
  Net expenses. . . . . . . . . . . . . . . . . . .        151,835
                                                       -----------
 NET INVESTMENT LOSS  . . . . . . . . . . . . . . .       (113,580)
                                                       -----------
 REALIZED AND UNREALIZED GAIN (LOSS)
 Realized gain (loss) on:
 Securities . . . . . . . . . . . . . . . . . . . .        496,223
 Foreign currency transactions. . . . . . . . . . .            (79)
                                                       -----------
  Net realized gain . . . . . . . . . . . . . . . .        496,144
                                                       -----------

 Change in unrealized appreciation on securities  .      2,734,351
                                                       -----------
 NET REALIZED AND UNREALIZED GAIN . . . . . . . . .      3,230,495
                                                       -----------
 NET INCREASE IN NET ASSETS RESULTING FROM
 OPERATIONS . . . . . . . . . . . . . . . . . . . .    $ 3,116,915
                                                       ===========





STATEMENT OF CHANGES IN NET ASSETS
                                             YEAR ENDED        PERIOD ENDED
                                          OCTOBER 31, 2003   OCTOBER 31, 2002*
                                          ----------------  -------------------
 INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS:
 Net investment loss. . . . . . . . . .     $  (113,580)       $   (93,772)
 Net realized gain (loss) on investments
  and foreign currency transactions . .         496,144         (3,512,039)
 Net unrealized appreciation
  (depreciation) on investments . . . .       2,734,351           (631,661)
                                            -----------        -----------
 NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS  . . . . . .       3,116,915         (4,237,472)
                                            -----------        -----------
 NET INCREASE IN NET ASSETS RESULTING
 FROM CAPITAL SHARE TRANSACTIONS  . . .         696,937         12,369,773
                                            -----------        -----------
 TOTAL INCREASE IN NET ASSETS . . . . .       3,813,852          8,132,301
 NET ASSETS:
 Beginning of period. . . . . . . . . .       8,142,301             10,000
                                            -----------        -----------
 End of period (a). . . . . . . . . . .     $11,956,153        $ 8,142,301
                                            ===========        ===========
 -----------
 (a)  Includes accumulated
  overdistributed net investment income
  of. . . . . . . . . . . . . . . . . .     $   (45,033)       $   (37,005)
                                            -----------        -----------
    *  Fund commenced operations on December 31, 2001.



                       See Notes to Financial Statements.

AXA PREMIER FUNDS TRUST
AXA PREMIER SMALL/MID CAP VALUE FUND


STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 31, 2003
 ASSETS
 Investments at value (Cost $12,345,597). . . . . .    $14,980,680
 Cash (Foreign cash payable $171) . . . . . . . . .             28
 Receivable for securities sold . . . . . . . . . .         97,888
 Receivable from investment manager . . . . . . . .         41,857
 Receivable for Fund shares sold. . . . . . . . . .         21,116
 Dividends, interest and other receivables. . . . .         10,528
 Other assets . . . . . . . . . . . . . . . . . . .          1,517
                                                       -----------
  Total assets. . . . . . . . . . . . . . . . . . .     15,153,614
                                                       -----------
 LIABILITIES
 Payable for securities purchased . . . . . . . . .        143,935
 Administrative fees payable. . . . . . . . . . . .         14,292
 Payable for Fund shares redeemed . . . . . . . . .         13,762
 Distribution fees payable. . . . . . . . . . . . .          4,206
 Trustees' fees payable . . . . . . . . . . . . . .          1,019
 Accrued expenses . . . . . . . . . . . . . . . . .         38,464
                                                       -----------
  Total liabilities . . . . . . . . . . . . . . . .        215,678
                                                       -----------
 NET ASSETS . . . . . . . . . . . . . . . . . . . .    $14,937,936
                                                       ===========
 Net assets were comprised of:
 Paid in capital. . . . . . . . . . . . . . . . . .    $14,912,151
 Accumulated overdistributed net investment income.        (46,169)
 Accumulated undistributed net realized loss. . . .     (2,563,130)
 Unrealized appreciation on investments . . . . . .      2,635,084
                                                       -----------
  Net assets. . . . . . . . . . . . . . . . . . . .    $14,937,936
                                                       ===========
 CLASS A
 Net asset value and redemption price per share,
  $3,770,214 / 385,517 shares outstanding
 (unlimited amount authorized: $0.001 par value). .    $      9.78
 Maximum sales charge (5.50% of offering price) . .           0.57
                                                       -----------
 Maximum offering price to public . . . . . . . . .    $     10.35
                                                       ===========
 CLASS B
 Net asset value, offering and redemption price per
  share, $3,661,324 / 377,112 shares outstanding
  (unlimited amount authorized: $0.001 par value) .    $      9.71
                                                       ===========
 CLASS C
 Net asset value, offering and redemption price per
  share, $489,641 / 50,466 shares outstanding
 (unlimited amount authorized: $0.001 par value). .    $      9.70
 Maximum sales charge (1.00% of offering price) . .           0.10
                                                       -----------
 Maximum offering price to public . . . . . . . . .    $      9.80
                                                       ===========
 CLASS Z
 Net asset value, offering and redemption price per
  share, $7,016,757 / 716,409 shares outstanding
  (unlimited amount authorized: $0.001 par value) .    $      9.79
                                                       ===========
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED OCTOBER 31, 2003
 INVESTMENT INCOME
 Dividends (net of $829 foreign withholding tax). .    $   169,025
 Interest . . . . . . . . . . . . . . . . . . . . .          1,873
                                                       -----------
  Total income. . . . . . . . . . . . . . . . . . .        170,898
                                                       -----------
 EXPENSES
 Administrative fees. . . . . . . . . . . . . . . .        163,665
 Investment management fees . . . . . . . . . . . .        141,546
 Transfer agent fees. . . . . . . . . . . . . . . .        135,000
 Registration and filing fees . . . . . . . . . . .         44,000
 Custodian fees . . . . . . . . . . . . . . . . . .         43,000
 Professional fees. . . . . . . . . . . . . . . . .         37,253
 Amortization of deferred offering costs. . . . . .         15,657
 Printing and mailing expenses. . . . . . . . . . .         14,219
 Trustees' fees . . . . . . . . . . . . . . . . . .         11,469
 Distribution fees - Class A. . . . . . . . . . . .          6,683
 Distribution fees - Class B. . . . . . . . . . . .         29,096
 Distribution fees - Class C. . . . . . . . . . . .          4,425
 Miscellaneous. . . . . . . . . . . . . . . . . . .          6,175
                                                       -----------
  Gross expenses. . . . . . . . . . . . . . . . . .        652,188
 Less:  Waiver of investment management fees. . . .       (141,546)
    Reimbursement from investment manager . . . . .       (299,257)
    Fees paid indirectly. . . . . . . . . . . . . .         (2,048)
                                                       -----------
  Net expenses. . . . . . . . . . . . . . . . . . .        209,337
                                                       -----------
 NET INVESTMENT LOSS  . . . . . . . . . . . . . . .        (38,439)
                                                       -----------
 REALIZED AND UNREALIZED GAIN (LOSS)
 Realized loss on:
 Securities . . . . . . . . . . . . . . . . . . . .       (145,617)
 Foreign currency transactions. . . . . . . . . . .           (404)
                                                       -----------
  Net realized loss . . . . . . . . . . . . . . . .       (146,021)
                                                       -----------
 Change in unrealized appreciation on:
 Securities . . . . . . . . . . . . . . . . . . . .      4,099,829
 Foreign currency translations. . . . . . . . . . .              1
                                                       -----------
  Net change in unrealized appreciation . . . . . .      4,099,830
                                                       -----------
 NET REALIZED AND UNREALIZED GAIN . . . . . . . . .      3,953,809
                                                       -----------
 NET INCREASE IN NET ASSETS RESULTING FROM
 OPERATIONS . . . . . . . . . . . . . . . . . . . .    $ 3,915,370
                                                       ===========





STATEMENT OF CHANGES IN NET ASSETS
                                             YEAR ENDED        PERIOD ENDED
                                          OCTOBER 31, 2003   OCTOBER 31, 2002*
                                          ----------------  -------------------
 INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS:
 Net investment loss. . . . . . . . . .     $   (38,439)       $   (33,702)
 Net realized loss on investments and
  foreign currency transactions . . . .        (146,021)        (2,422,395)
 Net unrealized appreciation
  (depreciation) on investments and
  foreign currency translations . . . .       4,099,830         (1,464,746)
                                            -----------        -----------
 NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS  . . . . . .       3,915,370         (3,920,843)
                                            -----------        -----------
 DIVIDENDS:
 Dividends from net investment income
 Class A. . . . . . . . . . . . . . . .         (15,693)                --
 Class B. . . . . . . . . . . . . . . .          (1,735)                --
 Class C. . . . . . . . . . . . . . . .            (376)                --
 Class Z. . . . . . . . . . . . . . . .         (52,162)                --
                                            -----------        -----------
 TOTAL DIVIDENDS  . . . . . . . . . . .         (69,966)                --
                                            -----------        -----------
 NET INCREASE IN NET ASSETS RESULTING
 FROM CAPITAL SHARE TRANSACTIONS  . . .          22,592         14,980,783
                                            -----------        -----------
 TOTAL INCREASE IN NET ASSETS . . . . .       3,867,996         11,059,940
 NET ASSETS:
 Beginning of period. . . . . . . . . .      11,069,940             10,000
                                            -----------        -----------
 End of period (a). . . . . . . . . . .     $14,937,936        $11,069,940
                                            ===========        ===========
 -----------
 (a)  Includes accumulated undistributed
  (overdistributed) net investment
  income of . . . . . . . . . . . . . .     $   (46,169)       $    24,025
                                            -----------        -----------
    *  Fund commenced operations on December 31, 2001.



                       See Notes to Financial Statements.

AXA PREMIER FUNDS TRUST
AXA PREMIER INTERNATIONAL EQUITY FUND


STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 31, 2003
 ASSETS
 Investments at value (Cost $9,192,663). . . . . . .    $10,314,931
 Cash (Foreign cash $70,043) . . . . . . . . . . . .         78,344
 Receivable for securities sold. . . . . . . . . . .        178,703
 Receivable from investment manager. . . . . . . . .         42,055
 Dividends, interest and other receivables . . . . .         23,396
 Unrealized appreciation of forward foreign currency
  contracts. . . . . . . . . . . . . . . . . . . . .          6,913
 Receivable for Fund shares sold . . . . . . . . . .            515
 Variation margin receiveable on futures contracts .             46
 Other assets. . . . . . . . . . . . . . . . . . . .         16,271
                                                        -----------
  Total assets . . . . . . . . . . . . . . . . . . .     10,661,174
                                                        -----------
 LIABILITIES
 Payable for securities purchased. . . . . . . . . .        109,977
 Unrealized depreciation of forward foreign currency
  contracts. . . . . . . . . . . . . . . . . . . . .         18,799
 Payable for Fund shares redeemed. . . . . . . . . .         15,375
 Administrative fees payable . . . . . . . . . . . .         13,742
 Distribution fees payable . . . . . . . . . . . . .          2,628
 Trustees' fees payable. . . . . . . . . . . . . . .            727
 Accrued expenses. . . . . . . . . . . . . . . . . .         44,943
                                                        -----------
  Total liabilities. . . . . . . . . . . . . . . . .        206,191
                                                        -----------
 NET ASSETS  . . . . . . . . . . . . . . . . . . . .    $10,454,983
                                                        ===========
 Net assets were comprised of:
 Paid in capital . . . . . . . . . . . . . . . . . .    $10,468,009
 Accumulated overdistributed net investment income .        (16,949)
 Accumulated undistributed net realized loss . . . .     (1,108,354)
 Unrealized appreciation on investments. . . . . . .      1,112,277
                                                        -----------
  Net assets . . . . . . . . . . . . . . . . . . . .    $10,454,983
                                                        ===========
 CLASS A
 Net asset value and redemption price per share,
  $1,562,069 / 159,862 shares outstanding
 (unlimited amount authorized: $0.001 par value) . .    $      9.77
 Maximum sales charge (5.50% of offering price). . .           0.57
                                                        -----------
 Maximum offering price to public. . . . . . . . . .    $     10.34
                                                        ===========
 CLASS B
 Net asset value, offering and redemption price per
  share, $2,423,282 / 249,352 shares outstanding
  (unlimited amount authorized: $0.001 par value). .    $      9.72
                                                        ===========
 CLASS C
 Net asset value, offering and redemption price per
  share, $305,407 / 31,415 shares outstanding
 (unlimited amount authorized: $0.001 par value) . .    $      9.72
 Maximum sales charge (1.00% of offering price). . .           0.10
                                                        -----------
 Maximum offering price to public. . . . . . . . . .    $      9.82
                                                        ===========
 CLASS Z
 Net asset value, offering and redemption price per
  share, $6,164,225 / 628,952 shares outstanding
  (unlimited amount authorized: $0.001 par value). .    $      9.80
                                                        ===========
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED OCTOBER 31, 2003
 INVESTMENT INCOME
 Dividends (net of $25,852 foreign withholding tax).    $   211,292
 Interest. . . . . . . . . . . . . . . . . . . . . .          1,630
                                                        -----------
  Total income . . . . . . . . . . . . . . . . . . .        212,922
                                                        -----------
 EXPENSES
 Administrative fees . . . . . . . . . . . . . . . .        158,637
 Transfer agent fees . . . . . . . . . . . . . . . .        109,900
 Custodian fees. . . . . . . . . . . . . . . . . . .        108,900
 Investment management fees. . . . . . . . . . . . .        102,299
 Registration and filing fees. . . . . . . . . . . .         44,000
 Professional fees . . . . . . . . . . . . . . . . .         37,072
 Amortization of deferred offering costs . . . . . .         15,657
 Printing and mailing expenses . . . . . . . . . . .         10,863
 Trustees' fees. . . . . . . . . . . . . . . . . . .          8,498
 Distribution fees - Class A . . . . . . . . . . . .          3,389
 Distribution fees - Class B . . . . . . . . . . . .         20,450
 Distribution fees - Class C . . . . . . . . . . . .          2,428
 Tax expense . . . . . . . . . . . . . . . . . . . .            457
 Miscellaneous . . . . . . . . . . . . . . . . . . .          6,092
                                                        -----------
  Gross expenses . . . . . . . . . . . . . . . . . .        628,642
 Less:  Waiver of investment management fees . . . .       (102,299)
    Reimbursement from investment manager. . . . . .       (352,835)
    Fees paid indirectly . . . . . . . . . . . . . .         (3,676)
                                                        -----------
  Net expenses . . . . . . . . . . . . . . . . . . .        169,832
                                                        -----------
 NET INVESTMENT INCOME . . . . . . . . . . . . . . .         43,090
                                                        -----------
 REALIZED AND UNREALIZED GAIN (LOSS)
 Realized gain (loss) on:
 Securities. . . . . . . . . . . . . . . . . . . . .       (661,113)
 Futures . . . . . . . . . . . . . . . . . . . . . .          3,782
 Foreign currency transactions . . . . . . . . . . .        (22,456)
                                                        -----------
  Net realized loss. . . . . . . . . . . . . . . . .       (679,787)
                                                        -----------
 Change in unrealized appreciation (depreciation) on:
 Securities. . . . . . . . . . . . . . . . . . . . .      2,752,682
 Futures . . . . . . . . . . . . . . . . . . . . . .            127
 Foreign currency translations . . . . . . . . . . .         (9,517)
                                                        -----------
  Net change in unrealized appreciation. . . . . . .      2,743,292
                                                        -----------
 NET REALIZED AND UNREALIZED GAIN  . . . . . . . . .      2,063,505
                                                        -----------
 NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS   $ 2,106,595
                                                        ===========





STATEMENT OF CHANGES IN NET ASSETS
                                             YEAR ENDED        PERIOD ENDED
                                          OCTOBER 31, 2003   OCTOBER 31, 2002*
                                          ----------------  -------------------
 INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS:
 Net investment income. . . . . . . . .     $    43,090        $    31,800
 Net realized loss on investments and
  foreign currency transactions . . . .        (679,787)          (480,997)
 Net unrealized appreciation
  (depreciation) on investments and
  foreign currency translations . . . .       2,743,292         (1,631,015)
                                            -----------        -----------
 NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS  . . . . . .       2,106,595         (2,080,212)
                                            -----------        -----------
 DIVIDENDS:
 Dividends from net investment income
 Class A. . . . . . . . . . . . . . . .         (14,874)                --
 Class B. . . . . . . . . . . . . . . .          (8,469)                --
 Class C. . . . . . . . . . . . . . . .            (973)                --
 Class Z. . . . . . . . . . . . . . . .         (71,959)                --
                                            -----------        -----------
 TOTAL DIVIDENDS  . . . . . . . . . . .         (96,275)                --
                                            -----------        -----------
 NET INCREASE IN NET ASSETS RESULTING
 FROM CAPITAL SHARE TRANSACTIONS  . . .         303,729         10,211,146
                                            -----------        -----------
 TOTAL INCREASE IN NET ASSETS . . . . .       2,314,049          8,130,934
 NET ASSETS:
 Beginning of period. . . . . . . . . .       8,140,934             10,000
                                            -----------        -----------
 End of period (a). . . . . . . . . . .     $10,454,983        $ 8,140,934
                                            ===========        ===========
 -----------
 (a)  Includes accumulated undistributed
  (overdistributed) net investment
  income of . . . . . . . . . . . . . .     $   (16,949)       $    45,600
                                            -----------        -----------
    *  Fund commenced operations on December 31, 2001.



                       See Notes to Financial Statements.

AXA PREMIER FUNDS TRUST
AXA PREMIER TECHNOLOGY FUND


STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 31, 2003
 ASSETS
 Investments at value (Cost $6,204,065). . . . . . . .    $ 7,483,542
 Receivable for securities sold. . . . . . . . . . . .        135,454
 Receivable from investment manager. . . . . . . . . .         46,307
 Receivable for Fund shares sold . . . . . . . . . . .         14,089
 Dividends, interest and other receivables . . . . . .          1,972
 Other assets. . . . . . . . . . . . . . . . . . . . .            862
                                                          -----------
  Total assets . . . . . . . . . . . . . . . . . . . .      7,682,226
                                                          -----------
 LIABILITIES
 Overdraft payable (Foreign cash payable $1,291) . . .            991
 Payable for securities purchased. . . . . . . . . . .         72,251
 Administrative fees payable . . . . . . . . . . . . .         13,276
 Distribution fees payable . . . . . . . . . . . . . .          1,016
 Trustees' fees payable. . . . . . . . . . . . . . . .            570
 Accrued expenses. . . . . . . . . . . . . . . . . . .         42,740
                                                          -----------
  Total liabilities. . . . . . . . . . . . . . . . . .        130,844
                                                          -----------
 NET ASSETS  . . . . . . . . . . . . . . . . . . . . .    $ 7,551,382
                                                          ===========
 Net assets were comprised of:
 Paid in capital . . . . . . . . . . . . . . . . . . .    $ 7,952,473
 Accumulated overdistributed net investment income . .        (43,456)
 Accumulated undistributed net realized loss . . . . .     (1,637,117)
 Unrealized appreciation on investments. . . . . . . .      1,279,482
                                                          -----------
  Net assets . . . . . . . . . . . . . . . . . . . . .    $ 7,551,382
                                                          ===========
 CLASS A
 Net asset value and redemption price per share,
  $480,121 / 52,922 shares outstanding (unlimited
  amount authorized: $0.001 par value) . . . . . . . .    $      9.07
 Maximum sales charge (5.50% of offering price). . . .           0.53
                                                          -----------
 Maximum offering price to public. . . . . . . . . . .    $      9.60
                                                          ===========
 CLASS B
 Net asset value, offering and redemption price per
  share, $1,055,826 / 117,751 shares outstanding
  (unlimited amount authorized: $0.001 par value). . .    $      8.97
                                                          ===========
 CLASS C
 Net asset value, offering and redemption price per
  share, $61,849 / 6,898 shares outstanding (unlimited
  amount authorized: $0.001 par value) . . . . . . . .    $      8.97
 Maximum sales charge (1.00% of offering price). . . .           0.09
                                                          -----------
 Maximum offering price to public. . . . . . . . . . .    $      9.06
                                                          ===========
 CLASS Z
 Net asset value, offering and redemption price per
  share, $5,953,586 / 655,234 shares outstanding
  (unlimited amount authorized: $0.001 par value). . .    $      9.09
                                                          ===========
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED OCTOBER 31, 2003
 INVESTMENT INCOME
 Dividends (net of $60 foreign withholding tax). . . .    $    12,281
 Interest. . . . . . . . . . . . . . . . . . . . . . .          1,869
                                                          -----------
  Total income . . . . . . . . . . . . . . . . . . . .         14,150
                                                          -----------
 EXPENSES
 Administrative fees . . . . . . . . . . . . . . . . .        151,537
 Transfer agent fees . . . . . . . . . . . . . . . . .         97,750
 Investment management fees. . . . . . . . . . . . . .         71,636
 Custodian fees. . . . . . . . . . . . . . . . . . . .         60,000
 Registration and filing fees. . . . . . . . . . . . .         44,000
 Profesional fees. . . . . . . . . . . . . . . . . . .         37,371
 Amortization of deferred offering costs . . . . . . .         15,657
 Printing and mailing expenses . . . . . . . . . . . .          7,927
 Trustees' fees. . . . . . . . . . . . . . . . . . . .          5,237
 Distribution fees - Class A . . . . . . . . . . . . .            720
 Distribution fees - Class B . . . . . . . . . . . . .          7,725
 Distribution fees - Class C . . . . . . . . . . . . .            517
 Miscellaneous . . . . . . . . . . . . . . . . . . . .          5,879
                                                          -----------
  Gross expenses . . . . . . . . . . . . . . . . . . .        505,956
 Less:  Waiver of investment management fees . . . . .        (71,636)
    Reimbursement from investment manager. . . . . . .       (331,579)
    Fees paid indirectly . . . . . . . . . . . . . . .         (1,585)
                                                          -----------
  Net expenses . . . . . . . . . . . . . . . . . . . .        101,156
                                                          -----------
 NET INVESTMENT LOSS . . . . . . . . . . . . . . . . .        (87,006)
                                                          -----------
 REALIZED AND UNREALIZED GAIN (LOSS)
 Realized gain (loss) on:
 Securities. . . . . . . . . . . . . . . . . . . . . .        209,584
 Options written . . . . . . . . . . . . . . . . . . .          1,373
 Foreign currency transactions . . . . . . . . . . . .         (1,832)
                                                          -----------
  Net realized gain. . . . . . . . . . . . . . . . . .        209,125
                                                          -----------
 Change in unrealized appreciation on:
 Securities. . . . . . . . . . . . . . . . . . . . . .      2,537,326
 Options written . . . . . . . . . . . . . . . . . . .          8,336
 Foreign currency translations . . . . . . . . . . . .             15
                                                          -----------
  Net change in unrealized appreciation. . . . . . . .      2,545,677
                                                          -----------
 NET REALIZED AND UNREALIZED GAIN  . . . . . . . . . .      2,754,802
                                                          -----------
 NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS     $ 2,667,796
                                                          ===========





STATEMENT OF CHANGES IN NET ASSETS
                                             YEAR ENDED        PERIOD ENDED
                                          OCTOBER 31, 2003   OCTOBER 31, 2002*
                                          ----------------  -------------------
 INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS:
 Net investment loss. . . . . . . . . .     $  (87,006)        $   (68,758)
 Net realized gain (loss) on investments
  and foreign currency transactions . .        209,125          (1,853,680)
 Net unrealized appreciation
  (depreciation) on investments and
  foreign currency translations . . . .      2,545,677          (1,266,195)
                                            ----------         -----------
 NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS  . . . . . .      2,667,796          (3,188,633)
                                            ----------         -----------
 DIVIDENDS:
 Dividends from net investment income
 Class A. . . . . . . . . . . . . . . .           (662)                 --
 Class B. . . . . . . . . . . . . . . .           (493)                 --
 Class C. . . . . . . . . . . . . . . .            (56)                 --
 Class Z. . . . . . . . . . . . . . . .        (19,696)                 --
                                            ----------         -----------
 TOTAL DIVIDENDS  . . . . . . . . . . .        (20,907)                 --
                                            ----------         -----------
 NET INCREASE IN NET ASSETS RESULTING
 FROM CAPITAL SHARE TRANSACTIONS  . . .        722,196           7,360,930
                                            ----------         -----------
 TOTAL INCREASE IN NET ASSETS . . . . .      3,369,085           4,172,297
 NET ASSETS:
 Beginning of period. . . . . . . . . .      4,182,297              10,000
                                            ----------         -----------
 End of period (a). . . . . . . . . . .     $7,551,382         $ 4,182,297
                                            ==========         ===========
 -----------
 (a)  Includes accumulated
  overdistributed net investment income
  of. . . . . . . . . . . . . . . . . .     $  (43,456)        $   (18,654)
                                            ----------         -----------
    *  Fund commenced operations on December 31, 2001.



                       See Notes to Financial Statements.

AXA PREMIER FUNDS TRUST
AXA PREMIER HEALTH CARE FUND


STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 31, 2003
 ASSETS
 Investments at value (Cost $7,148,820). . . . . . .    $7,611,632
 Cash (Foreign Cash $21,936) . . . . . . . . . . . .        21,936
 Receivable for securities sold. . . . . . . . . . .       284,470
 Receivable from investment manager. . . . . . . . .        35,137
 Dividends, interest and other receivables . . . . .         8,562
 Receivable for Fund shares sold . . . . . . . . . .         4,445
 Other assets. . . . . . . . . . . . . . . . . . . .           964
                                                        ----------
  Total assets . . . . . . . . . . . . . . . . . . .     7,967,146
                                                        ----------
 LIABILITIES
 Payable for securities purchased. . . . . . . . . .       155,596
 Administrative fees payable . . . . . . . . . . . .        13,383
 Distribution fees payable . . . . . . . . . . . . .         1,290
 Trustees' fees payable. . . . . . . . . . . . . . .           530
 Accrued expenses. . . . . . . . . . . . . . . . . .        34,290
                                                        ----------
  Total liabilities. . . . . . . . . . . . . . . . .       205,089
                                                        ----------
 NET ASSETS  . . . . . . . . . . . . . . . . . . . .    $7,762,057
                                                        ==========
 Net assets were comprised of:
 Paid in capital . . . . . . . . . . . . . . . . . .    $8,092,112
 Accumulated overdistributed net investment income .       (44,158)
 Accumulated undistributed net realized loss . . . .      (748,574)
 Unrealized appreciation on investments. . . . . . .       462,677
                                                        ----------
  Net assets . . . . . . . . . . . . . . . . . . . .    $7,762,057
                                                        ==========
 CLASS A
 Net asset value and redemption price per share,
  $800,997 / 85,426 shares outstanding
 (unlimited amount authorized: $0.001 par value) . .    $     9.38
 Maximum sales charge (5.50% of offering price). . .          0.55
                                                        ----------
 Maximum offering price to public. . . . . . . . . .    $     9.93
                                                        ==========
 CLASS B
 Net asset value, offering and redemption price per
  share, $1,126,094 / 121,084 shares outstanding
  (unlimited amount authorized: $0.001 par value). .    $     9.30
                                                        ==========
 CLASS C
 Net asset value, offering and redemption price per
  share, $164,597 / 17,690 shares outstanding
 (unlimited amount authorized: $0.001 par value) . .    $     9.30
 Maximum sales charge (1.00% of offering price). . .          0.09
                                                        ----------
 Maximum offering price to public. . . . . . . . . .    $     9.39
                                                        ==========
 CLASS Z
 Net asset value, offering and redemption price per
  share, $5,670,369 / 602,831 shares outstanding
  (unlimited amount authorized: $0.001 par value). .    $     9.41
                                                        ==========
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED OCTOBER 31, 2003
 INVESTMENT INCOME
 Dividends (net of $2,470 foreign withholding tax) .    $   66,421
 Interest. . . . . . . . . . . . . . . . . . . . . .         2,067
                                                        ----------
  Total income . . . . . . . . . . . . . . . . . . .        68,488
                                                        ----------
 EXPENSES
 Administrative fees . . . . . . . . . . . . . . . .       154,738
 Transfer agent fees . . . . . . . . . . . . . . . .       106,000
 Investment management fees. . . . . . . . . . . . .        90,918
 Registration and filing fees. . . . . . . . . . . .        44,000
 Professional fees . . . . . . . . . . . . . . . . .        36,165
 Custodian fees. . . . . . . . . . . . . . . . . . .        31,000
 Amortization of deferred offering costs . . . . . .        15,657
 Printing and mailing expenses . . . . . . . . . . .         9,070
 Trustees' fees. . . . . . . . . . . . . . . . . . .         6,827
 Distribution fees - Class A . . . . . . . . . . . .         1,664
 Distribution fees - Class B . . . . . . . . . . . .         9,989
 Distribution fees - Class C . . . . . . . . . . . .         1,702
 Miscellaneous . . . . . . . . . . . . . . . . . . .         5,946
                                                        ----------
  Gross expenses . . . . . . . . . . . . . . . . . .       513,676
 Less:  Waiver of investment management fees . . . .       (90,918)
    Reimbursement from investment manager. . . . . .      (290,496)
    Fees paid indirectly . . . . . . . . . . . . . .          (973)
                                                        ----------
  Net expenses . . . . . . . . . . . . . . . . . . .       131,289
                                                        ----------
 NET INVESTMENT LOSS . . . . . . . . . . . . . . . .       (62,801)
                                                        ----------
 REALIZED AND UNREALIZED GAIN (LOSS)
 Realized gain on:
 Securities. . . . . . . . . . . . . . . . . . . . .         7,701
 Foreign currency transactions . . . . . . . . . . .         1,247
                                                        ----------
  Net realized gain. . . . . . . . . . . . . . . . .         8,948
                                                        ----------
 Change in unrealized appreciation (depreciation) on:
 Securities. . . . . . . . . . . . . . . . . . . . .     1,156,573
 Foreign currency translations . . . . . . . . . . .          (134)
                                                        ----------
  Net change in unrealized appreciation. . . . . . .     1,156,439
                                                        ----------
 NET REALIZED AND UNREALIZED GAIN  . . . . . . . . .     1,165,387
                                                        ----------
 NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS   $1,102,586
                                                        ==========





STATEMENT OF CHANGES IN NET ASSETS
                                             YEAR ENDED        PERIOD ENDED
                                          OCTOBER 31, 2003   OCTOBER 31, 2002*
                                          ----------------  -------------------
 INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS:
 Net investment loss. . . . . . . . . .     $  (62,801)        $   (58,516)
 Net realized gain (loss) on investments
  and foreign currency transactions . .          8,948            (755,786)
 Net unrealized appreciation
  (depreciation) on investments and
  foreign currency translations . . . .      1,156,439            (693,762)
                                            ----------         -----------
 NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS  . . . . . .      1,102,586          (1,508,064)
                                            ----------         -----------
 DIVIDENDS:
 Dividends from net investment income
 Class A. . . . . . . . . . . . . . . .         (2,688)                 --
 Class B. . . . . . . . . . . . . . . .           (581)                 --
 Class C. . . . . . . . . . . . . . . .           (133)                 --
 Class Z. . . . . . . . . . . . . . . .        (34,571)                 --
                                            ----------         -----------
 TOTAL DIVIDENDS  . . . . . . . . . . .        (37,973)                 --
                                            ----------         -----------
 NET INCREASE IN NET ASSETS RESULTING
 FROM CAPITAL SHARE TRANSACTIONS  . . .        164,801           8,030,707
                                            ----------         -----------
 TOTAL INCREASE IN NET ASSETS . . . . .      1,229,414           6,522,643
 NET ASSETS:
 Beginning of period. . . . . . . . . .      6,532,643              10,000
                                            ----------         -----------
 End of period (a). . . . . . . . . . .     $7,762,057         $ 6,532,643
                                            ==========         ===========
 -----------
 (a)  Includes accumulated
  overdistributed net investment income
  of. . . . . . . . . . . . . . . . . .     $  (44,158)        $    (1,843)
                                            ----------         -----------
    *  Fund commenced operations on December 31, 2001.



                       See Notes to Financial Statements.

AXA PREMIER FUNDS TRUST
AXA PREMIER CORE BOND FUND


STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 31, 2003
 ASSETS
 Investments at value (Cost $48,006,046) . . . . . . . . .    $48,169,120
 Cash (Foreign Cash $19,336) . . . . . . . . . . . . . . .        257,129
 Receivable for securities sold. . . . . . . . . . . . . .      8,586,774
 Dividends, interest and other receivables . . . . . . . .        353,478
 Receivable from investment manager. . . . . . . . . . . .         22,856
 Receivable for Fund shares sold . . . . . . . . . . . . .         10,376
 Unrealized appreciation of forward foreign
  currency contracts . . . . . . . . . . . . . . . . . . .              9
                                                             ------------
  Total assets . . . . . . . . . . . . . . . . . . . . . .     57,399,742
                                                              -----------
 LIABILITIES
 Payable for securities purchased. . . . . . . . . . . . .     13,269,482
 Securities sold short (Proceeds received $1,721,866). . .      1,724,718
 Payable for Fund shares redeemed. . . . . . . . . . . . .         28,744
 Administrative fees payable . . . . . . . . . . . . . . .         15,436
 Distribution fees payable . . . . . . . . . . . . . . . .         10,626
 Options written, at value (Premiums received $19,402) . .         10,235
 Variation margin payable on futures contracts and options
  on futures . . . . . . . . . . . . . . . . . . . . . . .          3,148
 Trustees' fees payable. . . . . . . . . . . . . . . . . .          2,296
 Unrealized depreciation of forward foreign
  currency contracts . . . . . . . . . . . . . . . . . . .              4
 Accrued expenses. . . . . . . . . . . . . . . . . . . . .         47,703
                                                              -----------
  Total liabilities. . . . . . . . . . . . . . . . . . . .     15,112,392
                                                              -----------
 NET ASSETS  . . . . . . . . . . . . . . . . . . . . . . .    $42,287,350
                                                              ===========
 Net assets were comprised of:
 Paid in capital . . . . . . . . . . . . . . . . . . . . .    $41,259,534
 Accumulated overdistributed net investment income . . . .        167,289
 Accumulated undistributed net realized gain . . . . . . .        733,923
 Unrealized appreciation on investments. . . . . . . . . .        126,604
                                                              -----------
  Net assets . . . . . . . . . . . . . . . . . . . . . . .    $42,287,350
                                                              ===========
 CLASS A
 Net asset value and redemption price per share, $4,514,157
  / 440,421 shares outstanding (unlimited amount
  authorized: $0.001 par value). . . . . . . . . . . . . .    $     10.25
 Maximum sales charge (4.50% of offering price). . . . . .           0.48
                                                              -----------
 Maximum offering price to public. . . . . . . . . . . . .    $     10.73
                                                              ===========
 CLASS B
 Net asset value, offering and redemption price per share,
  $9,646,922 / 943,443 shares outstanding (unlimited amount
  authorized: $0.001 par value). . . . . . . . . . . . . .    $     10.23
                                                              ===========
 CLASS C
 Net asset value, offering and redemption price per share,
  $1,537,754 / 150,479 shares outstanding (unlimited amount
  authorized: $0.001 par value). . . . . . . . . . . . . .    $     10.22
 Maximum sales charge (1.00% of offering price). . . . . .           0.10
                                                              -----------
 Maximum offering price to public. . . . . . . . . . . . .    $     10.32
                                                              ===========
 CLASS Z
 Net asset value, offering and redemption price per share,
  $26,588,517 / 2,593,646 shares outstanding (unlimited
  amount authorized: $0.001 par value) . . . . . . . . . .    $     10.25
                                                              ===========
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED OCTOBER 31, 2003
 INVESTMENT INCOME
 Interest. . . . . . . . . . . . . . . . . . . . . . . . .    $ 1,671,733
                                                              -----------
 EXPENSES
 Investment management fees. . . . . . . . . . . . . . . .        321,271
 Administrative fees . . . . . . . . . . . . . . . . . . .        182,682
 Transfer agent fees . . . . . . . . . . . . . . . . . . .        129,450
 Custodian fees. . . . . . . . . . . . . . . . . . . . . .         68,200
 Professional fees . . . . . . . . . . . . . . . . . . . .         57,837
 Printing and mailing expenses . . . . . . . . . . . . . .         47,400
 Trustees' fees. . . . . . . . . . . . . . . . . . . . . .         45,552
 Registration and filing fees. . . . . . . . . . . . . . .         44,000
 Amortization of deferred offering costs . . . . . . . . .         15,657
 Distribution fees - Class A . . . . . . . . . . . . . . .         12,749
 Distribution fees - Class B . . . . . . . . . . . . . . .         99,486
 Distribution fees - Class C . . . . . . . . . . . . . . .         18,980
 Miscellaneous . . . . . . . . . . . . . . . . . . . . . .          8,157
                                                              -----------
  Gross expenses . . . . . . . . . . . . . . . . . . . . .      1,051,421
 Less:  Waiver of investment management fees . . . . . . .       (321,271)
    Reimbursement from investment manager. . . . . . . . .       (231,933)
                                                              -----------
  Net expenses . . . . . . . . . . . . . . . . . . . . . .        498,217
                                                              -----------
 NET INVESTMENT INCOME . . . . . . . . . . . . . . . . . .      1,173,516
                                                              -----------
 REALIZED AND UNREALIZED GAIN (LOSS)
 Realized gain on:
 Securities. . . . . . . . . . . . . . . . . . . . . . . .      1,020,271
 Options written . . . . . . . . . . . . . . . . . . . . .         63,650
 Futures and options on futures. . . . . . . . . . . . . .        154,979
 Foreign currency transactions . . . . . . . . . . . . . .         20,388
                                                              -----------
  Net realized gain. . . . . . . . . . . . . . . . . . . .      1,259,288
                                                              -----------
 Change in unrealized appreciation (depreciation) on:
 Securities. . . . . . . . . . . . . . . . . . . . . . . .        195,615
 Securities sold short . . . . . . . . . . . . . . . . . .         (2,828)
 Options written . . . . . . . . . . . . . . . . . . . . .         29,252
 Futures and options on futures. . . . . . . . . . . . . .        (26,315)
 Foreign currency translations . . . . . . . . . . . . . .         (1,359)
                                                              -----------
  Net change in unrealized appreciation. . . . . . . . . .        194,365
                                                              -----------
 NET REALIZED AND UNREALIZED GAIN  . . . . . . . . . . . .      1,453,653
                                                              -----------
 NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS  . .    $ 2,627,169
                                                              ===========





STATEMENT OF CHANGES IN NET ASSETS
                                             YEAR ENDED        PERIOD ENDED
                                          OCTOBER 31, 2003   OCTOBER 31, 2002*
                                          ----------------  -------------------
 INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS:
 Net investment income. . . . . . . . .     $ 1,173,516        $ 1,171,901
 Net realized gain on investments and
  foreign currency transactions . . . .       1,259,288            757,014
 Net unrealized appreciation
  (depreciation) on investments and
  foreign currency translations . . . .         194,365            (67,761)
                                            -----------        -----------
 NET INCREASE IN NET ASSETS RESULTING
 FROM OPERATIONS  . . . . . . . . . . .       2,627,169          1,861,154
                                            -----------        -----------
 DIVIDENDS AND DISTRIBUTIONS:
 Dividends from net investment income
 Class A. . . . . . . . . . . . . . . .        (174,240)          (100,194)
 Class B. . . . . . . . . . . . . . . .        (261,302)          (137,018)
 Class C. . . . . . . . . . . . . . . .         (51,319)           (31,362)
 Class Z. . . . . . . . . . . . . . . .      (1,068,921)          (810,399)
                                            -----------        -----------
                                             (1,555,782)        (1,078,973)
                                            -----------        -----------
 Distributions from net realized capital
  gains
 Class A. . . . . . . . . . . . . . . .         (98,976)                --
 Class B. . . . . . . . . . . . . . . .        (180,354)                --
 Class C. . . . . . . . . . . . . . . .         (40,036)                --
 Class Z. . . . . . . . . . . . . . . .        (571,064)                --
                                            -----------        -----------
                                               (890,430)                --
                                            -----------        -----------
 TOTAL DIVIDENDS AND DISTRIBUTIONS  . .      (2,446,212)        (1,078,973)
                                            -----------        -----------
 NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM CAPITAL SHARE
 TRANSACTIONS . . . . . . . . . . . . .      (2,231,579)        43,545,791
                                            -----------        -----------
 TOTAL INCREASE (DECREASE) IN NET ASSETS     (2,050,622)        44,327,972
 NET ASSETS:
 Beginning of period. . . . . . . . . .      44,337,972             10,000
                                            -----------        -----------
 End of period (a). . . . . . . . . . .     $42,287,350        $44,337,972
                                            ===========        ===========
 -----------
 (a)  Includes accumulated undistributed
  (overdistributed) net investment
  income of . . . . . . . . . . . . . .     $   167,289        $   252,470
                                            -----------        -----------
    *  Fund commenced operations on December 31, 2001.



                       See Notes to Financial Statements.

AXA PREMIER FUNDS TRUST
AXA PREMIER MONEY MARKET FUND


STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 31, 2003
 ASSETS
 Investments at value (Cost $11,392,095). . . . . .    $11,392,095
 Receivable from investment manager . . . . . . . .         24,157
 Dividends, interest and other receivables. . . . .          8,579
 Other assets . . . . . . . . . . . . . . . . . . .          1,332
                                                       -----------
  Total assets. . . . . . . . . . . . . . . . . . .     11,426,163
                                                       -----------
 LIABILITIES
 Payable for securities purchased . . . . . . . . .        500,000
 Dividends payable. . . . . . . . . . . . . . . . .          5,606
 Administrative fees payable. . . . . . . . . . . .          4,663
 Distribution fees payable. . . . . . . . . . . . .            761
 Trustees' fees payable . . . . . . . . . . . . . .            555
 Accrued expenses . . . . . . . . . . . . . . . . .         30,284
                                                       -----------
  Total liabilities . . . . . . . . . . . . . . . .        541,869
                                                       -----------
 NET ASSETS . . . . . . . . . . . . . . . . . . . .    $10,884,294
                                                       ===========
 Net assets were comprised of:
 Paid in capital. . . . . . . . . . . . . . . . . .    $10,879,429
 Accumulated undistributed net investment income. .          4,865
                                                       -----------
  Net assets. . . . . . . . . . . . . . . . . . . .    $10,884,294
                                                       ===========
 CLASS A
 Net asset value and redemption price per share,
  $206,880 / 206,873 shares outstanding
 (unlimited amount authorized: $0.001 par value). .    $      1.00
                                                       ===========
 CLASS B
 Net asset value, offering and redemption price per
  share, $660,062 / 660,060 shares outstanding
 (unlimited amount authorized: $0.001 par value). .    $      1.00
                                                       ===========
 CLASS C
 Net asset value, offering and redemption price per
  share, $90,248 / 90,246 shares outstanding
 (unlimited amount authorized: $0.001 par value). .    $      1.00
                                                       ===========
 CLASS Z
 Net asset value, offering and redemption price per
  share, $9,927,104 / 9,927,065 shares outstanding
  (unlimited amount authorized: $0.001 par value) .    $      1.00
                                                       ===========
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED OCTOBER 31, 2003
 INVESTMENT INCOME
 Interest . . . . . . . . . . . . . . . . . . . . .    $   217,308
                                                       -----------
 EXPENSES
 Transfer agent fees. . . . . . . . . . . . . . . .         86,900
 Administrative fees. . . . . . . . . . . . . . . .         56,534
 Investment management fees . . . . . . . . . . . .         55,721
 Professional fees. . . . . . . . . . . . . . . . .         32,899
 Amortization of deferred offering costs. . . . . .         15,657
 Printing and mailing expenses. . . . . . . . . . .         12,877
 Trustees' fees . . . . . . . . . . . . . . . . . .         11,098
 Custodian fees . . . . . . . . . . . . . . . . . .          8,000
 Distribution fees - Class A. . . . . . . . . . . .            636
 Distribution fees - Class B. . . . . . . . . . . .          7,513
 Distribution fees - Class C. . . . . . . . . . . .          2,326
 Miscellaneous. . . . . . . . . . . . . . . . . . .         54,239
                                                       -----------
  Gross expenses. . . . . . . . . . . . . . . . . .        344,400
 Less:  Waiver of investment management fees. . . .        (55,721)
    Reimbursement from investment manager . . . . .       (200,194)
                                                       -----------
  Net expenses. . . . . . . . . . . . . . . . . . .         88,485
                                                       -----------
 NET INVESTMENT INCOME  . . . . . . . . . . . . . .        128,823
                                                       -----------
 REALIZED GAIN
  Realized gain on securities . . . . . . . . . . .             51
                                                       -----------
 NET INCREASE IN NET ASSETS RESULTING FROM
 OPERATIONS . . . . . . . . . . . . . . . . . . . .    $   128,874
                                                       ===========





STATEMENT OF CHANGES IN NET ASSETS
                                             YEAR ENDED        PERIOD ENDED
                                          OCTOBER 31, 2003   OCTOBER 31, 2002*
                                          ----------------  -------------------
 INCREASE IN NET ASSETS FROM OPERATIONS:
 Net investment income. . . . . . . . .    $   128,823         $   104,301
 Net realized gain on investments . . .             51                  --
                                           -----------         -----------
 NET INCREASE IN NET ASSETS RESULTING
 FROM OPERATIONS  . . . . . . . . . . .        128,874             104,301
                                           -----------         -----------
 DIVIDENDS:
 Dividends from net investment income
 Class A. . . . . . . . . . . . . . . .         (2,545 )              (859)
 Class B. . . . . . . . . . . . . . . .         (1,878 )              (387)
 Class C. . . . . . . . . . . . . . . .           (582 )              (654)
 Class Z. . . . . . . . . . . . . . . .       (123,824 )          (102,401)
                                           -----------         -----------
 TOTAL DIVIDENDS  . . . . . . . . . . .       (128,829 )          (104,301)
                                           -----------         -----------
 NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM CAPITAL SHARE
 TRANSACTIONS . . . . . . . . . . . . .       (391,007 )        11,265,256
                                           -----------         -----------
 TOTAL INCREASE (DECREASE) IN NET ASSETS      (390,962)         11,265,256
 NET ASSETS:
 Beginning of period. . . . . . . . . .     11,275,256              10,000
                                           -----------         -----------
 End of period (a). . . . . . . . . . .    $10,884,294         $11,275,256
                                           ===========         ===========
 -----------
 (a)  Includes accumulated undistributed
  net investment income of. . . . . . .    $     4,865         $    55,475
                                           -----------         -----------
    *  Fund commenced operations on December 31, 2001.



                       See Notes to Financial Statements.

AXA PREMIER FUNDS TRUST
AXA PREMIER LARGE CAP GROWTH FUND
FINANCIAL HIGHLIGHTS

                                 CLASS A                    CLASS B                         CLASS C
                        -------------------------  -------------------------       -------------------------
                           YEAR      DECEMBER 31,     YEAR      DECEMBER 31,          YEAR      DECEMBER 31,
                           ENDED       2001* TO       ENDED       2001* TO            ENDED       2001* TO
                        OCTOBER 31,  OCTOBER 31,   OCTOBER 31,  OCTOBER 31,        OCTOBER 31,  OCTOBER 31,
                          2003(C)      2002(C)       2003(C)      2002(C)            2003(C)      2002(C)
                        -----------  ------------  -----------  ------------       -----------  ------------
 Net asset value,
 beginning of period.    $ 7.05       $ 10.00       $ 7.00       $ 10.00            $ 7.00       $ 10.00
                         ------       -------       ------       -------            ------       -------
  INCOME FROM
 INVESTMENT
 OPERATIONS:

  Net investment loss     (0.05)        (0.05)       (0.10)        (0.10)            (0.10)        (0.10)
  Net realized and
 unrealized gain
 (loss) on investments     1.69         (2.90)        1.68         (2.90)             1.67         (2.90)
                         ------       -------       ------       -------            ------       -------
  Total from
 investment operations     1.64         (2.95)        1.58         (3.00)             1.57         (3.00)
                         ------       -------       ------       -------            ------       -------

  LESS DISTRIBUTIONS:

  Dividends from net
 investment income. .     (0.05)           --        (0.01)           --             (0.01)           --
                         ------       -------       ------       -------            ------       -------
 Net asset value, end
 of period. . . . . .    $ 8.64       $  7.05       $ 8.57       $  7.00            $ 8.56       $  7.00
                         ======       =======       ======       =======            ======       =======
Total return (b)+ . .     23.38%       (29.50)%      22.52%       (30.00)%           22.37%       (30.00)%
                         ======       =======       ======       =======            ======       =======
RATIOS/SUPPLEMENTAL
 DATA:
Net assets, end of
 period (000's) . . .    $2,199       $ 1,429       $2,497       $ 1,732            $  325       $   243
Ratio of expenses to
 average
 net assets after
 waivers and
 reimbursements (a) .      1.45%         1.45%        2.20%         2.20%             2.20%         2.20%
Ratio of expenses to
 average
 net assets after
 waivers,
 reimbursements and
 fees
 paid indirectly (a).      1.42%         1.40%        2.17%         2.15%             2.17%         2.15%
Ratio of expenses to
 average
 net assets before
 waivers,
 reimbursements and
 fees
 paid indirectly (a).      5.98%         6.71%        6.73%         7.46%             6.73%         7.46%
Ratio of net
 investment loss to
 average net assets
 after waivers and
 reimbursements (a) .     (0.66)%       (0.74)%      (1.41)%       (1.49)%           (1.41)%       (1.49)%
Ratio of net
 investment loss to
 average net assets
 after waivers,
 reimbursements and
 fees paid indirectly
 (a). . . . . . . . .     (0.63)%       (0.69)%      (1.38)%       (1.44)%           (1.38)%       (1.44)%
Ratio of net
 investment
 loss to average net
 assets before
 waivers,
 reimbursements and
 fees
 paid indirectly (a).     (5.19)%       (6.00)%      (5.94)%       (6.75)%           (5.94)%       (6.75)%
Portfolio turnover
 rate . . . . . . . .        31%           26%          31%           26%               31%           26%
Effect of voluntary
 expense limitation
 during the period:
 Per share benefit to
 net investment loss.    $ 0.34       $  0.34       $ 0.34       $  0.34            $ 0.34       $  0.34
                                 CLASS Z
                        -------------------------
                           YEAR       DECEMBER 31,
                           ENDED        2001* TO
                        OCTOBER 31,   OCTOBER 31,
                          2003(C)       2002(C)
                        -----------  --------------
 Net asset value,
 beginning of period.    $ 7.06        $ 10.00
                         ------        -------
  INCOME FROM
 INVESTMENT
 OPERATIONS:
  Net investment loss     (0.03)         (0.03)
  Net realized and
 unrealized gain           1.69
 (loss) on investments   ------          (2.91)
                                       -------
  Total from
 investment operations     1.66          (2.94)
                         ------        -------
  LESS DISTRIBUTIONS:
  Dividends from net
 investment income. .     (0.07)
                         ------             --
                                       -------
 Net asset value, end
 of period. . . . . .    $ 8.65        $  7.06
                         ======        =======
Total return (b)+ . .     23.66%        (29.40)%
                         ======        =======
RATIOS/SUPPLEMENTAL
 DATA:
Net assets, end of       $6,028        $ 4,567
 period (000's) . . .
Ratio of expenses to       1.20%          1.20%
 average
 net assets after
 waivers and
 reimbursements (a) .
Ratio of expenses to       1.17%          1.15%
 average
 net assets after
 waivers,
 reimbursements and
 fees
 paid indirectly (a).
Ratio of expenses to       5.73%          6.46%
 average
 net assets before
 waivers,
 reimbursements and
 fees
 paid indirectly (a).
Ratio of net              (0.41)%        (0.49)%
 investment loss to
 average net assets
 after waivers and
 reimbursements (a) .
Ratio of net              (0.38)%        (0.44)%
 investment loss to
 average net assets
 after waivers,
 reimbursements and
 fees paid indirectly
 (a). . . . . . . . .
Ratio of net              (4.94)%        (5.75)%
 investment
 loss to average net
 assets before
 waivers,
 reimbursements and
 fees
 paid indirectly (a).
Portfolio turnover           31%            26%
 rate . . . . . . . .
Effect of voluntary
 expense limitation
 during the period:
 Per share benefit to    $ 0.34        $  0.36
 net investment loss.


                       See Notes to Financial Statements.

AXA PREMIER FUNDS TRUST
AXA PREMIER LARGE CAP CORE EQUITY FUND
FINANCIAL HIGHLIGHTS -- (Continued)

                                 CLASS A                    CLASS B                         CLASS C
                        -------------------------  -------------------------       -------------------------
                           YEAR      DECEMBER 31,     YEAR      DECEMBER 31,          YEAR      DECEMBER 31,
                           ENDED       2001* TO       ENDED       2001* TO            ENDED       2001* TO
                        OCTOBER 31,  OCTOBER 31,   OCTOBER 31,  OCTOBER 31,        OCTOBER 31,  OCTOBER 31,
                          2003(C)      2002(C)       2003(C)      2002(C)            2003(C)      2002(C)
                        -----------  ------------  -----------  ------------       -----------  ------------
 Net asset value,
 beginning of period.    $ 7.75       $ 10.00       $ 7.70       $ 10.00            $ 7.69       $ 10.00
                         ------       -------       ------       -------            ------       -------
  INCOME FROM
 INVESTMENT
 OPERATIONS:
  Net investment
 income (loss). . . .      0.01           --#        (0.05)        (0.05)            (0.05)        (0.05)
  Net realized and
 unrealized gain
 (loss) on investments     1.62         (2.25)        1.61         (2.25)             1.62         (2.26)
                         ------       -------       ------       -------            ------       -------
  Total from
 investment operations     1.63         (2.25)        1.56         (2.30)             1.57         (2.31)
                         ------       -------       ------       -------            ------       -------
  LESS DISTRIBUTIONS:
  Dividends from net
 investment income. .     (0.11)           --        (0.05)           --             (0.05)           --
                         ------       -------       ------       -------            ------       -------
 Net asset value, end
 of period. . . . . .    $ 9.27       $  7.75       $ 9.21       $  7.70            $ 9.21       $  7.69
                         ======       =======       ======       =======            ======       =======
Total return (b)+ . .     21.29%       (22.50)%      20.37%       (23.00)%           20.53%       (23.10)%
                         ======       =======       ======       =======            ======       =======
RATIOS/SUPPLEMENTAL
 DATA:
Net assets, end of
 period (000's) . . .    $2,011       $ 1,335       $2,765       $ 2,010            $  408       $   293
Ratio of expenses to
 average net assets
 after waivers and
 reimbursements (a) .      1.45%         1.45%        2.20%         2.20%             2.20%         2.20%
Ratio of expenses to
 average
 net assets after
 waivers,
 reimbursements and
 fees
 paid indirectly (a).      1.44%         1.38%        2.19%         2.13%             2.19%         2.13%
Ratio of expenses to
 average
 net assets before
 waivers,
 reimbursements and
 fees
 paid indirectly (a).      5.56%         6.08%        6.31%         6.83%             6.31%         6.83%
Ratio of net
 investment
 income (loss) to
 average
 net assets after
 waivers and
 reimbursements (a) .      0.13%         0.06%       (0.62)%       (0.69)%           (0.62)%       (0.69)%
Ratio of net
 investment income
 (loss) to average net
 assets after waivers,
 reimbursements and
 fees paid indirectly
 (a). . . . . . . . .      0.14%         0.13%       (0.61)%       (0.62)%           (0.61)%       (0.62)%
Ratio of net
 investment
 income (loss) to
 average net assets
 before waivers,
 reimbursements and
 fees
 paid indirectly (a).     (3.98)%       (4.56)%      (4.73)%       (5.31)%           (4.73)%       (5.31)%
Portfolio turnover
 rate . . . . . . . .        56%           39%          56%           39%               56%           39%
Effect of voluntary
 expense limitation
 during the period:
 Per share benefit to
 net investment income
 (loss) . . . . . . .    $ 0.34       $  0.32       $ 0.34       $  0.33            $ 0.34       $  0.33
                                 CLASS Z
                        -------------------------
                           YEAR       DECEMBER 31,
                           ENDED        2001* TO
                        OCTOBER 31,   OCTOBER 31,
                          2003(C)       2002(C)
                        -----------  --------------
 Net asset value,
 beginning of period.    $ 7.76        $ 10.00
                         ------        -------
  INCOME FROM
 INVESTMENT
 OPERATIONS:
  Net investment           0.03           0.02
 income (loss). . . .
  Net realized and
 unrealized gain           1.62
 (loss) on investments   ------          (2.26)
                                       -------
  Total from
 investment operations     1.65          (2.24)
                         ------        -------
  LESS DISTRIBUTIONS:
  Dividends from net
 investment income. .     (0.13)            --
                         ------        -------
 Net asset value, end
 of period. . . . . .    $ 9.28        $  7.76
                         ======        =======
Total return (b)+ . .     21.57%        (22.40)%
                         ======        =======
RATIOS/SUPPLEMENTAL
 DATA:
Net assets, end of       $6,776        $ 5,248
 period (000's) . . .
Ratio of expenses to       1.20%          1.20%
 average net assets
 after waivers and
 reimbursements (a) .
Ratio of expenses to       1.19%          1.13%
 average
 net assets after
 waivers,
 reimbursements and
 fees
 paid indirectly (a).
Ratio of expenses to       5.31%          5.83%
 average
 net assets before
 waivers,
 reimbursements and
 fees
 paid indirectly (a).
Ratio of net               0.38%          0.31%
 investment
 income (loss) to
 average
 net assets after
 waivers and
 reimbursements (a) .
Ratio of net               0.39%          0.38%
 investment income
 (loss) to average net
 assets after waivers,
 reimbursements and
 fees paid indirectly
 (a). . . . . . . . .
Ratio of net              (3.73)%        (4.31)%
 investment
 income (loss) to
 average net assets
 before waivers,
 reimbursements and
 fees
 paid indirectly (a).
Portfolio turnover           56%            39%
 rate . . . . . . . .
Effect of voluntary
 expense limitation
 during the period:
 Per share benefit to    $ 0.34        $  0.34
 net investment income
 (loss) . . . . . . .



                       See Notes to Financial Statements.

AXA PREMIER FUNDS TRUST
AXA PREMIER LARGE CAP VALUE FUND
FINANCIAL HIGHLIGHTS -- (Continued)

                                 CLASS A                    CLASS B                         CLASS C
                        -------------------------  -------------------------       -------------------------
                           YEAR      DECEMBER 31,     YEAR      DECEMBER 31,          YEAR      DECEMBER 31,
                           ENDED       2001* TO       ENDED       2001* TO            ENDED       2001* TO
                        OCTOBER 31,  OCTOBER 31,   OCTOBER 31,  OCTOBER 31,        OCTOBER 31,  OCTOBER 31,
                          2003(C)      2002(C)       2003(C)      2002(C)            2003(C)      2002(C)
                        -----------  ------------  -----------  ------------       -----------  ------------
 Net asset value,
 beginning of period.    $ 7.99       $ 10.00       $ 7.96       $ 10.00            $ 7.95       $ 10.00
                         ------       -------       ------       -------            ------       -------
  INCOME FROM
 INVESTMENT
 OPERATIONS:
  Net investment
 income (loss). . . .      0.07          0.04          --#         (0.02)              --#         (0.02)
  Net realized and
 unrealized gain
 (loss) on investments
 and foreign currency      1.60         (2.05)        1.59         (2.02)             1.60         (2.03)
                         ------       -------       ------       -------            ------       -------
  Total from
 investment operations     1.67         (2.01)        1.59         (2.04)             1.60         (2.05)
                         ------       -------       ------       -------            ------       -------
  LESS DISTRIBUTIONS:
  Dividends from net
 investment income. .     (0.15)           --        (0.09)           --             (0.09)           --
                         ------       -------       ------       -------            ------       -------
 Net asset value, end
 of period. . . . . .    $ 9.51       $  7.99       $ 9.46       $  7.96            $ 9.46       $  7.95
                         ======       =======       ======       =======            ======       =======
Total return (b)+ . .     21.11%       (20.10)%      20.28%       (20.50)%           20.28%       (20.50)%
                         ======       =======       ======       =======            ======       =======
RATIOS/SUPPLEMENTAL
 DATA:
Net assets, end of
 period (000's) . . .    $1,990       $ 1,364       $2,818       $ 2,217            $  386       $   315
Ratio of expenses to
 average
 net assets after
 waivers and
 reimbursements (a) .      1.45%         1.45%        2.20%         2.20%             2.20%         2.20%
Ratio of expenses to
 average
 net assets after
 waivers,
 reimbursements and
 fees
 paid indirectly (a).      1.35%         1.35%        2.10%         2.10%             2.10%         2.10%
Ratio of expenses to
 average
 net assets before
 waivers,
 reimbursements and
 fees
 paid indirectly (a).      5.80%         6.19%        6.55%         6.94%             6.55%         6.94%
Ratio of net
 investment
 income (loss) to
 average
 net assets after
 waivers and
 reimbursements (a) .      0.68%         0.47%       (0.07)%       (0.28)%           (0.07)%       (0.28)%
Ratio of net
 investment income
 (loss) to average net
 assets after waivers,
 reimbursements and
 fees paid indirectly
 (a). . . . . . . . .      0.78%         0.57%        0.03%        (0.18)%            0.03%        (0.18)%
Ratio of net
 investment
 income (loss) to
 average
 net assets before
 waivers,
 reimbursements and
 fees
 paid indirectly (a).     (3.67)%       (4.26)%      (4.42)%       (5.01)%           (4.42)%       (5.01)%
Portfolio turnover
 rate . . . . . . . .       148%          123%         148%          123%              148%          123%
Effect of voluntary
 expense limitation
 during the period:
 Per share benefit to
 net investment income
 (loss) . . . . . . .    $ 0.37       $  0.35       $ 0.37       $  0.35            $ 0.37       $  0.36
                                 CLASS Z
                        -------------------------
                           YEAR       DECEMBER 31,
                           ENDED        2001* TO
                        OCTOBER 31,   OCTOBER 31,
                          2003(C)       2002(C)
                        -----------  --------------
 Net asset value,
 beginning of period.    $ 8.02        $ 10.00
                         ------        -------
  INCOME FROM
 INVESTMENT
 OPERATIONS:
  Net investment           0.09           0.06
 income (loss). . . .
  Net realized and
 unrealized gain           1.60          (2.04)
 (loss) on investments   ------        -------
 and foreign currency
  Total from
 investment operations     1.69          (1.98)
                         ------        -------
  LESS DISTRIBUTIONS:
  Dividends from net
 investment income. .     (0.17)            --
                         ------        -------
 Net asset value, end
 of period. . . . . .    $ 9.54        $  8.02
                         ======        =======
Total return (b)+ . .     21.47%        (19.80)%
                         ======        =======
RATIOS/SUPPLEMENTAL
 DATA:
Net assets, end of       $6,306        $ 5,318
 period (000's) . . .
Ratio of expenses to       1.20%          1.20%
 average
 net assets after
 waivers and
 reimbursements (a) .
Ratio of expenses to       1.10%          1.10%
 average
 net assets after
 waivers,
 reimbursements and
 fees
 paid indirectly (a).
Ratio of expenses to       5.55%          5.94%
 average
 net assets before
 waivers,
 reimbursements and
 fees
 paid indirectly (a).
Ratio of net               0.93%          0.72%
 investment
 income (loss) to
 average
 net assets after
 waivers and
 reimbursements (a) .
Ratio of net               1.03%          0.82%
 investment income
 (loss) to average net
 assets after waivers,
 reimbursements and
 fees paid indirectly
 (a). . . . . . . . .
Ratio of net              (3.42)%        (4.01)%
 investment
 income (loss) to
 average
 net assets before
 waivers,
 reimbursements and
 fees
 paid indirectly (a).
Portfolio turnover          148%           123%
 rate . . . . . . . .
Effect of voluntary
 expense limitation
 during the period:
 Per share benefit to    $ 0.37        $  0.36
 net investment income
 (loss) . . . . . . .


                       See Notes to Financial Statements.

AXA PREMIER FUNDS TRUST
AXA PREMIER SMALL/MID CAP GROWTH FUND
FINANCIAL HIGHLIGHTS -- (Continued)

                                 CLASS A                    CLASS B                         CLASS C
                        -------------------------  -------------------------       -------------------------
                           YEAR      DECEMBER 31,     YEAR      DECEMBER 31,          YEAR      DECEMBER 31,
                           ENDED       2001* TO       ENDED       2001* TO            ENDED       2001* TO
                        OCTOBER 31,  OCTOBER 31,   OCTOBER 31,  OCTOBER 31,        OCTOBER 31,  OCTOBER 31,
                          2003(C)      2002(C)       2003(C)      2002(C)            2003(C)      2002(C)
                        -----------  ------------  -----------  ------------       -----------  ------------
 Net asset value,
 beginning of period.    $ 6.20       $ 10.00       $ 6.16       $ 10.00            $ 6.15       $ 10.00
                         ------       -------       ------       -------            ------       -------
  INCOME FROM
 INVESTMENT
 OPERATIONS:
  Net investment loss     (0.08)        (0.09)       (0.13)        (0.13)            (0.13)        (0.13)
  Net realized and
 unrealized gain
 (loss) on investments     2.35         (3.71)        2.33         (3.71)             2.32         (3.72)
                         ------       -------       ------       -------            ------       -------
  Total from
 investment operations     2.27         (3.80)        2.20         (3.84)             2.19         (3.85)
                         ------       -------       ------       -------            ------       -------
 Net asset value, end
 of period. . . . . .    $ 8.47       $  6.20       $ 8.36       $  6.16            $ 8.34       $  6.15
                         ======       =======       ======       =======            ======       =======
Total return (b)+ . .     36.61%       (38.00)%      35.71%       (38.40)%           35.61%       (38.50)%
                         ======       =======       ======       =======            ======       =======
RATIOS/SUPPLEMENTAL
 DATA:
Net assets, end of
 period (000's) . . .    $2,440       $ 1,409       $3,299       $ 2,094            $  376       $   485
Ratio of expenses to
 average
 net assets after
 waivers and
 reimbursements (a) .      1.70%         1.70%        2.45%         2.45%             2.45%         2.45%
Ratio of expenses to
 average
 net assets after
 waivers,
 reimbursements and
 fees
 paid indirectly (a).      1.52%         1.62%        2.27%         2.37%             2.27%         2.37%
Ratio of expenses to
 average
 net assets before
 waivers,
 reimbursements and
 fees
 paid indirectly (a).      6.36%         7.22%        7.11%         7.97%             7.11%         7.97%
Ratio of net
 investment
 income (loss) to
 average
 net assets after
 waivers
 and reimbursements
 (a). . . . . . . . .     (1.29)%       (1.40)%      (2.04)%       (2.15)%           (2.04)%       (2.15)%
Ratio of net
 investment income
 (loss) to average net
 assets after waivers,
 reimbursements and
 fees paid indirectly
 (a). . . . . . . . .     (1.11)%       (1.32)%      (1.86)%       (2.07)%           (1.86)%       (2.07)%
Ratio of net
 investment
 income (loss) to
 average
 net assets before
 waivers,
 reimbursements and
 fees
 paid indirectly (a).     (5.95)%       (6.92)%      (6.70)%       (7.67)%           (6.70)%       (7.67)%
Portfolio turnover
 rate . . . . . . . .       180%          192%         180%          192%              180%          192%
Effect of voluntary
 expense limitation
 during the period:
 Per share benefit to
 net investment loss.    $ 0.32       $  0.34       $ 0.32       $  0.33            $ 0.32       $  0.33
                                 CLASS Z
                        -------------------------
                           YEAR       DECEMBER 31,
                           ENDED        2001* TO
                        OCTOBER 31,   OCTOBER 31,
                          2003(C)       2002(C)
                        -----------  --------------
 Net asset value,
 beginning of period.    $ 6.21        $ 10.00
                         ------        -------
  INCOME FROM
 INVESTMENT
 OPERATIONS:
  Net investment loss     (0.06)         (0.08)
  Net realized and
 unrealized gain           2.36
 (loss) on investments   ------          (3.71)
                                       -------
  Total from
 investment operations     2.30          (3.79)
                         ------        -------
 Net asset value, end
 of period. . . . . .    $ 8.51        $  6.21
                         ======        =======
Total return (b)+ . .     37.04%        (37.90)%
                         ======        =======
RATIOS/SUPPLEMENTAL
 DATA:
Net assets, end of       $5,841        $ 4,155
 period (000's) . . .
Ratio of expenses to       1.45%          1.45%
 average
 net assets after
 waivers and
 reimbursements (a) .
Ratio of expenses to       1.27%          1.37%
 average
 net assets after
 waivers,
 reimbursements and
 fees
 paid indirectly (a).
Ratio of expenses to       6.11%          6.97%
 average
 net assets before
 waivers,
 reimbursements and
 fees
 paid indirectly (a).
Ratio of net              (1.04)%        (1.15)%
 investment
 income (loss) to
 average
 net assets after
 waivers
 and reimbursements
 (a). . . . . . . . .
Ratio of net              (0.86)%        (1.07)%
 investment income
 (loss) to average net
 assets after waivers,
 reimbursements and
 fees paid indirectly
 (a). . . . . . . . .
Ratio of net              (5.70)%        (6.67)%
 investment
 income (loss) to
 average
 net assets before
 waivers,
 reimbursements and
 fees
 paid indirectly (a).
Portfolio turnover          180%           192%
 rate . . . . . . . .
Effect of voluntary
 expense limitation
 during the period:
 Per share benefit to    $ 0.32        $  0.36
 net investment loss.



                       See Notes to Financial Statements.

AXA PREMIER FUNDS TRUST
AXA PREMIER SMALL/MID CAP VALUE FUND
FINANCIAL HIGHLIGHTS -- (Continued)

                                 CLASS A                    CLASS B                         CLASS C
                        -------------------------  -------------------------       -------------------------
                           YEAR      DECEMBER 31,     YEAR      DECEMBER 31,          YEAR      DECEMBER 31,
                           ENDED       2001* TO       ENDED       2001* TO            ENDED       2001* TO
                        OCTOBER 31,  OCTOBER 31,   OCTOBER 31,  OCTOBER 31,        OCTOBER 31,  OCTOBER 31,
                          2003(C)      2002(C)       2003(C)      2002(C)            2003(C)      2002(C)
                        -----------  ------------  -----------  ------------       -----------  ------------
 Net asset value,
 beginning of period.    $ 7.20       $ 10.00       $ 7.15       $ 10.00            $ 7.15       $ 10.00
                         ------       -------       ------       -------            ------       -------
  INCOME FROM
 INVESTMENT
 OPERATIONS:
  Net investment
 income (loss). . . .     (0.02)        (0.03)       (0.08)        (0.09)            (0.08)        (0.09)
  Net realized and
 unrealized gain
 (loss) on investments     2.65         (2.77)        2.65         (2.76)             2.64         (2.76)
                         ------       -------       ------       -------            ------       -------
  Total from
 investment operations     2.63         (2.80)        2.57         (2.85)             2.56         (2.85)
                         ------       -------       ------       -------            ------       -------
  LESS DISTRIBUTIONS:
  Dividends from net
 investment income. .     (0.05)           --        (0.01)           --             (0.01)           --
                         ------       -------       ------       -------            ------       -------
 Net asset value, end
 of period. . . . . .    $ 9.78       $  7.20       $ 9.71       $  7.15            $ 9.70       $  7.15
                         ======       =======       ======       =======            ======       =======
Total return (b)+ . .     36.84%       (28.00)%      35.90%       (28.50)%           35.76%       (28.50)%
                         ======       =======       ======       =======            ======       =======
RATIOS/SUPPLEMENTAL
 DATA:
Net assets, end of
 period (000's) . . .    $3,770       $ 2,902       $3,661       $ 2,451            $  490       $   550
Ratio of expenses to
 average
 net assets after
 waivers
 and reimbursements
 (a). . . . . . . . .      1.70%         1.70%        2.45%         2.45%             2.45%         2.45%
Ratio of expenses to
 average
 net assets after
 waivers,
 reimbursements and
 fees
 paid indirectly (a).      1.68%         1.57%        2.43%         2.32%             2.43%         2.32%
Ratio of expenses to
 average
 net assets before
 waivers,
 reimbursements and
 fees
 paid indirectly (a).      5.43%         5.86%        6.18%         6.61%             6.18%         6.61%
Ratio of net
 investment income
 (loss) to average net
 assets after waivers
 and reimbursements
 (a). . . . . . . . .     (0.25)%       (0.48)%      (1.00)%       (1.23)%           (1.00)%       (1.23)%
Ratio of net
 investment income
 (loss) to average net
 assets after waivers,
 reimbursements and
 fees paid indirectly
 (a). . . . . . . . .     (0.23)%       (0.35)%      (0.98)%       (1.10)%           (0.98)%       (1.10)%
Ratio of net
 investment
 income (loss) to
 average
 net assets before
 waivers,
 reimbursements and
 fees
 paid indirectly (a).     (3.98)%       (4.64)%      (4.73)%       (5.39)%           (4.73)%       (5.39)%
Portfolio turnover
 rate . . . . . . . .        78%          112%          78%          112%               78%          112%
Effect of voluntary
 expense limitation
 during the period:
 Per share benefit to
 net investment income
 (loss) . . . . . . .    $ 0.30       $  0.28       $ 0.30       $  0.29            $ 0.30       $  0.29
                                 CLASS Z
                        -------------------------
                           YEAR       DECEMBER 31,
                           ENDED        2001* TO
                        OCTOBER 31,   OCTOBER 31,
                          2003(C)       2002(C)
                        -----------  --------------
 Net asset value,
 beginning of period.    $ 7.21        $ 10.00
                         ------        -------
  INCOME FROM
 INVESTMENT
 OPERATIONS:
  Net investment            --#          (0.02)
 income (loss). . . .
  Net realized and
 unrealized gain           2.65
 (loss) on investments   ------          (2.77)
                                       -------
  Total from
 investment operations     2.65          (2.79)
                         ------        -------
  LESS DISTRIBUTIONS:
  Dividends from net
 investment income. .     (0.07)            --
                         ------        -------
 Net asset value, end
 of period. . . . . .    $ 9.79        $  7.21
                         ======        =======
Total return (b)+ . .     37.13%        (27.90)%
                         ======        =======
RATIOS/SUPPLEMENTAL
 DATA:
Net assets, end of       $7,017        $ 5,167
 period (000's) . . .
Ratio of expenses to       1.45%          1.45%
 average
 net assets after
 waivers
 and reimbursements
 (a). . . . . . . . .
Ratio of expenses to       1.43%          1.32%
 average
 net assets after
 waivers,
 reimbursements and
 fees
 paid indirectly (a).
Ratio of expenses to       5.18%          5.61%
 average
 net assets before
 waivers,
 reimbursements and
 fees
 paid indirectly (a).
Ratio of net               0.00%         (0.23)%
 investment income
 (loss) to average net
 assets after waivers
 and reimbursements
 (a). . . . . . . . .
Ratio of net               0.02%         (0.10)%
 investment income
 (loss) to average net
 assets after waivers,
 reimbursements and
 fees paid indirectly
 (a). . . . . . . . .
Ratio of net              (3.73)%        (4.39)%
 investment
 income (loss) to
 average
 net assets before
 waivers,
 reimbursements and
 fees
 paid indirectly (a).
Portfolio turnover           78%           112%
 rate . . . . . . . .
Effect of voluntary
 expense limitation
 during the period:
 Per share benefit to    $ 0.30        $  0.30
 net investment income
 (loss) . . . . . . .



                       See Notes to Financial Statements.

AXA PREMIER FUNDS TRUST
AXA PREMIER INTERNATIONAL EQUITY FUND
FINANCIAL HIGHLIGHTS -- (Continued)

                                 CLASS A                    CLASS B                         CLASS C
                        -------------------------  -------------------------       -------------------------
                           YEAR      DECEMBER 31,     YEAR      DECEMBER 31,          YEAR      DECEMBER 31,
                           ENDED       2001* TO       ENDED       2001* TO            ENDED       2001* TO
                        OCTOBER 31,  OCTOBER 31,   OCTOBER 31,  OCTOBER 31,        OCTOBER 31,  OCTOBER 31,
                          2003(C)      2002(C)       2003(C)      2002(C)            2003(C)      2002(C)
                        -----------  ------------  -----------  ------------       -----------  ------------
 Net asset value,
 beginning of period.    $ 7.91       $ 10.00       $ 7.86       $ 10.00            $ 7.87       $ 10.00
                         ------       -------       ------       -------            ------       -------
  INCOME FROM
 INVESTMENT
 OPERATIONS:
  Net investment
 income (loss). . . .      0.04          0.03        (0.02)        (0.03)            (0.02)        (0.03)
  Net realized and
 unrealized gain
 (loss) on investments
 and foreign currency      1.91         (2.12)        1.92         (2.11)             1.91         (2.10)
                         ------       -------       ------       -------            ------       -------
  Total from
 investment operations     1.95         (2.09)        1.90         (2.14)             1.89         (2.13)
                         ------       -------       ------       -------            ------       -------
  LESS DISTRIBUTIONS:
  Dividends from net
 investment income. .     (0.09)           --        (0.04)           --             (0.04)           --
                         ------       -------       ------       -------            ------       -------
 Net asset value, end
 of period. . . . . .    $ 9.77       $  7.91       $ 9.72       $  7.86            $ 9.72       $  7.87
                         ======       =======       ======       =======            ======       =======
Total return (b)+ . .     25.02%       (20.90)%      24.23%       (21.40)%           24.08%       (21.30)%
                         ======       =======       ======       =======            ======       =======
RATIOS/SUPPLEMENTAL
 DATA:
Net assets, end of
 period (000's) . . .    $1,562       $ 1,059       $2,423       $ 1,814            $  305       $   213
Ratio of expenses to
 average
 net assets after
 waivers and
 reimbursements (a) .      1.90%         1.90%        2.65%         2.65%             2.65%         2.65%
Ratio of expenses to
 average
 net assets after
 waivers,
 reimbursements and
 fees
 paid indirectly (a).      1.86%         1.86%        2.61%         2.61%             2.61%         2.61%
Ratio of expenses to
 average
 net assets before
 waivers,
 reimbursements and
 fees
 paid indirectly (a).      7.02%         7.65%        7.77%         8.40%             7.77%         8.40%
Ratio of net
 investment
 income (loss) to
 average
 net assets after
 waivers and
 reimbursements (a) .      0.49%         0.39%       (0.26)%       (0.36)%           (0.26)%       (0.36)%
Ratio of net
 investment income
 (loss) to average net
 assets after waivers,
 reimbursements and
 fees paid indirectly
 (a). . . . . . . . .      0.53%         0.43%       (0.22)%       (0.32)%           (0.22)%       (0.32)%
Ratio of net
 investment
 income (loss) to
 average
 net assets before
 waivers,
 reimbursements and
 fees
 paid indirectly (a).     (4.63)%       (5.37)%      (5.38)%       (6.12)%           (5.38)%       (6.12)%
Portfolio turnover
 rate . . . . . . . .        92%           27%          92%           27%               92%           27%
Effect of voluntary
 expense limitation
 during the period:
 Per share benefit to
 net investment income
 (loss) . . . . . . .    $ 0.43       $  0.43       $ 0.43       $  0.43            $ 0.43       $  0.44
                                 CLASS Z
                        -------------------------
                           YEAR       DECEMBER 31,
                           ENDED        2001* TO
                        OCTOBER 31,   OCTOBER 31,
                          2003(C)       2002(C)
                        -----------  --------------
 Net asset value,
 beginning of period.    $ 7.93        $ 10.00
                         ------        -------
  INCOME FROM
 INVESTMENT
 OPERATIONS:
  Net investment           0.07           0.05
 income (loss). . . .
  Net realized and
 unrealized gain           1.91          (2.12)
 (loss) on investments   ------        -------
 and foreign currency
  Total from
 investment operations     1.98          (2.07)
                         ------        -------
  LESS DISTRIBUTIONS:
  Dividends from net
 investment income. .     (0.11)            --
                         ------        -------
 Net asset value, end
 of period. . . . . .    $ 9.80        $  7.93
                         ======        =======
Total return (b)+ . .     25.40%        (20.70)%
                         ======        =======
RATIOS/SUPPLEMENTAL
 DATA:
Net assets, end of       $6,164        $ 5,055
 period (000's) . . .
Ratio of expenses to       1.65%          1.65%
 average
 net assets after
 waivers and
 reimbursements (a) .
Ratio of expenses to       1.61%          1.61%
 average
 net assets after
 waivers,
 reimbursements and
 fees
 paid indirectly (a).
Ratio of expenses to       6.77%          7.40%
 average
 net assets before
 waivers,
 reimbursements and
 fees
 paid indirectly (a).
Ratio of net               0.74%          0.64%
 investment
 income (loss) to
 average
 net assets after
 waivers and
 reimbursements (a) .
Ratio of net               0.78%          0.68%
 investment income
 (loss) to average net
 assets after waivers,
 reimbursements and
 fees paid indirectly
 (a). . . . . . . . .
Ratio of net              (4.38)%        (5.12)%
 investment
 income (loss) to
 average
 net assets before
 waivers,
 reimbursements and
 fees
 paid indirectly (a).
Portfolio turnover           92%            27%
 rate . . . . . . . .
Effect of voluntary
 expense limitation
 during the period:
 Per share benefit to    $ 0.43        $  0.44
 net investment income
 (loss) . . . . . . .



                       See Notes to Financial Statements.

AXA PREMIER FUNDS TRUST
AXA PREMIER TECHNOLOGY FUND
FINANCIAL HIGHLIGHTS -- (Continued)

                                 CLASS A                    CLASS B                         CLASS C
                        -------------------------  -------------------------       -------------------------
                           YEAR      DECEMBER 31,     YEAR      DECEMBER 31,          YEAR      DECEMBER 31,
                           ENDED       2001* TO       ENDED       2001* TO            ENDED       2001* TO
                        OCTOBER 31,  OCTOBER 31,   OCTOBER 31,  OCTOBER 31,        OCTOBER 31,  OCTOBER 31,
                          2003(C)      2002(C)       2003(C)      2002(C)            2003(C)      2002(C)
                        -----------  ------------  -----------  ------------       -----------  ------------
 Net asset value,
 beginning of period.    $ 5.77       $ 10.00       $ 5.74       $ 10.00            $ 5.74       $ 10.00
                         ------       -------       ------       -------            ------       -------
  INCOME FROM
 INVESTMENT
 OPERATIONS:
  Net investment loss     (0.12)        (0.10)       (0.17)        (0.14)            (0.17)        (0.14)
  Net realized and
 unrealized gain
 (loss) on investments     3.44         (4.13)        3.41         (4.12)             3.41         (4.12)
                         ------       -------       ------       -------            ------       -------
  Total from
 investment operations     3.32         (4.23)        3.24         (4.26)             3.24         (4.26)
                         ------       -------       ------       -------            ------       -------
  LESS DISTRIBUTIONS:
  Dividends from net
 investment income. .     (0.02)           --        (0.01)           --             (0.01)           --
                         ------       -------       ------       -------            ------       -------
 Net asset value, end
 of period. . . . . .    $ 9.07       $  5.77       $ 8.97       $  5.74            $ 8.97       $  5.74
                         ======       =======       ======       =======            ======       =======
Total return (b)+ . .     57.67%       (42.30)%      56.41%       (42.60)%           56.41%       (42.60)%
                         ======       =======       ======       =======            ======       =======
RATIOS/SUPPLEMENTAL
 DATA:
Net assets, end of
 period (000's) . . .    $  480       $   219       $1,056       $   429            $   62       $    41
Ratio of expenses to
 average
 net assets after
 waivers
 and reimbursements
 (a). . . . . . . . .      1.95%         1.95%        2.70%         2.70%             2.70%         2.70%
Ratio of expenses to
 average
 net assets after
 waivers,
 reimbursements and
 fees
 paid indirectly (a).      1.92%         1.92%        2.67%         2.67%             2.67%         2.67%
Ratio of expenses to
 average
 net assets before
 waivers,
 reimbursements and
 fees
 paid indirectly (a).      9.26%         9.38%       10.01%        10.13%            10.01%        10.13%
Ratio of net
 investment
 loss to average net
 assets after waivers
 and reimbursements
 (a). . . . . . . . .     (1.69)%       (1.69)%      (2.44)%       (2.44)%           (2.44)%       (2.44)%
Ratio of net
 investment
 loss to average net
 assets after waivers,
 reimbursements and
 fees paid indirectly
 (a). . . . . . . . .     (1.66)%       (1.66)%      (2.41)%       (2.41)%           (2.41)%       (2.41)%
Ratio of net
 investment
 loss to average net
 assets before
 waivers,
 reimbursements and
 fees paid indirectly
 (a). . . . . . . . .     (9.00)%       (9.12)%      (9.75)%       (9.87)%           (9.75)%       (9.87)%
Portfolio turnover
 rate . . . . . . . .       125%          154%         125%          154%              125%          154%
Effect of voluntary
 expense limitation
 during the period:
 Per share benefit to
 net investment loss.    $ 0.52       $  0.44       $ 0.51       $  0.43            $ 0.50       $  0.46
                                 CLASS Z
                        -------------------------
                           YEAR       DECEMBER 31,
                           ENDED        2001* TO
                        OCTOBER 31,   OCTOBER 31,
                          2003(C)       2002(C)
                        -----------  --------------
 Net asset value,
 beginning of period.    $ 5.78        $ 10.00
                         ------        -------
  INCOME FROM
 INVESTMENT
 OPERATIONS:
  Net investment loss     (0.10)         (0.09)
  Net realized and
 unrealized gain           3.44
 (loss) on investments   ------          (4.13)
                                       -------
  Total from
 investment operations     3.34          (4.22)
                         ------        -------
  LESS DISTRIBUTIONS:
  Dividends from net
 investment income. .     (0.03)            --
                         ------        -------
 Net asset value, end
 of period. . . . . .    $ 9.09        $  5.78
                         ======        =======
Total return (b)+ . .     58.14%        (42.20)%
                         ======        =======
RATIOS/SUPPLEMENTAL
 DATA:
Net assets, end of       $5,954        $ 3,494
 period (000's) . . .
Ratio of expenses to       1.70%          1.70%
 average
 net assets after
 waivers
 and reimbursements
 (a). . . . . . . . .
Ratio of expenses to       1.67%          1.67%
 average
 net assets after
 waivers,
 reimbursements and
 fees
 paid indirectly (a).
Ratio of expenses to       9.01%          9.13%
 average
 net assets before
 waivers,
 reimbursements and
 fees
 paid indirectly (a).
Ratio of net              (1.44)%        (1.44)%
 investment
 loss to average net
 assets after waivers
 and reimbursements
 (a). . . . . . . . .
Ratio of net              (1.41)%        (1.41)%
 investment
 loss to average net
 assets after waivers,
 reimbursements and
 fees paid indirectly
 (a). . . . . . . . .
Ratio of net              (8.75)%        (8.87)%
 investment
 loss to average net
 assets before
 waivers,
 reimbursements and
 fees paid indirectly
 (a). . . . . . . . .
Portfolio turnover          125%           154%
 rate . . . . . . . .
Effect of voluntary
 expense limitation
 during the period:
 Per share benefit to    $ 0.51        $  0.47
 net investment loss.



                       See Notes to Financial Statements.

AXA PREMIER FUNDS TRUST
AXA PREMIER HEALTH CARE FUND
FINANCIAL HIGHLIGHTS -- (Continued)

                                 CLASS A                    CLASS B                         CLASS C
                        -------------------------  -------------------------       -------------------------
                           YEAR      DECEMBER 31,     YEAR      DECEMBER 31,          YEAR      DECEMBER 31,
                           ENDED       2001* TO       ENDED       2001* TO            ENDED       2001* TO
                        OCTOBER 31,  OCTOBER 31,   OCTOBER 31,  OCTOBER 31,        OCTOBER 31,  OCTOBER 31,
                          2003(C)      2002(C)       2003(C)      2002(C)            2003(C)      2002(C)
                        -----------  ------------  -----------  ------------       -----------  ------------
 Net asset value,
 beginning of period.    $ 8.07       $ 10.00       $ 8.02       $ 10.00            $ 8.03       $ 10.00
                         ------       -------       ------       -------            ------       -------
  INCOME FROM
 INVESTMENT
 OPERATIONS:
  Net investment loss     (0.08)        (0.08)       (0.15)        (0.14)            (0.15)        (0.14)
  Net realized and
 unrealized gain
 (loss) on investments     1.43         (1.85)        1.44         (1.84)             1.43         (1.83)
                         ------       -------       ------       -------            ------       -------
  Total from
 investment operations     1.35         (1.93)        1.29         (1.98)             1.28         (1.97)
                         ------       -------       ------       -------            ------       -------
  LESS DISTRIBUTIONS:
  Dividends from net
 investment income. .     (0.04)           --        (0.01)           --             (0.01)           --
                         ------       -------       ------       -------            ------       -------
 Net asset value, end
 of period. . . . . .    $ 9.38       $  8.07       $ 9.30       $  8.02            $ 9.30       $  8.03
                         ======       =======       ======       =======            ======       =======
Total return (b)+ . .     16.78%       (19.30)%      15.89%       (19.70)%           15.89%       (19.70)%
                         ======       =======       ======       =======            ======       =======
RATIOS/SUPPLEMENTAL
 DATA:
Net assets, end of
 period (000's) . . .    $  801       $   561       $1,126       $   932            $  165       $   157
Ratio of expenses to
 average
 net assets after
 waivers
 and reimbursements
 (a). . . . . . . . .      1.95%         1.95%        2.70%         2.70%             2.70%         2.70%
Ratio of expenses to
 average
 net assets after
 waivers,
 reimbursements and
 fees
 paid indirectly (a).      1.94%         1.93%        2.69%         2.68%             2.69%         2.68%
Ratio of expenses to
 average
 net assets before
 waivers,
 reimbursements and
 fees
 paid indirectly (a).      7.40%         7.83%        8.15%         8.58%             8.15%         8.58%
Ratio of net
 investment loss to
 average net assets
 after waivers and
 reimbursements (a) .     (0.97)%       (1.15)%      (1.72)%       (1.90)%           (1.72)%       (1.90)%
Ratio of net
 investment loss
 to average net assets
 after waivers,
 reimbursements
 and fees paid
 indirectly (a) . . .     (0.96)%       (1.13)%      (1.71)%       (1.88)%           (1.71)%       (1.88)%
Ratio of net
 investment loss
 to average net assets
 before waivers,
 reimbursements and
 fees paid indirectly
 (a). . . . . . . . .     (6.42)%       (7.03)%      (7.17)%       (7.78)%           (7.17)%       (7.78)%
Portfolio turnover
 rate . . . . . . . .       103%          102%         103%          102%              103%          102%
Effect of voluntary
 expense limitation
 during the period:
 Per share benefit to
 net investment loss.    $ 0.47       $  0.42       $ 0.47       $  0.42            $ 0.47       $  0.43
                                 CLASS Z
                        -------------------------
                           YEAR       DECEMBER 31,
                           ENDED        2001* TO
                        OCTOBER 31,   OCTOBER 31,
                          2003(C)       2002(C)
                        -----------  --------------
 Net asset value,
 beginning of period.    $ 8.09        $ 10.00
                         ------        -------
  INCOME FROM
 INVESTMENT
 OPERATIONS:
  Net investment loss     (0.06)         (0.07)
  Net realized and
 unrealized gain           1.44
 (loss) on investments   ------          (1.84)
                                       -------
  Total from
 investment operations     1.38          (1.91)
                         ------        -------
  LESS DISTRIBUTIONS:
  Dividends from net
 investment income. .     (0.06)            --
                         ------        -------
 Net asset value, end
 of period. . . . . .    $ 9.41        $  8.09
                         ======        =======
Total return (b)+ . .     17.16%        (19.10)%
                         ======        =======
RATIOS/SUPPLEMENTAL
 DATA:
Net assets, end of       $5,670        $ 4,884
 period (000's) . . .
Ratio of expenses to       1.70%          1.70%
 average
 net assets after
 waivers
 and reimbursements
 (a). . . . . . . . .
Ratio of expenses to       1.69%          1.68%
 average
 net assets after
 waivers,
 reimbursements and
 fees
 paid indirectly (a).
Ratio of expenses to       7.15%          7.58%
 average
 net assets before
 waivers,
 reimbursements and
 fees
 paid indirectly (a).
Ratio of net              (0.72)%        (0.90)%
 investment loss to
 average net assets
 after waivers and
 reimbursements (a) .
Ratio of net              (0.71)%        (0.88)%
 investment loss
 to average net assets
 after waivers,
 reimbursements
 and fees paid
 indirectly (a) . . .
Ratio of net              (6.17)%        (6.78)%
 investment loss
 to average net assets
 before waivers,
 reimbursements and
 fees paid indirectly
 (a). . . . . . . . .
Portfolio turnover          103%           102%
 rate . . . . . . . .
Effect of voluntary
 expense limitation
 during the period:
 Per share benefit to    $ 0.47        $  0.44
 net investment loss.



                       See Notes to Financial Statements.

AXA PREMIER FUNDS TRUST
AXA PREMIER CORE BOND FUND
FINANCIAL HIGHLIGHTS -- (Continued)

                                 CLASS A                    CLASS B                         CLASS C
                        -------------------------  -------------------------       -------------------------
                           YEAR      DECEMBER 31,     YEAR      DECEMBER 31,          YEAR      DECEMBER 31,
                           ENDED       2001* TO       ENDED       2001* TO            ENDED       2001* TO
                        OCTOBER 31,  OCTOBER 31,   OCTOBER 31,  OCTOBER 31,        OCTOBER 31,  OCTOBER 31,
                          2003(C)      2002(C)       2003(C)      2002(C)            2003(C)      2002(C)
                        -----------  ------------  -----------  ------------       -----------  ------------
 Net asset value,
 beginning of period.     $10.22       $10.00        $10.20       $10.00             $10.19       $10.00
                          ------       ------        ------       ------             ------       ------
  INCOME FROM
 INVESTMENT
 OPERATIONS:
  Net investment
 income . . . . . . .       0.27         0.31          0.19         0.26               0.19         0.25
  Net realized and
 unrealized gain on
 investments and
 foreign currency
 transactions . . . .       0.32         0.19          0.32         0.18               0.32         0.18
                          ------       ------        ------       ------             ------       ------
  Total from
 investment operations      0.59         0.50          0.51         0.44               0.51         0.43
                          ------       ------        ------       ------             ------       ------
  LESS DISTRIBUTIONS:
  Dividends from net
 investment income. .      (0.35)       (0.28)        (0.27)       (0.24)             (0.27)       (0.24)
  Distributions from
 realized gains . . .      (0.21)          --         (0.21)          --              (0.21)          --
                          ------       ------        ------       ------             ------       ------
  Total dividends and
 distributions. . . .      (0.56)       (0.28)        (0.48)       (0.24)             (0.48)       (0.24)
                          ------       ------        ------       ------             ------       ------
 Net asset value, end
 of period. . . . . .     $10.25       $10.22        $10.23       $10.20             $10.22       $10.19
                          ======       ======        ======       ======             ======       ======
Total return (b)+ . .       5.93%        5.08%         5.14%        4.42%              5.14%        4.38%
                          ======       ======        ======       ======             ======       ======
RATIOS/SUPPLEMENTAL
 DATA:
Net assets, end of
 period (000's) . . .     $4,514       $4,837        $9,647       $8,989             $1,538       $1,960
Ratio of expenses to
 average net assets
 after waivers
 and reimbursements
 (a). . . . . . . . .       1.05%        1.05%         1.80%        1.80%              1.80%        1.80%
Ratio of expenses to
 average net assets
 before waivers and
 reimbursements (a) .       2.25%        2.58%         3.00%        3.33%              3.00%        3.33%
Ratio of net
 investment income to
 average net
 assets after waivers
 and reimbursements
 (a). . . . . . . . .       2.59%        3.69%         1.84%        2.94%              1.84%        2.94%
Ratio of net
 investment income to
 average net
 assets before waivers
 and reimbursements
 (a). . . . . . . . .       1.39%        2.16%         0.64%        1.41%              0.64%        1.41%
Portfolio turnover
 rate . . . . . . . .        566%         422%          566%         422%               566%         422%
Effect of voluntary
 expense limitation
 during the period:
 Per share benefit to
 net investment income    $ 0.12       $ 0.13        $ 0.12       $ 0.13             $ 0.12       $ 0.13
                                 CLASS Z
                        -------------------------
                           YEAR       DECEMBER 31,
                           ENDED        2001* TO
                        OCTOBER 31,   OCTOBER 31,
                          2003(C)       2002(C)
                        -----------  --------------
 Net asset value,
 beginning of period.    $ 10.22        $ 10.00
                         -------        -------
  INCOME FROM
 INVESTMENT
 OPERATIONS:
  Net investment            0.29           0.33
 income . . . . . . .
  Net realized and
 unrealized gain on         0.33           0.19
 investments and         -------        -------
 foreign currency
 transactions . . . .
  Total from
 investment operations      0.62           0.52
                         -------        -------
  LESS DISTRIBUTIONS:
  Dividends from net       (0.38)         (0.30)
 investment income. .
  Distributions from
 realized gains . . .      (0.21)            --
                         -------        -------
  Total dividends and
 distributions. . . .      (0.59)         (0.30)
                         -------        -------
 Net asset value, end
 of period. . . . . .    $ 10.25        $ 10.22
                         =======        =======
Total return (b)+ . .       6.19%          5.23%
                         =======        =======
RATIOS/SUPPLEMENTAL
 DATA:
Net assets, end of       $26,589        $28,552
 period (000's) . . .
Ratio of expenses to        0.80%          0.80%
 average net assets
 after waivers
 and reimbursements
 (a). . . . . . . . .
Ratio of expenses to        2.00%          2.33%
 average net assets
 before waivers and
 reimbursements (a) .
Ratio of net                2.84%          3.94%
 investment income to
 average net
 assets after waivers
 and reimbursements
 (a). . . . . . . . .
Ratio of net                1.64%          2.41%
 investment income to
 average net
 assets before waivers
 and reimbursements
 (a). . . . . . . . .
Portfolio turnover           566%           422%
 rate . . . . . . . .
Effect of voluntary
 expense limitation
 during the period:
 Per share benefit to    $  0.12        $  0.13
 net investment income


                       See Notes to Financial Statements.

AXA PREMIER FUNDS TRUST
AXA PREMIER MONEY MARKET FUND
FINANCIAL HIGHLIGHTS -- (Concluded)

                                 CLASS A                    CLASS B                         CLASS C
                        -------------------------  -------------------------       -------------------------
                           YEAR      DECEMBER 31,     YEAR      DECEMBER 31,          YEAR      DECEMBER 31,
                           ENDED       2001* TO       ENDED       2001* TO            ENDED       2001* TO
                        OCTOBER 31,  OCTOBER 31,   OCTOBER 31,  OCTOBER 31,        OCTOBER 31,  OCTOBER 31,
                          2003(C)      2002(C)       2003(C)      2002(C)            2003(C)      2002(C)
                        -----------  ------------  -----------  ------------       -----------  ------------
 Net asset value,
 beginning of period.    $ 1.00        $ 1.00       $ 1.00        $ 1.00            $ 1.00        $ 1.00
                         ------        ------       ------        ------            ------        ------
  INCOME FROM
 INVESTMENT
 OPERATIONS:
  Net investment
 income (loss). . . .      0.01          0.01          --#           --#               --#           --#
                         ------        ------       ------        ------            ------        ------
  LESS DISTRIBUTIONS:
  Dividends from net
 investment income. .     (0.01)        (0.01)         --#           --#               --#           --#
                         ------        ------       ------        ------            ------        ------
 Net asset value, end
 of period. . . . . .    $ 1.00        $ 1.00       $ 1.00        $ 1.00            $ 1.00        $ 1.00
                         ======        ======       ======        ======            ======        ======
Total return (b)+ . .      1.00%         0.82%        0.24%         0.20%             0.24%         0.20%
                         ======        ======       ======        ======            ======        ======
RATIOS/SUPPLEMENTAL
 DATA:
Net assets, end of
 period (000's) . . .    $  207        $  385       $  660        $  531            $   90        $  499
Ratio of expenses to
 average
 net assets after
 waivers and
 reimbursements (a) .      0.95%         0.75%        1.70%         1.50%             1.70%         1.50%
Ratio of expenses to
 average
 net assets before
 waivers
 and reimbursements
 (a). . . . . . . . .      3.25%         3.82%        4.00%         4.57%             4.00%         4.57%
Ratio of net
 investment
 income (loss) to
 average
 net assets after
 waivers
 and reimbursements
 (a). . . . . . . . .      1.00%         1.00%        0.25%         0.25%             0.25%         0.25%
Ratio of net
 investment loss
 to average net assets
 before waivers and
 reimbursement (a). .     (1.30)%       (2.07)%      (2.05)%       (2.82)%           (2.05)%       (2.82)%
Effect of voluntary
 expense limitation
 during the period:
 Per share benefit to
 net investment income   $ 0.02        $ 0.03       $ 0.02        $ 0.03            $ 0.02        $ 0.03
-----------
* Fund commenced operations on December 31, 2001.
# Per share amount is less than $0.01 .
+ The total returns for Class A, Class B and Class C do not include sales charges.
(a) Ratios for periods of less than one year are annualized.
(b) Total return for periods less than one year are not annualized.
(c) Net investment income and capital changes are based on monthly average shares outstanding.






                                           CLASS Z
                               --------------------------------
                                 YEAR             DECEMBER 31,
                                ENDED               2001* TO
                               OCTOBER 31,         OCTOBER 31,
                                2003(C)              2002(C)
                               -----------        -------------
 Net asset value,
 beginning of period.           $ 1.00               $ 1.00
                                ------               ------
  INCOME FROM
 INVESTMENT
 OPERATIONS:
  Net investment
 income (loss). . . .             0.01                 0.01
                                ------               ------
  LESS DISTRIBUTIONS:
  Dividends from net
 investment income. .            (0.01)               (0.01)
                                ------               ------
 Net asset value, end
 of period. . . . . .           $ 1.00               $ 1.00
                                ======               ======
Total return (b)+ . .             1.25%                1.03%
                                ======               ======
RATIOS/SUPPLEMENTAL
 DATA:
Net assets, end of
 period (000's) . . .           $9,927               $9,860
Ratio of expenses to
 average
 net assets after
 waivers and
 reimbursements (a) .             0.70%                0.50%
Ratio of expenses to
 average
 net assets before
 waivers
 and reimbursements
 (a). . . . . . . . .             3.00%                3.57%
Ratio of net
 investment
 income (loss) to
 average
 net assets after
 waivers
 and reimbursements
 (a). . . . . . . . .             1.25%                1.25%
Ratio of net
 investment loss
 to average net assets
 before waivers and
 reimbursement (a). .            (1.05)%              (1.82)%
Effect of voluntary
 expense limitation
 during the period:
 Per share benefit to
 net investment income          $ 0.02               $ 0.03
-----------
* Fund commenced operations on December 31, 2001.
# Per share amount is less than $0.01 .
+ The total returns for Class A, Class B and Class C do not include sales charges.
(a) Ratios for periods of less than one year are annualized.
(b) Total return for periods less than one year are not annualized.
(c) Net investment income and capital changes are based on monthly average shares outstanding.


                       See Notes to Financial Statements.

AXA PREMIER FUNDS TRUST
NOTES TO FINANCIAL STATEMENTS
October 31, 2003
Note 1 Organization and Significant Accounting Policies

  AXA Premier Funds Trust (the "Trust") was organized as a Delaware business trust on October 2, 2001 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company with eight diversified Funds and two non-diversified Funds (each a "Fund"). The non-diversified Funds are: AXA Premier Technology Fund and AXA Premier Health Care Fund. The investment manager to each Fund is The Equitable Life Assurance Society of the United States ("Equitable" or the "Manager"). The day-to-day portfolio management of each Fund is provided by one or more investment sub-advisers (each an "Adviser"). Prior to December 31, 2001, the Trust had no operations other than organizational activities. During that time, the Manager purchased 250 shares (with a value of $2,500) of each class of shares offered by each fund, except AXA Premier Money Market Fund, in which it purchased 2,500 shares (at a value of $2,500), in connection with which the Manager waived the initial organizational costs of each Fund.

  All of the Funds (except AXA Premier Money Market Fund) employ multiple Advisers. Each of the Advisers independently chooses and maintains a portfolio of securities for the Fund and each is responsible for investing a specific allocated portion of the Fund's assets. Because each Adviser will be managing its allocated portion of the Fund independently from the other Advisers, the same security may be held in different portions of the Fund, or may be acquired for one portion of the Fund at a time when the Adviser of another portion deems it appropriate to dispose of the security. Similarly, under some market conditions, one Adviser may believe that temporary defensive investments in short-term instruments or cash are appropriate when the other Adviser or Advisers believe continued exposure to the equity markets is appropriate for their portions of the Fund. Because each Adviser directs the trading for its own portion of the Fund, and does not aggregate its transactions with those of the other Advisers, the Fund may incur higher brokerage costs, and have higher portfolio turnover, than would be the case if a single Adviser were managing the entire Fund.

  Each Fund has four classes of shares outstanding: Class A, Class B, Class C and Class Z. There are an unlimited number of shares with a par value of $0.001 authorized. Under the Trust's multiple class distribution system, all classes of shares have identical voting, dividend, liquidation and other rights, other than the payment of distribution fees under the Distribution Plan.

  The investment objectives of each Fund are as follows:

  AXA Premier Large Cap Growth Fund (advised by Alliance Capital Management, L.P. ("Alliance") (an affiliate of Equitable), Dresdner RCM Global Investors LLC ("Dresdner") and TCW Investment Management Company ("TCW")) -- Seeks to achieve long-term growth of capital.

  AXA Premier Large Cap Core Equity Fund (advised by Alliance (Bernstein Investment Research & Management unit), Janus Capital Management LLC and Thornburg Investment Management, Inc.) -- Seeks to achieve long-term growth of capital.

  AXA Premier Large Cap Value Fund (advised by Alliance, Institutional Capital Corporation and MFS Investment Management) -- Seeks to achieve long-term growth of capital.

  AXA Premier Small/Mid Cap Growth Fund (advised by Alliance, Provident Investment Counsel, Inc. and Franklin Advisers, Inc.) -- Seeks to achieve long-term growth of capital.

  AXA Premier Small/Mid Cap Value Fund (advised by AXA Rosenberg Investment Management LLC (an affiliate of Equitable), Wellington Management Company, LLP ("Wellington") and TCW) --Seeks to achieve long-term growth of capital.

  AXA Premier International Equity Fund (advised by Alliance (Bernstein Investment Research & Management unit), Bank of Ireland Asset Management (U.S.) Limited and Marsico Capital Management, LLC) -- Seeks to achieve long-term growth of capital.

AXA PREMIER FUNDS TRUST
NOTES TO FINANCIAL STATEMENTS -- (Continued)
October 31, 2003
  AXA Premier Technology Fund (advised by Alliance, Dresdner and Firsthand Capital Management, Inc.) -- Seeks to achieve long-term growth of capital.

  AXA Premier Health Care Fund (advised by A I M Capital Management, Inc., Dresdner and Wellington) -- Seeks to achieve long-term growth of capital.

  AXA Premier Core Bond Fund (advised by BlackRock Advisors, Inc. and Pacific Investment Management Company LLC) -- Seeks to achieve a balance of high current income and capital appreciation, consistent with a prudent level of risk.

  AXA Premier Money Market Fund (advised by Alliance) -- Seeks to achieve a high level of current income that is consistent with maintaining liquidity and preserving capital.

  The following is a summary of the significant accounting policies of the
Trust:

  The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

Valuation:

  Stocks listed on national securities exchanges or included on the NASDAQ stock market are valued at the last sale price, or, if there is no sale, at the latest available bid price. Other unlisted stocks are valued at their last sale price or, if no reported sale occurs during the day, at a bid price estimated by a broker.

  Convertible preferred stocks listed on national securities exchanges or included on the NASDAQ stock market are valued as of their last sale price or, if there is no sale, at the latest available bid price.

  Convertible bonds and unlisted convertible preferred stocks are valued at bid prices obtained from one or more of the major dealers in such securities. Where there is a discrepancy between dealers, values may be adjusted based on recent premium spreads to the underlying common stocks. Convertible bonds may be matrix-priced based upon the conversion value to the underlying common stocks and market premiums.

  Mortgage backed and asset backed securities are valued at prices obtained from a bond pricing service where available, or at a bid price obtained from one or more of the major dealers in such securities. If a quoted price is unavailable, an equivalent yield or yield spread quote will be obtained from a broker and converted to a price.

  Options, including options on futures that are traded on exchanges, are valued at their last sale price, and if the last sale price is not available then the previous day's sale price is used. Options not traded on an exchange or actively traded are valued at fair value under the direction of the Board of Trustees.

  Long-term corporate bonds may be valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities. The prices provided by a pricing service take into account many factors, including institutional size, trading in similar groups of securities and any developments related to specific securities; however, when such prices are unavailable, such bonds will be valued using broker quotes.

  U.S. Treasury securities and other obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, are valued at representative quoted prices.

  Foreign securities not traded directly, or in American Depositary Receipt
(ADR) or similar form in the United States, are valued at representative quoted prices from the primary exchange in the currency of the country of origin.

AXA PREMIER FUNDS TRUST
NOTES TO FINANCIAL STATEMENTS -- (Continued)
October 31, 2003

  Short-term debt securities which mature in 60 days or less are valued at amortized cost, which approximates market value. Short-term debt securities which mature in more than 60 days are valued at representative quoted prices. The AXA Premier Money Market Fund values all short-term debt securities at amortized cost.

  Futures contracts are valued at their last sale price or, if there is no sale, at the latest available bid price.

  Forward foreign exchange contracts are valued by interpolating between the forward and spot currency rates as quoted by a pricing service as of a designated hour on the valuation date.

  Other securities and assets for which market quotations are not readily available or for which valuation can not be provided, are valued at fair value under the direction of the Board of Trustees.

  Events or circumstances affecting the values of portfolio securities that occur between the closing of their principal markets and the time the net asset value is determined may be reflected in the Trust's calculation of net asset values for each applicable Fund when the Trust's Manager deems that the particular event or circumstance would materially affect such Fund's net asset value.

  Securities transactions are recorded on the trade date net of brokerage fees, commissions, and transfer fees. Dividend income is recorded on the ex-dividend date. Interest income (including amortization of premium and discount on long-term securities using the effective yield method) is accrued daily.

  Realized gains and losses on the sale of investments are computed on the basis of the specific identification method of the investments sold. Unrealized appreciation (depreciation) on investments and foreign currency denominated assets and liabilities is presented net of deferred taxes on unrealized gains in the Statement of Assets and Liabilities.

  Expenses attributable to a single Fund or class are charged to that Fund or class. Expenses of the Trust not attributable to a single Fund or class are charged to each Fund or class in proportion to the average net assets of each Fund or other appropriate allocation methods.

  All income earned and expenses incurred by each Fund are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Fund represented by the daily net assets of such class, except for distribution fees which are charged on a class specific basis.

Foreign Currency Valuation:

  The books and records of the Trust are kept in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at current exchange rates at the following dates:

  (i) market value of investment securities, other assets and liabilities - at the valuation date.

  (ii) purchases and sales of investment securities, income and expenses - at the date of such transactions.

  The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on securities.

  Net currency gains or losses realized and unrealized as a result of differences between interest or dividends, withholding taxes, forward foreign currency exchange contracts and foreign cash recorded on the Fund's books and the U.S. dollar equivalent amount actually received or paid are presented under foreign currency transactions in the realized and unrealized gains and losses section of the Statements of Operations. Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from forward foreign currency contracts, disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference

AXA PREMIER FUNDS TRUST
NOTES TO FINANCIAL STATEMENTS -- (Continued)
October 31, 2003

between the amount of investment income and foreign withholding taxes recorded on a Fund's books and the U.S. dollar equivalent of amounts actually received or paid.

Taxes:

  The Trust intends to comply with the requirements of the Internal Revenue Code of 1986, as amended ("Code") applicable to regulated investment companies and to distribute substantially all of its net investment income and net realized capital gains to shareholders of each Fund. Therefore, no Federal income tax provision is required. Dividends from net investment income are declared and distributed at least annually for all Funds. Dividends from net realized short-term and long-term capital gains are declared and distributed at least annually to the shareholders of the Funds to which such gains are attributable. All dividends are distributed on a tax basis and, as such, the amounts may differ from financial statement investment income and realized capital gains. Those differences are primarily due to differing book and tax treatments for deferred organization costs, forward foreign currency transactions, losses due to wash sales transactions, mark-to-market of forward contracts, mark-to-market of passive foreign investment companies and straddle transactions.

  Short-term capital gains and foreign currency gains are treated as capital gains for accounting (book) purposes but are considered ordinary income for tax purposes. The tax composition of distributed and undistributed income and gains for the year ended October 31, 2003 and the period ended October 31, 2002, was as follows:

                                     YEAR ENDED OCTOBER 31, 2003
                        ------------------------------------------------------
                                                   ACCUMULATED    ACCUMULATED
                        DISTRIBUTED  DISTRIBUTED  UNDISTRIBUTED  UNDISTRIBUTED
                         ORDINARY     LONG TERM     ORDINARY       LONG TERM
                          INCOME        GAINS        INCOME          GAINS
                        -----------  -----------  -------------  -------------
AXA Premier Large Cap
 Growth Fund. . . . .   $   52,046    $     --      $     --          $--
AXA Premier Large Cap
 Core Equity Fund . .      119,113          --         3,188           --
AXA Premier Large Cap
 Value Fund . . . . .      163,715          --        54,208           --
AXA Premier Small/Mid
 Cap Growth Fund. . .           --          --            --           --
AXA Premier Small/Mid
 Cap Value Fund . . .       69,966          --            --           --
AXA Premier
 International Equity
 Fund . . . . . . . .       96,275          --        56,440           --
AXA Premier Technology
 Fund . . . . . . . .       20,907          --            --           --
AXA Premier Health
 Care Fund. . . . . .       37,973          --            --           --
AXA Premier Core Bond
 Fund . . . . . . . .    2,312,214     133,997       994,550           --
AXA Premier Money
 Market Fund. . . . .      128,829          --        56,725           --
                                    PERIOD ENDED OCTOBER 31, 2002
                        ------------------------------------------------------
                                                   ACCUMULATED     ACCUMULATED
                        DISTRIBUTED  DISTRIBUTED  UNDISTRIBUTED   UNDISTRIBUTED
                         ORDINARY     LONG TERM     ORDINARY        LONG TERM
                          INCOME        GAINS        INCOME           GAINS
                        -----------  -----------  -------------   -------------
AXA Premier Large Cap   $       --       $--        $ 51,526        $     --
 Growth Fund. . . . .
AXA Premier Large Cap           --        --         107,681              --
 Core Equity Fund . .
AXA Premier Large Cap           --        --         141,867              --
 Value Fund . . . . .
AXA Premier Small/Mid           --        --           3,029              --
 Cap Growth Fund. . .
AXA Premier Small/Mid           --        --          64,515              --
 Cap Value Fund . . .
AXA Premier                     --        --          89,876              --
 International Equity
 Fund . . . . . . . .
AXA Premier Technology          --        --          20,860              --
 Fund . . . . . . . .
AXA Premier Health              --        --          37,818              --
 Care Fund. . . . . .
AXA Premier Core Bond    1,078,973        --         963,854         132,714
 Fund . . . . . . . .
AXA Premier Money          104,301        --         101,695              --
 Market Fund. . . . .

  Permanent book and tax basis differences relating to shareholder distributions resulted in reclassifications to undistributed net investment income (loss), accumulated net realized gain (loss) and paid-in capital at October 31, 2003 as follows:

                                                                               UNDISTRIBUTED   ACCUMULATED      PAID
                                                                               NET INVESTMENT  NET REALIZED      IN
                                                                               INCOME (LOSS)   GAIN (LOSS)     CAPITAL
                                                                               --------------  ------------  ------------
AXA Premier Large Cap Growth Fund. . . . . . . . . . . . . . . . . . . . . .     $ 58,230       $      --     $(58,230)
AXA Premier Large Cap Core Equity Fund . . . . . . . . . . . . . . . . . . .           91              (2)         (89)
AXA Premier Large Cap Value Fund . . . . . . . . . . . . . . . . . . . . . .           --              60          (60)
AXA Premier Small/Mid Cap Growth Fund. . . . . . . . . . . . . . . . . . . .      105,552              79     (105,631)
AXA Premier Small/Mid Cap Value Fund . . . . . . . . . . . . . . . . . . . .       38,211           5,044      (43,255)

AXA PREMIER FUNDS TRUST
NOTES TO FINANCIAL STATEMENTS -- (Continued)
October 31, 2003

AXA Premier International Equity Fund. . . . . . . . . . . . . . . . . . . .     $ (9,364)      $   9,510     $   (146)
AXA Premier Technology Fund. . . . . . . . . . . . . . . . . . . . . . . . .       83,111           1,832      (84,943)
AXA Premier Health Care Fund . . . . . . . . . . . . . . . . . . . . . . . .       58,459          (1,248)     (57,211)
AXA Premier Core Bond Fund . . . . . . . . . . . . . . . . . . . . . . . . .      297,085        (296,323)        (762)
AXA Premier Money Market Fund. . . . . . . . . . . . . . . . . . . . . . . .      (50,604)            (51)       50,655




Net capital and net currency losses incurred after October 31 and within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. For the period from November 1, 2002 to October 31, 2003, the Funds did not incur or elect to defer until January 1, 2004 for U.S. Federal income tax purposes net capital and net currency losses.

Offering Costs:

  Offering costs, in the form of registration fees, were capitalized and were amortized over the twelve months ended December 31, 2002.

Fees Paid Indirectly:

  For all Funds, the Board of Trustees has approved the payment of certain Trust expenses using brokerage service arrangements. For the year ended October 31, 2003, several Funds reduced expenses under these arrangements as follows:

FUND                                                                      AMOUNT
----                                                                      ------
AXA Premier Large Cap Growth Fund. . . . . . . . . . . . . . . . . . .    $ 2,574
AXA Premier Large Cap Core Equity Fund . . . . . . . . . . . . . . . .      1,229
AXA Premier Large Cap Value Fund . . . . . . . . . . . . . . . . . . .      9,795
AXA Premier Small/Mid Cap Growth Fund. . . . . . . . . . . . . . . . .     16,374
AXA Premier Small/Mid Cap Value Fund . . . . . . . . . . . . . . . . .      2,048
AXA Premier International Equity Fund. . . . . . . . . . . . . . . . .      3,676
AXA Premier Technology Fund. . . . . . . . . . . . . . . . . . . . . .      1,585
AXA Premier Health Care Fund . . . . . . . . . . . . . . . . . . . . .        973


Securities Lending:

  For all Funds, the Board of Trustees has approved the lending of portfolio securities, through its custodian bank, JPMorgan Chase Bank ("JPMorgan"), acting as lending agent, to certain approved broker-dealers in exchange for negotiated lenders' fees. By lending investment securities, a Fund attempts to increase its net investment income through the receipt of interest on the cash held as collateral on the loan. Any gain or loss in the market price of the securities loaned that might occur and any interest earned or dividends declared during the term of the loan would be for the account of the Fund. Risks of delay in recovery of the securities or even loss of rights in the collateral may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the securities loaned increases above the value of the collateral received. Any such loan of Fund securities will be continuously secured by collateral in cash or high grade debt securities at least equal at all times to the market value of the security loaned. JPMorgan will indemnify each Fund from any loss resulting from a borrower's failure to return a loaned security when due. JPMorgan invests the cash collateral and retains a portion of the interest earned. For the year ended October 31, 2003, the Funds did not lend any securities.

AXA PREMIER FUNDS TRUST
NOTES TO FINANCIAL STATEMENTS -- (Continued)
October 31, 2003

Repurchase Agreements:

  Certain Funds may enter into repurchase agreements with qualified and Manager approved banks, broker-dealers or other financial institutions as a means of earning a fixed rate of return on its cash reserves for periods as short as overnight. A repurchase agreement is a contract pursuant to which a Fund, against receipt of securities of at least equal value including accrued interest, agrees to advance a specified sum to the financial institution which agrees to reacquire the securities at a mutually agreed upon time (usually one day) and price. Each repurchase agreement entered into by a Fund will provide that the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest. A Fund's right to liquidate such securities in the event of a default by the seller could involve certain costs, losses or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase are less than the repurchase price, the Fund could suffer a loss.

Options Written:

  Certain Funds may write (sell) covered options as a hedge to provide protection against adverse movements in the price of securities in the Fund or to enhance investment performance. Certain Funds may purchase and sell exchange traded options on foreign currencies. When a Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted on a daily basis to the current market price of the option written. Premiums received from writing options which expire unexercised are recognized as gains on the expiration date. Premiums received from writing options which are exercised or are canceled in closing purchase transactions are offset against the cost of any securities purchased or added to the proceeds or netted against the amount paid on the transaction to determine the realized gain or loss. In writing options, a Fund must assume that the option may be exercised at any time prior to the expiration of its obligation as a writer, and that in such circumstances the net proceeds of the sale or cost of purchase of the underlying securities and currencies pursuant to the call or put option may be substantially below or above the prevailing market price. By writing a covered call option, a Fund, in exchange for the premium, foregoes the opportunity for capital appreciation above the exercise price should the market price of the underlying security increase. A Fund also has the additional risk of not being able to enter into a closing purchase transaction if a liquid secondary market does not exist and bears the risk of unfavorable changes in the price of the financial instruments underlying the options. The Funds, however, are not subject to credit risk on written options as the counterparty has already performed its obligation by paying the premium at the inception of the contract.

Short Sales Against the Box:

  Certain Funds may enter into a "short sale" of securities in circumstances in which, at the time the short position is open, the Fund owns an equal amount of the securities sold short or owns preferred stocks or debt securities, convertible or exchangeable without payment of further consideration, into an equal number of securities sold short. This kind of short sale, which is referred to as one "against the box," may be entered into by the Fund to, for example, lock in a sale price for a security the Fund does not wish to sell immediately. The Fund will designate the segregation, either on its records or with the Trust's custodian, of the securities sold short or convertible or exchangeable preferred stocks or debt securities sold in connection with short sales against the box. Liabilities for securities sold short are reported at market value in the financial statements. Such liabilities are subject to off balance sheet risk to the extent of any future increases in market value of the securities sold short. The ultimate liability for securities sold short could exceed the liabilities recorded in the statement of Assets and Liabilities. The Fund bears the risk of potential inability of the broker to meet its obligation to perform.

Futures Contracts, Options on Futures Contracts, Forward Commitments and Foreign Currency Exchange Contracts:

  The futures contracts and options on futures contracts used by the Funds are agreements to buy or sell a financial instrument for a set price in the future. Certain Funds may buy or sell futures contracts and options on futures contracts for the purpose of protecting their portfolio securities against future changes in interest rates and indices which might adversely affect the value of the Funds' securities or the price of

AXA PREMIER FUNDS TRUST
NOTES TO FINANCIAL STATEMENTS -- (Continued)
October 31, 2003

securities that it intends to purchase at a later date. Initial margin deposits are made upon entering into futures contracts and options on futures contracts and can be in cash, certain money market instruments, treasury securities or other liquid, high grade debt securities. During the period the futures contracts and options on futures contracts are open, changes in the market price of the contracts are recognized as unrealized gains or losses by "marking-to-market" at the end of each trading day. Variation margin payments on futures contracts and options on futures contracts are received or made, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund's basis in the contract. Should interest rates or indices move unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may incur a loss. The use of futures contracts transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Use of long futures contracts subjects the Funds to risk of loss in excess of the amounts shown on the Statement of Assets and Liabilities, up to the notional value of the futures contracts. Use of short futures contracts subjects the Funds to unlimited risk of loss. The Funds enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction, therefore, the Fund's credit risk is limited to failure of the exchange or board of trade.

  Certain Funds may make contracts to purchase or sell securities for a fixed price at a future date beyond customary settlement time ("forward commitments") if they designate the segregation, either on their records or with the Trust's custodian, of cash or other liquid securities in an amount sufficient to meet the purchase price, or if they enter into offsetting contracts for the forward sale of other securities they own. These commitments are reported at market value in the financial statements. Forward commitments may be considered securities in themselves and involve a risk of loss if the value of the security to be purchased declines or if the value of the security to be sold increases prior to the settlement date, which is risk in addition to the risk of decline in value of the Fund's other assets. Where such purchases or sales are made through dealers, a Fund relies on the dealer to consummate the sale. The dealer's failure to do so may result in the loss to a Fund of an advantageous yield or price. Market risk exists on these commitments to the same extent as if the securities were owned on a settled basis and gains and losses are recorded and reported in the same manner. However, during the commitment period, these investments earn no interest or dividends.

  Certain Funds may purchase foreign currency on a spot (or cash) basis. In addition, certain Funds may enter into contracts to purchase or sell foreign currencies at a future date ("forward contracts"). A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Daily fluctuations in the value of such contracts are recognized as unrealized appreciation or depreciation by "marking to market." The gain or loss arising from the difference between the original contracts and the closing of such contracts is included in realized gains or losses from foreign currency transactions in the Statement of Operations. The Advisers may engage in these forward contracts to protect against uncertainty in the level of future exchange rates in connection with the purchase and sale of Fund securities ("transaction hedging") and to protect the value of specific Fund positions ("position hedging"). The Funds are subject to off-balance sheet risk to the extent of the value of the contracts for purchase of foreign currency and in an unlimited amount for sales of foreign currency.

Swaps:

  Certain Funds may invest in swap contracts, which are derivatives in the form of a contract or other similar instrument which is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The payment streams are calculated by reference to a specified index and agreed upon notional amount. A Fund will usually enter into swaps on a net basis, i.e., the two return streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with the Fund receiving or paying, as the case may be, only the net amount of the two returns. A Fund's obligations under a swap agreement will be accrued daily (offset against any amounts owing to

AXA PREMIER FUNDS TRUST
NOTES TO FINANCIAL STATEMENTS -- (Continued)
October 31, 2003

the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by designating the segregation, either on its records or with the Trust's custodian, of cash or other liquid obligations. A Fund will not enter into any swap agreement unless the counterparty meets the rating requirements set forth in guidelines established by the Trust's Board of Trustees. Swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized appreciation or depreciation in the Statement of Operations. Notional principal amounts are used to express the extent of involvement in these transactions, but the amount potentially subject to credit risk is much smaller.

Dollar Roll Transactions:

  Certain Funds may enter into dollar roll transactions with financial institutions to take advantage of opportunities in the mortgage market. A dollar roll transaction involves a sale by a Fund of securities with a simultaneous agreement to repurchase substantially similar securities at an agreed-upon price at a future date. The securities repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. During the period between the sale and the repurchase, the Fund will not be entitled to receive interest and principal payments on the securities sold. The Fund will invest the proceeds of the sale in additional instruments, the income from which, together with any additional fee income received for the dollar roll, may generate income for the Fund exceeding the yield on the securities sold. Dollar roll transactions involve the risk that the market value of the securities sold by the Fund may decline below the repurchase price of the similar securities.

Market and Credit Risk:

  Written options, futures contracts, forward commitments, forward foreign currency exchange contracts and swaps involve elements of both market and credit risk in excess of the amounts reflected in the Statements of Assets and Liabilities. The risk involved in writing an option on a security is that, if the option is exercised, the underlying security is then purchased or sold by the Fund at the contract price, which could be disadvantageous relative to the market price. The Fund bears the market risk, which arises from any changes in security values. The credit risk for futures contracts and exchange traded options is limited to failure of the exchange or board of trade which acts as the counterparty to the Fund's futures transactions. Forward commitments, forward foreign currency exchange contracts, over-the-counter options and swaps are done directly with the counterparty and not through an exchange and can be terminated only by agreement of both parties to such contracts. With respect to such transactions there is no daily margin settlement and the Fund is exposed to the risk of default by the counterparty.

Note 2 Management of the Trust

  The Trust has entered into an investment management agreement (the "Management Agreement") with Equitable. The Management Agreement states that the Manager will (i) have overall supervisory responsibility for the general management and investment of each Fund's assets; (ii) select and contract with Advisers to manage the investment operations and composition of each and every Fund; (iii) monitor the Advisers' investment programs and results; (iv) oversee compliance by the Trust with various Federal and state statutes; and (v) carry out the directives of the Board of Trustees. For the year ended October 31, 2003, for its services under the Management Agreement, the Manager was entitled to receive an annual fee as a percentage of average daily net assets, for each of the following Funds, calculated daily and payable monthly as follows:

FUND                                                                      MANAGEMENT FEE
----                                                                      --------------
                                                                       1.00% of average daily net
AXA Premier Large Cap Growth Fund. . . . . . . . . . . . . . .                             assets
                                                                       1.00% of average daily net
AXA Premier Large Cap Core Equity Fund . . . . . . . . . . . .                             assets
                                                                       1.00% of average daily net
AXA Premier Large Cap Value Fund . . . . . . . . . . . . . . .                             assets

AXA PREMIER FUNDS TRUST
NOTES TO FINANCIAL STATEMENTS -- (Continued)
October 31, 2003

                                                                       1.20% of average daily net
AXA Premier Small/Mid Cap Growth Fund. . . . . . . . . . . . .                             assets
                                                                       1.20% of average daily net
AXA Premier Small/Mid Cap Value Fund . . . . . . . . . . . . .                             assets
                                                                       1.15% of average daily net
AXA Premier International Equity Fund. . . . . . . . . . . . .                             assets
                                                                       1.30% of average daily net
AXA Premier Technology Fund. . . . . . . . . . . . . . . . . .                             assets
                                                                       1.30% of average daily net
AXA Premier Health Care Fund . . . . . . . . . . . . . . . . .                             assets
                                                                       0.70% of average daily net
AXA Premier Core Bond Fund . . . . . . . . . . . . . . . . . .                             assets
                                                                       0.50% of average daily net
AXA Premier Money Market Fund. . . . . . . . . . . . . . . . .                             assets

  On behalf of the Trust, the Manager has entered into investment advisory agreements ("Advisory Agreements") with each of the Advisers. Each of the Advisory Agreements obligates the Advisers for the respective Funds to: (i) continuously furnish investment programs for the Funds; (ii) place all orders for the purchase and sale of investments for the Funds with brokers or dealers selected by the Manager or the respective Advisers; and (iii) perform certain limited related administrative functions in connection therewith. The Manager pays the expenses of providing investment advisory services to the Funds, including the fees of the Advisers of each Fund.

Note 3 Administrative Fees

  Pursuant to an administrative agreement ("Mutual Funds Services Agreement"), Equitable ("Administrator") provides the Trust with necessary administrative services. In addition, the Administrator makes available the office space, equipment, personnel and facilities required to provide such administrative services to the Trust. For these administrative services, the Trust pays Equitable a fee at an annual rate of 0.15% of the Trust's total average net assets plus $35,000 per fund and, for funds with more than one sub-adviser, an additional $35,000 per portion of the Fund allocated to each separate sub-adviser.

  Pursuant to a sub-administration arrangement, Equitable relies on J.P. Morgan Investors Services Co. ("Sub-administrator") to provide the Trust with certain administrative services, including monitoring of fund compliance and fund accounting services.

Note 4 Custody Fees

  JPMorgan, an affiliate of J.P. Morgan Investors Services Co., serves as custodian of the Trust's portfolio securities and other assets. Under the terms of the Custody Agreement between the Trust and JPMorgan, JPMorgan maintains cash, securities and other assets of the Funds. JPMorgan is also required, upon the order of the Trust, to deliver securities held by JPMorgan, and make payments for securities purchased by the Trust. JPMorgan has also entered into sub-custodian agreements with a number of foreign banks and clearing agencies, pursuant to which portfolio securities purchased outside the U.S. are maintained in the custody of these entities.

Note 5 Distribution Plans

  The Trust has a Distribution Agreement with AXA Advisors, LLC ("AXA Advisors") and AXA Distributors, LLC ("AXA Distributors") (each referred to as a "Distributor") pursuant to which AXA Advisors and AXA Distributors serve as the distributors for each class of the Trust's shares. AXA Advisors and AXA Distributors are each an indirect wholly-owned subsidiary of Equitable. The Trust has adopted in the manner prescribed under Rule 12b-1 under the 1940 Act separate plans of distribution pertaining to the Class A, Class B, and Class C shares of the Trust. The Trust's Class A, Class B and Class C shares each pay an annual service fee of 0.25% of their average daily net assets. In addition to this service fee, the Trust's Class B shares and Class C shares pay an annual distribution fee of 0.75% of their average daily net assets. There is no distribution plan with respect to Class Z shares and the Funds pay no service or distribution fees with respect to those shares.

AXA PREMIER FUNDS TRUST
NOTES TO FINANCIAL STATEMENTS -- (Continued)
October 31, 2003

  The Distributors receive sales charges on each Fund's Class A and Class C shares and the proceeds of contingent deferred sales charges paid by the investor in connection with certain redemptions of each Fund's Class B and Class C shares. The Distributors have advised the Funds that for the year ended October 31, 2003, the proceeds retained from sales and redemptions are as follows:

                                                                           CLASS A           CLASS B                CLASS C
                                                                         ------------  -------------------  ------------------------
                                                                                       CONTINGENT DEFERRED                CONTINGENT
                                                                         SALES CHARGE     SALES CHARGE      SALES CHARGE   DEFERRED
                                                                         ------------  -------------------  ------------    SALES
                                                                                                                            CHARGE
                                                                                                                          ----------
AXA Premier Large Cap Growth Fund. . . . . . . . . . . . . . . . . . .     $22,240           $ 6,277              535          286
AXA Premier Large Cap Core Equity Fund . . . . . . . . . . . . . . . .      16,026            11,760            1,314          903
AXA Premier Large Cap Value Fund . . . . . . . . . . . . . . . . . . .      24,614             6,576              343          348
AXA Premier Small/Mid Cap Growth Fund. . . . . . . . . . . . . . . . .      27,742            10,749              472        2,348
AXA Premier Small/Mid Cap Value Fund . . . . . . . . . . . . . . . . .      35,075            12,473              398        2,351
AXA Premier International Equity Fund. . . . . . . . . . . . . . . . .      17,198             8,120              417           77
AXA Premier Technology Fund. . . . . . . . . . . . . . . . . . . . . .       3,215             2,650              270          249
AXA Premier Health Care Fund . . . . . . . . . . . . . . . . . . . . .       6,379             4,635              636          750
AXA Premier Core Bond Fund . . . . . . . . . . . . . . . . . . . . . .      32,455            48,614            2,612        4,116
AXA Premier Money Market Fund. . . . . . . . . . . . . . . . . . . . .          --            14,986               --        3,959

  Sales loads and contingent deferred sales charges imposed on purchases and redemption of Fund shares are retained by the Trust's Distributors and do not represent expenses of the Funds.

Note 6 Expense Limitation

  Pursuant to a contract, Equitable has agreed to make payments or waive its fees to limit the expenses of each Fund through February 29, 2004 ("Expense Reimbursement Agreement"). Equitable may be reimbursed the amount of any such payments and waivers in the future provided that the payments and waivers are reimbursed within three years of the payment or waiver being made and the combination of the Funds' expense ratio and such reimbursements do not exceed the Fund's expense ratio cap. If the actual expense ratio is less than the expense cap and Equitable has recouped any eligible previous payments and waivers made, the Fund will be charged such lower expenses. The expenses for each Fund are limited to the following based on annual average daily net assets:

                                                                                CLASS A  CLASS B  CLASS C  CLASS Z
                                                                                -------  -------  -------  -------
AXA Premier Large Cap Growth Fund . . . . . . . . . . . . . . . . . . . . . .    1.45%    2.20%    2.20%     1.20%
AXA Premier Large Cap Core Equity Fund. . . . . . . . . . . . . . . . . . . .    1.45%    2.20%    2.20%     1.20%
AXA Premier Large Cap Value Fund. . . . . . . . . . . . . . . . . . . . . . .    1.45%    2.20%    2.20%     1.20%
AXA Premier Small/Mid Cap Growth Fund . . . . . . . . . . . . . . . . . . . .    1.70%    2.45%    2.45%     1.45%
AXA Premier Small/Mid Cap Value Fund. . . . . . . . . . . . . . . . . . . . .    1.70%    2.45%    2.45%     1.45%
AXA Premier International Equity Fund . . . . . . . . . . . . . . . . . . . .    1.90%    2.65%    2.65%     1.65%
AXA Premier Technology Fund . . . . . . . . . . . . . . . . . . . . . . . . .    1.95%    2.70%    2.70%     1.70%
AXA Premier Health Care Fund. . . . . . . . . . . . . . . . . . . . . . . . .    1.95%    2.70%    2.70%     1.70%
AXA Premier Core Bond Fund. . . . . . . . . . . . . . . . . . . . . . . . . .    1.05%    1.80%    1.80%     0.80%
AXA Premier Money Market Fund . . . . . . . . . . . . . . . . . . . . . . . .    0.95%    1.70%    1.70%     0.70%

AXA PREMIER FUNDS TRUST
NOTES TO FINANCIAL STATEMENTS -- (Continued)
October 31, 2003

  During the year ended October 31, 2003, the Manager received no reimbursement. At October 31, 2003, under the Expense Limitation Agreement, the amount that would be recoverable from each Fund is as follows:

                                                   AMOUNT ELIGIBLE     TOTAL ELIGIBLE
                                                       THROUGH              FOR
                                                  ------------------   REIMBURSEMENT
                                                    2005      2006     --------------
                                                  --------  --------
AXA Premier Large Cap Growth Fund . . . . . . .   $418,813  $413,174     $  831,987
AXA Premier Large Cap Core Equity Fund  . . . .    411,849   426,354        838,203
AXA Premier Large Cap Value Fund  . . . . . . .    427,436   439,998        867,434
AXA Premier Small/Mid Cap Growth Fund . . . . .    444,957   434,640        879,597
AXA Premier Small/Mid Cap Value Fund  . . . . .    435,101   440,803        875,904
AXA Premier International Equity Fund . . . . .    460,322   455,134        915,456
AXA Premier Technology Fund . . . . . . . . . .    402,821   403,215        806,036
AXA Premier Health Care Fund  . . . . . . . . .    395,431   381,414        776,845
AXA Premier Core Bond Fund  . . . . . . . . . .    549,471   553,204      1,102,675
AXA Premier Money Market Fund . . . . . . . . .    310,244   255,915        566,159


Note 7 Trustees Deferred Compensation Plan

  A deferred compensation plan (the "Plan") for the benefit of the Independent Trustees has been adopted by the Trust. Under the Plan, each Trustee may defer payment of all or part of the fees payable for such Trustee's services. Each Trustee may defer payment of such fees until their retirement as a Trustee or until the earlier attainment of a specified age. Fees deferred under the Plan, together with accrued earnings thereon, will be disbursed to a participating Trustee in monthly installments over a five to twenty year period elected by such Trustee. At October 31, 2003, the total amount owed to the Trustees participating in the Plan was $114,340.

Note 8 Capital Share Transactions

  Capital share transactions during the year ended October 31, 2003 and the period from December 31, 2001* to October 31, 2002 were as follows:

                                  CLASS A                               CLASS B
                   -----------------------------------   -----------------------------------
                       YEAR           DECEMBER 31,           YEAR           DECEMBER 31,
                      ENDED            2001* TO             ENDED            2001* TO
                    OCTOBER 31,       OCTOBER 31,         OCTOBER 31,       OCTOBER 31,
                       2003              2002                2003              2002
                   -----------   ---------------------   -----------   ---------------------

AXA PREMIER LARGE CAP GROWTH FUND
Amount Sold. . .   $   773,962   $           2,089,091   $   627,419   $           2,410,921
Amount Reinvested        8,858                      --         1,110                      --
Amount Redeemed.      (407,534)               (218,695)     (313,746)               (180,256)
                   -----------   ---------------------   -----------   ---------------------
Net Change . . .   $   375,286   $           1,870,396   $   314,783   $           2,230,665
                   ===========   =====================   ===========   =====================
Shares Sold. . .       102,722                 231,230        86,331                 272,242
Shares Reinvested        1,288                      --           162                      --
Shares Redeemed.       (52,166)                (28,689)      (42,306)                (25,121)
AXA PREMIER LARGE CAP CORE EQUITY FUND
Amount Sold. . .   $   569,146   $           1,730,805   $   770,265   $           2,697,240
Amount Reinvested       16,045                      --        11,243                      --
Amount Redeemed.      (232,856)               (149,586)     (484,189)               (185,353)
                   -----------   ---------------------   -----------   ---------------------
Net Change . . .   $   352,335   $           1,581,219   $   297,319   $           2,511,887
                   ===========   =====================   ===========   =====================
Shares Sold. . .        71,008                 189,955        96,952                 283,811
Shares Reinvested        2,111                      --         1,479                      --
Shares Redeemed.       (28,344)                (17,922)      (59,248)                (22,955)
AXA PREMIER LARGE CAP VALUE FUND
Amount Sold. . .   $   742,726   $           1,826,585   $   519,737   $           2,947,547
Amount Reinvested       21,165                      --        21,832                      --
Amount Redeemed.      (439,138)               (148,238)     (381,875)               (232,656)
                   -----------   ---------------------   -----------   ---------------------
Net Change . . .   $   324,753   $           1,678,347   $   159,694   $           2,714,891
                   ===========   =====================   ===========   =====================
Shares Sold. . .        87,005                 187,528        63,177                 307,147
Shares Reinvested        2,672                      --         2,753                      --
Shares Redeemed.       (51,035)                (17,098)      (46,594)                (28,781)
AXA PREMIER SMALL/MID CAP GROWTH FUND
Amount Sold. . .   $   861,267   $           2,177,896   $   654,858   $           3,245,206
Amount Reinvested           --                      --            --                      --
Amount Redeemed.      (440,520)               (148,990)     (289,329)               (219,422)
                   -----------   ---------------------   -----------   ---------------------
Net Change . . .   $   420,747   $           2,028,906   $   365,529   $           3,025,784
                   ===========   =====================   ===========   =====================
Shares Sold. . .       122,260                 250,098        98,795                 374,203
Shares Reinvested           --                      --            --                      --
Shares Redeemed.       (61,406)                (23,101)      (43,934)                (34,773)
AXA PREMIER SMALL/MID CAP VALUE FUND
Amount Sold. . .   $ 1,268,175   $           3,953,053   $   601,122   $           3,723,303
Amount Reinvested       14,297                      --         1,557                      --
Amount Redeemed.    (1,345,369)               (281,591)     (332,300)               (378,139)
                   -----------   ---------------------   -----------   ---------------------
Net Change . . .   $   (62,897)  $           3,671,462   $   270,379   $           3,345,164
                   ===========   =====================   ===========   =====================
Shares Sold. . .       156,032                 438,431        76,368                 391,711
Shares Reinvested        1,958                      --           213                      --
Shares Redeemed.      (175,730)                (35,424)      (42,205)                (49,225)
AXA PREMIER INTERNATIONAL EQUITY FUND
Amount Sold. . .   $ 1,848,109   $           2,229,383   $   466,228   $           2,323,469
Amount Reinvested       11,044                      --         7,536                      --
Amount Redeemed.    (1,682,994)               (951,123)     (325,548)                (75,703)
                   -----------   ---------------------   -----------   ---------------------
Net Change . . .   $   176,159   $           1,278,260   $   148,216   $           2,247,766
                   ===========   =====================   ===========   =====================
Shares Sold. . .       236,140                 241,978        58,172                 239,620
Shares Reinvested        1,421                      --           970                      --
Shares Redeemed.      (211,594)               (108,333)      (40,439)                 (9,221)
AXA PREMIER TECHNOLOGY FUND
Amount Sold. . .   $   171,907   $             393,029   $   431,900   $             681,124
Amount Reinvested          561                      --           391                      --
Amount Redeemed.       (50,706)                (19,674)     (175,296)                (39,168)
                   -----------   ---------------------   -----------   ---------------------
Net Change . . .   $   121,762   $             373,355   $   256,995   $             641,956
                   ===========   =====================   ===========   =====================
Shares Sold. . .        22,064                  41,114        67,654                  80,837
Shares Reinvested           96                      --            68                      --
Shares Redeemed.        (7,200)                 (3,402)      (24,706)                 (6,352)
AXA PREMIER HEALTH CARE FUND
Amount Sold. . .   $   244,395   $             675,342   $   186,375   $           1,285,145
Amount Reinvested        2,335                      --           485                      --
Amount Redeemed.      (107,915)                (14,268)     (140,373)               (166,134)
                   -----------   ---------------------   -----------   ---------------------
Net Change . . .   $   138,815   $             661,074   $    46,487   $           1,119,011
                   ===========   =====================   ===========   =====================
Shares Sold. . .        27,982                  70,969        21,268                 136,401
Shares Reinvested          296                      --            62                      --
Shares Redeemed.       (12,344)                 (1,727)      (16,428)                (20,469)
AXA PREMIER CORE BOND FUND
Amount Sold. . .   $ 1,423,585   $           5,944,058   $ 2,579,512   $           9,179,539
Amount Reinvested      244,469                  90,236       367,003                 102,228
Amount Redeemed.    (2,002,349)             (1,269,123)   (2,328,445)               (408,357)
                   -----------   ---------------------   -----------   ---------------------
Net Change . . .   $  (334,295)  $           4,765,171   $   618,070   $           8,873,410
                   ===========   =====================   ===========   =====================
Shares Sold. . .       138,587                 589,671       252,461                 911,876
Shares Reinvested       24,109                   8,937        36,325                  10,156
Shares Redeemed.      (195,510)               (125,623)     (227,001)                (40,624)
AXA PREMIER MONEY MARKET FUND
Amount Sold. . .   $ 1,350,625   $             912,388   $ 1,113,211   $             692,278
Amount Reinvested        1,542                     212         1,595                     273
Amount Redeemed.    (1,530,199)               (530,190)     (986,032)               (163,765)
                   -----------   ---------------------   -----------   ---------------------
Net Change . . .   $  (178,032)  $             382,410   $   128,774   $             528,786
                   ===========   =====================   ===========   =====================
Shares Sold. . .     1,350,625                 912,388     1,113,211                 692,278
Shares Reinvested        1,542                     212         1,595                     273
Shares Redeemed.    (1,530,204)               (530,190)     (986,032)               (163,765)
 ---------
* Commencement of operations.
                                 CLASS C                                CLASS Z
                    ------------------------------------   ------------------------------------
                       YEAR             DECEMBER 31,           YEAR             DECEMBER 31,
                       ENDED             2001* TO             ENDED              2001* TO
                    OCTOBER 31,         OCTOBER 31,         OCTOBER 31,         OCTOBER 31,
                       2003                2002                2003                2002
                    -----------    ---------------------   ------------    ---------------------
AXA PREMIER LARGE CAP GROWTH FUND
Amount Sold. . .    $    53,562    $             367,814   $    571,219    $           7,056,305
Amount Reinvested           132                       --          3,341                       --
Amount Redeemed.        (30,097)                 (42,867)      (192,397)                (502,450)
                    -----------    ---------------------   ------------    ---------------------
Net Change . . .    $    23,597    $             324,947   $    382,163    $           6,553,855
                    ===========    =====================   ============    =====================
Shares Sold. . .          7,221                   40,572         75,795                  711,486
Shares Reinvested            19                       --            486                       --
Shares Redeemed.         (4,024)                  (6,138)       (26,439)                 (64,759)
AXA PREMIER LARGE CAP CORE EQUITY FUND
Amount Sold. . .    $   175,069    $             455,075   $    845,381    $           7,818,640
Amount Reinvested         1,711                       --          9,492                       --
Amount Redeemed.       (121,818)                 (78,248)      (535,186)                (898,698)
                    -----------    ---------------------   ------------    ---------------------
Net Change . . .    $    54,962    $             376,827   $    319,687    $           6,919,942
                    ===========    =====================   ============    =====================

AXA PREMIER FUNDS TRUST
NOTES TO FINANCIAL STATEMENTS -- (Continued)
October 31, 2003

                                       CLASS C                                 CLASS Z
                         -------------------------------------   -------------------------------------
                            YEAR              DECEMBER 31,           YEAR             DECEMBER 31,
                            ENDED              2001* TO             ENDED              2001* TO
                         OCTOBER 31,          OCTOBER 31,         OCTOBER 31,         OCTOBER 31,
                            2003                 2002                2003                2002
                         -----------     ---------------------   ------------    ---------------------
Shares Sold. . .              21,185                    47,957        113,728                  785,720
Shares Reinvested                225                        --          1,251                       --
Shares Redeemed.             (15,202)                  (10,146)       (61,310)                (109,556)
AXA PREMIER LARGE CAP VALUE FUND
Amount Sold. . .         $    44,597     $             431,005   $    285,040    $           6,940,436
Amount Reinvested              2,958                        --         11,597                       --
Amount Redeemed.             (35,331)                  (35,979)      (316,754)                (276,359)
                         -----------     ---------------------   ------------    ---------------------
Net Change . . .         $    12,224     $             395,026   $    (20,117)   $           6,664,077
                         ===========     =====================   ============    =====================
Shares Sold. . .               5,138                    43,781         34,658                  696,266
Shares Reinvested                373                        --          1,463                       --
Shares Redeemed.              (4,284)                   (4,449)       (37,860)                 (33,546)
AXA PREMIER SMALL/MID CAP GROWTH FUND
Amount Sold. . .         $    75,501     $             660,776   $    386,954    $           7,218,922
Amount Reinvested                 --                        --             --                       --
Amount Redeemed.            (268,946)                  (37,366)      (282,848)                (527,249)
                         -----------     ---------------------   ------------    ---------------------
Net Change . . .         $  (193,445)    $             623,410   $    104,106    $           6,691,673
                         ===========     =====================   ============    =====================
Shares Sold. . .              10,680                    84,649         59,858                  733,811
Shares Reinvested                 --                        --             --                       --
Shares Redeemed.             (44,443)                   (6,005)       (42,324)                 (65,241)
AXA PREMIER SMALL/MID CAP VALUE FUND
Amount Sold. . .         $    69,509     $             739,894   $    557,234    $           8,293,074
Amount Reinvested                343                        --          9,206                       --
Amount Redeemed.            (252,669)                  (61,240)      (568,513)              (1,007,571)
                         -----------     ---------------------   ------------    ---------------------
Net Change . . .         $  (182,817)    $             678,654   $     (2,073)   $           7,285,503
                         ===========     =====================   ============    =====================
Shares Sold. . .               8,186                    84,642         71,645                  840,480
Shares Reinvested                 47                        --          1,261                       --
Shares Redeemed.             (34,776)                   (7,883)       (73,368)                (123,859)
AXA PREMIER INTERNATIONAL EQUITY FUND
Amount Sold. . .         $    51,371     $             282,146   $    145,680    $           6,914,100
Amount Reinvested                737                        --          4,266                       --
Amount Redeemed.             (15,896)                  (14,462)      (206,804)                (496,664)
                         -----------     ---------------------   ------------    ---------------------
Net Change . . .         $    36,212     $             267,684   $    (56,858)   $           6,417,436
                         ===========     =====================   ============    =====================
Shares Sold. . .               6,010                    28,657         17,070                  698,827
Shares Reinvested                 95                        --            549                       --
Shares Redeemed.              (1,802)                   (1,795)       (26,024)                 (61,720)
AXA PREMIER TECHNOLOGY FUND
Amount Sold. . .         $    26,735     $              72,963   $    382,643    $           6,914,425
Amount Reinvested                 30                        --            659                       --
Amount Redeemed.             (24,931)                   (4,984)       (41,697)                (636,785)
                         -----------     ---------------------   ------------    ---------------------
Net Change . . .         $     1,834     $              67,979   $    341,605    $           6,277,640
                         ===========     =====================   ============    =====================
Shares Sold. . .               4,384                     7,463         57,068                  693,912
Shares Reinvested                  5                        --            113                       --
Shares Redeemed.              (4,556)                     (648)        (6,100)                 (90,009)

AXA PREMIER FUNDS TRUST
NOTES TO FINANCIAL STATEMENTS -- (Continued)
October 31, 2003

                                   CLASS C                                CLASS Z
                    -------------------------------------   -------------------------------------
                       YEAR              DECEMBER 31,           YEAR             DECEMBER 31,
                       ENDED              2001* TO             ENDED              2001* TO
                    OCTOBER 31,          OCTOBER 31,         OCTOBER 31,         OCTOBER 31,
                       2003                 2002                2003                2002
                    -----------     ---------------------   ------------    ---------------------
AXA PREMIER HEALTH CARE FUND
Amount Sold. . .    $    63,526     $             222,423   $     23,783    $           6,213,368
Amount Reinvested            99                        --          1,012                       --
Amount Redeemed.        (75,523)                  (30,340)       (33,398)                (154,829)
                    -----------     ---------------------   ------------    ---------------------
Net Change . . .    $   (11,898)    $             192,083   $     (8,603)   $           6,058,539
                    ===========     =====================   ============    =====================
Shares Sold. . .          7,859                    23,019          2,753                  623,119
Shares Reinvested            13                        --            128                       --
Shares Redeemed.         (9,682)                   (3,769)        (4,003)                 (19,416)
AXA PREMIER CORE BOND FUND
Amount Sold. . .    $   286,863     $           2,866,340   $  8,961,024    $          29,439,659
Amount Reinvested        72,762                    25,185        176,380                   72,604
Amount Redeemed.       (787,995)                 (939,956)   (11,224,388)              (1,556,622)
                    -----------     ---------------------   ------------    ---------------------
Net Change . . .    $  (428,370)    $           1,951,569   $ (2,086,984)   $          27,955,641
                    ===========     =====================   ============    =====================
Shares Sold. . .         28,105                   283,828        875,819                2,940,317
Shares Reinvested         7,207                     2,500         17,386                    7,203
Shares Redeemed.        (77,223)                  (94,188)    (1,093,091)                (154,238)
AXA PREMIER MONEY MARKET FUND
Amount Sold. . .    $     9,384     $             997,493   $    148,578    $           9,870,990
Amount Reinvested           438                       507            626                       --
Amount Redeemed.       (419,035)                 (501,041)       (81,740)                 (13,889)
                    -----------     ---------------------   ------------    ---------------------
Net Change . . .    $  (409,213)    $             496,959   $     67,464    $           9,857,101
                    ===========     =====================   ============    =====================
Shares Sold. . .          9,384                   997,493        148,578                9,870,990
Shares Reinvested           438                       507            626                       --
Shares Redeemed.       (419,035)                 (501,041)       (81,740)                 (13,889)
 ---------
* Commencement of operations.

Note 9 Percentage of Ownership

  At October 31, 2003, Equitable held investments in each of the Funds as follows:

FUNDS:                                                                  PERCENTAGE OF OWNERSHIP
------                                                                  -----------------------
AXA Premier Large Cap Growth Fund. . . . . . . . . . . . . . . . . .             47.0%
AXA Premier Large Cap Core Equity Fund . . . . . . . . . . . . . . .             46.6
AXA Premier Large Cap Value Fund . . . . . . . . . . . . . . . . . .             49.8
AXA Premier Small/Mid Cap Growth Fund. . . . . . . . . . . . . . . .             42.8
AXA Premier Small/Mid Cap Value Fund . . . . . . . . . . . . . . . .             39.4
AXA Premier International Equity Fund. . . . . . . . . . . . . . . .             56.3
AXA Premier Technology Fund  . . . . . . . . . . . . . . . . . . . .             72.3
AXA Premier Health Care Fund . . . . . . . . . . . . . . . . . . . .             72.8
AXA Premier Core Bond Fund . . . . . . . . . . . . . . . . . . . . .             60.6
AXA Premier Money Market Fund  . . . . . . . . . . . . . . . . . . .             92.0

AXA PREMIER FUNDS TRUST
NOTES TO FINANCIAL STATEMENTS -- (Concluded)
October 31, 2003

Note 10 Subsequent Event

  On November 19, 2003, the Board of Trustees approved Wellington Management Company, LLP ("Wellington") to serve as a new Adviser for the AXA Premier Technology Fund, replacing Alliance Capital Management, L.P. Effective December 12, 2003, Wellington began serving in its role as an Adviser to the fund.

                         REPORT OF INDEPENDENT AUDITORS

To the Shareholders and Board of Trustees of AXA Premier Funds Trust:

In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of AXA Premier Large Cap Growth Fund, AXA Premier Large Cap Core Equity Fund, AXA Premier Large Cap Value Fund, AXA Premier Small/ Mid Cap Growth Fund, AXA Premier Small/Mid Cap Value Fund, AXA Premier International Equity Fund, AXA Premier Technology Fund, AXA Premier Health Care Fund, AXA Premier Core Bond Fund and AXA Premier Money Market Fund (constituting AXA Premier Funds Trust; the "Trust") at October 31, 2003, the results of each of their operations for the year then ended and the changes in each of their net assets and the financial highlights for the year then ended and for the period December 31, 2001 (date of commencement of operations) through October 31, 2002, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as the "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2003 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP
New York, New York
December 12, 2003

                   FEDERAL INCOME TAX INFORMATION (UNAUDITED)

  For the year ended October 31, 2003, the percentage of dividends paid that qualify for the 70% dividends received deductions for corporate shareholders, foreign taxes which are expected to be passed through to shareholders for foreign tax credits, gross income derived from sources within foreign countries, long-term capital gain dividends for the purpose of the dividend paid deduction on its federal income tax return, qualifying dividend income and Treasury income were as follows:

                           70%
                        DIVIDEND            FOREIGN                 QUALIFYING
                        RECEIVED   FOREIGN   SOURCE    LONG TERM     DIVIDEND    TREASURY
                        DEDUCTION   TAXES    INCOME   CAPITAL GAIN    INCOME      INCOME
                        ---------  -------  --------  ------------  ----------  ----------
FUNDS:
AXA Premier Large Cap
 Growth Fund. . . . .       --     $    --  $     --       $--          $--         --%
AXA Premier Large Cap
 Core
 Equity Fund. . . . .    93.61          --        --        --           --       24.49
AXA Premier Large Cap
 Value Fund . . . . .    90.93          --        --        --           --          --
AXA Premier Small/Mid
 Cap
 Growth Fund. . . . .       --          --     1,471        --           --       11.55
AXA Premier Small/Mid
 Cap Value Fund . . .    92.21          --        --        --           --          --
AXA Premier
 International Equity
 Fund . . . . . . . .     0.06      25,852   236,896        --           --          --
AXA Premier Technology
 Fund . . . . . . . .    99.78          --        --        --           --          --
AXA Premier Health
 Care Fund. . . . . .    75.68          --        --        --           --          --
AXA Premier Core Bond
 Fund . . . . . . . .       --          --        --        --           --       20.24
AXA Premier Money
 Market Fund. . . . .       --          --        --        --           --       12.11

                      MANAGEMENT OF THE TRUST (UNAUDITED)

  The Trust's Board has the responsibility for the overall management of the Trust and the Funds, including general supervision and review of the Funds' investment activities and their conformity with Delaware law and the stated policies of the Funds. The Board elects the officers of the Trust who are responsible for administering the Trust's day-to-day operations. The Trustees and officers of the Trust, together with information as to their principal business occupation during the last five years, and other information are shown below.

THE TRUSTEES AND OFFICERS

                                         TERM OF                                   NUMBER OF
                                          OFFICE                                     FUNDS
                                        AND LENGTH                                    IN
                         POSITION(S)        OF                                      COMPLEX               OTHER
 NAME, ADDRESS AND        HELD WITH        TIME        PRINCIPAL OCCUPATION(S)     OVERSEEN           DIRECTORSHIPS
 AGE                        TRUST         SERVED         DURING PAST 5 YEARS          BY             HELD BY TRUSTEE
----------------------------------------------------------------------------------  TRUSTEE
                                                                                  -----------------------------------------
                                                   INTERESTED TRUSTEE
---------------------------------------------------------------------------------------------------------------------------
 Peter D. Noris*         Trustee and    From          From May 1995 to present,       56        Director of
 1290 Avenue of the      Chairman       November      Executive Vice President                  Alliance Capital
 Americas,                              2001          and Chief Investment                      Management L.P.;
 New York, New York                     to present    Officer of AXA Financial,                 Director of AXA
 (47)                                                 Inc.; from September 1999                 Alternative Advisors Inc.
                                                      to present, Executive
                                                      Vice President and Chief
                                                      Executive Officer of AXA
                                                      Financial Services LLC;
                                                      and from November 1995 to
                                                      present, Executive Vice
                                                      President of AXA Advisors
                                                      LLC.

---------------------------------------------------------------------------------------------------------------------------
                                                  INDEPENDENT TRUSTEES
---------------------------------------------------------------------------------------------------------------------------
 Gerald C. Crotty        Trustee        From          Co-founder and director         26        None
 c/o AXA Premier                        November      of Weichert Enterprise, a
 Funds Trust                            2001          private and public equity
 1290 Avenue of the                     to present    market investment firm;
 Americas,                                            co-founder of Excelsior
 New York, New York                                   Ventures Management, a
 (52)                                                 private equity and
                                                      venture capital firm;
                                                      from 1991 to 1998, held
                                                      various positions with
                                                      ITT Corporation,
                                                      including President and
                                                      COO of ITT Consumer
                                                      Financial Corp. and
                                                      Chairman, President and
                                                      CEO of ITT Information
                                                      Services.
---------------------------------------------------------------------------------------------------------------------------
 Barry Hamerling         Trustee        From          Since 1998, Managing            26        None
 c/o AXA Premier                        November      Partner of Premium Ice
 Funds Trust                            2001          Cream of America; from
 1290 Avenue of the                     to present    1970 to 1998, President
 Americas,                                            of Ayco Co. L.P., the
 New York, New York                                   largest independent
 (57)                                                 financial counseling firm
                                                      in the United States.
---------------------------------------------------------------------------------------------------------------------------


-----------

* Affiliated with the Manager and Distributors.

                                        TERM OF                                  NUMBER OF
                                         OFFICE                                    FUNDS
                                       AND LENGTH                                   IN
                         POSITION(S)       OF                                     COMPLEX          OTHER
 NAME, ADDRESS AND       HELD WITH        TIME       PRINCIPAL OCCUPATION(S)     OVERSEEN      DIRECTORSHIPS
 AGE                       TRUST         SERVED        DURING PAST 5 YEARS          BY        HELD BY TRUSTEE
--------------------------------------------------------------------------------  TRUSTEE
                                                                                -------------------------------
                                      INDEPENDENT TRUSTEES (CONTINUED)
---------------------------------------------------------------------------------------------------------------
 Cynthia R. Plouche      Trustee       From          Since April 2003,              26        None
 c/o AXA Premier                       November      Managing Director of
 Funds Trust                           2001          Blaylock Abacus Asset
 1290 Avenue of the                    to present    Management, Inc.; prior
 Americas,                                           thereto, founder, Chief
 New York, New York                                  Investment Officer and
 (46)                                                Managing Director of
                                                     Abacus Financial Group,
                                                     a manager of fixed
                                                     income portfolios for
                                                     institutional clients.
---------------------------------------------------------------------------------------------------------------
 Rayman Louis Solomon    Trustee       From          Since 1998, Dean and a         26        None
 c/o AXA Premier                       November      Professor of Law at
 Funds Trust                           2001          Rutgers University
 1290 Avenue of the                    to present    School of Law; prior
 Americas,                                           thereto, an Associate
 New York, New York                                  Dean at Northwestern
 (56)                                                University School of
                                                     Law.
---------------------------------------------------------------------------------------------------------------

                                            TERM OF                              PRINCIPAL OCCUPATION(S)
                          POSITION(S)        OFFICE
 NAME, ADDRESS AND         HELD WITH       AND LENGTH                              DURING PAST 5 YEARS
 AGE                         TRUST             OF
                                          TIME SERVED
-----------------------------------------------------------------------------------------------------------------------------------
                                                            OFFICERS
-----------------------------------------------------------------------------------------------------------------------------------
 Steven M. Joenk        President        Chief            From July 1999 to present, Senior Vice President of AXA Financial;
 1290 Avenue of the     and Chief        Executive        from 1996 to 1999, Managing Director of MeesPierson.
 Americas,              Executive        Officer from
 New York, New York     Officer          December
 (44)                                    2002 to
                                         present;
                                         President
                                         from
                                         November
                                         2001 to
                                         present
-----------------------------------------------------------------------------------------------------------------------------------
 Patricia Louie         Vice             From             From May 2003 to present, Vice President and Associate General Counsel
 1290 Avenue of the     President        November         of AXA Financial and Equitable; July 1999 to May 2003, Vice President
 Americas,              and              2001 to          and Counsel of AXA Financial and Equitable; from September 1994 to
 New York, New York     Secretary        present          July 1999, Assistant General Counsel of The Dreyfus Corporation.
 (48)
-----------------------------------------------------------------------------------------------------------------------------------
 Kenneth T. Kozlowski   Chief            Chief            From February 2001 to present, Vice President of AXA Financial;
 1290 Avenue of the     Financial        Financial        from October 1999 to February 2001, Assistant Vice President of
 Americas,              Officer          Officer from     AXA Financial; from October 1996 to October 1999, Director --
 New York, New York     and              December         Fund Administration of Prudential Investments.
 (41)                   Treasurer        2002 to
                                         present;
                                         Treasurer
                                         from
                                         November
                                         2001 to
                                         present
-----------------------------------------------------------------------------------------------------------------------------------
 Mary E. Cantwell       Vice             From             From February 2001 to present, Vice President of AXA Financial;
 1290 Avenue of the     President        November         from July 1999 to present, Vice President of Equitable; from
 Americas,                               2001 to          September 1997 to July 1999, Assistant Vice President, Office of the
 New York, New York                      present          Chief Investment Officer of Equitable.
 (42)
-----------------------------------------------------------------------------------------------------------------------------------
 Kenneth B. Beitler     Vice             From             From February 2003 to present, Vice President of AXA Financial; from
 1290 Avenue of the     President        November         February 2002 to February 2003, Assistant Vice President of AXA
 Americas,                               2001 to          Financial; from May 1999 to February 2002, Senior Investment Analyst
 New York, New York                      present          and Assistant Vice President of AXA Financial; prior thereto, an
 (45)                                                     Investment Systems Development Analyst with TIAA-CREF.
-----------------------------------------------------------------------------------------------------------------------------------



                                            TERM OF                              PRINCIPAL OCCUPATION(S)
                          POSITION(S)        OFFICE
 NAME, ADDRESS AND         HELD WITH       AND LENGTH                              DURING PAST 5 YEARS
 AGE                         TRUST             OF
                                          TIME SERVED

                                                      OFFICERS (CONTINUED)
-----------------------------------------------------------------------------------------------------------------------------------
 Brian E. Walsh         Vice             Vice             From February 2003 to present, Vice President of AXA Financial and
 1290 Avenue of the     President        President        Equitable; from January 2001 to February 2003, Assistant Vice
 Americas,              and Assistant    from             President of AXA Financial and Equitable; from  December 1999 to
 New York, New York     Treasurer        December         January 2001, Senior Fund Administrator of AXA Financial and
 (35)                                    2002 to          Equitable; from  January 1993 to December 1999, Manager of Prudential
                                         present;         Investment Fund Management.
                                         Assistant
                                         Treasurer
                                         from
                                         November
                                         2001 to
                                         present
-----------------------------------------------------------------------------------------------------------------------------------
 Andrew S. Novak        Assistant        From             From May 2003 to present, Vice President and Counsel of AXA Financial
 1290 Avenue of the     Secretary        September        and Equitable; May 2002 to May 2003, Counsel of AXA Financial and
 Americas,                               2002 to          Equitable; from May 2001 to April 2002, Associate General Counsel and
 New York, New York                      present          Chief Compliance Officer of Royce & Associates, Inc.; from August 1997
 (35)                                                     to August 2000, Vice President and Assistant General Counsel of
                                                          Mitchell Hutchins Asset Management.

-----------------------------------------------------------------------------------------------------------------------------------
 Joseph J. Paolo        Compliance       From             From May 2002 to present, Compliance Director and Assistant Vice
 1290 Avenue of the     Officer          September        Preseident of AXA Financial and Equitable; from February 2001 to May
 Americas,                               2002 to          2002, Compliance Officer of AXA Financial and Equitable;
 New York, New York                      present          from June 1998 to February 2001, Principal Consultant of
 (33)                                                     PricewaterhouseCoopers LLP; from February 1997 to June 1998, Second
                                                          Vice President of The Chase Manhattan Bank; from August 1992 to
                                                          February 1997, Staff Accountant of U.S. Securities and Exchange
                                                          Commission.

-----------------------------------------------------------------------------------------------------------------------------------

                                                                      SUPPLEMENT

                             AXA PREMIER FUNDS TRUST
                         Annual Report October 31, 2003

--------------------------------------------------------------------------------

This Supplement updates certain information contained in the October 31, 2003 Annual Report of AXA Premier Funds Trust ("Trust"). You may obtain an additional copy of the Annual Report, free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, NY 10104. Please read this Supplement in conjunction with the Annual Report.

                      AXA Premier Small/Mid Cap Growth Fund

In the section entitled "Performance Results and Commentary," the paragraph under the heading "PERFORMANCE SUMMARY - Performance Results" for AXA Premier Small/Mid Cap Growth Fund (page 8) should be replaced with the following:

         The AXA Premier Small/Mid Cap Growth Fund (Class Z shares) returned 37.04% for the fiscal year ending October 31, 2003. Despite strong performance in absolute terms, the Fund trailed behind the Russell 2500 Growth Index, which returned 44.76% over the same period. The performance gap narrowed a bit as the Fund (Class Z shares) posted a year-to-date return of 37.04% versus the index return of 41.38%.

                         Federal Income Tax Information

In the section entitled "Federal Income Tax Information (Unaudited)," the number under the column heading "70% Dividend Received Deduction" for AXA Premier Large Cap Growth Fund (page 87) should read "81.79%."

Item 2.    Code of Ethics.

As of the end of the period covered by this report, the registrant has adopted a "code of ethics," as defined in Item 2, that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of the registrant's code of ethics is filed as an exhibit pursuant to Item 10(a)(1).

Item 3.    Audit Committee Financial Expert.

The registrant's board of trustees has determined that Gerald C. Crotty and Barry Hamerling each serve on its audit committee as an "audit committee financial expert" as defined in Item 3. Messrs. Crotty and Hamerling are each considered to be "independent" for purposes of Item 3(a)(2).

Item 4.    Principal Accountant Fees and Services.

Not required.

Item 5.    Audit Committee of Listed Registrants.

Not applicable.

Item 6.    [Reserved]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.    [Reserved]

Item 9.    Controls and Disclosures.

(a) The registrant's certifying officers have evaluated the registrant's disclosure controls and procedures as of a date within 90 days prior to the filing date of this report and have determined such controls and procedures to be reasonably designed to achieve the purposes described in Rule 30a-2(c) under the Investment Company Act of 1940.

(b) The registrant's certifying officers are not aware of any changes in the registrant's internal control over financial reporting that occurred during the registrant's second fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 10.   Exhibits.

(a)(1) The registrant's code of ethics required by Item 2 is filed herewith.

(a)(2) Certifications required by Item 10(a)(2) are filed herewith.

(b)    Certifications required by Item 10(b) are filed herewith.


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                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AXA Premier Funds Trust

/s/ Steven M. Joenk
-------------------
Steven M. Joenk
President and Chief Executive Officer
December 31, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Steven M. Joenk
-------------------
Steven M. Joenk
Chief Executive Officer
December 31, 2003

/s/ Kenneth T. Kozlowski
------------------------
Kenneth T. Kozlowski
Chief Financial Officer
December 31, 2003